UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03114

Fidelity Select Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	August 31, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Natural Resources Fund Fidelity® Natural Resources Fund : FNARX

This semi-annual shareholder report contains information about Fidelity® Natural Resources Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Natural Resources Fund	$ 37	0.70%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$648,226,804
Number of Holdings	38
Portfolio Turnover	56%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	70.1
Metals & Mining	18.0
Containers & Packaging	6.3
Energy Equipment & Services	4.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	22.5
Imperial Oil Ltd	8.9
Shell PLC ADR	8.3
MEG Energy Corp	5.6
Valero Energy Corp	4.9
Galp Energia SGPS SA	4.8
Phillips 66	3.4
Athabasca Oil Corp	3.1
Agnico Eagle Mines Ltd (United States)	2.8
Freeport-McMoRan Inc	2.7
67.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914555.100    514-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Utilities Portfolio Utilities Portfolio : FSUTX

This semi-annual shareholder report contains information about Utilities Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Utilities Portfolio	$ 38	0.67%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,538,756,649
Number of Holdings	31
Portfolio Turnover	55%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Electric Utilities	62.2
Multi-Utilities	25.2
Independent Power and Renewable Electricity Producers	9.5
Gas Utilities	2.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NextEra Energy Inc	13.0
Sempra	7.1
PG&E Corp	6.3
Edison International	6.0
American Electric Power Co Inc	5.4
Public Service Enterprise Group Inc	5.3
Entergy Corp	4.8
Constellation Energy Corp	4.8
Eversource Energy	4.5
FirstEnergy Corp	4.2
61.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914501.100    65-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Consumer Staples Portfolio Fidelity Advisor® Consumer Staples Fund Class Z : FIJCX

This semi-annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.58%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,405,206,341
Number of Holdings	39
Portfolio Turnover	39%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Beverages	39.6
Household Products	18.8
Food Products	14.3
Consumer Staples Distribution & Retail	10.8
Personal Care Products	9.7
Tobacco	6.4
Oil, Gas & Consumable Fuels	0.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	14.2
Procter & Gamble Co/The	14.2
Keurig Dr Pepper Inc	9.8
Kenvue Inc	6.3
Walmart Inc	5.5
Philip Morris International Inc	4.2
Monster Beverage Corp	3.9
Energizer Holdings Inc	3.8
PepsiCo Inc	3.6
Estee Lauder Cos Inc/The Class A	3.4
68.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914494.100    3234-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Consumer Staples Portfolio Fidelity Advisor® Consumer Staples Fund Class M : FDTGX

This semi-annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 64	1.22%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,405,206,341
Number of Holdings	39
Portfolio Turnover	39%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Beverages	39.6
Household Products	18.8
Food Products	14.3
Consumer Staples Distribution & Retail	10.8
Personal Care Products	9.7
Tobacco	6.4
Oil, Gas & Consumable Fuels	0.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	14.2
Procter & Gamble Co/The	14.2
Keurig Dr Pepper Inc	9.8
Kenvue Inc	6.3
Walmart Inc	5.5
Philip Morris International Inc	4.2
Monster Beverage Corp	3.9
Energizer Holdings Inc	3.8
PepsiCo Inc	3.6
Estee Lauder Cos Inc/The Class A	3.4
68.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914492.100    1782-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Gold Portfolio Fidelity Advisor® Gold Fund Class Z : FIJDX

This semi-annual shareholder report contains information about Gold Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.60%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,501,574,716
Number of Holdings	65
Portfolio Turnover	13%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Metals & Mining*	98.4
Financial Services	0.0

*Includes gold bullion and/or silver bullion.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Agnico Eagle Mines Ltd	14.8
Newmont Corp	11.6
Wheaton Precious Metals Corp	10.3
Franco-Nevada Corp	9.3
Barrick Gold Corp	4.9
Alamos Gold Inc Class A	4.1
Northern Star Resources Ltd	3.8
Osisko Gold Royalties Ltd	2.7
Anglogold Ashanti Plc	2.3
Lundin Gold Inc	2.3
66.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914522.100    3235-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Gold Portfolio Fidelity Advisor® Gold Fund Class I : FGDIX

This semi-annual shareholder report contains information about Gold Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 45	0.72%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,501,574,716
Number of Holdings	65
Portfolio Turnover	13%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Metals & Mining*	98.4
Financial Services	0.0

*Includes gold bullion and/or silver bullion.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Agnico Eagle Mines Ltd	14.8
Newmont Corp	11.6
Wheaton Precious Metals Corp	10.3
Franco-Nevada Corp	9.3
Barrick Gold Corp	4.9
Alamos Gold Inc Class A	4.1
Northern Star Resources Ltd	3.8
Osisko Gold Royalties Ltd	2.7
Anglogold Ashanti Plc	2.3
Lundin Gold Inc	2.3
66.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914521.100    1788-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Consumer Staples Portfolio Fidelity Advisor® Consumer Staples Fund Class C : FDCGX

This semi-annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 91	1.72%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,405,206,341
Number of Holdings	39
Portfolio Turnover	39%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Beverages	39.6
Household Products	18.8
Food Products	14.3
Consumer Staples Distribution & Retail	10.8
Personal Care Products	9.7
Tobacco	6.4
Oil, Gas & Consumable Fuels	0.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	14.2
Procter & Gamble Co/The	14.2
Keurig Dr Pepper Inc	9.8
Kenvue Inc	6.3
Walmart Inc	5.5
Philip Morris International Inc	4.2
Monster Beverage Corp	3.9
Energizer Holdings Inc	3.8
PepsiCo Inc	3.6
Estee Lauder Cos Inc/The Class A	3.4
68.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914491.100    1781-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Software and IT Services Portfolio Software and IT Services Portfolio : FSCSX

This semi-annual shareholder report contains information about Software and IT Services Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Software and IT Services Portfolio	$ 31	0.62%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$10,347,141,434
Number of Holdings	50
Portfolio Turnover	14%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Software	71.9
IT Services	15.5
Financial Services	5.2
Interactive Media & Services	3.6
Professional Services	1.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	25.0
Adobe Inc	8.1
Salesforce Inc	7.3
Autodesk Inc	3.1
Workday Inc Class A	2.9
Palo Alto Networks Inc	2.8
Accenture PLC Class A	2.7
Oracle Corp	2.4
Alphabet Inc Class A	2.2
Atlassian Corp Class A	2.1
58.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914496.100    28-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Materials Portfolio Fidelity Advisor® Materials Fund Class M : FMFTX

This semi-annual shareholder report contains information about Materials Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 64	1.24%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$849,835,612
Number of Holdings	39
Portfolio Turnover	59%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	61.6
Metals & Mining	25.3
Containers & Packaging	7.9
Construction Materials	4.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	19.1
Ecolab Inc	10.2
Dow Inc	6.9
Air Products and Chemicals Inc	5.4
Freeport-McMoRan Inc	5.0
Corteva Inc	3.9
Nucor Corp	3.9
Axalta Coating Systems Ltd	3.6
Chemours Co/The	3.3
First Quantum Minerals Ltd	2.4
63.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914549.100    1792-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Telecommunications Portfolio Telecommunications Portfolio : FSTCX

This semi-annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Telecommunications Portfolio	$ 41	0.76%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$196,158,282
Number of Holdings	27
Portfolio Turnover	29%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Diversified Telecommunication Services	75.8
Wireless Telecommunication Services	12.7
Media	4.1
IT Services	0.6
Construction & Engineering	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
AT&T Inc	23.3
Verizon Communications Inc	19.7
Lumen Technologies Inc	6.2
Cogent Communications Holdings Inc	4.9
T-Mobile US Inc	4.8
Iridium Communications Inc	4.8
Liberty Latin America Ltd Class C	4.0
Liberty Global Ltd Class C	3.5
Telephone and Data Systems Inc	3.4
Gogo Inc	2.9
77.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914517.100    96-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Communication Services Portfolio Fidelity Advisor® Communication Services Fund Class M : FGEMX

This semi-annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 63	1.21%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,564,235,226
Number of Holdings	49
Portfolio Turnover	39%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Interactive Media & Services	52.6
Entertainment	22.6
Media	8.0
Diversified Telecommunication Services	7.9
Broadline Retail	5.3
Ground Transportation	2.5
IT Services	0.0
Consumer Staples Distribution & Retail	0.0
Software	0.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	24.9
Alphabet Inc Class A	22.6
AT&T Inc	4.8
Walt Disney Co/The	4.6
Amazon.com Inc	4.6
Netflix Inc	4.6
Charter Communications Inc Class A	2.6
Uber Technologies Inc	2.5
Liberty Media Corp-Liberty Formula One Class A	2.3
Comcast Corp Class A	2.3
75.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914540.100    3325-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Materials Portfolio Fidelity Advisor® Materials Fund Class Z : FIJFX

This semi-annual shareholder report contains information about Materials Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 30	0.58%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$849,835,612
Number of Holdings	39
Portfolio Turnover	59%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	61.6
Metals & Mining	25.3
Containers & Packaging	7.9
Construction Materials	4.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	19.1
Ecolab Inc	10.2
Dow Inc	6.9
Air Products and Chemicals Inc	5.4
Freeport-McMoRan Inc	5.0
Corteva Inc	3.9
Nucor Corp	3.9
Axalta Coating Systems Ltd	3.6
Chemours Co/The	3.3
First Quantum Minerals Ltd	2.4
63.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914551.100    3236-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Communication Services Portfolio Fidelity Advisor® Communication Services Fund Class Z : FGKMX

This semi-annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 30	0.58%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,564,235,226
Number of Holdings	49
Portfolio Turnover	39%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Interactive Media & Services	52.6
Entertainment	22.6
Media	8.0
Diversified Telecommunication Services	7.9
Broadline Retail	5.3
Ground Transportation	2.5
IT Services	0.0
Consumer Staples Distribution & Retail	0.0
Software	0.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	24.9
Alphabet Inc Class A	22.6
AT&T Inc	4.8
Walt Disney Co/The	4.6
Amazon.com Inc	4.6
Netflix Inc	4.6
Charter Communications Inc Class A	2.6
Uber Technologies Inc	2.5
Liberty Media Corp-Liberty Formula One Class A	2.3
Comcast Corp Class A	2.3
75.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914543.100    3328-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Industrials Portfolio Industrials Portfolio : FCYIX

This semi-annual shareholder report contains information about Industrials Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Industrials Portfolio	$ 36	0.69%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$591,125,639
Number of Holdings	51
Portfolio Turnover	37%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	22.7
Machinery	19.6
Ground Transportation	13.2
Electrical Equipment	12.8
Building Products	11.5
Trading Companies & Distributors	5.7
Construction & Engineering	3.8
Professional Services	3.4
Commercial Services & Supplies	3.2
Others	3.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
General Electric Co	6.4
Union Pacific Corp	5.1
Howmet Aerospace Inc	4.7
Parker-Hannifin Corp	4.3
Ingersoll Rand Inc	4.3
Trane Technologies PLC	4.1
TransDigm Group Inc	3.9
Boeing Co	3.8
GE Vernova Inc	3.4
Eaton Corp PLC	3.3
43.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914556.100    515-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Banking Portfolio Banking Portfolio : FSRBX

This semi-annual shareholder report contains information about Banking Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Banking Portfolio	$ 40	0.71%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$439,247,104
Number of Holdings	37
Portfolio Turnover	29%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Banks	97.6
Capital Markets	2.5
Financial Services	0.0
Consumer Finance	0.0

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	7.5
Bank of America Corp	6.8
M&T Bank Corp	6.2
Citigroup Inc	5.6
US Bancorp	5.4
PNC Financial Services Group Inc/The	5.3
Popular Inc	5.1
KeyCorp	4.0
Heartland Financial USA Inc	3.5
Huntington Bancshares Inc/OH	3.4
52.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914546.100    507-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Telecommunications Portfolio Fidelity Advisor® Telecommunications Fund Class Z : FIJGX

This semi-annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 35	0.65%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$196,158,282
Number of Holdings	27
Portfolio Turnover	29%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Diversified Telecommunication Services	75.8
Wireless Telecommunication Services	12.7
Media	4.1
IT Services	0.6
Construction & Engineering	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
AT&T Inc	23.3
Verizon Communications Inc	19.7
Lumen Technologies Inc	6.2
Cogent Communications Holdings Inc	4.9
T-Mobile US Inc	4.8
Iridium Communications Inc	4.8
Liberty Latin America Ltd Class C	4.0
Liberty Global Ltd Class C	3.5
Telephone and Data Systems Inc	3.4
Gogo Inc	2.9
77.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914516.100    3237-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Gold Portfolio Fidelity Advisor® Gold Fund Class M : FGDTX

This semi-annual shareholder report contains information about Gold Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 75	1.22%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,501,574,716
Number of Holdings	65
Portfolio Turnover	13%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Metals & Mining*	98.4
Financial Services	0.0

*Includes gold bullion and/or silver bullion.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Agnico Eagle Mines Ltd	14.8
Newmont Corp	11.6
Wheaton Precious Metals Corp	10.3
Franco-Nevada Corp	9.3
Barrick Gold Corp	4.9
Alamos Gold Inc Class A	4.1
Northern Star Resources Ltd	3.8
Osisko Gold Royalties Ltd	2.7
Anglogold Ashanti Plc	2.3
Lundin Gold Inc	2.3
66.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914520.100    1787-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
FinTech Portfolio FinTech Portfolio : FSVLX

This semi-annual shareholder report contains information about FinTech Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FinTech Portfolio	$ 39	0.76%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$98,348,487
Number of Holdings	25
Portfolio Turnover	31%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Financial Services	61.9
Consumer Finance	20.9
Software	12.3
IT Services	4.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	12.7
American Express Co	12.1
Visa Inc Class A	11.7
Intuit Inc	11.1
Discover Financial Services	4.9
Fidelity National Information Services Inc	4.9
Fiserv Inc	4.9
Adyen NV	4.8
Shopify Inc Class A (United States)	4.8
Corpay Inc	4.8
76.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914528.100    98-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Gold Portfolio Gold Portfolio : FSAGX

This semi-annual shareholder report contains information about Gold Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gold Portfolio	$ 42	0.68%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,501,574,716
Number of Holdings	65
Portfolio Turnover	13%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Metals & Mining*	98.4
Financial Services	0.0

*Includes gold bullion and/or silver bullion.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Agnico Eagle Mines Ltd	14.8
Newmont Corp	11.6
Wheaton Precious Metals Corp	10.3
Franco-Nevada Corp	9.3
Barrick Gold Corp	4.9
Alamos Gold Inc Class A	4.1
Northern Star Resources Ltd	3.8
Osisko Gold Royalties Ltd	2.7
Anglogold Ashanti Plc	2.3
Lundin Gold Inc	2.3
66.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914523.100    41-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Materials Portfolio Fidelity Advisor® Materials Fund Class I : FMFEX

This semi-annual shareholder report contains information about Materials Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.72%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$849,835,612
Number of Holdings	39
Portfolio Turnover	59%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	61.6
Metals & Mining	25.3
Containers & Packaging	7.9
Construction Materials	4.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	19.1
Ecolab Inc	10.2
Dow Inc	6.9
Air Products and Chemicals Inc	5.4
Freeport-McMoRan Inc	5.0
Corteva Inc	3.9
Nucor Corp	3.9
Axalta Coating Systems Ltd	3.6
Chemours Co/The	3.3
First Quantum Minerals Ltd	2.4
63.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914550.100    1793-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Communication Services Portfolio Communication Services Portfolio : FBMPX

This semi-annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Communication Services Portfolio	$ 35	0.67%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,564,235,226
Number of Holdings	49
Portfolio Turnover	39%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Interactive Media & Services	52.6
Entertainment	22.6
Media	8.0
Diversified Telecommunication Services	7.9
Broadline Retail	5.3
Ground Transportation	2.5
IT Services	0.0
Consumer Staples Distribution & Retail	0.0
Software	0.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	24.9
Alphabet Inc Class A	22.6
AT&T Inc	4.8
Walt Disney Co/The	4.6
Amazon.com Inc	4.6
Netflix Inc	4.6
Charter Communications Inc Class A	2.6
Uber Technologies Inc	2.5
Liberty Media Corp-Liberty Formula One Class A	2.3
Comcast Corp Class A	2.3
75.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914544.100    503-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Materials Portfolio Fidelity Advisor® Materials Fund Class C : FMFCX

This semi-annual shareholder report contains information about Materials Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 90	1.74%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$849,835,612
Number of Holdings	39
Portfolio Turnover	59%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	61.6
Metals & Mining	25.3
Containers & Packaging	7.9
Construction Materials	4.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	19.1
Ecolab Inc	10.2
Dow Inc	6.9
Air Products and Chemicals Inc	5.4
Freeport-McMoRan Inc	5.0
Corteva Inc	3.9
Nucor Corp	3.9
Axalta Coating Systems Ltd	3.6
Chemours Co/The	3.3
First Quantum Minerals Ltd	2.4
63.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914548.100    1791-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Biotechnology Portfolio Biotechnology Portfolio : FBIOX

This semi-annual shareholder report contains information about Biotechnology Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Biotechnology Portfolio	$ 34	0.64%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$5,008,216,225
Number of Holdings	200
Portfolio Turnover	31%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Biotechnology	92.2
Pharmaceuticals	7.1
Health Care Providers & Services	0.2
Health Care Technology	0.2
Life Sciences Tools & Services	0.1
Health Care Equipment & Supplies	0.0
Consumer Staples Distribution & Retail	0.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Abbvie Inc	11.0
Amgen Inc	9.7
Krystal Biotech Inc	7.4
Regeneron Pharmaceuticals Inc	5.3
Vertex Pharmaceuticals Inc	4.4
Alnylam Pharmaceuticals Inc	3.4
Gilead Sciences Inc	2.6
UCB SA	2.0
Zealand Pharma A/S	2.0
Ascendis Pharma A/S ADR	1.8
49.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914524.100    42-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Environment and Alternative Energy Fund Fidelity® Environment and Alternative Energy Fund : FSLEX

This semi-annual shareholder report contains information about Fidelity® Environment and Alternative Energy Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Environment and Alternative Energy Fund	$ 37	0.70%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$556,919,674
Number of Holdings	70
Portfolio Turnover	36%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Software	10.8
Automobiles	9.4
Chemicals	9.1
Electrical Equipment	8.0
Semiconductors & Semiconductor Equipment	7.9
IT Services	6.8
Building Products	6.0
Commercial Services & Supplies	5.1
Ground Transportation	4.7
Others	32.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	10.8
Tesla Inc	8.8
Linde PLC	7.2
International Business Machines Corp	5.9
Union Pacific Corp	4.7
Prologis Inc	4.3
Eaton Corp PLC	3.8
Republic Services Inc	3.2
Trane Technologies PLC	3.1
Arista Networks Inc	2.8
54.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914557.100    516-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Automotive Portfolio Automotive Portfolio : FSAVX

This semi-annual shareholder report contains information about Automotive Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automotive Portfolio	$ 39	0.81%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$75,054,295
Number of Holdings	34
Portfolio Turnover	64%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Automobiles	53.6
Specialty Retail	21.1
Automobile Components	11.0
Commercial Services & Supplies	6.3
Distributors	4.5
Ground Transportation	1.9
Trading Companies & Distributors	0.7
Consumer Staples Distribution & Retail	0.3
Electronic Equipment, Instruments & Components	0.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Tesla Inc	11.3
O'Reilly Automotive Inc	9.0
Toyota Motor Corp ADR	9.0
General Motors Co	8.2
Ferrari NV	8.1
Aptiv PLC	4.8
AutoZone Inc	4.6
Copart Inc	4.5
Honda Motor Co Ltd ADR	4.4
Li Auto Inc ADR	4.2
68.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914538.100    502-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Consumer Discretionary Portfolio Consumer Discretionary Portfolio : FSCPX

This semi-annual shareholder report contains information about Consumer Discretionary Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Consumer Discretionary Portfolio	$ 35	0.70%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$471,659,584
Number of Holdings	60
Portfolio Turnover	23%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Broadline Retail	26.0
Specialty Retail	23.9
Hotels, Restaurants & Leisure	19.3
Automobiles	11.7
Textiles, Apparel & Luxury Goods	8.3
Household Durables	5.4
Automobile Components	2.7
Consumer Staples Distribution & Retail	1.0
Building Products	0.8
Others	0.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	23.9
Tesla Inc	10.0
Home Depot Inc/The	4.8
Lowe's Cos Inc	4.7
TJX Cos Inc/The	3.7
Hilton Worldwide Holdings Inc	3.1
McDonald's Corp	2.6
Dick's Sporting Goods Inc	2.3
NIKE Inc Class B	2.3
Aptiv PLC	2.2
59.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914558.100    517-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Gold Portfolio Fidelity Advisor® Gold Fund Class A : FGDAX

This semi-annual shareholder report contains information about Gold Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 60	0.97%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,501,574,716
Number of Holdings	65
Portfolio Turnover	13%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Metals & Mining*	98.4
Financial Services	0.0

*Includes gold bullion and/or silver bullion.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Agnico Eagle Mines Ltd	14.8
Newmont Corp	11.6
Wheaton Precious Metals Corp	10.3
Franco-Nevada Corp	9.3
Barrick Gold Corp	4.9
Alamos Gold Inc Class A	4.1
Northern Star Resources Ltd	3.8
Osisko Gold Royalties Ltd	2.7
Anglogold Ashanti Plc	2.3
Lundin Gold Inc	2.3
66.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914518.100    1784-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Semiconductors Portfolio Semiconductors Portfolio : FSELX

This semi-annual shareholder report contains information about Semiconductors Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Semiconductors Portfolio	$ 34	0.63%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$19,711,434,026
Number of Holdings	42
Portfolio Turnover	42%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	94.3
Technology Hardware, Storage & Peripherals	2.8
Electronic Equipment, Instruments & Components	0.1
Financial Services	0.0
Metals & Mining	0.0
Software	0.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	24.8
Taiwan Semiconductor Manufacturing Co Ltd ADR	7.7
ON Semiconductor Corp	7.2
NXP Semiconductors NV	6.3
Marvell Technology Inc	5.0
Broadcom Inc	4.9
ASML Holding NV depository receipt	4.9
Micron Technology Inc	4.9
GlobalFoundries Inc	4.8
Monolithic Power Systems Inc	4.3
74.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914489.100    8-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Brokerage and Investment Management Portfolio Brokerage and Investment Management Portfolio : FSLBX

This semi-annual shareholder report contains information about Brokerage and Investment Management Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brokerage and Investment Management Portfolio	$ 37	0.69%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$917,253,584
Number of Holdings	41
Portfolio Turnover	21%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Capital Markets	95.8
Financial Services	3.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Moody's Corp	9.3
KKR & Co Inc Class A	6.4
S&P Global Inc	5.4
Blackstone Inc	5.2
Ares Management Corp Class A	5.1
Intercontinental Exchange Inc	5.1
Blue Owl Capital Inc Class A	5.0
BlackRock Inc	4.6
Ameriprise Financial Inc	4.4
Apollo Global Management Inc	3.9
54.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914504.100    68-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Chemicals Portfolio Chemicals Portfolio : FSCHX

This semi-annual shareholder report contains information about Chemicals Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Chemicals Portfolio	$ 36	0.69%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$610,081,738
Number of Holdings	26
Portfolio Turnover	2%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	99.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	23.4
Sherwin-Williams Co/The	11.3
Air Products and Chemicals Inc	8.9
Ecolab Inc	5.9
Axalta Coating Systems Ltd	4.9
Element Solutions Inc	4.5
DuPont de Nemours Inc	4.3
Corteva Inc	4.1
Celanese Corp	3.8
Westlake Corp	3.5
74.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914505.100    69-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Communication Services Portfolio Fidelity Advisor® Communication Services Fund Class I : FGJMX

This semi-annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.71%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,564,235,226
Number of Holdings	49
Portfolio Turnover	39%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Interactive Media & Services	52.6
Entertainment	22.6
Media	8.0
Diversified Telecommunication Services	7.9
Broadline Retail	5.3
Ground Transportation	2.5
IT Services	0.0
Consumer Staples Distribution & Retail	0.0
Software	0.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	24.9
Alphabet Inc Class A	22.6
AT&T Inc	4.8
Walt Disney Co/The	4.6
Amazon.com Inc	4.6
Netflix Inc	4.6
Charter Communications Inc Class A	2.6
Uber Technologies Inc	2.5
Liberty Media Corp-Liberty Formula One Class A	2.3
Comcast Corp Class A	2.3
75.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914542.100    3327-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Tech Hardware Portfolio Tech Hardware Portfolio : FDCPX

This semi-annual shareholder report contains information about Tech Hardware Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tech Hardware Portfolio	$ 37	0.69%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,022,851,445
Number of Holdings	34
Portfolio Turnover	47%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Technology Hardware, Storage & Peripherals	38.5
Communications Equipment	28.7
Software	7.9
Electronic Equipment, Instruments & Components	7.5
Entertainment	4.9
Household Durables	4.6
Semiconductors & Semiconductor Equipment	4.5
Interactive Media & Services	1.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Cisco Systems Inc	12.9
Samsung Electronics Co Ltd	12.0
Apple Inc	11.0
Motorola Solutions Inc	6.9
Arista Networks Inc	6.7
Nintendo Co Ltd	4.9
Palo Alto Networks Inc	4.7
Sony Group Corp	4.6
CDW Corp/DE	4.5
FUJIFILM Holdings Corp	4.0
72.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914488.100    7-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Gold Portfolio Fidelity Advisor® Gold Fund Class C : FGDCX

This semi-annual shareholder report contains information about Gold Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 106	1.72%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,501,574,716
Number of Holdings	65
Portfolio Turnover	13%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Metals & Mining*	98.4
Financial Services	0.0

*Includes gold bullion and/or silver bullion.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Agnico Eagle Mines Ltd	14.8
Newmont Corp	11.6
Wheaton Precious Metals Corp	10.3
Franco-Nevada Corp	9.3
Barrick Gold Corp	4.9
Alamos Gold Inc Class A	4.1
Northern Star Resources Ltd	3.8
Osisko Gold Royalties Ltd	2.7
Anglogold Ashanti Plc	2.3
Lundin Gold Inc	2.3
66.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914519.100    1786-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Materials Portfolio Fidelity Advisor® Materials Fund Class A : FMFAX

This semi-annual shareholder report contains information about Materials Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 51	0.99%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$849,835,612
Number of Holdings	39
Portfolio Turnover	59%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	61.6
Metals & Mining	25.3
Containers & Packaging	7.9
Construction Materials	4.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	19.1
Ecolab Inc	10.2
Dow Inc	6.9
Air Products and Chemicals Inc	5.4
Freeport-McMoRan Inc	5.0
Corteva Inc	3.9
Nucor Corp	3.9
Axalta Coating Systems Ltd	3.6
Chemours Co/The	3.3
First Quantum Minerals Ltd	2.4
63.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914547.100    1789-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Telecommunications Portfolio Fidelity Advisor® Telecommunications Fund Class M : FTUTX

This semi-annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 71	1.31%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$196,158,282
Number of Holdings	27
Portfolio Turnover	29%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Diversified Telecommunication Services	75.8
Wireless Telecommunication Services	12.7
Media	4.1
IT Services	0.6
Construction & Engineering	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
AT&T Inc	23.3
Verizon Communications Inc	19.7
Lumen Technologies Inc	6.2
Cogent Communications Holdings Inc	4.9
T-Mobile US Inc	4.8
Iridium Communications Inc	4.8
Liberty Latin America Ltd Class C	4.0
Liberty Global Ltd Class C	3.5
Telephone and Data Systems Inc	3.4
Gogo Inc	2.9
77.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914514.100    1797-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Telecommunications Portfolio Fidelity Advisor® Telecommunications Fund Class A : FTUAX

This semi-annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 57	1.06%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$196,158,282
Number of Holdings	27
Portfolio Turnover	29%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Diversified Telecommunication Services	75.8
Wireless Telecommunication Services	12.7
Media	4.1
IT Services	0.6
Construction & Engineering	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
AT&T Inc	23.3
Verizon Communications Inc	19.7
Lumen Technologies Inc	6.2
Cogent Communications Holdings Inc	4.9
T-Mobile US Inc	4.8
Iridium Communications Inc	4.8
Liberty Latin America Ltd Class C	4.0
Liberty Global Ltd Class C	3.5
Telephone and Data Systems Inc	3.4
Gogo Inc	2.9
77.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914512.100    1794-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Communication Services Portfolio Fidelity Advisor® Communication Services Fund Class A : FGDMX

This semi-annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 50	0.96%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,564,235,226
Number of Holdings	49
Portfolio Turnover	39%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Interactive Media & Services	52.6
Entertainment	22.6
Media	8.0
Diversified Telecommunication Services	7.9
Broadline Retail	5.3
Ground Transportation	2.5
IT Services	0.0
Consumer Staples Distribution & Retail	0.0
Software	0.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	24.9
Alphabet Inc Class A	22.6
AT&T Inc	4.8
Walt Disney Co/The	4.6
Amazon.com Inc	4.6
Netflix Inc	4.6
Charter Communications Inc Class A	2.6
Uber Technologies Inc	2.5
Liberty Media Corp-Liberty Formula One Class A	2.3
Comcast Corp Class A	2.3
75.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914539.100    3324-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Pharmaceuticals Portfolio Pharmaceuticals Portfolio : FPHAX

This semi-annual shareholder report contains information about Pharmaceuticals Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pharmaceuticals Portfolio	$ 37	0.68%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,914,838,050
Number of Holdings	73
Portfolio Turnover	14%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Pharmaceuticals	74.0
Biotechnology	20.4
Life Sciences Tools & Services	1.0
Health Care Equipment & Supplies	0.8
Health Care Providers & Services	0.2
Financial Services	0.1
Software	0.1
Consumer Staples Distribution & Retail	0.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Eli Lilly & Co	24.0
Novo Nordisk A/S Class B ADR	13.3
Astrazeneca PLC ADR	8.8
Bristol-Myers Squibb Co	5.1
UCB SA	4.7
GSK PLC ADR	4.5
Merck & Co Inc	4.2
Gilead Sciences Inc	3.2
Legend Biotech Corp ADR	2.5
Dyne Therapeutics Inc	2.2
72.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914527.100    580-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Consumer Staples Portfolio Consumer Staples Portfolio : FDFAX

This semi-annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Consumer Staples Portfolio	$ 36	0.68%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,405,206,341
Number of Holdings	39
Portfolio Turnover	39%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Beverages	39.6
Household Products	18.8
Food Products	14.3
Consumer Staples Distribution & Retail	10.8
Personal Care Products	9.7
Tobacco	6.4
Oil, Gas & Consumable Fuels	0.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	14.2
Procter & Gamble Co/The	14.2
Keurig Dr Pepper Inc	9.8
Kenvue Inc	6.3
Walmart Inc	5.5
Philip Morris International Inc	4.2
Monster Beverage Corp	3.9
Energizer Holdings Inc	3.8
PepsiCo Inc	3.6
Estee Lauder Cos Inc/The Class A	3.4
68.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914495.100    9-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Medical Technology and Devices Portfolio Medical Technology and Devices Portfolio : FSMEX

This semi-annual shareholder report contains information about Medical Technology and Devices Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Medical Technology and Devices Portfolio	$ 32	0.63%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$5,352,945,554
Number of Holdings	64
Portfolio Turnover	34%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Health Care Equipment & Supplies	55.0
Life Sciences Tools & Services	32.6
Health Care Technology	5.3
Biotechnology	3.5
Health Care Providers & Services	1.8
Textiles, Apparel & Luxury Goods	0.4
Financial Services	0.3
Pharmaceuticals	0.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Boston Scientific Corp	13.1
Danaher Corp	12.7
Thermo Fisher Scientific Inc	9.4
Intuitive Surgical Inc	8.4
Stryker Corp	6.7
Abbott Laboratories	4.8
Penumbra Inc	4.6
Insulet Corp	4.2
Veeva Systems Inc Class A	3.1
IQVIA Holdings Inc	3.1
70.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914530.100    354-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Telecommunications Portfolio Fidelity Advisor® Telecommunications Fund Class I : FTUIX

This semi-annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 41	0.76%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$196,158,282
Number of Holdings	27
Portfolio Turnover	29%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Diversified Telecommunication Services	75.8
Wireless Telecommunication Services	12.7
Media	4.1
IT Services	0.6
Construction & Engineering	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
AT&T Inc	23.3
Verizon Communications Inc	19.7
Lumen Technologies Inc	6.2
Cogent Communications Holdings Inc	4.9
T-Mobile US Inc	4.8
Iridium Communications Inc	4.8
Liberty Latin America Ltd Class C	4.0
Liberty Global Ltd Class C	3.5
Telephone and Data Systems Inc	3.4
Gogo Inc	2.9
77.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914515.100    1798-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Enterprise Technology Services Portfolio Enterprise Technology Services Portfolio : FBSOX

This semi-annual shareholder report contains information about Enterprise Technology Services Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Enterprise Technology Services Portfolio	$ 33	0.66%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,702,201,601
Number of Holdings	34
Portfolio Turnover	65%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Financial Services	59.5
IT Services	24.0
Professional Services	8.2
Software	4.7
Broadline Retail	1.8
Interactive Media & Services	1.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Visa Inc Class A	21.6
Mastercard Inc Class A	20.4
Accenture PLC Class A	7.4
Fiserv Inc	4.9
International Business Machines Corp	3.9
Automatic Data Processing Inc	3.7
Fidelity National Information Services Inc	3.7
Gartner Inc	3.6
Block Inc Class A	3.4
Corpay Inc	3.2
75.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914529.100    353-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Wireless Portfolio Wireless Portfolio : FWRLX

This semi-annual shareholder report contains information about Wireless Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wireless Portfolio	$ 39	0.73%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$339,625,936
Number of Holdings	41
Portfolio Turnover	38%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Technology Hardware, Storage & Peripherals	22.0
Diversified Telecommunication Services	18.4
Semiconductors & Semiconductor Equipment	18.2
Wireless Telecommunication Services	10.6
Specialized REITs	10.6
Communications Equipment	6.2
Interactive Media & Services	4.6
Broadline Retail	2.9
Entertainment	2.8
Others	2.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Apple Inc	19.7
AT&T Inc	10.9
American Tower Corp	8.7
Marvell Technology Inc	7.4
QUALCOMM Inc	4.8
Motorola Solutions Inc	4.8
T-Mobile US Inc	4.6
United States Cellular Corp	3.0
Amazon.com Inc	2.9
Spotify Technology SA	2.8
69.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914560.100    963-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Telecommunications Portfolio Fidelity Advisor® Telecommunications Fund Class C : FTUCX

This semi-annual shareholder report contains information about Telecommunications Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 98	1.81%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$196,158,282
Number of Holdings	27
Portfolio Turnover	29%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Diversified Telecommunication Services	75.8
Wireless Telecommunication Services	12.7
Media	4.1
IT Services	0.6
Construction & Engineering	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
AT&T Inc	23.3
Verizon Communications Inc	19.7
Lumen Technologies Inc	6.2
Cogent Communications Holdings Inc	4.9
T-Mobile US Inc	4.8
Iridium Communications Inc	4.8
Liberty Latin America Ltd Class C	4.0
Liberty Global Ltd Class C	3.5
Telephone and Data Systems Inc	3.4
Gogo Inc	2.9
77.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914513.100    1796-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Leisure Portfolio Leisure Portfolio : FDLSX

This semi-annual shareholder report contains information about Leisure Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leisure Portfolio	$ 35	0.69%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$630,585,620
Number of Holdings	40
Portfolio Turnover	42%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Hotels, Restaurants & Leisure	94.8
Consumer Staples Distribution & Retail	1.4
Diversified Consumer Services	1.2
Leisure Products	1.1
Entertainment	0.6
Food Products	0.5
Financial Services	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
McDonald's Corp	16.2
Booking Holdings Inc	10.9
Starbucks Corp	8.9
Hilton Worldwide Holdings Inc	8.1
Marriott International Inc/MD Class A1	5.8
Chipotle Mexican Grill Inc	4.8
Airbnb Inc Class A	4.8
Royal Caribbean Cruises Ltd	4.3
Yum! Brands Inc	3.8
Restaurant Brands International Inc	2.8
70.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914498.100    62-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Consumer Staples Portfolio Fidelity Advisor® Consumer Staples Fund Class A : FDAGX

This semi-annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 51	0.97%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,405,206,341
Number of Holdings	39
Portfolio Turnover	39%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Beverages	39.6
Household Products	18.8
Food Products	14.3
Consumer Staples Distribution & Retail	10.8
Personal Care Products	9.7
Tobacco	6.4
Oil, Gas & Consumable Fuels	0.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	14.2
Procter & Gamble Co/The	14.2
Keurig Dr Pepper Inc	9.8
Kenvue Inc	6.3
Walmart Inc	5.5
Philip Morris International Inc	4.2
Monster Beverage Corp	3.9
Energizer Holdings Inc	3.8
PepsiCo Inc	3.6
Estee Lauder Cos Inc/The Class A	3.4
68.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914490.100    1779-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Communication Services Portfolio Fidelity Advisor® Communication Services Fund Class C : FGHMX

This semi-annual shareholder report contains information about Communication Services Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 90	1.71%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,564,235,226
Number of Holdings	49
Portfolio Turnover	39%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Interactive Media & Services	52.6
Entertainment	22.6
Media	8.0
Diversified Telecommunication Services	7.9
Broadline Retail	5.3
Ground Transportation	2.5
IT Services	0.0
Consumer Staples Distribution & Retail	0.0
Software	0.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	24.9
Alphabet Inc Class A	22.6
AT&T Inc	4.8
Walt Disney Co/The	4.6
Amazon.com Inc	4.6
Netflix Inc	4.6
Charter Communications Inc Class A	2.6
Uber Technologies Inc	2.5
Liberty Media Corp-Liberty Formula One Class A	2.3
Comcast Corp Class A	2.3
75.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914541.100    3326-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Defense and Aerospace Portfolio Defense and Aerospace Portfolio : FSDAX

This semi-annual shareholder report contains information about Defense and Aerospace Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defense and Aerospace Portfolio	$ 36	0.66%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,763,712,595
Number of Holdings	31
Portfolio Turnover	42%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	96.0
Metals & Mining	1.8
Professional Services	0.8
Trading Companies & Distributors	0.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
General Electric Co	16.0
Boeing Co	10.1
RTX Corp	9.8
Lockheed Martin Corp	8.5
General Dynamics Corp	5.7
HEICO Corp Class A	4.9
Howmet Aerospace Inc	4.9
TransDigm Group Inc	4.7
Northrop Grumman Corp	4.5
Axon Enterprise Inc	3.8
72.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914503.100    67-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Transportation Portfolio Transportation Portfolio : FSRFX

This semi-annual shareholder report contains information about Transportation Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Transportation Portfolio	$ 35	0.69%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$541,061,408
Number of Holdings	40
Portfolio Turnover	24%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Ground Transportation	53.8
Air Freight & Logistics	20.7
Passenger Airlines	14.2
Marine Transportation	6.9
Oil, Gas & Consumable Fuels	1.5
Energy Equipment & Services	0.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Union Pacific Corp	18.5
Uber Technologies Inc	15.3
United Parcel Service Inc Class B	10.9
Norfolk Southern Corp	5.3
CSX Corp	4.9
FedEx Corp	4.9
Kirby Corp	4.3
Delta Air Lines Inc	3.9
Alaska Air Group Inc	2.6
SkyWest Inc	2.5
73.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914554.100    512-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Health Care Services Portfolio Health Care Services Portfolio : FSHCX

This semi-annual shareholder report contains information about Health Care Services Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Care Services Portfolio	$ 34	0.67%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,395,684,497
Number of Holdings	30
Portfolio Turnover	66%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Health Care Providers & Services	99.6
Health Care Technology	0.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
UnitedHealth Group Inc	24.7
Cigna Group/The	9.4
CVS Health Corp	8.3
McKesson Corp	5.4
Humana Inc	4.4
Elevance Health Inc	4.4
Cencora Inc	4.4
Molina Healthcare Inc	3.7
Centene Corp	3.5
HCA Healthcare Inc	3.3
71.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914545.100    505-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Materials Portfolio Materials Portfolio : FSDPX

This semi-annual shareholder report contains information about Materials Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Materials Portfolio	$ 36	0.70%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$849,835,612
Number of Holdings	39
Portfolio Turnover	59%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	61.6
Metals & Mining	25.3
Containers & Packaging	7.9
Construction Materials	4.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	19.1
Ecolab Inc	10.2
Dow Inc	6.9
Air Products and Chemicals Inc	5.4
Freeport-McMoRan Inc	5.0
Corteva Inc	3.9
Nucor Corp	3.9
Axalta Coating Systems Ltd	3.6
Chemours Co/The	3.3
First Quantum Minerals Ltd	2.4
63.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914552.100    509-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Insurance Portfolio Insurance Portfolio : FSPCX

This semi-annual shareholder report contains information about Insurance Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Insurance Portfolio	$ 38	0.70%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$847,602,456
Number of Holdings	24
Portfolio Turnover	46%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Insurance	92.9
Financial Services	4.9

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Chubb Ltd	9.9
Marsh & McLennan Cos Inc	9.7
Arthur J Gallagher & Co	9.2
Hartford Financial Services Group Inc/The	8.8
Travelers Cos Inc/The	7.7
Progressive Corp/The	4.8
Reinsurance Group of America Inc	4.8
MetLife Inc	4.7
Arch Capital Group Ltd	4.7
Brown & Brown Inc	4.6
68.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914525.100    45-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Health Care Portfolio Health Care Portfolio : FSPHX

This semi-annual shareholder report contains information about Health Care Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Care Portfolio	$ 33	0.63%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$7,810,818,412
Number of Holdings	105
Portfolio Turnover	35%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Health Care Equipment & Supplies	24.3
Biotechnology	23.5
Health Care Providers & Services	22.5
Pharmaceuticals	16.6
Life Sciences Tools & Services	10.5
Health Care Technology	2.1
Financial Services	0.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
UnitedHealth Group Inc	10.8
Boston Scientific Corp	9.4
Eli Lilly & Co	8.4
Danaher Corp	5.9
Regeneron Pharmaceuticals Inc	4.2
Merck & Co Inc	3.8
Penumbra Inc	3.5
Cigna Group/The	3.2
Stryker Corp	2.6
Insulet Corp	2.5
54.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914499.100    63-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Construction and Housing Portfolio Construction and Housing Portfolio : FSHOX

This semi-annual shareholder report contains information about Construction and Housing Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Construction and Housing Portfolio	$ 36	0.69%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$815,270,742
Number of Holdings	52
Portfolio Turnover	31%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Specialty Retail	33.3
Building Products	22.3
Household Durables	14.4
Residential REITs	10.8
Construction & Engineering	9.0
Construction Materials	8.7
Trading Companies & Distributors	0.4
Chemicals	0.3
Real Estate Management & Development	0.2
Ground Transportation	0.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Home Depot Inc/The	17.2
Lowe's Cos Inc	13.2
Trane Technologies PLC	4.9
Johnson Controls International plc	4.6
CRH PLC	3.9
Martin Marietta Materials Inc	3.1
PulteGroup Inc	2.9
Invitation Homes Inc	2.9
Quanta Services Inc	2.7
Carrier Global Corp	2.6
58.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914553.100    511-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Financials Portfolio Financials Portfolio : FIDSX

This semi-annual shareholder report contains information about Financials Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financials Portfolio	$ 38	0.70%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$783,287,308
Number of Holdings	65
Portfolio Turnover	31%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Banks	34.5
Financial Services	21.0
Capital Markets	20.5
Insurance	18.8
Consumer Finance	3.9
Professional Services	1.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	10.0
Wells Fargo & Co	6.5
Bank of America Corp	5.3
Citigroup Inc	2.9
Morgan Stanley	2.5
M&T Bank Corp	2.4
Apollo Global Management Inc	2.3
Chubb Ltd	2.3
Reinsurance Group of America Inc	2.2
Marsh & McLennan Cos Inc	2.1
38.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914502.100    66-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Energy Portfolio Energy Portfolio : FSENX

This semi-annual shareholder report contains information about Energy Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Energy Portfolio	$ 34	0.66%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$2,159,619,676
Number of Holdings	45
Portfolio Turnover	19%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	80.6
Energy Equipment & Services	15.5
Independent Power and Renewable Electricity Producers	1.7
Machinery	0.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	24.9
Cenovus Energy Inc	5.9
Schlumberger NV	5.0
Chevron Corp	5.0
Marathon Petroleum Corp	4.9
Canadian Natural Resources Ltd	4.8
Cheniere Energy Inc	4.4
Occidental Petroleum Corp	3.6
Valero Energy Corp	3.6
Diamondback Energy Inc	3.3
65.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914497.100    60-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Retailing Portfolio Retailing Portfolio : FSRPX

This semi-annual shareholder report contains information about Retailing Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retailing Portfolio	$ 33	0.64%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$2,883,461,931
Number of Holdings	45
Portfolio Turnover	29%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Specialty Retail	36.6
Broadline Retail	30.0
Consumer Staples Distribution & Retail	17.7
Textiles, Apparel & Luxury Goods	12.5
Interactive Media & Services	1.3
Household Durables	0.9
Hotels, Restaurants & Leisure	0.5
Automobile Components	0.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	25.3
Home Depot Inc/The	7.5
Walmart Inc	6.9
Lowe's Cos Inc	6.6
TJX Cos Inc/The	4.7
NIKE Inc Class B	4.2
O'Reilly Automotive Inc	3.7
Costco Wholesale Corp	2.8
Deckers Outdoor Corp	2.7
BJ's Wholesale Club Holdings Inc	2.6
67.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914526.100    46-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Consumer Staples Portfolio Fidelity Advisor® Consumer Staples Fund Class I : FDIGX

This semi-annual shareholder report contains information about Consumer Staples Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.71%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,405,206,341
Number of Holdings	39
Portfolio Turnover	39%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Beverages	39.6
Household Products	18.8
Food Products	14.3
Consumer Staples Distribution & Retail	10.8
Personal Care Products	9.7
Tobacco	6.4
Oil, Gas & Consumable Fuels	0.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Coca-Cola Co/The	14.2
Procter & Gamble Co/The	14.2
Keurig Dr Pepper Inc	9.8
Kenvue Inc	6.3
Walmart Inc	5.5
Philip Morris International Inc	4.2
Monster Beverage Corp	3.9
Energizer Holdings Inc	3.8
PepsiCo Inc	3.6
Estee Lauder Cos Inc/The Class A	3.4
68.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914493.100    1783-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Technology Portfolio Technology Portfolio : FSPTX

This semi-annual shareholder report contains information about Technology Portfolio for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Technology Portfolio	$ 33	0.62%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$15,833,587,650
Number of Holdings	92
Portfolio Turnover	43%
What did the Fund invest in?
(as of August 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	42.0
Software	21.1
Technology Hardware, Storage & Peripherals	20.4
IT Services	4.0
Communications Equipment	2.3
Ground Transportation	2.3
Broadline Retail	1.6
Electronic Equipment, Instruments & Components	0.8
Entertainment	0.6
Others	0.6

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	20.4
Apple Inc	18.7
Microsoft Corp	10.7
Marvell Technology Inc	4.3
ON Semiconductor Corp	4.3
Servicenow Inc	4.1
NXP Semiconductors NV	3.9
Salesforce Inc	2.8
GlobalFoundries Inc	2.6
Okta Inc Class A	2.6
74.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914500.100    64-TSRS-1024

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Select Portfolios®
Materials Sector

Chemicals Portfolio
Gold Portfolio
Materials Portfolio

Semi-Annual Report
August 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Chemicals Portfolio
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
Chemicals - 99.0%
Commodity Chemicals - 16.5%
Cabot Corp. (a)	202,700	21,305,797
Koppers Holdings, Inc.	65,400	2,588,532
LyondellBasell Industries NV Class A	186,700	18,427,290
Olin Corp.	279,600	12,210,132
Orion SA	724,326	13,508,680
Tronox Holdings PLC	797,369	11,107,350
Westlake Corp.	146,556	21,315,105
		100,462,886
Diversified Chemicals - 2.6%
The Chemours Co. LLC	813,359	15,811,699
Fertilizers & Agricultural Chemicals - 6.7%
CF Industries Holdings, Inc.	106,417	8,842,189
Corteva, Inc.	437,793	25,085,539
FMC Corp.	112,500	7,265,250
		41,192,978
Industrial Gases - 32.2%
Air Products & Chemicals, Inc.	193,811	54,044,197
Linde PLC	297,516	142,287,025
		196,331,222
Specialty Chemicals - 41.0%
Albemarle Corp. (a)	116,800	10,541,200
Arcadium Lithium PLC (a)	480	1,301
Axalta Coating Systems Ltd. (b)	813,000	29,674,500
Celanese Corp.	179,300	23,416,580
DuPont de Nemours, Inc.	312,194	26,302,345
Ecolab, Inc.	141,000	35,698,380
Element Solutions, Inc.	1,022,643	27,345,474
International Flavors & Fragrances, Inc.	111,616	11,606,948
PPG Industries, Inc.	111,600	14,477,868
Quaker Chemical Corp.	16,000	2,708,320
Sherwin-Williams Co.	185,399	68,480,829
		250,253,745
TOTAL COMMON STOCKS (Cost $358,610,126)		604,052,530

Money Market Funds - 6.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	5,015,047	5,016,050
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	31,270,823	31,273,950
TOTAL MONEY MARKET FUNDS (Cost $36,290,000)		36,290,000

TOTAL INVESTMENT IN SECURITIES - 105.0% (Cost $394,900,126)	640,342,530
NET OTHER ASSETS (LIABILITIES) - (5.0)%	(30,260,792)
NET ASSETS - 100.0%	610,081,738

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	4,115,801	36,771,848	35,871,555	56,240	(44)	-	5,016,050	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	49,130,675	92,550,219	110,406,944	13,673	-	-	31,273,950	0.1%
Total	53,246,476	129,322,067	146,278,499	69,913	(44)	-	36,290,000

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	604,052,530	604,052,530	-	-

Money Market Funds	36,290,000	36,290,000	-	-
Total Investments in Securities:	640,342,530	640,342,530	-	-
Chemicals Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $30,655,295) - See accompanying schedule:
Unaffiliated issuers (cost $358,610,126)	$604,052,530
Fidelity Central Funds (cost $36,290,000)	36,290,000

Total Investment in Securities (cost $394,900,126)		$640,342,530
Receivable for fund shares sold		33,559
Dividends receivable		1,210,219
Reclaims receivable		340,005
Distributions receivable from Fidelity Central Funds		11,616
Prepaid expenses		2,012
Other receivables		182,065
Total assets		642,122,006
Liabilities
Payable for fund shares redeemed	$219,218
Accrued management fee	329,304
Other payables and accrued expenses	217,796
Collateral on securities loaned	31,273,950
Total liabilities		32,040,268
Net Assets		$610,081,738
Net Assets consist of:
Paid in capital		$357,271,810
Total accumulated earnings (loss)		252,809,928
Net Assets		$610,081,738
Net Asset Value, offering price and redemption price per share ($610,081,738 ÷ 39,446,242 shares)		$15.47
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$5,460,354
Income from Fidelity Central Funds (including $13,673 from security lending)		69,913
Total income		5,530,267
Expenses
Management fee	$2,069,060
Custodian fees and expenses	3,355
Independent trustees' fees and expenses	1,312
Registration fees	16,310
Audit fees	32,314
Legal	153
Miscellaneous	14,912
Total expenses before reductions	2,137,416
Expense reductions	(12,575)
Total expenses after reductions		2,124,841
Net Investment income (loss)		3,405,426
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	5,313,119
Fidelity Central Funds	(44)
Total net realized gain (loss)		5,313,075
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	27,701,331
Assets and liabilities in foreign currencies	7,566
Total change in net unrealized appreciation (depreciation)		27,708,897
Net gain (loss)		33,021,972
Net increase (decrease) in net assets resulting from operations		$36,427,398
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,405,426	$7,036,674
Net realized gain (loss)	5,313,075	60,376,339
Change in net unrealized appreciation (depreciation)	27,708,897	(34,221,599)
Net increase (decrease) in net assets resulting from operations	36,427,398	33,191,414
Distributions to shareholders	(30,918,067)	(39,559,398)

Share transactions
Proceeds from sales of shares	8,418,364	16,937,515
Reinvestment of distributions	28,901,530	36,948,117
Cost of shares redeemed	(53,929,275)	(104,444,954)

Net increase (decrease) in net assets resulting from share transactions	(16,609,381)	(50,559,322)
Total increase (decrease) in net assets	(11,100,050)	(56,927,306)

Net Assets
Beginning of period	621,181,788	678,109,094
End of period	$610,081,738	$621,181,788

Other Information
Shares
Sold	551,376	1,129,005
Issued in reinvestment of distributions	1,951,488	2,420,166
Redeemed	(3,569,212)	(6,985,170)
Net increase (decrease)	(1,066,348)	(3,435,999)

Financial Highlights
Chemicals Portfolio

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$15.33	$15.43	$16.94	$14.67	$10.47	$13.57
Income from Investment Operations
Net investment income (loss) B,C	.08	.17	.15	.15	.15	.15
Net realized and unrealized gain (loss)	.83	.71	.01	2.34	4.21	(2.39)
Total from investment operations	.91	.88	.16	2.49	4.36	(2.24)
Distributions from net investment income	(.01)	(.18)	(.16)	(.14)	(.16)	(.20)
Distributions from net realized gain	(.76)	(.80)	(1.51)	(.08)	-	(.66)
Total distributions	(.77)	(.98)	(1.67)	(.22)	(.16)	(.86)
Net asset value, end of period	$15.47	$15.33	$15.43	$16.94	$14.67	$10.47
Total Return D,E	6.19%	5.75%	1.09%	16.90%	41.65%	(17.63)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.70% H	.75%	.75%	.74%	.79%	.78%
Expenses net of fee waivers, if any	.69 % H	.74%	.75%	.74%	.79%	.78%
Expenses net of all reductions	.69% H	.74%	.75%	.74%	.78%	.77%
Net investment income (loss)	1.11% H	1.12%	.96%	.85%	1.28%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$610,082	$621,182	$678,109	$758,900	$700,680	$656,441
Portfolio turnover rate I	2 % H	19%	54%	15%	50%	77%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2024

1. Organization.
Chemicals Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Chemicals Portfolio	$182,065

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred Trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$269,580,091
Gross unrealized depreciation	(24,606,655)
Net unrealized appreciation (depreciation)	$244,973,436
Tax cost	$395,369,094
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Chemicals Portfolio	4,765,514	50,048,365
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.
Maximum Management Fee Rate %
Chemicals Portfolio	.69

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Chemicals Portfolio	.67

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Chemicals Portfolio	395

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Chemicals Portfolio	114,930	3,959,393	1,123,357

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount ($)
Chemicals Portfolio	549
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Chemicals Portfolio	1,447	1	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $12,575.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Gold Portfolio
Consolidated Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.4%
	Shares	Value ($)
Australia - 6.3%
Metals & Mining - 6.3%
Gold - 6.3%
Gold Road Resources Ltd.	10,679,830	11,746,545
Northern Star Resources Ltd.	5,560,700	57,434,975
OceanaGold Corp.	9,705,800	25,279,084
		94,460,604
Brazil - 10.3%
Metals & Mining - 10.3%
Gold - 10.3%
Wheaton Precious Metals Corp.	2,491,182	153,964,715
Burkina Faso - 1.3%
Metals & Mining - 1.3%
Gold - 1.3%
IAMGOLD Corp. (a)	3,948,600	19,513,728
Canada - 60.4%
Financial Services - 0.0%
Diversified Financial Services - 0.0%
Vizsla Royalties Corp. (b)	116,813	143,020
Vizsla Royalties Corp. warrants (a)(c)	1,168,133	433,396
		576,416
Metals & Mining - 60.4%
Copper - 0.4%
Faraday Copper Corp. (a)	9,251,880	5,080,244
Diversified Metals & Mining - 1.2%
Solaris Resources, Inc. (a)(b)	766,031	1,818,943
Vizsla Silver Corp. (a)	3,156,000	6,533,774
Western Copper & Gold Corp. (TSX) (a)(b)	8,841,773	10,234,976
		18,587,693
Gold - 57.0%
Agnico Eagle Mines Ltd. (Canada) (b)	2,712,002	220,960,801
Alamos Gold, Inc.	3,182,300	61,348,387
Artemis Gold, Inc. (a)	2,669,928	24,249,559
Ascot Resources Ltd. (a)(b)	18,933,000	7,305,428
Ascot Resources Ltd. (d)	800,000	308,685
Ascot Resources Ltd. warrants (a)	800,000	90,233
B2Gold Corp.	7,148,900	20,104,872
Banyan Gold Corp. (a)(e)	23,500,000	3,138,797
Barrick Gold Corp. (Canada)	3,638,500	73,463,870
Bonterra Resources, Inc. (a)	7,387,297	1,562,260
Calibre Mining Corp. (a)	10,052,406	17,007,002
Dundee Precious Metals, Inc.	1,403,500	13,674,140
Franco-Nevada Corp.	1,141,378	139,372,362
Fury Gold Mines Ltd. (a)(e)	800,000	314,622
Fury Gold Mines Ltd. (a)(e)	10,000,000	3,932,772
G Mining Ventures Corp.	296,700	1,886,780
i-80 Gold Corp. (a)(b)	8,324,358	8,709,490
Kinross Gold Corp.	2,729,600	24,670,002
Lundin Gold, Inc.	1,682,700	33,800,088
Maple Gold Mines Ltd. (a)	18,373,019	1,022,503
Marathon Gold Corp. warrants 9/20/24 (a)(c)	5,000,000	87,882
Novagold Resources, Inc. (a)(b)	3,142,400	13,314,365
Orla Mining Ltd. (a)(b)	7,209,198	30,384,925
Osisko Development Corp. (a)	3,505,547	7,361,480
Osisko Development Corp.:
rights(a)	666,666	7,521
warrants 3/2/2026(a)	1,144,505	41,815
Osisko Gold Royalties Ltd.	2,316,600	40,018,141
Osisko Mining, Inc. (a)	1,350,000	4,818,388
Rupert Resources Ltd. (a)(b)	2,481,200	7,677,516
Seabridge Gold, Inc. (a)	712,900	12,525,653
Skeena Resources Ltd. (a)(b)	1,373,400	10,557,952
SSR Mining, Inc.	2,024,500	10,507,150
Torex Gold Resources, Inc. (a)	1,227,300	23,678,106
Triple Flag Precious Metals Corp.	1,036,600	17,022,193
Victoria Gold Corp. (a)(c)	2,329,800	829,818
Wesdome Gold Mines, Inc. (a)	2,097,876	20,065,760
		855,821,318
Precious Metals & Minerals - 1.1%
Dolly Varden Silver Corp. (a)(e)	15,039,500	11,382,993
Guanajuato Silver Co. Ltd. (a)(e)	31,097,000	5,191,871
Guanajuato Silver Co. Ltd. warrants 2/10/25 (a)(e)	7,396,381	885
		16,575,749
Silver - 0.7%
Aya Gold & Silver, Inc. (a)(b)	737,434	8,191,583
GoGold Resources, Inc. (a)	3,196,300	2,822,392
		11,013,975
TOTAL METALS & MINING		907,078,979

TOTAL CANADA		907,655,395
China - 1.5%
Metals & Mining - 1.5%
Gold - 1.5%
Zijin Mining Group Co. Ltd. (H Shares)	11,094,000	22,507,256
Egypt - 0.3%
Metals & Mining - 0.3%
Gold - 0.3%
Centamin PLC	2,988,500	4,886,372
South Africa - 1.9%
Metals & Mining - 1.9%
Gold - 1.9%
Gold Fields Ltd.	2,007,700	27,831,309
United Kingdom - 2.3%
Metals & Mining - 2.3%
Gold - 2.3%
AngloGold Ashanti PLC (b)	1,180,400	35,022,468
United States of America - 14.1%
Metals & Mining - 14.1%
Diversified Metals & Mining - 0.2%
Ivanhoe Electric, Inc. (a)	441,100	3,114,166
Gold - 12.2%
Dakota Gold Corp. (a)	2,599,100	6,029,912
Newmont Corp.	3,228,148	172,350,822
Royal Gold, Inc.	33,700	4,723,729
		183,104,463
Silver - 1.7%
Gatos Silver, Inc. (a)(b)	1,541,500	19,392,070
Hecla Mining Co.	949,300	5,629,349
		25,021,419
TOTAL METALS & MINING		211,240,048

TOTAL COMMON STOCKS (Cost $859,402,952)		1,477,081,895

Commodities - 0.9%
	Troy Ounces	Value ($)
Gold Bullion (a) (Cost $4,575,085)	5,582	13,970,295

Money Market Funds - 14.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	1,941,607	1,941,995
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	208,429,285	208,450,128
TOTAL MONEY MARKET FUNDS (Cost $210,392,123)		210,392,123

TOTAL INVESTMENT IN SECURITIES - 113.3% (Cost $1,074,370,160)	1,701,444,313
NET OTHER ASSETS (LIABILITIES) - (13.3)%	(199,869,597)
NET ASSETS - 100.0%	1,501,574,716

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $308,685 or 0.0% of net assets.

(e)	Affiliated company
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ascot Resources Ltd.	7/12/24	200,689

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,342,881	83,312,706	84,713,688	144,054	96	-	1,941,995	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	188,869,339	304,428,894	284,848,105	272,704	-	-	208,450,128	0.9%
Total	192,212,220	387,741,600	369,561,793	416,758	96	-	210,392,123

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Banyan Gold Corp.	4,564,713	491,355	-	-	-	(1,917,271)	3,138,797
Bonterra Resources, Inc.	1,115,865	-	-	-	-	446,395	-
Dolly Varden Silver Corp.	8,517,850	-	1,572,624	-	997,191	3,440,576	11,382,993
Faraday Copper Corp.	3,476,741	-	-	-	-	1,603,503	-
Fury Gold Mines Ltd.	274,104	-	-	-	-	40,518	314,622
Fury Gold Mines Ltd.	3,426,298	-	-	-	-	506,474	3,932,772
Guanajuato Silver Co. Ltd.	3,895,288	-	-	-	-	1,296,583	5,191,871
Guanajuato Silver Co. Ltd. warrants 2/10/25	2,739	-	-	-	-	(1,854)	885
Maple Gold Mines Ltd.	609,207	-	-	-	-	413,296	-
Western Copper & Gold Corp. (TSX)	11,970,022	-	673,606	-	(205,471)	(855,969)	-
Total	37,852,827	491,355	2,246,230	-	791,720	4,972,251	23,961,940

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	1,477,081,895	1,447,759,036	27,971,763	1,351,096

Commodities	13,970,295	13,970,295	-	-

Money Market Funds	210,392,123	210,392,123	-	-
Total Investments in Securities:	1,701,444,313	1,672,121,454	27,971,763	1,351,096
Gold Portfolio
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $197,023,115) - See accompanying schedule:
Unaffiliated issuers (cost $833,586,791)	$1,453,119,955
Fidelity Central Funds (cost $210,392,123)	210,392,123
Commodities (cost $4,575,085)	13,970,295
Other affiliated issuers (cost $25,816,161)	23,961,940

Total Investment in Securities (cost $1,074,370,160)		$1,701,444,313
Cash		19,429
Foreign currency held at value (cost $117,268)		117,247
Receivable for investments sold		2,240,472
Receivable for fund shares sold		9,263,622
Dividends receivable		2,141,616
Distributions receivable from Fidelity Central Funds		51,292
Prepaid expenses		2,802
Other receivables		168,742
Total assets		1,715,449,535
Liabilities
Payable for investments purchased	$2,859,247
Payable for fund shares redeemed	1,460,079
Accrued management fee	794,572
Distribution and service plan fees payable	44,413
Other payables and accrued expenses	265,674
Collateral on securities loaned	208,450,834
Total liabilities		213,874,819
Net Assets		$1,501,574,716
Net Assets consist of:
Paid in capital		$2,456,623,954
Total accumulated earnings (loss)		(955,049,238)
Net Assets		$1,501,574,716

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($91,568,563 ÷ 3,423,958 shares)(a)		$26.74
Maximum offering price per share (100/94.25 of $26.74)		$28.37
Class M :
Net Asset Value and redemption price per share ($25,151,122 ÷ 965,738 shares)(a)		$26.04
Maximum offering price per share (100/96.50 of $26.04)		$26.98
Class C :
Net Asset Value and offering price per share ($19,229,501 ÷ 788,840 shares)(a)		$24.38
Gold :
Net Asset Value, offering price and redemption price per share ($1,206,055,620 ÷ 43,555,509 shares)		$27.69
Class I :
Net Asset Value, offering price and redemption price per share ($104,010,354 ÷ 3,755,321 shares)		$27.70
Class Z :
Net Asset Value, offering price and redemption price per share ($55,559,556 ÷ 2,002,317 shares)		$27.75
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$10,649,329
Interest		457
Income from Fidelity Central Funds (including $272,704 from security lending)		416,758
Income before foreign taxes withheld		$11,066,544
Less foreign taxes withheld		(1,217,037)
Total income		9,849,507
Expenses
Management fee	$4,447,196
Distribution and service plan fees	252,455
Custodian fees and expenses	33,638
Independent trustees' fees and expenses	2,660
Registration fees	62,842
Audit fees	37,044
Legal	2,600
Miscellaneous	31,714
Total expenses before reductions	4,870,149
Expense reductions	(22,559)
Total expenses after reductions		4,847,590
Net Investment income (loss)		5,001,917
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	13,713,780
Fidelity Central Funds	96
Other affiliated issuers	791,720
Foreign currency transactions	(20,126)
Total net realized gain (loss)		14,485,470
Change in net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	443,665,805
Affiliated issuers	4,972,251
Assets and liabilities in foreign currencies	15
Commodities	2,561,468
Total change in net unrealized appreciation (depreciation)		451,199,539
Net gain (loss)		465,685,009
Net increase (decrease) in net assets resulting from operations		$470,686,926
Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,001,917	$8,711,752
Net realized gain (loss)	14,485,470	(25,554,377)
Change in net unrealized appreciation (depreciation)	451,199,539	(140,637,513)
Net increase (decrease) in net assets resulting from operations	470,686,926	(157,480,138)
Distributions to shareholders	(2,352,100)	(13,979,739)

Share transactions - net increase (decrease)	(25,036,662)	(327,044,874)

Total increase (decrease) in net assets	443,298,164	(498,504,751)

Net Assets
Beginning of period	1,058,276,552	1,556,781,303
End of period	$1,501,574,716	$1,058,276,552

Consolidated Financial Highlights
Fidelity Advisor® Gold Fund Class A

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$18.49	$21.12	$26.27	$24.15	$21.67	$18.52
Income from Investment Operations
Net investment income (loss) B,C	.06	.07	.15	.27 D	(.04)	(.01) E
Net realized and unrealized gain (loss)	8.23	(2.60)	(5.23)	2.20	3.74	3.20
Total from investment operations	8.29	(2.53)	(5.08)	2.47	3.70	3.19
Distributions from net investment income	(.04)	(.10)	(.07)	(.35)	(1.22)	(.01)
Distributions from net realized gain	-	-	-	-	-	(.03)
Total distributions	(.04)	(.10)	(.07)	(.35)	(1.22)	(.04)
Net asset value, end of period	$26.74	$18.49	$21.12	$26.27	$24.15	$21.67
Total Return F,G,H	44.84%	(12.09)%	(19.42)%	10.37%	16.59%	17.23%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.98% K	1.07%	1.09%	1.07%	1.08%	1.13%
Expenses net of fee waivers, if any	.97 % K	1.06%	1.08%	1.07%	1.08%	1.13%
Expenses net of all reductions	.97% K	1.06%	1.08%	1.07%	1.07%	1.12%
Net investment income (loss)	.49% K	.34%	.67%	1.02% D	(.12)%	(.05)% E
Supplemental Data
Net assets, end of period (000 omitted)	$91,569	$66,421	$73,943	$86,977	$82,989	$64,971
Portfolio turnover rate L	13 % K	46%	46%	38%	46%	56%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .57%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.26)%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Gold Fund Class M

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$18.03	$20.55	$25.63	$23.57	$21.16	$18.11
Income from Investment Operations
Net investment income (loss) B,C	.03	.02	.09	.19 D	(.12)	(.07) E
Net realized and unrealized gain (loss)	8.01	(2.54)	(5.11)	2.16	3.67	3.12
Total from investment operations	8.04	(2.52)	(5.02)	2.35	3.55	3.05
Distributions from net investment income	(.03)	- F	(.06)	(.29)	(1.14)	-
Total distributions	(.03)	- F	(.06)	(.29)	(1.14)	-
Net asset value, end of period	$26.04	$18.03	$20.55	$25.63	$23.57	$21.16
Total Return G,H,I	44.60%	(12.25)%	(19.66)%	10.08%	16.28%	16.84%
Ratios to Average Net Assets C,J,K
Expenses before reductions	1.22% L	1.33%	1.35%	1.36%	1.37%	1.42%
Expenses net of fee waivers, if any	1.22 % L	1.32%	1.35%	1.35%	1.37%	1.42%
Expenses net of all reductions	1.22% L	1.31%	1.35%	1.35%	1.36%	1.41%
Net investment income (loss)	.25% L	.09%	.40%	.74% D	(.42)%	(.34)% E
Supplemental Data
Net assets, end of period (000 omitted)	$25,151	$17,185	$21,586	$26,201	$24,535	$19,620
Portfolio turnover rate M	13 % L	46%	46%	38%	46%	56%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.56)%.
FAmount represents less than $.005 per share.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ITotal returns do not include the effect of the sales charges.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Gold Fund Class C

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$16.90	$19.36	$24.24	$22.30	$20.07	$17.24
Income from Investment Operations
Net investment income (loss) B,C	(.03)	(.07)	(.01)	.08 D	(.22)	(.14) E
Net realized and unrealized gain (loss)	7.52	(2.39)	(4.82)	2.05	3.49	2.97
Total from investment operations	7.49	(2.46)	(4.83)	2.13	3.27	2.83
Distributions from net investment income	(.01)	-	(.05)	(.19)	(1.04)	-
Total distributions	(.01)	-	(.05)	(.19)	(1.04)	-
Net asset value, end of period	$24.38	$16.90	$19.36	$24.24	$22.30	$20.07
Total Return F,G,H	44.32%	(12.71)%	(20.00)%	9.62%	15.81%	16.42%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.73% K	1.79%	1.79%	1.77%	1.78%	1.80%
Expenses net of fee waivers, if any	1.72 % K	1.78%	1.78%	1.77%	1.78%	1.80%
Expenses net of all reductions	1.72% K	1.78%	1.78%	1.77%	1.77%	1.79%
Net investment income (loss)	(.26)% K	(.38)%	(.03)%	.32% D	(.83)%	(.72)% E
Supplemental Data
Net assets, end of period (000 omitted)	$19,230	$17,177	$27,978	$43,031	$51,195	$52,375
Portfolio turnover rate L	13 % K	46%	46%	38%	46%	56%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.12)%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.94)%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the contingent deferred sales charge.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Gold Portfolio

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$19.13	$21.88	$27.14	$24.93	$22.33	$19.07
Income from Investment Operations
Net investment income (loss) B,C	.10	.14	.23	.36 D	.06	.06 E
Net realized and unrealized gain (loss)	8.50	(2.67)	(5.41)	2.27	3.84	3.30
Total from investment operations	8.60	(2.53)	(5.18)	2.63	3.90	3.36
Distributions from net investment income	(.04)	(.22)	(.08)	(.42)	(1.30)	(.06)
Distributions from net realized gain	-	-	-	-	-	(.03)
Total distributions	(.04)	(.22)	(.08)	(.42)	(1.30)	(.10) F
Net asset value, end of period	$27.69	$19.13	$21.88	$27.14	$24.93	$22.33
Total Return G,H	45.01%	(11.78)%	(19.17)%	10.71%	16.96%	17.60%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.68% K	.77%	.78%	.76%	.76%	.79%
Expenses net of fee waivers, if any	.68 % K	.76%	.78%	.76%	.76%	.79%
Expenses net of all reductions	.68% K	.76%	.77%	.76%	.75%	.78%
Net investment income (loss)	.79% K	.64%	.97%	1.33% D	.19%	.29% E
Supplemental Data
Net assets, end of period (000 omitted)	$1,206,056	$858,204	$1,229,416	$1,330,602	$1,319,440	$1,292,204
Portfolio turnover rate L	13 % K	46%	46%	38%	46%	56%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .89%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .07%.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Gold Fund Class I

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$19.14	$21.88	$27.15	$24.93	$22.33	$19.07
Income from Investment Operations
Net investment income (loss) B,C	.09	.14	.23	.36 D	.05	.06 E
Net realized and unrealized gain (loss)	8.52	(2.67)	(5.42)	2.27	3.85	3.30
Total from investment operations	8.61	(2.53)	(5.19)	2.63	3.90	3.36
Distributions from net investment income	(.05)	(.21)	(.08)	(.41)	(1.30)	(.07)
Distributions from net realized gain	-	-	-	-	-	(.03)
Total distributions	(.05)	(.21)	(.08)	(.41)	(1.30)	(.10)
Net asset value, end of period	$27.70	$19.14	$21.88	$27.15	$24.93	$22.33
Total Return F,G	45.00%	(11.75)%	(19.20)%	10.74%	16.96%	17.60%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.73% J	.76%	.77%	.76%	.77%	.79%
Expenses net of fee waivers, if any	.72 % J	.76%	.77%	.76%	.77%	.79%
Expenses net of all reductions	.72% J	.76%	.77%	.76%	.76%	.77%
Net investment income (loss)	.74% J	.64%	.98%	1.33% D	.18%	.30% E
Supplemental Data
Net assets, end of period (000 omitted)	$104,010	$77,125	$110,224	$152,799	$137,617	$115,699
Portfolio turnover rate K	13 % J	46%	46%	38%	46%	56%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .89%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .08%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Gold Fund Class Z

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$19.16	$21.92	$27.16	$24.94	$22.34	$19.08
Income from Investment Operations
Net investment income (loss) B,C	.11	.18	.26	.40 D	.09	.10 E
Net realized and unrealized gain (loss)	8.53	(2.68)	(5.41)	2.27	3.85	3.29
Total from investment operations	8.64	(2.50)	(5.15)	2.67	3.94	3.39
Distributions from net investment income	(.05)	(.26)	(.09)	(.45)	(1.34)	(.10)
Distributions from net realized gain	-	-	-	-	-	(.03)
Total distributions	(.05)	(.26)	(.09)	(.45)	(1.34)	(.13)
Net asset value, end of period	$27.75	$19.16	$21.92	$27.16	$24.94	$22.34
Total Return F,G	45.13%	(11.67)%	(19.07)%	10.88%	17.12%	17.75%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.60% J	.63%	.63%	.63%	.64%	.65%
Expenses net of fee waivers, if any	.60 % J	.62%	.63%	.62%	.64%	.64%
Expenses net of all reductions	.60% J	.62%	.63%	.62%	.62%	.63%
Net investment income (loss)	.87% J	.78%	1.12%	1.47% D	.32%	.44% E
Supplemental Data
Net assets, end of period (000 omitted)	$55,560	$22,164	$93,634	$109,842	$105,293	$95,076
Portfolio turnover rate K	13 % J	46%	46%	38%	46%	56%

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.02%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .22%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Consolidated Financial Statements (Unaudited)
For the period ended August 31, 2024

1. Organization.
Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Gold, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary	% of Fund's Net Assets
Gold Portfolio	Fidelity Select Gold Cayman Ltd.	13,988,892.9

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Gold Portfolio	$168,741

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporations, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$687,009,791
Gross unrealized depreciation	(105,217,004)
Net unrealized appreciation (depreciation)	$581,792,787
Tax cost	$1,119,651,526

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(336,479,589)
Long-term	(1,181,238,221)
Total capital loss carryforward	$(1,517,717,810)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Gold Portfolio	83,645,595	111,468,718
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.74
Class M	.74
Class C	.74
Gold	.72
Class I	.71
Class Z	.58

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.70
Class M	.70
Class C	.70
Gold	.66
Class I	.70
Class Z	.58

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	103,167	1,190
Class M	.25%	.25%	54,934	-
Class C	.75%	.25%	94,354	5,332
			252,455	6,522

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	10,040
Class M	1,611
Class CA	88
11,739

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Gold Portfolio	1,427

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Gold Portfolio	2,411,774	1,739,065	560,837
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Gold Portfolio	1,080
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Gold Portfolio	28,252	7	26,703
9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $22,559.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2024	Year ended February 29, 2024
Gold Portfolio
Distributions to shareholders
Class A	$126,072	$350,874
Class M	24,885	2,042
Class C	8,313	-
Gold	1,956,082	11,696,291
Class I	178,840	1,092,039
Class Z	57,908	838,493
Total	$2,352,100	$13,979,739
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2024	Year ended February 29, 2024	Six months ended August 31, 2024	Year ended February 29, 2024
Gold Portfolio
Class A
Shares sold	363,410	975,413	$8,677,314	$21,270,418
Reinvestment of distributions	5,412	14,774	124,701	345,409
Shares redeemed	(536,300)	(900,260)	(12,588,400)	(19,061,868)
Net increase (decrease)	(167,478)	89,927	$(3,786,385)	$2,553,959
Class M
Shares sold	123,115	186,583	$2,827,634	$3,870,128
Reinvestment of distributions	1,108	99	24,864	2,034
Shares redeemed	(111,817)	(283,784)	(2,526,292)	(5,830,363)
Net increase (decrease)	12,406	(97,102)	$326,206	$(1,958,201)
Class C
Shares sold	50,220	121,024	$1,054,434	$2,515,286
Reinvestment of distributions	393	-	8,281	-
Shares redeemed	(278,036)	(550,115)	(5,816,868)	(10,787,787)
Net increase (decrease)	(227,423)	(429,091)	$(4,754,153)	$(8,272,501)
Gold
Shares sold	7,812,932	13,886,737	$191,174,733	$315,217,274
Reinvestment of distributions	77,769	452,013	1,853,238	11,091,354
Shares redeemed	(9,205,653)	(25,659,509)	(224,463,603)	(564,940,285)
Net increase (decrease)	(1,314,952)	(11,320,759)	$(31,435,632)	$(238,631,657)
Class I
Shares sold	439,564	1,671,333	$10,626,270	$39,208,906
Reinvestment of distributions	7,326	42,594	174,589	1,051,737
Shares redeemed	(721,962)	(2,720,371)	(17,561,133)	(58,902,034)
Net increase (decrease)	(275,072)	(1,006,444)	$(6,760,274)	$(18,641,391)
Class Z
Shares sold	1,180,909	1,871,519	$29,609,874	$43,357,574
Reinvestment of distributions	2,314	31,765	55,225	823,981
Shares redeemed	(337,595)	(5,017,920)	(8,291,523)	(106,276,638)
Net increase (decrease)	845,628	(3,114,636)	$21,373,576	$(62,095,083)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Materials Portfolio
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
Chemicals - 61.5%
Commodity Chemicals - 11.0%
Cabot Corp. (a)	90,000	9,459,900
Dow, Inc.	1,090,400	58,423,632
Tronox Holdings PLC	1,312,503	18,283,167
Westlake Corp.	50,400	7,330,176
		93,496,875
Diversified Chemicals - 3.3%
The Chemours Co. LLC	1,421,900	27,641,736
Fertilizers & Agricultural Chemicals - 3.9%
Corteva, Inc.	584,411	33,486,750
Industrial Gases - 24.5%
Air Products & Chemicals, Inc.	165,800	46,233,330
Linde PLC	338,086	161,689,629
		207,922,959
Specialty Chemicals - 18.8%
Axalta Coating Systems Ltd. (b)	849,700	31,014,050
Balchem Corp.	115,300	20,411,559
Ecolab, Inc.	342,700	86,764,786
Element Solutions, Inc.	724,100	19,362,434
Perimeter Solutions SA (b)	195,100	2,284,621
		159,837,450
TOTAL CHEMICALS		522,385,770
Construction Materials - 4.4%
Construction Materials - 4.4%
CRH PLC	77,600	7,043,752
Martin Marietta Materials, Inc.	28,900	15,437,224
Vulcan Materials Co.	61,500	15,080,415
		37,561,391
Containers & Packaging - 7.9%
Metal, Glass & Plastic Containers - 5.1%
Aptargroup, Inc.	132,100	20,236,399
Crown Holdings, Inc.	142,459	12,879,718
Greif, Inc. Class A	155,600	9,728,112
		42,844,229
Paper & Plastic Packaging Products & Materials - 2.8%
Avery Dennison Corp.	77,800	17,259,930
International Paper Co.	140,200	6,788,484
		24,048,414
TOTAL CONTAINERS & PACKAGING		66,892,643
Metals & Mining - 25.4%
Aluminum - 0.3%
Alcoa Corp.	85,900	2,757,390
Copper - 7.8%
Capstone Copper Corp. (b)	485,000	3,480,095
First Quantum Minerals Ltd.	1,650,300	20,781,057
Freeport-McMoRan, Inc.	953,600	42,225,408
		66,486,560
Diversified Metals & Mining - 3.3%
Altius Minerals Corp. (a)	171,100	3,085,170
Ivanhoe Mines Ltd. (a)(b)	1,411,800	18,825,397
Teck Resources Ltd. Class B	129,500	6,203,050
		28,113,617
Gold - 4.0%
Agnico Eagle Mines Ltd. (Canada)	102,500	8,351,204
Alamos Gold, Inc.	105,100	2,026,118
Franco-Nevada Corp.	75,600	9,231,430
Wheaton Precious Metals Corp.	235,300	14,542,453
		34,151,205
Silver - 1.0%
Hecla Mining Co.	1,420,700	8,424,751
Steel - 9.0%
ATI, Inc. (b)	303,600	19,393,968
Commercial Metals Co.	148,300	7,947,397
Nucor Corp.	217,600	33,055,616
Steel Dynamics, Inc.	130,200	15,560,202
		75,957,183
TOTAL METALS & MINING		215,890,706
TOTAL COMMON STOCKS (Cost $611,310,576)		842,730,510

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	7,656,407	7,657,938
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	22,069,693	22,071,900
TOTAL MONEY MARKET FUNDS (Cost $29,729,838)		29,729,838

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $641,040,414)	872,460,348
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(22,624,736)
NET ASSETS - 100.0%	849,835,612

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,497,375	87,463,047	82,302,602	91,560	118	-	7,657,938	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	36,952,370	62,065,047	76,945,517	15,539	-	-	22,071,900	0.1%
Total	39,449,745	149,528,094	159,248,119	107,099	118	-	29,729,838

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	842,730,510	842,730,510	-	-

Money Market Funds	29,729,838	29,729,838	-	-
Total Investments in Securities:	872,460,348	872,460,348	-	-
Materials Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $21,149,766) - See accompanying schedule:
Unaffiliated issuers (cost $611,310,576)	$842,730,510
Fidelity Central Funds (cost $29,729,838)	29,729,838

Total Investment in Securities (cost $641,040,414)		$872,460,348
Foreign currency held at value (cost $19,094)		19,108
Receivable for investments sold		334,761
Receivable for fund shares sold		163,446
Dividends receivable		1,846,386
Distributions receivable from Fidelity Central Funds		24,092
Prepaid expenses		2,455
Other receivables		221,712
Total assets		875,072,308
Liabilities
Payable for investments purchased	$1,698,425
Payable for fund shares redeemed	687,757
Accrued management fee	464,930
Distribution and service plan fees payable	44,798
Other payables and accrued expenses	268,886
Collateral on securities loaned	22,071,900
Total liabilities		25,236,696
Net Assets		$849,835,612
Net Assets consist of:
Paid in capital		$565,700,541
Total accumulated earnings (loss)		284,135,071
Net Assets		$849,835,612

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($106,825,339 ÷ 1,083,933 shares)(a)		$98.55
Maximum offering price per share (100/94.25 of $98.55)		$104.56
Class M :
Net Asset Value and redemption price per share ($32,533,025 ÷ 334,922 shares)(a)		$97.14
Maximum offering price per share (100/96.50 of $97.14)		$100.66
Class C :
Net Asset Value and offering price per share ($12,347,543 ÷ 131,717 shares)(a)		$93.74
Materials :
Net Asset Value, offering price and redemption price per share ($504,528,662 ÷ 5,078,115 shares)		$99.35
Class I :
Net Asset Value, offering price and redemption price per share ($138,677,593 ÷ 1,399,063 shares)		$99.12
Class Z :
Net Asset Value, offering price and redemption price per share ($54,923,450 ÷ 554,673 shares)		$99.02
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$7,769,927
Income from Fidelity Central Funds (including $15,539 from security lending)		107,099
Total income		7,877,026
Expenses
Management fee	$2,977,114
Distribution and service plan fees	286,050
Custodian fees and expenses	11,159
Independent trustees' fees and expenses	1,868
Registration fees	47,451
Audit fees	34,046
Legal	218
Interest	7,693
Miscellaneous	19,728
Total expenses before reductions	3,385,327
Expense reductions	(17,701)
Total expenses after reductions		3,367,626
Net Investment income (loss)		4,509,400
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	49,232,383
Fidelity Central Funds	118
Foreign currency transactions	(1,099)
Total net realized gain (loss)		49,231,402
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(16,628,367)
Assets and liabilities in foreign currencies	6,321
Total change in net unrealized appreciation (depreciation)		(16,622,046)
Net gain (loss)		32,609,356
Net increase (decrease) in net assets resulting from operations		$37,118,756
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,509,400	$12,276,339
Net realized gain (loss)	49,231,402	42,035,066
Change in net unrealized appreciation (depreciation)	(16,622,046)	(35,678,203)
Net increase (decrease) in net assets resulting from operations	37,118,756	18,633,202
Distributions to shareholders	(28,824,681)	(53,638,131)

Share transactions - net increase (decrease)	(28,049,495)	(192,704,225)

Total increase (decrease) in net assets	(19,755,420)	(227,709,154)

Net Assets
Beginning of period	869,591,032	1,097,300,186
End of period	$849,835,612	$869,591,032

Financial Highlights
Fidelity Advisor® Materials Fund Class A

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$97.67	$99.98	$102.68	$87.03	$59.39	$69.57
Income from Investment Operations
Net investment income (loss) B,C	.40	1.01	.79	.46	.33	.58
Net realized and unrealized gain (loss)	3.73	1.70	(.54)	15.77	27.72	(10.10)
Total from investment operations	4.13	2.71	.25	16.23	28.05	(9.52)
Distributions from net investment income	(.07)	(1.06)	(.80)	(.58)	(.41)	(.66)
Distributions from net realized gain	(3.19)	(3.96)	(2.15)	-	-	-
Total distributions	(3.25) D	(5.02)	(2.95)	(.58)	(.41)	(.66)
Net asset value, end of period	$98.55	$97.67	$99.98	$102.68	$87.03	$59.39
Total Return E,F,G	4.21%	2.88%	.39%	18.64%	47.27%	(13.81)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.00% J	1.03%	1.03%	1.03%	1.08%	1.08%
Expenses net of fee waivers, if any	.99 % J	1.02%	1.03%	1.03%	1.08%	1.08%
Expenses net of all reductions	.99% J	1.02%	1.03%	1.03%	1.08%	1.07%
Net investment income (loss)	.80% J	1.07%	.81%	.46%	.48%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$106,825	$109,696	$124,777	$138,219	$101,238	$76,869
Portfolio turnover rate K	59 % J	51% L	47%	43%	36%	69%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Materials Fund Class M

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$96.39	$98.77	$101.52	$86.14	$58.84	$68.98
Income from Investment Operations
Net investment income (loss) B,C	.27	.77	.54	.20	.14	.39
Net realized and unrealized gain (loss)	3.69	1.67	(.53)	15.59	27.42	(10.01)
Total from investment operations	3.96	2.44	.01	15.79	27.56	(9.62)
Distributions from net investment income	(.02)	(.86)	(.61)	(.41)	(.26)	(.52)
Distributions from net realized gain	(3.19)	(3.96)	(2.15)	-	-	-
Total distributions	(3.21)	(4.82)	(2.76)	(.41)	(.26)	(.52)
Net asset value, end of period	$97.14	$96.39	$98.77	$101.52	$86.14	$58.84
Total Return D,E,F	4.09%	2.63%	.15%	18.32%	46.86%	(14.05)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.25% I	1.27%	1.28%	1.29%	1.36%	1.37%
Expenses net of fee waivers, if any	1.24 % I	1.27%	1.28%	1.29%	1.36%	1.36%
Expenses net of all reductions	1.24% I	1.27%	1.28%	1.29%	1.36%	1.36%
Net investment income (loss)	.55% I	.82%	.56%	.20%	.21%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$32,533	$33,182	$38,570	$37,100	$24,768	$19,423
Portfolio turnover rate J	59 % I	51% K	47%	43%	36%	69%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Materials Fund Class C

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$93.33	$95.85	$98.63	$83.76	$57.30	$67.13
Income from Investment Operations
Net investment income (loss) B,C	.03	.29	.06	(.28)	(.18)	.08
Net realized and unrealized gain (loss)	3.57	1.60	(.53)	15.15	26.64	(9.76)
Total from investment operations	3.60	1.89	(.47)	14.87	26.46	(9.68)
Distributions from net investment income	-	(.45)	(.16)	-	-	(.15)
Distributions from net realized gain	(3.19)	(3.96)	(2.15)	-	-	-
Total distributions	(3.19)	(4.41)	(2.31)	-	-	(.15)
Net asset value, end of period	$93.74	$93.33	$95.85	$98.63	$83.76	$57.30
Total Return D,E,F	3.83%	2.11%	(.36)%	17.75%	46.18%	(14.46)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.75% I	1.78%	1.78%	1.78%	1.83%	1.82%
Expenses net of fee waivers, if any	1.74 % I	1.77%	1.78%	1.78%	1.83%	1.82%
Expenses net of all reductions	1.74% I	1.77%	1.78%	1.78%	1.83%	1.81%
Net investment income (loss)	.05% I	.32%	.06%	(.29)%	(.27)%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$12,348	$13,269	$17,053	$21,261	$23,296	$24,239
Portfolio turnover rate J	59 % I	51% K	47%	43%	36%	69%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Materials Portfolio

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$98.34	$100.63	$103.29	$87.46	$59.63	$69.84
Income from Investment Operations
Net investment income (loss) B,C	.55	1.28	1.07	.75	.53	.77
Net realized and unrealized gain (loss)	3.76	1.72	(.55)	15.86	27.87	(10.14)
Total from investment operations	4.31	3.00	.52	16.61	28.40	(9.37)
Distributions from net investment income	(.11)	(1.33)	(1.03)	(.78)	(.57)	(.84)
Distributions from net realized gain	(3.19)	(3.96)	(2.15)	-	-	-
Total distributions	(3.30)	(5.29)	(3.18)	(.78)	(.57)	(.84)
Net asset value, end of period	$99.35	$98.34	$100.63	$103.29	$87.46	$59.63
Total Return D,E	4.37%	3.17%	.67%	18.98%	47.68%	(13.57)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.70% H	.76%	.76%	.75%	.80%	.80%
Expenses net of fee waivers, if any	.70 % H	.75%	.75%	.74%	.80%	.80%
Expenses net of all reductions	.70% H	.75%	.75%	.74%	.80%	.79%
Net investment income (loss)	1.10% H	1.34%	1.09%	.75%	.76%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$504,529	$516,428	$603,330	$645,773	$533,073	$405,668
Portfolio turnover rate I	59 % H	51% J	47%	43%	36%	69%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Materials Fund Class I

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$98.13	$100.42	$103.07	$87.29	$59.52	$69.70
Income from Investment Operations
Net investment income (loss) B,C	.53	1.28	1.06	.74	.55	.78
Net realized and unrealized gain (loss)	3.75	1.71	(.54)	15.83	27.80	(10.12)
Total from investment operations	4.28	2.99	.52	16.57	28.35	(9.34)
Distributions from net investment income	(.11)	(1.32)	(1.02)	(.79)	(.58)	(.84)
Distributions from net realized gain	(3.19)	(3.96)	(2.15)	-	-	-
Total distributions	(3.29) D	(5.28)	(3.17)	(.79)	(.58)	(.84)
Net asset value, end of period	$99.12	$98.13	$100.42	$103.07	$87.29	$59.52
Total Return E,F	4.35%	3.16%	.66%	18.97%	47.70%	(13.55)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.73% I	.75%	.76%	.75%	.78%	.79%
Expenses net of fee waivers, if any	.72 % I	.75%	.76%	.75%	.78%	.79%
Expenses net of all reductions	.72% I	.75%	.76%	.75%	.78%	.78%
Net investment income (loss)	1.07% I	1.34%	1.08%	.74%	.78%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$138,678	$144,811	$208,630	$238,282	$190,132	$137,887
Portfolio turnover rate J	59 % I	51% K	47%	43%	36%	69%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Materials Fund Class Z

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$97.99	$100.27	$102.92	$87.14	$59.40	$69.58
Income from Investment Operations
Net investment income (loss) B,C	.60	1.41	1.20	.88	.67	.88
Net realized and unrealized gain (loss)	3.75	1.72	(.54)	15.81	27.75	(10.10)
Total from investment operations	4.35	3.13	.66	16.69	28.42	(9.22)
Distributions from net investment income	(.13)	(1.45)	(1.16)	(.91)	(.68)	(.96)
Distributions from net realized gain	(3.19)	(3.96)	(2.15)	-	-	-
Total distributions	(3.32)	(5.41)	(3.31)	(.91)	(.68)	(.96)
Net asset value, end of period	$99.02	$97.99	$100.27	$102.92	$87.14	$59.40
Total Return D,E	4.43%	3.32%	.81%	19.14%	47.92%	(13.43)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.59% H	.61%	.62%	.62%	.64%	.63%
Expenses net of fee waivers, if any	.58 % H	.61%	.61%	.62%	.64%	.63%
Expenses net of all reductions	.58% H	.61%	.61%	.62%	.63%	.62%
Net investment income (loss)	1.21% H	1.48%	1.23%	.88%	.93%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$54,923	$52,204	$104,940	$73,790	$47,051	$13,267
Portfolio turnover rate I	59 % H	51% J	47%	43%	36%	69%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2024

1. Organization.
Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Materials, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Materials Portfolio	$221,712

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred Trustees compensation, redemptions in-kind and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$249,155,997
Gross unrealized depreciation	(18,973,843)
Net unrealized appreciation (depreciation)	$230,182,154
Tax cost	$642,278,194
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Materials Portfolio	258,070,531	314,875,742

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Materials Portfolio	266,164	9,995,666	23,661,972

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Materials	.70
Class I	.70
Class Z	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Materials	.67
Class I	.70
Class Z	.56

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	137,235	-
Class M	.25%	.25%	83,534	-
Class C	.75%	.25%	65,281	6,206
			286,050	6,206

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	8,422
Class M	262
Class CA	15
8,699

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Materials Portfolio	6,855

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Materials Portfolio	Borrower	8,286,833	5.57%	7,693

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Materials Portfolio	5,240,956	16,041,510	3,281,092
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Materials Portfolio	779
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Materials Portfolio	1,651	-	-

8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $17,701.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2024	Year ended February 29, 2024
Materials Portfolio
Distributions to shareholders
Class A	$3,579,319	$6,113,236
Class M	1,079,870	1,841,666
Class C	444,048	748,040
Materials	17,186,132	30,248,242
Class I	4,774,582	9,849,219
Class Z	1,760,730	4,837,728
Total	$28,824,681	$53,638,131
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2024	Year ended February 29, 2024	Six months ended August 31, 2024	Year ended February 29, 2024
Materials Portfolio
Class A
Shares sold	48,627	109,222	$4,823,469	$10,391,547
Reinvestment of distributions	35,286	62,625	3,493,996	5,968,808
Shares redeemed	(123,131)	(296,695)	(12,216,318)	(28,079,632)
Net increase (decrease)	(39,218)	(124,848)	$(3,898,853)	$(11,719,277)
Class M
Shares sold	14,910	42,686	$1,471,373	$3,968,671
Reinvestment of distributions	10,994	19,481	1,074,021	1,832,253
Shares redeemed	(35,240)	(108,417)	(3,468,938)	(10,095,432)
Net increase (decrease)	(9,336)	(46,250)	$(923,544)	$(4,294,508)
Class C
Shares sold	7,481	23,244	$713,695	$2,141,150
Reinvestment of distributions	4,567	7,991	431,381	727,510
Shares redeemed	(22,499)	(66,984)	(2,117,786)	(6,019,699)
Net increase (decrease)	(10,451)	(35,749)	$(972,710)	$(3,151,039)
Materials
Shares sold	196,307	742,033	$19,911,838	$69,648,451
Reinvestment of distributions	158,184	289,938	15,774,078	27,823,736
Shares redeemed	(527,948)	(1,775,766)	(52,535,013)	(167,547,083)
Net increase (decrease)	(173,457)	(743,795)	$(16,849,097)	$(70,074,896)
Class I
Shares sold	103,677	271,740	$10,345,269	$26,082,202
Reinvestment of distributions	45,523	98,208	4,529,070	9,401,322
Shares redeemed	(225,884)	(971,845)	(22,442,157)	(92,337,262)
Net increase (decrease)	(76,684)	(601,897)	$(7,567,818)	$(56,853,738)
Class Z
Shares sold	52,713	234,755	$5,227,290	$22,426,173
Reinvestment of distributions	15,989	47,702	1,588,325	4,557,247
Shares redeemed	(46,805)	(796,220)	(4,653,088)	(73,594,187)
Net increase (decrease)	21,897	(513,763)	$2,162,527	$(46,610,767)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	50,178,154,296.75	92.38
Withheld	4,136,551,415.53	7.62
TOTAL	54,314,705,712.27	100.00
Robert A. Lawrence
Affirmative	50,131,321,830.27	92.30
Withheld	4,183,383,882.00	7.70
TOTAL	54,314,705,712.27	100.00
Vijay C. Advani
Affirmative	50,021,870,319.77	92.10
Withheld	4,292,835,392.50	7.90
TOTAL	54,314,705,712.27	100.00
Thomas P. Bostick
Affirmative	50,057,248,681.17	92.16
Withheld	4,257,457,031.10	7.84
TOTAL	54,314,705,712.27	100.00
Donald F. Donahue
Affirmative	49,998,023,290.27	92.05
Withheld	4,316,682,422.00	7.95
TOTAL	54,314,705,712.27	100.00
Vicki L. Fuller
Affirmative	50,146,578,363.15	92.33
Withheld	4,168,127,349.12	7.67
TOTAL	54,314,705,712.27	100.00
Patricia L. Kampling
Affirmative	50,227,895,949.71	92.48
Withheld	4,086,809,762.56	7.52
TOTAL	54,314,705,712.27	100.00
Thomas A. Kennedy
Affirmative	50,080,160,698.34	92.20
Withheld	4,234,545,013.93	7.80
TOTAL	54,314,705,712.27	100.00
Oscar Munoz
Affirmative	49,879,616,445.58	91.83
Withheld	4,435,089,266.69	8.17
TOTAL	54,314,705,712.27	100.00
Karen B. Peetz
Affirmative	50,078,105,799.58	92.20
Withheld	4,236,599,912.69	7.80
TOTAL	54,314,705,712.27	100.00
David M. Thomas
Affirmative	50,013,939,190.36	92.08
Withheld	4,300,766,521.91	7.92
TOTAL	54,314,705,712.27	100.00
Susan Tomasky
Affirmative	50,109,134,188.50	92.26
Withheld	4,205,571,523.77	7.74
TOTAL	54,314,705,712.27	100.00
Michael E. Wiley
Affirmative	50,016,526,096.47	92.09
Withheld	4,298,179,615.80	7.91
TOTAL	54,314,705,712.27	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Chemicals Portfolio
Gold Portfolio
Materials Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of the management fee and total expense ratio of the fund or, for Gold Portfolio and Materials Portfolio, a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under separate agreements.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. For each of Gold Portfolio and Materials Portfolio, the fund underperformed its benchmark for the one-, three-, and five-year periods ended February 29, 2024, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect for each fund with each fund's management fee based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that, in exchange for the variable management fee, each class of each fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of each fund's management fee and total expense ratio (for the retail class for Gold Portfolio and Materials Portfolio), the Board considered each fund's (or each retail class's for Gold Portfolio and Materials Portfolio) pro rata management fee rate as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and fund paid 12b-1 fees (for Gold Portfolio and Materials Portfolio). The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.

Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund or, for Gold Portfolio and Materials Portfolio, the retail class of each fund relative to funds and classes in the mapped group that have a similar sales load structure of the applicable fund or class (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund or, for Gold Portfolio and Materials Portfolio, the retail class of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the applicable fund or class (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund or, for Gold Portfolio and Materials Portfolio, the retail class ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
For Gold Portfolio and Materials Portfolio, the Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that each fund's management contract incorporates a variable management fee structure, which provides for breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including, but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2025.

1.846035.117
SELMT-SANN-1024
Fidelity® Select Portfolios®
Financials Sector

Banking Portfolio
Brokerage and Investment Management Portfolio
Financials Portfolio
FinTech Portfolio
Insurance Portfolio

Semi-Annual Report
August 31, 2024

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Banking Portfolio
Brokerage and Investment Management Portfolio
Financials Portfolio
FinTech Portfolio
Insurance Portfolio
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Banking Portfolio
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 100.1%
	Shares	Value ($)
Banks - 97.6%
Diversified Banks - 34.5%
Bank of America Corp.	729,376	29,722,072
Citigroup, Inc.	390,900	24,485,976
KeyCorp	1,034,300	17,645,158
PNC Financial Services Group, Inc.	124,900	23,117,741
U.S. Bancorp	499,700	23,600,831
Wells Fargo & Co.	563,592	32,953,223
		151,525,001
Regional Banks - 63.1%
1st Source Corp.	86,781	5,332,259
Associated Banc-Corp.	525,700	12,028,016
Banner Corp.	110,800	6,600,356
BOK Financial Corp.	139,000	14,588,050
Cadence Bank (a)	325,239	10,498,715
Citizens Financial Group, Inc.	309,200	13,311,060
Community Trust Bancorp, Inc.	96,376	4,866,988
East West Bancorp, Inc.	161,200	13,552,084
Eastern Bankshares, Inc.	851,500	14,449,955
First Hawaiian, Inc.	373,000	9,075,090
First Interstate Bancsystem, Inc. Class A	456,634	14,178,486
Heartland Financial U.S.A., Inc.	277,600	15,478,976
Huntington Bancshares, Inc.	1,001,100	14,986,467
Independent Bank Group, Inc.	175,600	10,223,432
M&T Bank Corp.	158,260	27,238,129
Old National Bancorp, Indiana (a)	623,554	12,377,547
Popular, Inc.	219,300	22,478,250
Sierra Bancorp	156,900	4,727,397
Southern Missouri Bancorp, Inc.	30,800	1,781,164
Trico Bancshares	179,087	8,141,295
UMB Financial Corp.	117,470	12,168,717
Univest Corp. of Pennsylvania	261,100	7,430,906
WesBanco, Inc. (a)	320,500	10,323,305
Wintrust Financial Corp.	105,800	11,511,040
		277,347,684
TOTAL BANKS		428,872,685
Capital Markets - 2.5%
Asset Management & Custody Banks - 2.5%
Northern Trust Corp.	59,500	5,426,995
Phoenix Vega Mezz PLC	330,200	31,573
State Street Corp.	61,300	5,339,230
		10,797,798
Consumer Finance - 0.0%
Consumer Finance - 0.0%
OneMain Holdings, Inc.	200	9,882
Financial Services - 0.0%
Diversified Financial Services - 0.0%
Sunrisemezz Ltd.	47,171	16,790
TOTAL COMMON STOCKS (Cost $314,350,106)		439,697,155

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	932,755	932,942
Fidelity Securities Lending Cash Central Fund 5.39% (b)(c)	6,267,698	6,268,325
TOTAL MONEY MARKET FUNDS (Cost $7,201,267)		7,201,267

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $321,551,373)	446,898,422
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(7,651,318)
NET ASSETS - 100.0%	439,247,104

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	198,310	47,028,603	46,293,999	20,042	28	-	932,942	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	1,115,400	93,205,556	88,052,631	1,959	-	-	6,268,325	0.0%
Total	1,313,710	140,234,159	134,346,630	22,001	28	-	7,201,267

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	439,697,155	439,697,155	-	-

Money Market Funds	7,201,267	7,201,267	-	-
Total Investments in Securities:	446,898,422	446,898,422	-	-
Banking Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,144,255) - See accompanying schedule:
Unaffiliated issuers (cost $314,350,106)	$439,697,155
Fidelity Central Funds (cost $7,201,267)	7,201,267

Total Investment in Securities (cost $321,551,373)		$446,898,422
Receivable for investments sold		8,984
Receivable for fund shares sold		352,027
Dividends receivable		458,419
Distributions receivable from Fidelity Central Funds		3,709
Prepaid expenses		1,097
Total assets		447,722,658
Liabilities
Payable for investments purchased	$1,254,403
Payable for fund shares redeemed	690,939
Accrued management fee	231,737
Other payables and accrued expenses	30,150
Collateral on securities loaned	6,268,325
Total liabilities		8,475,554
Net Assets		$439,247,104
Net Assets consist of:
Paid in capital		$304,254,375
Total accumulated earnings (loss)		134,992,729
Net Assets		$439,247,104
Net Asset Value, offering price and redemption price per share ($439,247,104 ÷ 14,602,009 shares)		$30.08
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$6,370,339
Income from Fidelity Central Funds (including $1,959 from security lending)		22,001
Total income		6,392,340
Expenses
Management fee	$1,320,932
Custodian fees and expenses	16,234
Independent trustees' fees and expenses	827
Registration fees	29,076
Audit fees	20,484
Legal	95
Interest	6,425
Miscellaneous	7,868
Total expenses before reductions	1,401,941
Expense reductions	(8,068)
Total expenses after reductions		1,393,873
Net Investment income (loss)		4,998,467
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	7,500,476
Fidelity Central Funds	28
Total net realized gain (loss)		7,500,504
Change in net unrealized appreciation (depreciation) on investment securities		65,872,247
Net gain (loss)		73,372,751
Net increase (decrease) in net assets resulting from operations		$78,371,218
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,998,467	$12,594,461
Net realized gain (loss)	7,500,504	107,308
Change in net unrealized appreciation (depreciation)	65,872,247	(15,377,171)
Net increase (decrease) in net assets resulting from operations	78,371,218	(2,675,402)
Distributions to shareholders	(2,336,283)	(22,547,625)

Share transactions
Proceeds from sales of shares	81,222,235	158,041,706
Reinvestment of distributions	2,127,231	20,768,717
Cost of shares redeemed	(106,562,397)	(197,046,335)

Net increase (decrease) in net assets resulting from share transactions	(23,212,931)	(18,235,912)
Total increase (decrease) in net assets	52,822,004	(43,458,939)

Net Assets
Beginning of period	386,425,100	429,884,039
End of period	$439,247,104	$386,425,100

Other Information
Shares
Sold	2,926,178	7,256,556
Issued in reinvestment of distributions	85,949	935,405
Redeemed	(3,979,257)	(9,006,111)
Net increase (decrease)	(967,130)	(814,150)

Financial Highlights
Banking Portfolio

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$24.82	$26.24	$31.37	$26.31	$23.37	$26.42
Income from Investment Operations
Net investment income (loss) B,C	.34	.75	.61	.58	.54	.58
Net realized and unrealized gain (loss)	5.08	(.83) D	(4.24)	5.48	4.32	(1.96)
Total from investment operations	5.42	(.08)	(3.63)	6.06	4.86	(1.38)
Distributions from net investment income	(.14)	(.74)	(.67)	(.54)	(.55)	(.53)
Distributions from net realized gain	(.02)	(.60)	(.83)	(.46)	(1.37)	(1.14)
Total distributions	(.16)	(1.34)	(1.50)	(1.00)	(1.92)	(1.67)
Net asset value, end of period	$30.08	$24.82	$26.24	$31.37	$26.31	$23.37
Total Return E,F	21.97%	.38% D	(11.27)%	23.37%	25.90%	(6.05)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.71% I	.77%	.75%	.73%	.79%	.77%
Expenses net of fee waivers, if any	.71 % I	.76%	.74%	.73%	.79%	.77%
Expenses net of all reductions	.71% I	.76%	.74%	.73%	.79%	.77%
Net investment income (loss)	2.54% I	3.46%	2.29%	1.93%	2.84%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$439,247	$386,425	$429,884	$716,834	$537,860	$361,696
Portfolio turnover rate J	29 % I	48%	21%	34%	32%	31%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .32%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Brokerage and Investment Management Portfolio
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
Capital Markets - 95.8%
Asset Management & Custody Banks - 39.2%
Ameriprise Financial, Inc.	90,600	40,719,264
Ares Management Corp. Class A, (a)	321,500	47,067,600
BlackRock, Inc.	46,500	41,934,165
Blackstone, Inc.	335,800	47,804,488
Blue Owl Capital, Inc. Class A (a)	2,599,300	45,851,652
Bridge Investment Group Holdings, Inc.	3,700	30,377
Brookfield Asset Management Ltd. Class A (a)	116,500	4,748,540
Carlyle Group LP	543,200	21,798,616
CVC Capital Partners PLC (b)	313,200	6,626,484
EQT AB	29,400	981,508
Intermediate Capital Group PLC	365,800	10,213,413
KKR & Co., Inc. Class A	465,500	57,614,935
P10, Inc. Class A	94,200	946,710
Patria Investments Ltd. (a)	486,172	5,600,701
StepStone Group, Inc. Class A (a)	174,200	9,528,740
TPG, Inc. Class A	361,600	18,242,720
		359,709,913
Financial Exchanges & Data - 36.2%
Cboe Global Markets, Inc.	89,938	18,473,265
CME Group, Inc.	152,200	32,835,628
Coinbase Global, Inc. Class A (c)	136,900	25,101,984
Intercontinental Exchange, Inc.	288,200	46,558,710
MarketAxess Holdings, Inc.	53,600	12,992,104
Moody's Corp.	173,600	84,671,664
MSCI, Inc.	41,100	23,862,249
NASDAQ, Inc.	264,300	19,050,744
Open Lending Corp. (a)(c)	171,300	986,688
S&P Global, Inc.	96,900	49,732,956
Tradeweb Markets, Inc. Class A (a)	147,600	17,452,224
		331,718,216
Investment Banking & Brokerage - 20.4%
BGC Group, Inc. Class A (a)	1,642,900	16,231,852
Charles Schwab Corp.	491,161	31,974,581
Evercore, Inc. Class A	64,200	15,776,508
Houlihan Lokey Class A (a)	109,200	17,102,904
Interactive Brokers Group, Inc.	134,600	17,348,594
Jefferies Financial Group, Inc.	245,800	14,735,710
LPL Financial	94,700	21,244,998
Moelis & Co. Class A (a)	88,400	5,904,236
PJT Partners, Inc. Class A (a)	97,412	12,030,382
Raymond James Financial, Inc.	211,200	25,253,184
Robinhood Markets, Inc. (c)	459,300	9,241,116
		186,844,065
TOTAL CAPITAL MARKETS		878,272,194
Financial Services - 3.9%
Diversified Financial Services - 3.9%
Apollo Global Management, Inc.	309,700	35,841,581
TOTAL COMMON STOCKS (Cost $495,035,822)		914,113,775

Money Market Funds - 7.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	2,240,795	2,241,243
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	66,126,225	66,132,838
TOTAL MONEY MARKET FUNDS (Cost $68,374,081)		68,374,081

TOTAL INVESTMENT IN SECURITIES - 107.1% (Cost $563,409,903)	982,487,856
NET OTHER ASSETS (LIABILITIES) - (7.1)%	(65,234,272)
NET ASSETS - 100.0%	917,253,584

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,626,484 or 0.7% of net assets.

(c)	Non-income producing
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,131,795	53,745,149	52,635,571	64,204	(130)	-	2,241,243	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	44,905,725	318,218,510	296,991,397	15,180	-	-	66,132,838	0.3%
Total	46,037,520	371,963,659	349,626,968	79,384	(130)	-	68,374,081

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	914,113,775	914,113,775	-	-

Money Market Funds	68,374,081	68,374,081	-	-
Total Investments in Securities:	982,487,856	982,487,856	-	-
Brokerage and Investment Management Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $64,282,268) - See accompanying schedule:
Unaffiliated issuers (cost $495,035,822)	$914,113,775
Fidelity Central Funds (cost $68,374,081)	68,374,081

Total Investment in Securities (cost $563,409,903)		$982,487,856
Foreign currency held at value (cost $1)		1
Receivable for investments sold		970,692
Receivable for fund shares sold		129,217
Dividends receivable		692,695
Distributions receivable from Fidelity Central Funds		11,026
Prepaid expenses		1,601
Other receivables		65,539
Total assets		984,358,627
Liabilities
Payable for fund shares redeemed	$371,367
Accrued management fee	493,631
Other payables and accrued expenses	107,207
Collateral on securities loaned	66,132,838
Total liabilities		67,105,043
Net Assets		$917,253,584
Net Assets consist of:
Paid in capital		$534,597,575
Total accumulated earnings (loss)		382,656,009
Net Assets		$917,253,584
Net Asset Value, offering price and redemption price per share ($917,253,584 ÷ 5,791,460 shares)		$158.38
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$7,146,348
Income from Fidelity Central Funds (including $15,180 from security lending)		79,384
Total income		7,225,732
Expenses
Management fee	$2,942,392
Custodian fees and expenses	4,489
Independent trustees' fees and expenses	1,797
Registration fees	29,840
Audit fees	23,202
Legal	208
Interest	953
Miscellaneous	18,688
Total expenses before reductions	3,021,569
Expense reductions	(16,637)
Total expenses after reductions		3,004,932
Net Investment income (loss)		4,220,800
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	23,514,925
Fidelity Central Funds	(130)
Foreign currency transactions	5,001
Total net realized gain (loss)		23,519,796
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	68,868,711
Assets and liabilities in foreign currencies	594
Total change in net unrealized appreciation (depreciation)		68,869,305
Net gain (loss)		92,389,101
Net increase (decrease) in net assets resulting from operations		$96,609,901
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,220,800	$9,288,914
Net realized gain (loss)	23,519,796	12,456,058
Change in net unrealized appreciation (depreciation)	68,869,305	137,993,821
Net increase (decrease) in net assets resulting from operations	96,609,901	159,738,793
Distributions to shareholders	(253,911)	(9,651,970)

Share transactions
Proceeds from sales of shares	88,993,454	125,688,073
Reinvestment of distributions	226,199	8,580,838
Cost of shares redeemed	(104,746,840)	(260,903,898)

Net increase (decrease) in net assets resulting from share transactions	(15,527,187)	(126,634,987)
Total increase (decrease) in net assets	80,828,803	23,451,836

Net Assets
Beginning of period	836,424,781	812,972,945
End of period	$917,253,584	$836,424,781

Other Information
Shares
Sold	609,348	1,029,633
Issued in reinvestment of distributions	1,595	64,659
Redeemed	(710,696)	(2,270,079)
Net increase (decrease)	(99,753)	(1,175,787)

Financial Highlights
Brokerage and Investment Management Portfolio

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$141.98	$115.04	$121.01	$100.99	$74.99	$71.71
Income from Investment Operations
Net investment income (loss) B,C	.71	1.50	1.45	1.31	.93	1.01
Net realized and unrealized gain (loss)	15.73	27.09	(5.19)	20.54	28.01	5.70
Total from investment operations	16.44	28.59	(3.74)	21.85	28.94	6.71
Distributions from net investment income	(.04)	(1.65)	(1.83)	(.83)	(1.06)	(.98)
Distributions from net realized gain	-	-	(.41)	(1.01)	(1.88)	(2.45)
Total distributions	(.04)	(1.65)	(2.23) D	(1.83) D	(2.94)	(3.43)
Net asset value, end of period	$158.38	$141.98	$115.04	$121.01	$100.99	$74.99
Total Return E,F	11.58%	24.95%	(2.98)%	21.70%	39.69%	9.28%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.69% I	.76%	.75%	.74%	.76%	.77%
Expenses net of fee waivers, if any	.69 % I	.75%	.74%	.74%	.76%	.77%
Expenses net of all reductions	.69% I	.75%	.74%	.74%	.76%	.77%
Net investment income (loss)	.97% I	1.28%	1.33%	1.06%	1.14%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$917,254	$836,425	$812,973	$1,209,722	$429,320	$309,088
Portfolio turnover rate J	21 % I	36%	4%	3%	11%	9%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Financials Portfolio
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
Banks - 34.4%
Diversified Banks - 19.9%
Bank of America Corp.	1,011,300	41,210,475
Citigroup, Inc.	358,800	22,475,232
KeyCorp	682,300	11,640,038
PNC Financial Services Group, Inc.	75,700	14,011,313
U.S. Bancorp	329,200	15,548,116
Wells Fargo & Co.	866,790	50,681,211
		155,566,385
Regional Banks - 14.5%
Associated Banc-Corp.	335,200	7,669,376
BOK Financial Corp.	79,000	8,291,050
Cadence Bank	139,230	4,494,344
East West Bancorp, Inc.	108,800	9,146,816
Eastern Bankshares, Inc.	462,500	7,848,625
First Hawaiian, Inc.	174,200	4,238,286
First Interstate Bancsystem, Inc. Class A	254,821	7,912,192
Heartland Financial U.S.A., Inc.	123,200	6,869,632
M&T Bank Corp.	111,437	19,179,422
Popular, Inc.	135,800	13,919,500
Trico Bancshares	112,200	5,100,612
UMB Financial Corp. (a)	90,888	9,415,088
WesBanco, Inc.	178,400	5,746,264
Wintrust Financial Corp.	37,700	4,101,760
		113,932,967
TOTAL BANKS		269,499,352
Capital Markets - 20.6%
Asset Management & Custody Banks - 6.8%
AllianceBernstein Holding LP	236,100	8,131,284
Blue Owl Capital, Inc. Class A (a)	270,100	4,764,564
Carlyle Group LP (a)	190,800	7,656,804
Northern Trust Corp. (a)	145,600	13,280,176
Patria Investments Ltd.	391,600	4,511,232
State Street Corp.	165,500	14,415,050
		52,759,110
Financial Exchanges & Data - 4.0%
Bolsa Mexicana de Valores S.A.B. de CV	2,249,700	3,461,209
MarketAxess Holdings, Inc.	57,300	13,888,947
Moody's Corp.	28,700	13,998,138
		31,348,294
Investment Banking & Brokerage - 9.8%
Lazard, Inc. Class A (a)	207,692	10,407,446
LPL Financial	55,800	12,518,172
Morgan Stanley	185,500	19,219,655
Perella Weinberg Partners Class A	436,297	8,529,606
Raymond James Financial, Inc.	69,000	8,250,330
Stifel Financial Corp.	90,400	7,967,856
Virtu Financial, Inc. Class A	326,400	10,023,744
		76,916,809
TOTAL CAPITAL MARKETS		161,024,213
Consumer Finance - 3.9%
Consumer Finance - 3.9%
Discover Financial Services	100,300	13,912,613
FirstCash Holdings, Inc.	75,311	9,044,098
OneMain Holdings, Inc.	155,300	7,673,373
		30,630,084
Financial Services - 21.0%
Commercial & Residential Mortgage Finance - 1.9%
Essent Group Ltd.	108,938	7,003,624
NMI Holdings, Inc. (b)	191,600	7,869,012
		14,872,636
Diversified Financial Services - 4.7%
Apollo Global Management, Inc.	158,800	18,377,924
Corebridge Financial, Inc. (a)	263,900	7,800,884
Voya Financial, Inc.	151,300	10,716,579
		36,895,387
Multi-Sector Holdings - 0.5%
Cannae Holdings, Inc. (a)	197,690	3,957,754
Transaction & Payment Processing Services - 13.9%
Corpay, Inc. (b)	28,200	8,898,510
Fiserv, Inc. (b)	68,100	11,890,260
Global Payments, Inc.	88,400	9,813,284
MasterCard, Inc. Class A	162,400	78,494,416
		109,096,470
TOTAL FINANCIAL SERVICES		164,822,247
Insurance - 18.8%
Insurance Brokers - 5.9%
Arthur J. Gallagher & Co.	52,400	15,330,668
Marsh & McLennan Companies, Inc.	72,200	16,426,222
The Baldwin Insurance Group, Inc. Class A, (b)	314,911	14,766,177
		46,523,067
Property & Casualty Insurance - 10.7%
American Financial Group, Inc.	86,100	11,504,682
Beazley PLC	741,400	7,302,605
Chubb Ltd.	64,100	18,215,938
Direct Line Insurance Group PLC	2,187,900	5,465,148
Fidelity National Financial, Inc.	129,100	7,611,736
First American Financial Corp.	56,300	3,591,940
Hartford Financial Services Group, Inc.	100,300	11,644,830
Hiscox Ltd.	654,500	10,116,961
Lancashire Holdings Ltd.	942,092	8,314,316
		83,768,156
Reinsurance - 2.2%
Reinsurance Group of America, Inc.	76,400	16,866,064
TOTAL INSURANCE		147,157,287
Professional Services - 1.0%
Research & Consulting Services - 1.0%
Dun & Bradstreet Holdings, Inc. (a)	632,300	7,587,600
TOTAL COMMON STOCKS (Cost $558,352,634)		780,720,783

Money Market Funds - 4.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	7,106,373	7,107,794
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	27,374,038	27,376,775
TOTAL MONEY MARKET FUNDS (Cost $34,484,569)		34,484,569

TOTAL INVESTMENT IN SECURITIES - 104.1% (Cost $592,837,203)	815,205,352
NET OTHER ASSETS (LIABILITIES) - (4.1)%	(31,918,044)
NET ASSETS - 100.0%	783,287,308

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,842,322	37,853,704	33,588,232	35,005	-	-	7,107,794	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	14,222,525	120,436,907	107,282,657	10,442	-	-	27,376,775	0.1%
Total	17,064,847	158,290,611	140,870,889	45,447	-	-	34,484,569

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	780,720,783	780,720,783	-	-

Money Market Funds	34,484,569	34,484,569	-	-
Total Investments in Securities:	815,205,352	815,205,352	-	-
Financials Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $26,945,765) - See accompanying schedule:
Unaffiliated issuers (cost $558,352,634)	$780,720,783
Fidelity Central Funds (cost $34,484,569)	34,484,569

Total Investment in Securities (cost $592,837,203)		$815,205,352
Receivable for investments sold		49,317
Receivable for fund shares sold		820,473
Dividends receivable		1,002,424
Distributions receivable from Fidelity Central Funds		16,800
Prepaid expenses		1,873
Other receivables		1,355
Total assets		817,097,594
Liabilities
Payable for investments purchased	$5,591,256
Payable for fund shares redeemed	392,897
Accrued management fee	411,162
Other payables and accrued expenses	38,196
Collateral on securities loaned	27,376,775
Total liabilities		33,810,286
Net Assets		$783,287,308
Net Assets consist of:
Paid in capital		$539,013,323
Total accumulated earnings (loss)		244,273,985
Net Assets		$783,287,308
Net Asset Value, offering price and redemption price per share ($783,287,308 ÷ 54,794,501 shares)		$14.29
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$9,133,928
Income from Fidelity Central Funds (including $10,442 from security lending)		45,447
Total income		9,179,375
Expenses
Management fee	$2,405,740
Custodian fees and expenses	13,930
Independent trustees' fees and expenses	1,477
Registration fees	29,069
Audit fees	23,479
Legal	876
Interest	10,777
Miscellaneous	14,471
Total expenses before reductions	2,499,819
Expense reductions	(13,899)
Total expenses after reductions		2,485,920
Net Investment income (loss)		6,693,455
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	18,213,787
Foreign currency transactions	(8,472)
Total net realized gain (loss)		18,205,315
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	76,992,362
Assets and liabilities in foreign currencies	3,082
Total change in net unrealized appreciation (depreciation)		76,995,444
Net gain (loss)		95,200,759
Net increase (decrease) in net assets resulting from operations		$101,894,214
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,693,455	$13,710,762
Net realized gain (loss)	18,205,315	2,618,029
Change in net unrealized appreciation (depreciation)	76,995,444	26,667,301
Net increase (decrease) in net assets resulting from operations	101,894,214	42,996,092
Distributions to shareholders	(4,346,544)	(20,240,392)

Share transactions
Proceeds from sales of shares	76,768,334	238,771,101
Reinvestment of distributions	4,025,202	18,627,765
Cost of shares redeemed	(93,364,431)	(313,003,472)

Net increase (decrease) in net assets resulting from share transactions	(12,570,895)	(55,604,606)
Total increase (decrease) in net assets	84,976,775	(32,848,906)

Net Assets
Beginning of period	698,310,533	731,159,439
End of period	$783,287,308	$698,310,533

Other Information
Shares
Sold	5,797,118	20,764,508
Issued in reinvestment of distributions	323,830	1,693,153
Redeemed	(7,202,421)	(30,094,552)
Net increase (decrease)	(1,081,473)	(7,636,891)

Financial Highlights
Financials Portfolio

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.50	$11.51	$13.23	$11.26	$9.49	$9.65
Income from Investment Operations
Net investment income (loss) B,C	.12	.26	.24	.25	.20	.19
Net realized and unrealized gain (loss)	1.75	1.09	(.74)	2.26	2.17	.26
Total from investment operations	1.87	1.35	(.50)	2.51	2.37	.45
Distributions from net investment income	(.04)	(.25)	(.23)	(.26)	(.21)	(.16)
Distributions from net realized gain	(.04)	(.11)	(.98)	(.28)	(.39)	(.45)
Total distributions	(.08)	(.36)	(1.22) D	(.54)	(.60)	(.61)
Net asset value, end of period	$14.29	$12.50	$11.51	$13.23	$11.26	$9.49
Total Return E,F	15.05%	12.15%	(3.30)%	22.47%	27.89%	3.81%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.70% I	.76%	.75%	.73%	.77%	.77%
Expenses net of fee waivers, if any	.70 % I	.76%	.75%	.72%	.77%	.77%
Expenses net of all reductions	.70% I	.76%	.75%	.72%	.77%	.76%
Net investment income (loss)	1.87% I	2.43%	2.12%	1.89%	2.36%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$783,287	$698,311	$731,159	$819,910	$606,048	$483,337
Portfolio turnover rate J	31 % I	66%	46%	53%	63%	61% K

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
FinTech Portfolio
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
Consumer Finance - 20.9%
Consumer Finance - 20.9%
American Express Co.	45,859	11,861,430
Capital One Financial Corp.	15,790	2,320,025
Discover Financial Services	34,847	4,833,627
OneMain Holdings, Inc.	6,091	300,956
Synchrony Financial	25,466	1,279,921
		20,595,959
Financial Services - 61.9%
Transaction & Payment Processing Services - 61.9%
Adyen BV (a)(b)	3,229	4,765,370
Block, Inc. Class A (a)	69,227	4,574,520
Corpay, Inc. (a)	14,913	4,705,797
Fidelity National Information Services, Inc.	58,519	4,824,892
Fiserv, Inc. (a)	27,604	4,819,658
Flywire Corp. (a)(c)	80,087	1,450,376
Global Payments, Inc.	34,645	3,845,941
Marqeta, Inc. Class A (a)	98,981	527,569
MasterCard, Inc. Class A	25,675	12,409,757
PagSeguro Digital Ltd. (a)	44,275	490,124
PayPal Holdings, Inc. (a)	38,522	2,790,148
Shift4 Payments, Inc. Class A (a)(c)	17,929	1,489,900
Visa, Inc. Class A	41,438	11,452,220
WEX, Inc. (a)	12,014	2,294,914
Wise PLC (a)	44,900	415,424
		60,856,610
IT Services - 4.8%
Internet Services & Infrastructure - 4.8%
Shopify, Inc. Class A (a)	63,897	4,732,851
Software - 12.3%
Application Software - 12.3%
Intapp, Inc. (a)	26,627	1,230,167
Intuit, Inc.	17,244	10,868,203
		12,098,370
TOTAL COMMON STOCKS (Cost $67,215,097)		98,283,790

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	146,974	147,004
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	1,720,088	1,720,260
TOTAL MONEY MARKET FUNDS (Cost $1,867,264)		1,867,264

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $69,082,361)	100,151,054
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(1,802,567)
NET ASSETS - 100.0%	98,348,487

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,765,370 or 4.8% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,815,560	10,708,511	12,377,132	9,199	65	-	147,004	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	1,886,625	6,951,250	7,117,615	870	-	-	1,720,260	0.0%
Total	3,702,185	17,659,761	19,494,747	10,069	65	-	1,867,264

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	98,283,790	93,518,420	4,765,370	-

Money Market Funds	1,867,264	1,867,264	-	-
Total Investments in Securities:	100,151,054	95,385,684	4,765,370	-
FinTech Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,696,735) - See accompanying schedule:
Unaffiliated issuers (cost $67,215,097)	$98,283,790
Fidelity Central Funds (cost $1,867,264)	1,867,264

Total Investment in Securities (cost $69,082,361)		$100,151,054
Receivable for fund shares sold		17,104
Dividends receivable		52,932
Distributions receivable from Fidelity Central Funds		1,734
Prepaid expenses		208
Total assets		100,223,032
Liabilities
Payable for fund shares redeemed	$73,628
Accrued management fee	53,079
Other payables and accrued expenses	27,578
Collateral on securities loaned	1,720,260
Total liabilities		1,874,545
Net Assets		$98,348,487
Net Assets consist of:
Paid in capital		$111,083,871
Total accumulated earnings (loss)		(12,735,384)
Net Assets		$98,348,487
Net Asset Value, offering price and redemption price per share ($98,348,487 ÷ 5,686,821 shares)		$17.29
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$365,629
Income from Fidelity Central Funds (including $870 from security lending)		10,069
Total income		375,698
Expenses
Management fee	$341,213
Custodian fees and expenses	2,992
Independent trustees' fees and expenses	222
Registration fees	15,668
Audit fees	23,074
Legal	26
Miscellaneous	4,131
Total expenses before reductions	387,326
Expense reductions	(2,254)
Total expenses after reductions		385,072
Net Investment income (loss)		(9,374)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,318,491
Fidelity Central Funds	65
Foreign currency transactions	(75)
Total net realized gain (loss)		1,318,481
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(431,468)
Assets and liabilities in foreign currencies	114
Total change in net unrealized appreciation (depreciation)		(431,354)
Net gain (loss)		887,127
Net increase (decrease) in net assets resulting from operations		$877,753
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(9,374)	$(35,601)
Net realized gain (loss)	1,318,481	(22,667,293)
Change in net unrealized appreciation (depreciation)	(431,354)	45,301,050
Net increase (decrease) in net assets resulting from operations	877,753	22,598,156

Share transactions
Proceeds from sales of shares	5,870,027	14,051,673
Cost of shares redeemed	(20,136,760)	(32,490,694)

Net increase (decrease) in net assets resulting from share transactions	(14,266,733)	(18,439,021)
Total increase (decrease) in net assets	(13,388,980)	4,159,135

Net Assets
Beginning of period	111,737,467	107,578,332
End of period	$98,348,487	$111,737,467

Other Information
Shares
Sold	354,818	949,620
Redeemed	(1,228,041)	(2,225,879)
Net increase (decrease)	(873,223)	(1,276,259)

Financial Highlights
FinTech Portfolio

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$17.03	$13.73	$16.06	$19.37	$16.23	$15.80
Income from Investment Operations
Net investment income (loss) B,C	- D	- D	- D	.14 E	.34 F	.39
Net realized and unrealized gain (loss)	.26	3.30	(2.33)	.04 G,H	3.14	.35
Total from investment operations	.26	3.30	(2.33)	.18	3.48	.74
Distributions from net investment income	-	-	-	(.25)	(.34)	(.31)
Distributions from net realized gain	-	-	-	(3.24)	-	(.01)
Total distributions	-	-	-	(3.49)	(.34)	(.31) I
Net asset value, end of period	$17.29	$17.03	$13.73	$16.06	$19.37	$16.23
Total Return J,K	1.53%	24.03%	(14.51)%	(.75)% H	21.94%	4.54%
Ratios to Average Net Assets B,L,M
Expenses before reductions	.76% N	.87%	.87%	.81%	.89%	.86%
Expenses net of fee waivers, if any	.76 % N	.86%	.87%	.81%	.89%	.86%
Expenses net of all reductions	.76% N	.86%	.87%	.81%	.89%	.85%
Net investment income (loss)	(.02)% N	(.03)%	(.03)%	.63% E	2.35% F	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$98,348	$111,737	$107,578	$161,851	$144,880	$148,247
Portfolio turnover rate O	31 % N	43%	15%	164%	25%	20%

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DAmount represents less than $.005 per share.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .40%.
FNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.89%.
GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
HNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.78)%.
ITotal distributions per share do not sum due to rounding.
JTotal returns for periods of less than one year are not annualized.
KTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
LFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
MExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
NAnnualized.
OAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Insurance Portfolio
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.8%
	Shares	Value ($)
Financial Services - 4.9%
Diversified Financial Services - 4.9%
Corebridge Financial, Inc.	701,800	20,745,208
Voya Financial, Inc.	295,700	20,944,431
		41,689,639
Insurance - 92.9%
Insurance Brokers - 29.2%
Aon PLC	88,855	30,541,241
Arthur J. Gallagher & Co.	265,300	77,618,821
Brown & Brown, Inc.	374,300	39,350,159
Marsh & McLennan Companies, Inc.	362,300	82,426,873
Steadfast Group Ltd.	3,874,228	16,966,095
TWFG, Inc. Class A	4,300	123,281
		247,026,470
Life & Health Insurance - 9.8%
MetLife, Inc.	515,700	39,956,436
Primerica, Inc.	82,900	21,821,767
Unum Group	390,200	21,652,198
		83,430,401
Property & Casualty Insurance - 49.1%
Allstate Corp.	167,000	31,552,980
American Financial Group, Inc.	255,000	34,073,100
Arch Capital Group Ltd. (a)	352,100	39,818,989
Bowhead Specialty Holdings, Inc. (b)	276,300	8,559,774
Chubb Ltd.	292,305	83,067,234
Hanover Insurance Group, Inc.	146,700	21,563,433
Hartford Financial Services Group, Inc.	645,200	74,907,720
Progressive Corp.	161,000	40,604,200
Selective Insurance Group, Inc.	188,111	17,114,339
The Travelers Companies, Inc.	284,600	64,908,722
		416,170,491
Reinsurance - 4.8%
Reinsurance Group of America, Inc.	183,300	40,465,308
TOTAL INSURANCE		787,092,670
TOTAL COMMON STOCKS (Cost $569,122,414)		828,782,309

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	14,859,586	14,862,558
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	655,934	656,000
TOTAL MONEY MARKET FUNDS (Cost $15,518,558)		15,518,558

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $584,640,972)	844,300,867
NET OTHER ASSETS (LIABILITIES) - 0.4%	3,301,589
NET ASSETS - 100.0%	847,602,456

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	8,182,208	181,114,567	174,433,854	181,196	(363)	-	14,862,558	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	36,053,902	35,397,902	5,053	-	-	656,000	0.0%
Total	8,182,208	217,168,469	209,831,756	186,249	(363)	-	15,518,558

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	828,782,309	828,782,309	-	-

Money Market Funds	15,518,558	15,518,558	-	-
Total Investments in Securities:	844,300,867	844,300,867	-	-
Insurance Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $635,090) - See accompanying schedule:
Unaffiliated issuers (cost $569,122,414)	$828,782,309
Fidelity Central Funds (cost $15,518,558)	15,518,558

Total Investment in Securities (cost $584,640,972)		$844,300,867
Foreign currency held at value (cost $3)		3
Receivable for investments sold		2,052,900
Receivable for fund shares sold		3,412,649
Dividends receivable		681,457
Distributions receivable from Fidelity Central Funds		37,526
Prepaid expenses		1,269
Total assets		850,486,671
Liabilities
Payable for investments purchased	$1,300,760
Payable for fund shares redeemed	449,391
Accrued management fee	435,573
Other payables and accrued expenses	42,491
Collateral on securities loaned	656,000
Total liabilities		2,884,215
Net Assets		$847,602,456
Net Assets consist of:
Paid in capital		$571,990,239
Total accumulated earnings (loss)		275,612,217
Net Assets		$847,602,456
Net Asset Value, offering price and redemption price per share ($847,602,456 ÷ 8,890,440 shares)		$95.34
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$5,432,758
Income from Fidelity Central Funds (including $5,053 from security lending)		186,249
Total income		5,619,007
Expenses
Management fee	$2,342,160
Custodian fees and expenses	5,850
Independent trustees' fees and expenses	1,342
Registration fees	58,429
Audit fees	22,398
Legal	860
Miscellaneous	18,524
Total expenses before reductions	2,449,563
Expense reductions	(11,650)
Total expenses after reductions		2,437,913
Net Investment income (loss)		3,181,094
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	13,856,016
Fidelity Central Funds	(363)
Foreign currency transactions	1,148
Total net realized gain (loss)		13,856,801
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	89,859,811
Assets and liabilities in foreign currencies	1,432
Total change in net unrealized appreciation (depreciation)		89,861,243
Net gain (loss)		103,718,044
Net increase (decrease) in net assets resulting from operations		$106,899,138
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,181,094	$5,522,392
Net realized gain (loss)	13,856,801	44,743,943
Change in net unrealized appreciation (depreciation)	89,861,243	41,616,096
Net increase (decrease) in net assets resulting from operations	106,899,138	91,882,431
Distributions to shareholders	(21,060,959)	(37,245,784)

Share transactions
Proceeds from sales of shares	284,001,225	312,809,090
Reinvestment of distributions	19,110,578	33,544,278
Cost of shares redeemed	(141,241,228)	(275,557,684)

Net increase (decrease) in net assets resulting from share transactions	161,870,575	70,795,684
Total increase (decrease) in net assets	247,708,754	125,432,331

Net Assets
Beginning of period	599,893,702	474,461,371
End of period	$847,602,456	$599,893,702

Other Information
Shares
Sold	3,259,249	4,027,541
Issued in reinvestment of distributions	235,091	459,706
Redeemed	(1,647,460)	(3,735,929)
Net increase (decrease)	1,846,880	751,318

Financial Highlights
Insurance Portfolio

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$85.17	$75.40	$69.86	$61.17	$58.44	$59.27
Income from Investment Operations
Net investment income (loss) B,C	.40	.99	.63	.78	.88	.87
Net realized and unrealized gain (loss)	12.49	15.28	5.46	13.73	6.99	2.77
Total from investment operations	12.89	16.27	6.09	14.51	7.87	3.64
Distributions from net investment income	(.07)	(.85)	(.55)	(.89)	(.94)	(.91)
Distributions from net realized gain	(2.65)	(5.66)	-	(4.93)	(4.20)	(3.56)
Total distributions	(2.72)	(6.50) D	(.55)	(5.82)	(5.14)	(4.47)
Net asset value, end of period	$95.34	$85.17	$75.40	$69.86	$61.17	$58.44
Total Return E,F	15.69%	23.26%	8.75%	24.68%	15.54%	5.95%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.70% I	.80%	.81%	.78%	.83%	.81%
Expenses net of fee waivers, if any	.70 % I	.79%	.81%	.78%	.83%	.81%
Expenses net of all reductions	.70% I	.79%	.81%	.78%	.83%	.80%
Net investment income (loss)	.91% I	1.32%	.90%	1.16%	1.68%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$847,602	$599,894	$474,461	$245,931	$184,701	$219,539
Portfolio turnover rate J	46 % I	80%	48%	15%	18%	28%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2024

1. Organization.
Banking Portfolio, Brokerage and Investment Management Portfolio, Financials Portfolio, FinTech Portfolio and Insurance Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Brokerage and Investment Management Portfolio	$65,539

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred Trustee compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Banking Portfolio	323,357,736	126,153,176	(2,612,490)	123,540,686
Brokerage and Investment Management Portfolio	563,699,581	427,022,822	(8,234,547)	418,788,275
Financials Portfolio	594,854,916	228,473,988	(8,123,552)	220,350,436
FinTech Portfolio	69,676,561	37,558,940	(7,084,447)	30,474,493
Insurance Portfolio	585,830,669	260,050,948	(1,580,750)	258,470,198

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Brokerage and Investment Management Portfolio	(62,213,439)	(-)	(62,213,439)
FinTech Portfolio	(21,141,600)	(23,432,074)	(44,573,674)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Banking Portfolio	58,440,249	78,888,490
Brokerage and Investment Management Portfolio	92,624,605	105,269,471
Financials Portfolio	113,370,356	123,286,349
FinTech Portfolio	15,793,412	28,289,603
Insurance Portfolio	291,207,345	160,308,848

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Effective March 1, 2024, each Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean each "Fund" as each Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Banking Portfolio	.69
Brokerage and Investment Management Portfolio	.70
Financials Portfolio	.69
FinTech Portfolio	.72
Insurance Portfolio	.72

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Banking Portfolio	.67
Brokerage and Investment Management Portfolio	.67
Financials Portfolio	.67
FinTech Portfolio	.67
Insurance Portfolio	.67

Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Banking Portfolio	2,267
Brokerage and Investment Management Portfolio	2,075
Financials Portfolio	2,746
FinTech Portfolio	341
Insurance Portfolio	1,882

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Banking Portfolio	Borrower	6,202,800	5.58%	6,293
Brokerage and Investment Management Portfolio	Borrower	6,147,000	5.58%	953
Financials Portfolio	Borrower	5,543,000	5.57%	6,005

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Banking Portfolio	2,720,713	8,395,044	1,980,134
Brokerage and Investment Management Portfolio	6,225,781	5,101,852	1,023,740
Financials Portfolio	4,250,972	6,343,954	866,607
FinTech Portfolio	710,803	597,613	(8,129)
Insurance Portfolio	9,254,323	11,505,113	4,812,579
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Banking Portfolio	344
Brokerage and Investment Management Portfolio	737
Financials Portfolio	610
FinTech Portfolio	94
Insurance Portfolio	537
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Banking Portfolio	206	-	-
Brokerage and Investment Management Portfolio	1,593	1	-
Financials Portfolio	1,098	1	-
FinTech Portfolio	85	-	-
Insurance Portfolio	533	-	-
8. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Banking Portfolio	43,000	5.83%	132
Financials Portfolio	4,209,714	5.83%	4,772

9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Insurance Portfolio	356

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount ($)
Banking Portfolio	8,068
Brokerage and Investment Management Portfolio	16,637
Financials Portfolio	13,899
FinTech Portfolio	2,254
Insurance Portfolio	11,294

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	50,178,154,296.75	92.38
Withheld	4,136,551,415.53	7.62
TOTAL	54,314,705,712.27	100.00
Robert A. Lawrence
Affirmative	50,131,321,830.27	92.30
Withheld	4,183,383,882.00	7.70
TOTAL	54,314,705,712.27	100.00
Vijay C. Advani
Affirmative	50,021,870,319.77	92.10
Withheld	4,292,835,392.50	7.90
TOTAL	54,314,705,712.27	100.00
Thomas P. Bostick
Affirmative	50,057,248,681.17	92.16
Withheld	4,257,457,031.10	7.84
TOTAL	54,314,705,712.27	100.00
Donald F. Donahue
Affirmative	49,998,023,290.27	92.05
Withheld	4,316,682,422.00	7.95
TOTAL	54,314,705,712.27	100.00
Vicki L. Fuller
Affirmative	50,146,578,363.15	92.33
Withheld	4,168,127,349.12	7.67
TOTAL	54,314,705,712.27	100.00
Patricia L. Kampling
Affirmative	50,227,895,949.71	92.48
Withheld	4,086,809,762.56	7.52
TOTAL	54,314,705,712.27	100.00
Thomas A. Kennedy
Affirmative	50,080,160,698.34	92.20
Withheld	4,234,545,013.93	7.80
TOTAL	54,314,705,712.27	100.00
Oscar Munoz
Affirmative	49,879,616,445.58	91.83
Withheld	4,435,089,266.69	8.17
TOTAL	54,314,705,712.27	100.00
Karen B. Peetz
Affirmative	50,078,105,799.58	92.20
Withheld	4,236,599,912.69	7.80
TOTAL	54,314,705,712.27	100.00
David M. Thomas
Affirmative	50,013,939,190.36	92.08
Withheld	4,300,766,521.91	7.92
TOTAL	54,314,705,712.27	100.00
Susan Tomasky
Affirmative	50,109,134,188.50	92.26
Withheld	4,205,571,523.77	7.74
TOTAL	54,314,705,712.27	100.00
Michael E. Wiley
Affirmative	50,016,526,096.47	92.09
Withheld	4,298,179,615.80	7.91
TOTAL	54,314,705,712.27	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Banking Portfolio
Brokerage and Investment Management Portfolio
Fintech Portfolio
Financials Portfolio
Insurance Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under separate agreements.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect for each fund with each fund's management fee based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that, in exchange for the variable management fee, each fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of each fund's management fee and total expenses, the Board considered each fund's pro rata management fee rate as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.

Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the mapped group that have a similar sales load structure of each fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that each fund's management contract incorporates a variable management fee structure, which provides for breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including, but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2025.

1.813666.119
SELFIN-SANN-1024
Fidelity® Select Portfolios®
Information Technology Sector

Enterprise Technology Services Portfolio
Semiconductors Portfolio
Software and IT Services Portfolio
Tech Hardware Portfolio
Technology Portfolio

Semi-Annual Report
August 31, 2024

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Enterprise Technology Services Portfolio
Semiconductors Portfolio
Software and IT Services Portfolio
Tech Hardware Portfolio
Technology Portfolio
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Enterprise Technology Services Portfolio
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
Broadline Retail - 1.8%
Broadline Retail - 1.8%
Amazon.com, Inc. (a)	167,500	29,898,750
Financial Services - 59.5%
Transaction & Payment Processing Services - 59.5%
Block, Inc. Class A (a)	876,200	57,899,296
Corpay, Inc. (a)	170,200	53,706,610
Fidelity National Information Services, Inc.	757,000	62,414,650
Fiserv, Inc. (a)	480,717	83,933,188
Flywire Corp. (a)	20,681	374,533
MasterCard, Inc. Class A	720,000	348,004,800
Paymentus Holdings, Inc. Class A (a)	226,900	5,157,437
PayPal Holdings, Inc. (a)	465,440	33,711,819
The Western Union Co.	4,800	58,560
Visa, Inc. Class A (b)	1,327,048	366,756,256
		1,012,017,149
Interactive Media & Services - 1.6%
Interactive Media & Services - 1.6%
Meta Platforms, Inc. Class A	53,800	28,046,478
IT Services - 23.9%
Internet Services & Infrastructure - 3.0%
Cloudflare, Inc. Class A (a)	43,500	3,573,090
GoDaddy, Inc. Class A (a)	162,000	27,120,420
MongoDB, Inc. Class A (a)	23,700	6,891,723
Okta, Inc. Class A (a)	37,500	2,952,375
Snowflake, Inc. Class A (a)	99,800	11,400,154
		51,937,762
IT Consulting & Other Services - 20.9%
Accenture PLC Class A	368,480	126,001,736
Amdocs Ltd.	280,700	24,412,479
Cognizant Technology Solutions Corp. Class A	131,800	10,250,086
EPAM Systems, Inc. (a)	86,500	17,365,740
Gartner, Inc. (a)	124,000	61,003,040
Globant SA (a)(b)	104,500	21,134,080
IBM Corp.	317,000	64,075,210
Kyndryl Holdings, Inc. (a)	1,299,800	30,792,262
		355,034,633
TOTAL IT SERVICES		406,972,395
Professional Services - 8.2%
Data Processing & Outsourced Services - 4.4%
ExlService Holdings, Inc. (a)	810,793	29,626,376
Genpact Ltd.	695,341	27,278,227
Maximus, Inc.	206,412	19,043,571
		75,948,174
Human Resource & Employment Services - 3.8%
Automatic Data Processing, Inc.	227,475	62,762,627
Robert Half, Inc. (b)	25,700	1,610,619
		64,373,246
TOTAL PROFESSIONAL SERVICES		140,321,420
Software - 4.8%
Application Software - 3.3%
Intuit, Inc.	38,356	24,174,253
SAP SE sponsored ADR (b)	144,500	31,748,095
		55,922,348
Systems Software - 1.5%
Microsoft Corp.	62,400	26,029,536
TOTAL SOFTWARE		81,951,884
TOTAL COMMON STOCKS (Cost $822,111,239)		1,699,208,076

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d) (Cost $27,646,115)	27,643,350	27,646,115

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $849,757,354)	1,726,854,191
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(24,652,590)
NET ASSETS - 100.0%	1,702,201,601

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,207,948	178,766,140	180,974,326	101,361	238	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	447,422,090	301,984,958	721,760,933	94,101	-	-	27,646,115	0.1%
Total	449,630,038	480,751,098	902,735,259	195,462	238	-	27,646,115

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	1,699,208,076	1,699,208,076	-	-

Money Market Funds	27,646,115	27,646,115	-	-
Total Investments in Securities:	1,726,854,191	1,726,854,191	-	-
Enterprise Technology Services Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $27,278,211) - See accompanying schedule:
Unaffiliated issuers (cost $822,111,239)	$1,699,208,076
Fidelity Central Funds (cost $27,646,115)	27,646,115

Total Investment in Securities (cost $849,757,354)		$1,726,854,191
Receivable for investments sold		5,069,864
Receivable for fund shares sold		58,340
Dividends receivable		1,472,500
Distributions receivable from Fidelity Central Funds		26,407
Prepaid expenses		3,916
Other receivables		14,926
Total assets		1,733,500,144
Liabilities
Payable to custodian bank	$1,369,760
Payable for fund shares redeemed	1,347,547
Accrued management fee	890,533
Other payables and accrued expenses	60,678
Collateral on securities loaned	27,630,025
Total liabilities		31,298,543
Net Assets		$1,702,201,601
Net Assets consist of:
Paid in capital		$639,286,816
Total accumulated earnings (loss)		1,062,914,785
Net Assets		$1,702,201,601
Net Asset Value, offering price and redemption price per share ($1,702,201,601 ÷ 27,947,129 shares)		$60.91
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$6,360,877
Income from Fidelity Central Funds (including $94,101 from security lending)		195,462
Total income		6,556,339
Expenses
Management fee	$5,806,143
Custodian fees and expenses	22,333
Independent trustees' fees and expenses	3,999
Registration fees	18,495
Audit fees	24,542
Legal	464
Interest	32,524
Miscellaneous	40,031
Total expenses before reductions	5,948,531
Expense reductions	(42,136)
Total expenses after reductions		5,906,395
Net Investment income (loss)		649,944
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	186,237,095
Fidelity Central Funds	238
Foreign currency transactions	(2,868)
Total net realized gain (loss)		186,234,465
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(265,724,221)
Assets and liabilities in foreign currencies	(170)
Total change in net unrealized appreciation (depreciation)		(265,724,391)
Net gain (loss)		(79,489,926)
Net increase (decrease) in net assets resulting from operations		$(78,839,982)
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$649,944	$167,692
Net realized gain (loss)	186,234,465	210,708,471
Change in net unrealized appreciation (depreciation)	(265,724,391)	247,638,699
Net increase (decrease) in net assets resulting from operations	(78,839,982)	458,514,862
Distributions to shareholders	(113,002,039)	(74,933,727)

Share transactions
Proceeds from sales of shares	21,231,929	55,557,176
Reinvestment of distributions	105,691,558	69,939,298
Cost of shares redeemed	(304,176,274)	(524,249,094)

Net increase (decrease) in net assets resulting from share transactions	(177,252,787)	(398,752,620)
Total increase (decrease) in net assets	(369,094,808)	(15,171,485)

Net Assets
Beginning of period	2,071,296,409	2,086,467,894
End of period	$1,702,201,601	$2,071,296,409

Other Information
Shares
Sold	354,376	936,909
Issued in reinvestment of distributions	1,777,525	1,127,919
Redeemed	(5,165,439)	(8,907,818)
Net increase (decrease)	(3,033,538)	(6,842,990)

Financial Highlights
Enterprise Technology Services Portfolio

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$66.86	$55.16	$70.27	$93.94	$73.62	$64.96
Income from Investment Operations
Net investment income (loss) B,C	.02	- D	.02	(.27)	(.09)	.03
Net realized and unrealized gain (loss)	(2.22)	14.08	(7.56)	(10.44)	25.34	10.36
Total from investment operations	(2.20)	14.08	(7.54)	(10.71)	25.25	10.39
Distributions from net investment income	- D	- D	(.01)	-	(.01)	(.03)
Distributions from net realized gain	(3.75)	(2.37)	(7.55)	(12.96)	(4.93)	(1.70)
Total distributions	(3.75)	(2.38) E	(7.57) E	(12.96)	(4.93) E	(1.73)
Net asset value, end of period	$60.91	$66.86	$55.16	$70.27	$93.94	$73.62
Total Return F,G	(3.15) %	25.85%	(11.88)%	(13.31)%	34.67%	15.99%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.67% J,K	.73%	.73%	.70%	.72%	.73%
Expenses net of fee waivers, if any	.66 % J,K	.72%	.73%	.70%	.72%	.73%
Expenses net of all reductions	.66% J,K	.72%	.73%	.70%	.72%	.73%
Net investment income (loss)	.07% J,K	.01%	.03%	(.29)%	(.11)%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$1,702,202	$2,071,296	$2,086,468	$2,873,839	$4,135,311	$4,099,114
Portfolio turnover rate L	65 % J	35%	43%	41%	31%	24%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KProxy expenses are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Semiconductors Portfolio
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.9%
	Shares	Value ($)
Electronic Equipment, Instruments & Components - 0.0%
Electronic Equipment & Instruments - 0.0%
Aeva Technologies, Inc. (a)(b)	219,560	724,548
Semiconductors & Semiconductor Equipment - 94.2%
Semiconductor Materials & Equipment - 13.6%
ASML Holding NV (depository receipt)	1,072,462	969,366,228
Lam Research Corp.	1,003,923	824,230,822
Nova Ltd. (a)(b)	1,394,252	311,685,035
Teradyne, Inc.	4,220,622	577,085,646
		2,682,367,731
Semiconductors - 80.6%
Advanced Micro Devices, Inc. (a)	5,152,972	765,525,520
Allegro MicroSystems LLC (a)(b)	7,898,842	193,758,594
Alpha & Omega Semiconductor Ltd. (a)	513,296	21,460,906
Astera Labs, Inc. (b)	7,093,743	305,456,574
Broadcom, Inc.	5,977,470	973,251,665
GlobalFoundries, Inc. (a)(b)	20,369,680	950,856,662
Impinj, Inc. (a)(c)	1,959,592	329,407,415
Lattice Semiconductor Corp. (a)	1,124,882	53,274,412
MACOM Technology Solutions Holdings, Inc. (a)	2,378,064	259,755,931
Marvell Technology, Inc.	12,830,969	978,233,077
Micron Technology, Inc.	10,001,986	962,591,133
Monolithic Power Systems, Inc.	905,573	846,420,972
NVIDIA Corp.	40,965,580	4,890,061,281
NXP Semiconductors NV	4,849,714	1,243,272,681
ON Semiconductor Corp. (a)	18,168,593	1,414,788,337
Silicon Motion Tech Corp. sponsored ADR	1,220,400	77,580,828
Synaptics, Inc. (a)	1,259,328	102,534,486
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	8,796,137	1,510,296,723
Wolfspeed, Inc. (a)(b)	418,400	4,079,400
		15,882,606,597
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		18,564,974,328
Technology Hardware, Storage & Peripherals - 2.7%
Technology Hardware, Storage & Peripherals - 2.7%
Western Digital Corp. (a)	8,354,643	547,981,034
TOTAL COMMON STOCKS (Cost $10,524,811,533)		19,113,679,910

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
Electronic Equipment, Instruments & Components - 0.1%
Electronic Components - 0.1%
Frore Systems, Inc. Series C (d)(e)	1,078,255	17,500,079
Menlo Micro, Inc. Series C (a)(d)(e)	739,500	517,650
		18,017,729
Financial Services - 0.0%
Diversified Financial Services - 0.0%
Akeana Series C (d)(e)	85,500	1,102,095
Tenstorrent Holdings, Inc.:
Series C1 (d)(e)	17,041	1,266,317
Series D1 (d)(e)	32,400	2,556,360
Series D2 (d)(e)	8,522	647,928
		5,572,700
Metals & Mining - 0.0%
Precious Metals & Minerals - 0.0%
Diamond Foundry, Inc. Series C (a)(d)(e)	189,999	5,243,972
Semiconductors & Semiconductor Equipment - 0.1%
Semiconductor Materials & Equipment - 0.0%
Sima Technologies, Inc.:
Series B (a)(d)(e)	309,900	2,020,548
Series B1 (a)(d)(e)	163,147	1,235,023
		3,255,571
Semiconductors - 0.1%
Alif Semiconductor Series C (a)(d)(e)	444,283	8,285,878
Retym, Inc. Series C (a)(d)(e)	458,946	3,969,883
		12,255,761
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		15,511,332
Software - 0.0%
Application Software - 0.0%
Lyte AI, Inc. Series B (d)(e)	246,000	3,120,781
Technology Hardware, Storage & Peripherals - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter, Inc.:
Series C (a)(d)(e)	271,273	6,825,229
Series C2 (d)(e)	42,610	1,247,621
		8,072,850
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $52,202,463)		55,539,364

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
Semiconductors & Semiconductor Equipment - 0.0%
Semiconductor Materials & Equipment - 0.0%
Sima Technologies, Inc. 10% 12/31/27 (d)(e) (Cost $440,003)	440,003	450,368

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	10,109,418	10,111,440
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	378,603,250	378,641,110
TOTAL MONEY MARKET FUNDS (Cost $388,752,550)		388,752,550

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $10,966,206,549)	19,558,422,192
NET OTHER ASSETS (LIABILITIES) - 0.8%	153,011,834
NET ASSETS - 100.0%	19,711,434,026

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $55,989,732 or 0.3% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	1,091,048

Alif Semiconductor Series C	3/08/22	9,018,296

Diamond Foundry, Inc. Series C	3/15/21	4,559,976

Frore Systems, Inc. Series C	5/10/24	17,327,989

Lightmatter, Inc. Series C	5/19/23	4,464,286

Lightmatter, Inc. Series C2	12/18/23	1,107,937

Lyte AI, Inc. Series B	8/13/24	3,120,781

Menlo Micro, Inc. Series C	2/09/22	980,207

Retym, Inc. Series C	5/17/23 - 6/20/23	3,571,426

Sima Technologies, Inc. Series B	5/10/21	1,588,981

Sima Technologies, Inc. Series B1	4/25/22 - 10/17/22	1,156,859

Sima Technologies, Inc. 10% 12/31/27	4/08/24 - 7/05/24	440,003

Tenstorrent Holdings, Inc. Series C1	4/23/21	1,013,198

Tenstorrent Holdings, Inc. Series D1	7/16/24	2,553,977

Tenstorrent Holdings, Inc. Series D2	7/17/24	647,501

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	920,435,879	2,628,066,466	3,538,409,580	10,209,111	18,675	-	10,111,440	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	342,913,600	2,396,739,357	2,361,011,847	2,944,434	-	-	378,641,110	1.6%
Total	1,263,349,479	5,024,805,823	5,899,421,427	13,153,545	18,675	-	388,752,550

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Impinj, Inc.	206,118,673	9,350,786	-	-	-	113,937,956	329,407,415
Total	206,118,673	9,350,786	-	-	-	113,937,956	329,407,415

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	19,113,679,910	19,113,679,910	-	-

Convertible Preferred Stocks	55,539,364	-	-	55,539,364

Preferred Securities	450,368	-	-	450,368

Money Market Funds	388,752,550	388,752,550	-	-
Total Investments in Securities:	19,558,422,192	19,502,432,460	-	55,989,732
Semiconductors Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $361,502,457) - See accompanying schedule:
Unaffiliated issuers (cost $10,382,649,116)	$18,840,262,227
Fidelity Central Funds (cost $388,752,550)	388,752,550
Other affiliated issuers (cost $194,804,883)	329,407,415

Total Investment in Securities (cost $10,966,206,549)		$19,558,422,192
Cash		167
Receivable for investments sold		550,599,371
Receivable for fund shares sold		13,137,122
Dividends receivable		5,633
Distributions receivable from Fidelity Central Funds		1,221,374
Prepaid expenses		32,809
Other receivables		246,308
Total assets		20,123,664,976
Liabilities
Payable for investments purchased	$9,858,309
Payable for fund shares redeemed	13,615,538
Accrued management fee	9,650,683
Other payables and accrued expenses	465,310
Collateral on securities loaned	378,641,110
Total liabilities		412,230,950
Net Assets		$19,711,434,026
Net Assets consist of:
Paid in capital		$10,392,101,829
Total accumulated earnings (loss)		9,319,332,197
Net Assets		$19,711,434,026
Net Asset Value, offering price and redemption price per share ($19,711,434,026 ÷ 589,671,019 shares)		$33.43
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$35,613,099
Income from Fidelity Central Funds (including $2,944,434 from security lending)		13,153,545
Total income		48,766,644
Expenses
Management fee	$57,568,284
Custodian fees and expenses	39,130
Independent trustees' fees and expenses	35,995
Registration fees	351,113
Audit fees	28,817
Legal	5,631
Interest	46,222
Miscellaneous	213,468
Total expenses before reductions	58,288,660
Expense reductions	(301,154)
Total expenses after reductions		57,987,506
Net Investment income (loss)		(9,220,862)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	793,659,731
Fidelity Central Funds	18,675
Foreign currency transactions	(277)
Total net realized gain (loss)		793,678,129
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,324,602,791
Affiliated issuers	113,937,956
Assets and liabilities in foreign currencies	413
Total change in net unrealized appreciation (depreciation)		1,438,541,160
Net gain (loss)		2,232,219,289
Net increase (decrease) in net assets resulting from operations		$2,222,998,427
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(9,220,862)	$4,632,908
Net realized gain (loss)	793,678,129	1,588,066,751
Change in net unrealized appreciation (depreciation)	1,438,541,160	4,298,071,324
Net increase (decrease) in net assets resulting from operations	2,222,998,427	5,890,770,983
Distributions to shareholders	-	(818,861,039)

Share transactions
Proceeds from sales of shares	4,067,991,542	5,210,253,621
Reinvestment of distributions	-	757,212,266
Cost of shares redeemed	(2,305,772,848)	(3,077,611,474)

Net increase (decrease) in net assets resulting from share transactions	1,762,218,694	2,889,854,413
Total increase (decrease) in net assets	3,985,217,121	7,961,764,357

Net Assets
Beginning of period	15,726,216,905	7,764,452,548
End of period	$19,711,434,026	$15,726,216,905

Other Information
Shares
Sold	124,766,314	214,100,253
Issued in reinvestment of distributions	-	31,650,582
Redeemed	(71,884,438)	(127,112,760)
Net increase (decrease)	52,881,876	118,638,075

Financial Highlights
Semiconductors Portfolio

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$29.30	$18.57	$20.23	$17.59	$11.47	$9.41
Income from Investment Operations
Net investment income (loss) B,C	(.02)	.01	.03	.01	.07	.09
Net realized and unrealized gain (loss)	4.15	12.47	(.71)	4.30	7.37	2.39
Total from investment operations	4.13	12.48	(.68)	4.31	7.44	2.48
Distributions from net investment income	-	(.02)	(.03)	(.01)	(.08)	(.10)
Distributions from net realized gain	-	(1.72)	(.95)	(1.66)	(1.24)	(.33)
Total distributions	-	(1.75) D	(.98)	(1.67)	(1.32)	(.42) D
Net asset value, end of period	$33.43	$29.30	$18.57	$20.23	$17.59	$11.47
Total Return E,F	14.10%	69.34%	(2.91)%	24.57%	70.47%	26.01%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.63% I	.68%	.69%	.68%	.70%	.72%
Expenses net of fee waivers, if any	.63 % I	.67%	.69%	.67%	.70%	.72%
Expenses net of all reductions	.63% I	.67%	.69%	.67%	.69%	.71%
Net investment income (loss)	(.10)% I	.04%	.17%	.03%	.53%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$19,711,434	$15,726,217	$7,764,453	$8,426,923	$5,717,786	$3,778,557
Portfolio turnover rate J	42 % I	32% K	35%	33%	87%	114%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Software and IT Services Portfolio
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.3%
	Shares	Value ($)
Financial Services - 5.3%
Transaction & Payment Processing Services - 5.3%
Adyen BV (a)(b)	22,500	33,205,585
Block, Inc. Class A (a)	2,117,227	139,906,360
MasterCard, Inc. Class A	286,400	138,428,576
Toast, Inc. (a)	4,103,296	102,007,939
Visa, Inc. Class A	472,320	130,535,078
		544,083,538
Interactive Media & Services - 3.6%
Interactive Media & Services - 3.6%
Alphabet, Inc. Class A	1,423,000	232,489,740
Meta Platforms, Inc. Class A	136,300	71,054,553
Zoominfo Technologies, Inc. (a)	6,970,900	68,942,201
		372,486,494
IT Services - 15.5%
Internet Services & Infrastructure - 8.3%
Cloudflare, Inc. Class A (a)	1,743,349	143,198,687
MongoDB, Inc. Class A (a)	653,600	190,060,344
Okta, Inc. Class A (a)	1,861,691	146,570,932
Shopify, Inc. Class A (a)	760,700	56,345,049
Snowflake, Inc. Class A (a)	1,191,000	136,047,930
Twilio, Inc. Class A (a)	2,901,229	182,081,132
		854,304,074
IT Consulting & Other Services - 7.2%
Accenture PLC Class A	801,600	274,107,120
Capgemini SA	723,900	149,965,771
Cognizant Technology Solutions Corp. Class A	2,332,700	181,414,079
EPAM Systems, Inc. (a)	721,325	144,813,207
		750,300,177
TOTAL IT SERVICES		1,604,604,251
Professional Services - 1.1%
Data Processing & Outsourced Services - 0.2%
ExlService Holdings, Inc. (a)	509,341	18,611,320
Human Resource & Employment Services - 0.9%
Dayforce, Inc. (a)(c)	870,742	49,780,320
Paycom Software, Inc.	304,400	49,550,232
		99,330,552
TOTAL PROFESSIONAL SERVICES		117,941,872
Software - 71.8%
Application Software - 38.5%
Adobe, Inc. (a)	1,435,700	824,680,437
Amplitude, Inc. Class A, (a)	8,054,550	70,960,586
Atlassian Corp. PLC Class A, (a)	1,324,550	219,345,480
Autodesk, Inc. (a)	1,229,600	317,728,640
Bill Holdings, Inc. (a)	1,966,100	107,270,416
BlackLine, Inc. (a)	2,542,900	126,000,695
Confluent, Inc. Class A (a)	5,075,985	107,712,402
Constellation Software, Inc. warrants 3/31/40 (a)(d)	25,200	2
Datadog, Inc. Class A (a)	1,251,432	145,491,484
Dynatrace, Inc. (a)	841,807	42,612,270
Elastic NV (a)	1,175,034	89,525,840
Five9, Inc. (a)	3,301,455	106,471,924
HubSpot, Inc. (a)	385,600	192,441,392
Intuit, Inc.	308,958	194,723,869
PTC, Inc. (a)	417,489	74,768,105
RingCentral, Inc. Class A (a)	1,155,534	38,513,948
Salesforce, Inc.	2,993,084	756,950,944
Unity Software, Inc. (a)(c)	5,256,585	86,050,296
Workday, Inc. Class A (a)	1,146,300	301,694,697
Workiva, Inc. Class A (a)	1,846,842	144,367,639
Zoom Video Communications, Inc. Class A (a)	515,600	35,617,648
		3,982,928,714
Systems Software - 33.3%
Crowdstrike Holdings, Inc. Class A (a)	245,186	67,985,174
Gen Digital, Inc.	4,074,018	107,798,516
Microsoft Corp.	6,181,002	2,578,343,176
Oracle Corp.	1,754,227	247,854,733
Palo Alto Networks, Inc. (a)	804,200	291,699,424
Tenable Holdings, Inc. (a)	3,671,828	151,573,060
		3,445,254,083
TOTAL SOFTWARE		7,428,182,797
TOTAL COMMON STOCKS (Cost $4,987,088,940)		10,067,298,952

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	248,793,022	248,842,781
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	95,988,976	95,998,575
TOTAL MONEY MARKET FUNDS (Cost $344,841,356)		344,841,356

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $5,331,930,296)	10,412,140,308
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(64,998,874)
NET ASSETS - 100.0%	10,347,141,434

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,205,585 or 0.3% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	480,172,960	680,962,163	912,297,392	5,686,569	5,050	-	248,842,781	0.6%
Fidelity Securities Lending Cash Central Fund 5.39%	143,218,575	508,504,629	555,724,629	28,739	-	-	95,998,575	0.4%
Total	623,391,535	1,189,466,792	1,468,022,021	5,715,308	5,050	-	344,841,356

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Everbridge, Inc.	58,877,929	-	-	-	(8,608,927)	22,625,498	-
Total	58,877,929	-	-	-	(8,608,927)	22,625,498	-

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	10,067,298,952	9,884,127,594	183,171,356	2

Money Market Funds	344,841,356	344,841,356	-	-
Total Investments in Securities:	10,412,140,308	10,228,968,950	183,171,356	2
Software and IT Services Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $91,876,175) - See accompanying schedule:
Unaffiliated issuers (cost $4,987,088,940)	$10,067,298,952
Fidelity Central Funds (cost $344,841,356)	344,841,356

Total Investment in Securities (cost $5,331,930,296)		$10,412,140,308
Receivable for investments sold		43,128,744
Receivable for fund shares sold		911,984
Dividends receivable		6,009,827
Distributions receivable from Fidelity Central Funds		660,708
Prepaid expenses		19,386
Other receivables		530,219
Total assets		10,463,401,176
Liabilities
Payable for investments purchased	$5,199,146
Payable for fund shares redeemed	9,228,841
Accrued management fee	5,231,862
Other payables and accrued expenses	601,318
Collateral on securities loaned	95,998,575
Total liabilities		116,259,742
Net Assets		$10,347,141,434
Net Assets consist of:
Paid in capital		$4,373,660,334
Total accumulated earnings (loss)		5,973,481,100
Net Assets		$10,347,141,434
Net Asset Value, offering price and redemption price per share ($10,347,141,434 ÷ 384,167,925 shares)		$26.93
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$24,489,001
Interest		29,510
Income from Fidelity Central Funds (including $28,739 from security lending)		5,715,308
Total income		30,233,819
Expenses
Management fee	$34,535,474
Custodian fees and expenses	33,464
Independent trustees' fees and expenses	24,436
Registration fees	49,752
Audit fees	33,901
Legal	3,591
Miscellaneous	151,524
Total expenses before reductions	34,832,142
Expense reductions	(253,533)
Total expenses after reductions		34,578,609
Net Investment income (loss)		(4,344,790)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	912,819,456
Fidelity Central Funds	5,050
Other affiliated issuers	(8,608,927)
Foreign currency transactions	14,433
Total net realized gain (loss)		904,230,012
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,654,003,670)
Affiliated issuers	22,625,498
Assets and liabilities in foreign currencies	5,361
Total change in net unrealized appreciation (depreciation)		(1,631,372,811)
Net gain (loss)		(727,142,799)
Net increase (decrease) in net assets resulting from operations		$(731,487,589)
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(4,344,790)	$(1,675,616)
Net realized gain (loss)	904,230,012	1,115,912,605
Change in net unrealized appreciation (depreciation)	(1,631,372,811)	3,065,925,447
Net increase (decrease) in net assets resulting from operations	(731,487,589)	4,180,162,436
Distributions to shareholders	(218,066,123)	(853,130,530)

Share transactions
Proceeds from sales of shares	276,498,229	1,044,476,423
Reinvestment of distributions	202,703,558	789,532,155
Cost of shares redeemed	(1,577,520,977)	(1,441,065,490)

Net increase (decrease) in net assets resulting from share transactions	(1,098,319,190)	392,943,088
Total increase (decrease) in net assets	(2,047,872,902)	3,719,974,994

Net Assets
Beginning of period	12,395,014,336	8,675,039,342
End of period	$10,347,141,434	$12,395,014,336

Other Information
Shares
Sold	10,120,241	39,764,499
Issued in reinvestment of distributions	7,363,007	28,583,318
Redeemed	(58,314,152)	(56,149,399)
Net increase (decrease)	(40,830,904)	12,198,418

Financial Highlights
Software and IT Services Portfolio

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$29.16	$21.02	$26.33	$27.31	$19.90	$18.71
Income from Investment Operations
Net investment income (loss) B,C	(.01)	- D	- D	(.05)	(.03)	.19 E
Net realized and unrealized gain (loss)	(1.70)	10.28	(3.53)	1.03	8.82	3.52
Total from investment operations	(1.71)	10.28	(3.53)	.98	8.79	3.71
Distributions from net investment income	-	-	-	-	(.15)	(.05)
Distributions from net realized gain	(.52)	(2.14)	(1.78)	(1.96)	(1.23)	(2.47)
Total distributions	(.52)	(2.14)	(1.78)	(1.96)	(1.38)	(2.52)
Net asset value, end of period	$26.93	$29.16	$21.02	$26.33	$27.31	$19.90
Total Return F,G	(5.89) %	49.47%	(13.67)%	2.98%	45.80%	21.33%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.63% J	.68%	.69%	.67%	.70%	.70%
Expenses net of fee waivers, if any	.62 % J	.67%	.69%	.67%	.70%	.70%
Expenses net of all reductions	.62% J	.67%	.69%	.67%	.69%	.70%
Net investment income (loss)	(.08)% J	(.02)%	(.01)%	(.17)%	(.11)%	.98% E
Supplemental Data
Net assets, end of period (000 omitted)	$10,347,141	$12,395,014	$8,675,039	$11,268,291	$11,894,544	$8,031,911
Portfolio turnover rate K	14 % J	31%	4%	10%	22%	23%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .22%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Tech Hardware Portfolio
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
Communications Equipment - 28.6%
Communications Equipment - 28.6%
Arista Networks, Inc. (a)	193,584	68,408,714
Ciena Corp. (a)	395,606	22,806,686
Cisco Systems, Inc.	2,597,652	131,285,330
Motorola Solutions, Inc.	157,527	69,633,235
		292,133,965
Electronic Equipment, Instruments & Components - 7.4%
Electronic Components - 0.5%
Kyocera Corp.	400,909	4,966,296
Electronic Manufacturing Services - 0.6%
Jabil, Inc.	62,621	6,843,223
Technology Distributors - 6.3%
CDW Corp.	203,573	45,934,212
Insight Enterprises, Inc. (a)	83,957	18,224,546
		64,158,758
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		75,968,277
Entertainment - 4.9%
Interactive Home Entertainment - 4.9%
Nintendo Co. Ltd.	924,087	50,255,760
Household Durables - 4.6%
Consumer Electronics - 4.6%
Sony Group Corp.	485,430	47,278,050
Interactive Media & Services - 1.2%
Interactive Media & Services - 1.2%
Meta Platforms, Inc. Class A	23,237	12,113,680
Semiconductors & Semiconductor Equipment - 4.5%
Semiconductors - 4.5%
Marvell Technology, Inc.	97,238	7,413,425
Renesas Electronics Corp.	856,830	14,916,965
Taiwan Semiconductor Manufacturing Co. Ltd.	791,333	23,410,147
		45,740,537
Software - 7.9%
Systems Software - 7.9%
Microsoft Corp.	80,517	33,586,861
Palo Alto Networks, Inc. (a)	131,220	47,596,118
		81,182,979
Technology Hardware, Storage & Peripherals - 38.6%
Technology Hardware, Storage & Peripherals - 38.6%
Apple, Inc.	493,518	113,015,622
Dell Technologies, Inc. Class C	341,674	39,477,014
FUJIFILM Holdings Corp.	1,522,227	41,053,831
HP, Inc.	143,950	5,208,111
Pure Storage, Inc. Class A (a)	446,297	22,890,573
Samsung Electronics Co. Ltd.	2,201,287	122,287,322
Seagate Technology Holdings PLC	275,558	27,431,799
Super Micro Computer, Inc. (a)(b)	4,535	1,984,970
Wiwynn Corp.	174,700	10,415,546
Xiaomi Corp. Class B (a)(c)	4,364,746	10,760,922
		394,525,710
TOTAL COMMON STOCKS (Cost $613,931,165)		999,198,958

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
Electronic Equipment, Instruments & Components - 0.1%
Technology Distributors - 0.1%
VAST Data Ltd.:
Series A (d)(e)	5,512	100,098
Series A1 (d)(e)	13,567	246,377
Series A2 (d)(e)	15,607	283,423
Series B (d)(e)	12,418	225,511
Series C (d)(e)	362	6,574
Series E (d)(e)	11,867	215,505
(Cost $783,200)		1,077,488

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	10,133,720	10,135,747
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	2,060,794	2,061,000
TOTAL MONEY MARKET FUNDS (Cost $12,196,747)		12,196,747

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $626,911,112)	1,012,473,193
NET OTHER ASSETS (LIABILITIES) - 1.0%	10,378,252
NET ASSETS - 100.0%	1,022,851,445

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,760,922 or 1.1% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,077,488 or 0.1% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
VAST Data Ltd. Series A	11/28/23	60,632

VAST Data Ltd. Series A1	11/28/23	149,237

VAST Data Ltd. Series A2	11/28/23	171,677

VAST Data Ltd. Series B	11/28/23	136,598

VAST Data Ltd. Series C	11/28/23	3,982

VAST Data Ltd. Series E	11/28/23	261,074

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,916,079	86,026,513	77,808,498	227,981	1,653	-	10,135,747	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	3,339,525	125,400,727	126,679,252	3,012	-	-	2,061,000	0.0%
Total	5,255,604	211,427,240	204,487,750	230,993	1,653	-	12,196,747

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	999,198,958	796,141,441	203,057,517	-

Convertible Preferred Stocks	1,077,488	-	-	1,077,488

Money Market Funds	12,196,747	12,196,747	-	-
Total Investments in Securities:	1,012,473,193	808,338,188	203,057,517	1,077,488
Tech Hardware Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,969,650) - See accompanying schedule:
Unaffiliated issuers (cost $614,714,365)	$1,000,276,446
Fidelity Central Funds (cost $12,196,747)	12,196,747

Total Investment in Securities (cost $626,911,112)		$1,012,473,193
Foreign currency held at value (cost $8)		8
Receivable for investments sold		30,722,991
Receivable for fund shares sold		83,900
Dividends receivable		550,798
Distributions receivable from Fidelity Central Funds		37,998
Prepaid expenses		1,828
Other receivables		179,711
Total assets		1,044,050,427
Liabilities
Payable for investments purchased	$18,218,339
Payable for fund shares redeemed	238,264
Accrued management fee	551,148
Other payables and accrued expenses	130,231
Collateral on securities loaned	2,061,000
Total liabilities		21,198,982
Net Assets		$1,022,851,445
Net Assets consist of:
Paid in capital		$563,659,948
Total accumulated earnings (loss)		459,191,497
Net Assets		$1,022,851,445
Net Asset Value, offering price and redemption price per share ($1,022,851,445 ÷ 9,115,711 shares)		$112.21
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$5,622,453
Income from Fidelity Central Funds (including $3,012 from security lending)		230,993
Total income		5,853,446
Expenses
Management fee	$3,269,334
Custodian fees and expenses	28,663
Independent trustees' fees and expenses	2,006
Registration fees	27,137
Audit fees	20,911
Legal	1,752
Interest	5,820
Miscellaneous	15,552
Total expenses before reductions	3,371,175
Expense reductions	(18,880)
Total expenses after reductions		3,352,295
Net Investment income (loss)		2,501,151
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	73,319,697
Fidelity Central Funds	1,653
Foreign currency transactions	(193,930)
Total net realized gain (loss)		73,127,420
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	43,923,405
Assets and liabilities in foreign currencies	(3,225)
Total change in net unrealized appreciation (depreciation)		43,920,180
Net gain (loss)		117,047,600
Net increase (decrease) in net assets resulting from operations		$119,548,751
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,501,151	$4,730,408
Net realized gain (loss)	73,127,420	39,335,215
Change in net unrealized appreciation (depreciation)	43,920,180	180,630,046
Net increase (decrease) in net assets resulting from operations	119,548,751	224,695,669
Distributions to shareholders	(5,547,194)	(4,572,286)

Share transactions
Proceeds from sales of shares	35,121,585	107,160,534
Reinvestment of distributions	5,170,110	4,269,833
Cost of shares redeemed	(58,660,337)	(121,290,777)

Net increase (decrease) in net assets resulting from share transactions	(18,368,642)	(9,860,410)
Total increase (decrease) in net assets	95,632,915	210,262,973

Net Assets
Beginning of period	927,218,530	716,955,557
End of period	$1,022,851,445	$927,218,530

Other Information
Shares
Sold	326,985	1,233,562
Issued in reinvestment of distributions	51,164	45,717
Redeemed	(557,689)	(1,366,781)
Net increase (decrease)	(179,540)	(87,502)

Financial Highlights
Tech Hardware Portfolio

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$99.75	$76.41	$101.48	$114.74	$78.64	$75.84
Income from Investment Operations
Net investment income (loss) B,C	.27	.50	.57	.42	.93 D	1.51 E
Net realized and unrealized gain (loss)	12.79	23.33	(13.00)	5.73	44.83	11.48
Total from investment operations	13.06	23.83	(12.43)	6.15	45.76	12.99
Distributions from net investment income	(.01)	(.49)	(.51)	(.73) F	(1.61)	(.77)
Distributions from net realized gain	(.59)	-	(12.13)	(18.68) F	(8.05)	(9.42)
Total distributions	(.60)	(.49)	(12.64)	(19.41)	(9.66)	(10.19)
Net asset value, end of period	$112.21	$99.75	$76.41	$101.48	$114.74	$78.64
Total Return G,H	13.16%	31.23%	(13.62)%	4.72%	62.60%	17.80%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.69% K	.73%	.73%	.72% L	.74%	.76%
Expenses net of fee waivers, if any	.69 % K	.72%	.73%	.72% L	.74%	.76%
Expenses net of all reductions	.69% K	.72%	.73%	.72% L	.73%	.75%
Net investment income (loss)	.51% K	.57%	.74%	.38% L	1.04% D	1.95% E
Supplemental Data
Net assets, end of period (000 omitted)	$1,022,851	$927,219	$716,956	$913,649	$770,776	$533,793
Portfolio turnover rate M	47 % K	39%	30%	99% N	78%	116%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.44 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .55%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.78 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .94%.
FThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LProxy expenses are not annualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
NThe portfolio turnover rate does not include the assets acquired in the merger.
Technology Portfolio
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 94.8%
	Shares	Value ($)
Aerospace & Defense - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems warrants 12/14/30 (a)(b)(c)	19,797	133,630
Air Freight & Logistics - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Private Ltd. (a)	579,000	2,895,863
Broadline Retail - 1.6%
Broadline Retail - 1.6%
Amazon.com, Inc. (a)	1,392,000	248,472,000
Chemicals - 0.0%
Commodity Chemicals - 0.0%
LG Chemical Ltd.	24,257	5,830,879
Communications Equipment - 2.3%
Communications Equipment - 2.3%
Cisco Systems, Inc.	7,203,173	364,048,363
Electrical Equipment - 0.0%
Electrical Components & Equipment - 0.0%
ESS Tech, Inc. Class A (a)	52,485	393,113
Electronic Equipment, Instruments & Components - 0.6%
Electronic Components - 0.6%
Amphenol Corp. Class A	1,357,176	91,541,521
Entertainment - 0.6%
Movies & Entertainment - 0.6%
Netflix, Inc. (a)	127,730	89,583,436
Food Products - 0.0%
Agricultural Products & Services - 0.0%
Local Bounti Corp. (a)	118,993	312,952
Ground Transportation - 2.3%
Passenger Ground Transportation - 2.3%
Lyft, Inc. (a)	1,718,528	20,055,222
Uber Technologies, Inc. (a)	4,606,538	336,876,124
		356,931,346
Hotels, Restaurants & Leisure - 0.3%
Hotels, Resorts & Cruise Lines - 0.2%
Airbnb, Inc. Class A (a)	301,509	35,370,021
Restaurants - 0.1%
Deliveroo PLC Class A (a)(d)	6,252,898	12,531,407
TOTAL HOTELS, RESTAURANTS & LEISURE		47,901,428
Interactive Media & Services - 0.2%
Interactive Media & Services - 0.2%
Epic Games, Inc. (a)(b)(c)	17,917	10,750,200
Reddit, Inc.:
Class A	38,400	2,305,152
Class B (a)	265,261	15,923,618
		28,978,970
IT Services - 4.0%
Internet Services & Infrastructure - 4.0%
Okta, Inc. Class A (a)	5,104,947	401,912,477
Shopify, Inc. Class A (a)(e)	2,860,300	211,862,421
Snowflake, Inc. Class A (a)	111,800	12,770,914
		626,545,812
IT Consulting & Other Services - 0.0%
Thoughtworks Holding, Inc. (a)(e)	1,329,904	5,785,082
TOTAL IT SERVICES		632,330,894
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics, Inc. (a)(c)	1,015,442	0
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co. Ltd. (a)(c)	1,015,442	528,873
Semiconductors & Semiconductor Equipment - 41.9%
Semiconductor Materials & Equipment - 2.6%
ASML Holding NV (Netherlands)	202,950	183,027,222
Teradyne, Inc.	1,662,328	227,290,107
		410,317,329
Semiconductors - 39.3%
Astera Labs, Inc.	1,330,859	57,306,789
GlobalFoundries, Inc. (a)	8,835,349	412,434,091
Marvell Technology, Inc.	8,978,360	684,510,166
Micron Technology, Inc.	2,422,923	233,182,110
NVIDIA Corp.	27,050,740	3,229,046,835
NXP Semiconductors NV	2,428,022	622,447,720
ON Semiconductor Corp. (a)	8,693,538	676,965,804
Renesas Electronics Corp.	1	17
Taiwan Semiconductor Manufacturing Co. Ltd.	10,628,488	314,424,475
Xsight Labs Ltd. warrants 1/11/34 (a)(b)(c)	71,863	148,756
		6,230,466,763
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		6,640,784,092
Software - 20.6%
Application Software - 5.9%
Algolia, Inc. (a)(b)(c)	153,503	2,670,952
CCC Intelligent Solutions Holdings, Inc. (a)(b)	102,045	1,100,045
Convoy, Inc. warrants (a)(b)(c)	13,357	0
CoreWeave, Inc. Class A (c)	57,100	43,411,988
Datadog, Inc. Class A (a)	1,835,947	213,447,198
HubSpot, Inc. (a)	222,876	111,230,725
Manhattan Associates, Inc. (a)	320,357	84,712,002
Nutanix, Inc. Class A (a)	72,872	4,604,782
Palantir Technologies, Inc. Class A (a)	1,160,000	36,516,800
Salesforce, Inc.	1,744,852	441,273,071
Stripe, Inc. Class B (a)(b)(c)	38,600	1,061,886
Urgent.ly, Inc. (e)	36,161	33,977
		940,063,426
Systems Software - 14.7%
Microsoft Corp.	4,016,986	1,675,645,540
ServiceNow, Inc. (a)	756,600	646,893,000
		2,322,538,540
TOTAL SOFTWARE		3,262,601,966
Specialty Retail - 0.0%
Automotive Retail - 0.0%
Cazoo Group Ltd. (a)(b)	72	1
Cazoo Group Ltd.:
warrants (a)	78	0
warrants (a)	86	0
warrants (a)	95	0
		1
Technology Hardware, Storage & Peripherals - 20.4%
Technology Hardware, Storage & Peripherals - 20.4%
Apple, Inc.	12,952,950	2,966,225,550
Seagate Technology Holdings PLC	831,094	82,735,408
Western Digital Corp. (a)	2,833,238	185,832,080
		3,234,793,038
TOTAL COMMON STOCKS (Cost $7,706,902,521)		15,008,062,365

Preferred Stocks - 0.9%
	Shares	Value ($)
Convertible Preferred Stocks - 0.9%
Aerospace & Defense - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(a)(b)(c)	98,000	2,106,020
Series B2(a)(b)(c)	74,989	1,973,710
Series C1(b)(c)	26,396	434,214
		4,513,944
Communications Equipment - 0.1%
Communications Equipment - 0.1%
Astranis Space Technologies Corp. Series C (a)(b)(c)	605,440	7,773,850
Construction & Engineering - 0.1%
Construction & Engineering - 0.1%
Beta Technologies, Inc. Series A (a)(b)(c)	72,591	7,994,447
Electronic Equipment, Instruments & Components - 0.1%
Technology Distributors - 0.1%
VAST Data Ltd.:
Series A(b)(c)	74,785	1,358,096
Series A1(b)(c)	184,071	3,342,729
Series A2(b)(c)	211,741	3,845,217
Series B(b)(c)	168,485	3,059,688
Series C(b)(c)	4,912	89,202
Series E(b)(c)	160,999	2,923,742
		14,618,674
Financial Services - 0.0%
Diversified Financial Services - 0.0%
Akeana Series C (b)(c)	88,100	1,135,609
Tenstorrent Holdings, Inc. Series D1 (b)(c)	24,800	1,956,720
		3,092,329
Hotels, Restaurants & Leisure - 0.0%
Casinos & Gaming - 0.0%
Discord, Inc. Series I (a)(b)(c)	1,300	345,033
Interactive Media & Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	70,707	15,676,449
IT Services - 0.0%
Internet Services & Infrastructure - 0.0%
Gupshup, Inc. (a)(b)(c)	257,284	2,199,778
Semiconductors & Semiconductor Equipment - 0.0%
Semiconductors - 0.0%
Retym, Inc. Series C (a)(b)(c)	324,475	2,806,709
Xsight Labs Ltd.:
Series D(a)(b)(c)	281,500	1,570,770
Series D1(b)(c)	239,542	1,906,754
		6,284,233
Software - 0.5%
Application Software - 0.5%
Algolia, Inc. Series D (a)(b)(c)	109,867	1,911,686
Anthropic PBC:
Series B(b)(c)	468,400	14,052,000
Series D(b)(c)	477,478	14,324,340
Bolt Technology OU Series E (a)(b)(c)	40,842	6,320,996
Convoy, Inc. Series D (a)(b)(c)	203,844	2
CoreWeave, Inc. Series C (b)(c)	3,663	2,942,341
Databricks, Inc.:
Series G(a)(b)(c)	45,012	3,353,844
Series H(a)(b)(c)	174,018	12,966,081
Series I(b)(c)	2,969	221,220
Skyryse, Inc. Series B (a)(b)(c)	121,800	2,591,904
Stripe, Inc.:
Series H(a)(b)(c)	17,100	470,421
Series I(a)(b)(c)	487,275	13,404,935
		72,559,770
Technology Hardware, Storage & Peripherals - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc.:
Series C(a)(b)(c)	191,790	4,825,436
Series C2(b)(c)	30,125	882,060
		5,707,496
TOTAL CONVERTIBLE PREFERRED STOCKS		140,766,003
Nonconvertible Preferred Stocks - 0.0%
Professional Services - 0.0%
Data Processing & Outsourced Services - 0.0%
Checkr, Inc. Series E (a)(c)	711,000	5,126,310
TOTAL PREFERRED STOCKS (Cost $157,996,522)		145,892,313

Convertible Bonds - 0.0%
	Principal Amount (f)	Value ($)
Software - 0.0%
Application Software - 0.0%
Convoy, Inc. 15% 9/30/26 (b)(c) (Cost $88,955)	88,955	0

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	231,501,423	231,547,723
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	17,782,419	17,784,197
TOTAL MONEY MARKET FUNDS (Cost $249,331,920)		249,331,920

TOTAL INVESTMENT IN SECURITIES - 97.3% (Cost $8,114,319,918)	15,403,286,598
NET OTHER ASSETS (LIABILITIES) - 2.7%	430,301,052
NET ASSETS - 100.0%	15,833,587,650

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $156,631,473 or 1.0% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,531,407 or 0.1% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems warrants 12/14/30	12/14/23	0

ABL Space Systems Series B	3/24/21	4,413,489

ABL Space Systems Series B2	10/22/21	5,098,960

ABL Space Systems Series C1	12/14/23	863,181

Akeana Series C	1/23/24	1,124,226

Algolia, Inc.	10/27/21	4,489,203

Algolia, Inc. Series D	7/23/21	3,213,066

Anthropic PBC Series B	3/22/24	14,616,272

Anthropic PBC Series D	5/31/24	14,326,489

Astranis Space Technologies Corp. Series C	3/19/21	13,271,808

Beta Technologies, Inc. Series A	4/09/21	5,318,743

Bolt Technology OU Series E	1/03/22	10,610,609

ByteDance Ltd. Series E1	11/18/20	7,747,662

Cazoo Group Ltd.	3/28/21	1,164,734

CCC Intelligent Solutions Holdings, Inc.	2/02/21	1,020,450

Convoy, Inc. Series D	10/30/19	2,760,048

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	88,955

CoreWeave, Inc. Series C	5/17/24	2,853,660

Databricks, Inc. Series G	2/01/21	2,661,228

Databricks, Inc. Series H	8/31/21	12,787,562

Databricks, Inc. Series I	9/14/23	218,222

Discord, Inc. Series I	9/15/21	715,812

Epic Games, Inc.	3/29/21	15,856,545

Gupshup, Inc.	6/08/21	5,882,850

Lightmatter, Inc. Series C	5/19/23	3,156,250

Lightmatter, Inc. Series C2	12/18/23	783,304

Retym, Inc. Series C	5/17/23 - 6/20/23	2,525,000

Skyryse, Inc. Series B	10/21/21	3,006,020

Stripe, Inc. Class B	5/18/21	1,548,955

Stripe, Inc. Series H	3/15/21	686,138

Stripe, Inc. Series I	3/20/23 - 5/12/23	9,810,863

Tenstorrent Holdings, Inc. Series D1	7/16/24	1,954,896

VAST Data Ltd. Series A	11/28/23	822,635

VAST Data Ltd. Series A1	11/28/23	2,024,781

VAST Data Ltd. Series A2	11/28/23	2,329,151

VAST Data Ltd. Series B	11/28/23	1,853,335

VAST Data Ltd. Series C	11/28/23	54,032

VAST Data Ltd. Series E	11/28/23	3,541,978

Xsight Labs Ltd. warrants 1/11/34	1/11/24	0

Xsight Labs Ltd. Series D	2/16/21	2,250,874

Xsight Labs Ltd. Series D1	1/11/24	1,915,378

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	508,046,789	1,984,736,380	2,261,270,330	6,714,510	34,884	-	231,547,723	0.5%
Fidelity Securities Lending Cash Central Fund 5.39%	107,697,992	420,702,189	510,615,984	69,645	-	-	17,784,197	0.1%
Total	615,744,781	2,405,438,569	2,771,886,314	6,784,155	34,884	-	249,331,920

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	15,008,062,365	14,451,904,366	497,451,714	58,706,285

Preferred Stocks	145,892,313	-	-	145,892,313

Convertible Bonds	-	-	-	-

Money Market Funds	249,331,920	249,331,920	-	-
Total Investments in Securities:	15,403,286,598	14,701,236,286	497,451,714	204,598,598
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$187,908,807
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	17,870,019
Cost of Purchases	33,751,317
Proceeds of Sales	(34,931,545)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$204,598,598
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2024	$22,905,730

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Technology Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,564,196) - See accompanying schedule:
Unaffiliated issuers (cost $7,864,987,998)	$15,153,954,678
Fidelity Central Funds (cost $249,331,920)	249,331,920

Total Investment in Securities (cost $8,114,319,918)		$15,403,286,598
Cash		6
Foreign currency held at value (cost $88,892)		90,125
Receivable for investments sold		517,800,281
Receivable for fund shares sold		5,714,930
Dividends receivable		3,495,440
Interest receivable		19,199
Distributions receivable from Fidelity Central Funds		1,428,791
Prepaid expenses		28,249
Other receivables		426,403
Total assets		15,932,290,022
Liabilities
Payable for investments purchased	$59,827,743
Payable for fund shares redeemed	12,500,787
Accrued management fee	7,888,041
Other payables and accrued expenses	716,796
Collateral on securities loaned	17,769,005
Total liabilities		98,702,372
Net Assets		$15,833,587,650
Net Assets consist of:
Paid in capital		$8,076,740,207
Total accumulated earnings (loss)		7,756,847,443
Net Assets		$15,833,587,650
Net Asset Value, offering price and redemption price per share ($15,833,587,650 ÷ 449,272,273 shares)		$35.24
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$32,056,820
Interest		139,235
Income from Fidelity Central Funds (including $69,645 from security lending)		6,784,155
Total income		38,980,210
Expenses
Management fee	$46,914,644
Custodian fees and expenses	90,779
Independent trustees' fees and expenses	30,693
Registration fees	147,537
Audit fees	36,696
Legal	4,212
Interest	1,861
Miscellaneous	188,170
Total expenses before reductions	47,414,592
Expense reductions	(282,741)
Total expenses after reductions		47,131,851
Net Investment income (loss)		(8,151,641)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	593,707,629
Fidelity Central Funds	34,884
Foreign currency transactions	(12,678)
Total net realized gain (loss)		593,729,835
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $32,572)	970,640,328
Assets and liabilities in foreign currencies	5,868
Total change in net unrealized appreciation (depreciation)		970,646,196
Net gain (loss)		1,564,376,031
Net increase (decrease) in net assets resulting from operations		$1,556,224,390
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(8,151,641)	$(1,129,693)
Net realized gain (loss)	593,729,835	580,108,027
Change in net unrealized appreciation (depreciation)	970,646,196	4,313,247,992
Net increase (decrease) in net assets resulting from operations	1,556,224,390	4,892,226,326
Distributions to shareholders	-	(1,273,314)

Share transactions
Proceeds from sales of shares	1,431,530,922	2,741,241,000
Reinvestment of distributions	-	1,184,140
Cost of shares redeemed	(1,464,181,317)	(1,959,510,832)

Net increase (decrease) in net assets resulting from share transactions	(32,650,395)	782,914,308
Total increase (decrease) in net assets	1,523,573,995	5,673,867,320

Net Assets
Beginning of period	14,310,013,655	8,636,146,335
End of period	$15,833,587,650	$14,310,013,655

Other Information
Shares
Sold	42,512,805	104,004,472
Issued in reinvestment of distributions	-	54,192
Redeemed	(44,033,425)	(75,265,716)
Net increase (decrease)	(1,520,620)	28,792,948

Financial Highlights
Technology Portfolio

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$31.74	$20.46	$24.92	$27.53	$19.65	$15.45
Income from Investment Operations
Net investment income (loss) B,C	(.02)	- D	.01	(.06)	(.03)	.05
Net realized and unrealized gain (loss)	3.52	11.28	(3.76)	.83	12.98	4.52
Total from investment operations	3.50	11.28	(3.75)	.77	12.95	4.57
Distributions from net investment income	-	- D	-	-	(.03)	(.05)
Distributions from net realized gain	-	-	(.71)	(3.38)	(5.04)	(.32)
Total distributions	-	- D	(.71)	(3.38)	(5.07)	(.37)
Net asset value, end of period	$35.24	$31.74	$20.46	$24.92	$27.53	$19.65
Total Return E,F	11.03%	55.15%	(15.43)%	1.91%	69.87%	29.57%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.63% I	.68%	.70%	.67%	.69%	.71%
Expenses net of fee waivers, if any	.62 % I	.68%	.69%	.67%	.69%	.71%
Expenses net of all reductions	.62% I	.68%	.69%	.67%	.68%	.71%
Net investment income (loss)	(.11)% I	(.01)%	.02%	(.23)%	(.13)%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$15,833,588	$14,310,014	$8,636,146	$11,053,788	$11,986,342	$6,558,578
Portfolio turnover rate J	43 % I	29%	24%	87%	107%	32% K

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2024

1. Organization.
Enterprise Technology Services Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio, Tech Hardware Portfolio and Technology Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Technology Portfolio:

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$204,598,598	Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$8.00	Increase
			Discount rate	75.0%	Decrease
			Premium rate	10.0%	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	1.6 - 20.0 / 10.8	Increase
		Discounted cash flow	Yield	33.0%	Decrease
		Black scholes	Discount rate	3.7% - 4.8% / 3.9%	Increase
			Volatility	40.0% - 80.0% / 66.9%	Increase
			Term	0.6 - 4.0 / 3.0	Increase
Corporate Bonds	$0	Recovery value	Recovery value	$0.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. Software and IT Services Portfolio and Technology Portfolio have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Semiconductors Portfolio	246,308
Software and IT Services Portfolio	433,019
Tech Hardware Portfolio	71,853
Technology Portfolio	406,039

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in-kind, deferred Trustee compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Enterprise Technology Services Portfolio	850,414,578	883,436,527	(6,996,914)	876,439,613
Semiconductors Portfolio	11,084,934,148	9,128,182,205	(654,701,006)	8,473,481,199
Software and IT Services Portfolio	5,342,393,633	5,636,770,316	(567,023,641)	5,069,746,675
Tech Hardware Portfolio	627,740,387	396,841,780	(12,108,974)	384,732,806
Technology Portfolio	8,170,668,836	7,687,252,743	(454,634,981)	7,232,617,762

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Technology Portfolio	(1,695,501)	-	(1,695,501)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2023 to February 29,2024, and ordinary losses recognized during the period January 1, 2024 to February 29,2024. Loss deferrals were as follows:

	Capital losses ($)	Ordinary losses ($)
Semiconductors Portfolio	(8,798,655)	(6,539,492)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Enterprise Technology Services Portfolio	586,319,452	876,432,714
Semiconductors Portfolio	5,933,010,296	3,744,522,079
Software and IT Services Portfolio	769,932,794	1,815,850,925
Tech Hardware Portfolio	225,432,223	258,722,016
Technology Portfolio	3,152,415,748	3,605,096,717

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Semiconductors Portfolio	25,960,540	739,916,327	760,643,821
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Effective March 1, 2024, each Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean each "Fund" as each Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Enterprise Technology Services Portfolio	.69
Semiconductors Portfolio	.64
Software and IT Services Portfolio	.64
Tech Hardware Portfolio	.68
Technology Portfolio	.64

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Enterprise Technology Services Portfolio	.65
Semiconductors Portfolio	.62
Software and IT Services Portfolio	.62
Tech Hardware Portfolio	.67
Technology Portfolio	.62

Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Enterprise Technology Services Portfolio	16,421
Semiconductors Portfolio	64,593
Software and IT Services Portfolio	4,641
Tech Hardware Portfolio	1,796
Technology Portfolio	31,462

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Enterprise Technology Services Portfolio	Borrower	6,851,700	5.57%	31,808
Semiconductors Portfolio	Borrower	29,824,800	5.58%	46,222
Tech Hardware Portfolio	Borrower	12,538,000	5.57%	5,820
Technology Portfolio	Borrower	12,027,000	5.57%	1,861

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Enterprise Technology Services Portfolio	5,200,187	65,210,624	11,871,044
Semiconductors Portfolio	294,253,842	320,251,541	6,692,113
Software and IT Services Portfolio	59,616,473	214,585,480	112,775,685
Tech Hardware Portfolio	5,568,361	9,595,426	3,311,061
Technology Portfolio	438,790,942	237,922,041	38,207,176

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Enterprise Technology Services Portfolio	1,710
Semiconductors Portfolio	14,300
Software and IT Services Portfolio	10,328
Tech Hardware Portfolio	823
Technology Portfolio	12,499
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Enterprise Technology Services Portfolio	9,900	-	-
Semiconductors Portfolio	313,486	90,048	8,612,000
Software and IT Services Portfolio	3,031	-	-
Tech Hardware Portfolio	312	-	-
Technology Portfolio	7,153	6,096	-
8. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Enterprise Technology Services Portfolio	3,428,167	5.83%	3,331
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Semiconductors Portfolio	3,303
Software and IT Services Portfolio	1,082
Technology Portfolio	415

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount ($)
Enterprise Technology Services Portfolio	42,136
Semiconductors Portfolio	297,851
Software and IT Services Portfolio	252,451
Tech Hardware Portfolio	18,880
Technology Portfolio	282,326
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	50,178,154,296.75	92.38
Withheld	4,136,551,415.53	7.62
TOTAL	54,314,705,712.27	100.00
Robert A. Lawrence
Affirmative	50,131,321,830.27	92.30
Withheld	4,183,383,882.00	7.70
TOTAL	54,314,705,712.27	100.00
Vijay C. Advani
Affirmative	50,021,870,319.77	92.10
Withheld	4,292,835,392.50	7.90
TOTAL	54,314,705,712.27	100.00
Thomas P. Bostick
Affirmative	50,057,248,681.17	92.16
Withheld	4,257,457,031.10	7.84
TOTAL	54,314,705,712.27	100.00
Donald F. Donahue
Affirmative	49,998,023,290.27	92.05
Withheld	4,316,682,422.00	7.95
TOTAL	54,314,705,712.27	100.00
Vicki L. Fuller
Affirmative	50,146,578,363.15	92.33
Withheld	4,168,127,349.12	7.67
TOTAL	54,314,705,712.27	100.00
Patricia L. Kampling
Affirmative	50,227,895,949.71	92.48
Withheld	4,086,809,762.56	7.52
TOTAL	54,314,705,712.27	100.00
Thomas A. Kennedy
Affirmative	50,080,160,698.34	92.20
Withheld	4,234,545,013.93	7.80
TOTAL	54,314,705,712.27	100.00
Oscar Munoz
Affirmative	49,879,616,445.58	91.83
Withheld	4,435,089,266.69	8.17
TOTAL	54,314,705,712.27	100.00
Karen B. Peetz
Affirmative	50,078,105,799.58	92.20
Withheld	4,236,599,912.69	7.80
TOTAL	54,314,705,712.27	100.00
David M. Thomas
Affirmative	50,013,939,190.36	92.08
Withheld	4,300,766,521.91	7.92
TOTAL	54,314,705,712.27	100.00
Susan Tomasky
Affirmative	50,109,134,188.50	92.26
Withheld	4,205,571,523.77	7.74
TOTAL	54,314,705,712.27	100.00
Michael E. Wiley
Affirmative	50,016,526,096.47	92.09
Withheld	4,298,179,615.80	7.91
TOTAL	54,314,705,712.27	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
IT Services Portfolio
Semiconductors Portfolio
Software and IT Services Portfolio
Tech Hardware Portfolio
Technology Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under separate agreements.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect for each fund with each fund's management fee based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that, in exchange for the variable management fee, each fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of each fund's management fee and total expenses, the Board considered each fund's pro rata management fee rate as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.

Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the mapped group that have a similar sales load structure of each fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that each fund's management contract incorporates a variable management fee structure, which provides for breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including, but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2025.

1.813673.119
SELTEC-SANN-1024
Fidelity® Select Portfolios®
Telecommunications Services Sector

Telecommunications Portfolio
Wireless Portfolio

Semi-Annual Report
August 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Telecommunications Portfolio
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 93.4%
	Shares	Value ($)
Construction & Engineering - 0.2%
Construction & Engineering - 0.2%
Dycom Industries, Inc. (a)	1,900	334,324
Diversified Telecommunication Services - 75.8%
Alternative Carriers - 28.6%
Anterix, Inc. (a)	145,600	5,164,432
Bandwidth, Inc. Class A, (a)	28,900	495,924
Cogent Communications Group, Inc. (b)	136,639	9,561,997
GCI Liberty, Inc. Class A (Escrow) (c)(f)	182,800	2
Globalstar, Inc. (a)(b)	3,602,165	4,502,706
Iridium Communications, Inc.	363,411	9,376,004
Liberty Global Ltd. Class C (b)	351,336	6,910,779
Liberty Latin America Ltd. Class C (a)	833,333	7,891,664
Lumen Technologies, Inc. (a)(b)	2,326,300	12,213,075
		56,116,583
Integrated Telecommunication Services - 47.2%
AT&T, Inc.	2,291,120	45,593,288
ATN International, Inc.	2,100	56,196
Consolidated Communications Holdings, Inc. (a)	410,600	1,876,442
Frontier Communications Parent, Inc. (a)	150,000	4,320,000
IDT Corp. Class B	52,300	2,006,228
Shenandoah Telecommunications Co.	5,623	85,020
Verizon Communications, Inc.	923,097	38,566,993
		92,504,167
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		148,620,750
IT Services - 0.6%
IT Consulting & Other Services - 0.6%
Amdocs Ltd.	14,000	1,217,580
Media - 4.1%
Cable & Satellite - 4.1%
Charter Communications, Inc. Class A (a)	5,600	1,946,224
Comcast Corp. Class A	93,500	3,699,795
Liberty Broadband Corp. Class C (a)	39,024	2,434,317
		8,080,336
Wireless Telecommunication Services - 12.7%
Wireless Telecommunication Services - 12.7%
Gogo, Inc. (a)(b)	713,127	5,683,622
T-Mobile U.S., Inc.	47,224	9,384,353
Telephone & Data Systems, Inc. (b)	278,964	6,589,130
U.S. Cellular Corp. (a)	59,100	3,287,142
		24,944,247
TOTAL COMMON STOCKS (Cost $156,238,096)		183,197,237

Money Market Funds - 19.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	14,365,457	14,368,330
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	23,921,184	23,923,576
TOTAL MONEY MARKET FUNDS (Cost $38,291,906)		38,291,906

TOTAL INVESTMENT IN SECURITIES - 112.9% (Cost $194,530,002)	221,489,143
NET OTHER ASSETS (LIABILITIES) - (12.9)%	(25,330,861)
NET ASSETS - 100.0%	196,158,282

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,487,272	27,207,911	15,326,807	32,484	(46)	-	14,368,330	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	17,517,951	104,352,839	97,947,214	7,558	-	-	23,923,576	0.1%
Total	20,005,223	131,560,750	113,274,021	40,042	(46)	-	38,291,906

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	183,197,237	183,197,235	-	2

Money Market Funds	38,291,906	38,291,906	-	-
Total Investments in Securities:	221,489,143	221,489,141	-	2
Telecommunications Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $23,135,198) - See accompanying schedule:
Unaffiliated issuers (cost $156,238,096)	$183,197,237
Fidelity Central Funds (cost $38,291,906)	38,291,906

Total Investment in Securities (cost $194,530,002)		$221,489,143
Foreign currency held at value (cost $21,712)		23,389
Receivable for investments sold		1,952,965
Receivable for fund shares sold		434,002
Dividends receivable		180,257
Distributions receivable from Fidelity Central Funds		16,832
Prepaid expenses		491
Other receivables		4,551
Total assets		224,101,630
Liabilities
Payable for investments purchased	$3,729,898
Payable for fund shares redeemed	142,646
Accrued management fee	108,924
Distribution and service plan fees payable	8,237
Other payables and accrued expenses	30,543
Collateral on securities loaned	23,923,100
Total liabilities		27,943,348
Net Assets		$196,158,282
Net Assets consist of:
Paid in capital		$194,220,954
Total accumulated earnings (loss)		1,937,328
Net Assets		$196,158,282

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($16,873,863 ÷ 334,568 shares)(a)		$50.43
Maximum offering price per share (100/94.25 of $50.43)		$53.51
Class M :
Net Asset Value and redemption price per share ($6,778,079 ÷ 135,534 shares)(a)		$50.01
Maximum offering price per share (100/96.50 of $50.01)		$51.82
Class C :
Net Asset Value and offering price per share ($2,203,072 ÷ 43,820 shares)(a)		$50.28
Telecommunications :
Net Asset Value, offering price and redemption price per share ($159,114,470 ÷ 3,126,886 shares)		$50.89
Class I :
Net Asset Value, offering price and redemption price per share ($9,066,048 ÷ 178,613 shares)		$50.76
Class Z :
Net Asset Value, offering price and redemption price per share ($2,122,750 ÷ 41,953 shares)		$50.60
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$3,479,891
Income from Fidelity Central Funds (including $7,558 from security lending)		40,042
Total income		3,519,933
Expenses
Management fee	$609,126
Distribution and service plan fees	47,756
Custodian fees and expenses	3,063
Independent trustees' fees and expenses	379
Registration fees	45,070
Audit fees	29,460
Legal	44
Miscellaneous	5,661
Total expenses before reductions	740,559
Expense reductions	(3,793)
Total expenses after reductions		736,766
Net Investment income (loss)		2,783,167
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(578,887)
Fidelity Central Funds	(46)
Total net realized gain (loss)		(578,933)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	23,633,504
Assets and liabilities in foreign currencies	(468)
Total change in net unrealized appreciation (depreciation)		23,633,036
Net gain (loss)		23,054,103
Net increase (decrease) in net assets resulting from operations		$25,837,270
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,783,167	$5,171,877
Net realized gain (loss)	(578,933)	(25,062,084)
Change in net unrealized appreciation (depreciation)	23,633,036	13,381,305
Net increase (decrease) in net assets resulting from operations	25,837,270	(6,508,902)
Distributions to shareholders	(2,049,046)	(7,597,238)

Share transactions - net increase (decrease)	(8,932,476)	(37,569,762)

Total increase (decrease) in net assets	14,855,748	(51,675,902)

Net Assets
Beginning of period	181,302,534	232,978,436
End of period	$196,158,282	$181,302,534

Financial Highlights
Fidelity Advisor® Telecommunications Fund Class A

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$44.20	$46.57	$54.28	$66.52	$60.60	$55.68
Income from Investment Operations
Net investment income (loss) B,C	.65	1.06	.93	1.51 D	.66	.87
Net realized and unrealized gain (loss)	6.05	(1.85) E	(5.19)	(5.14)	10.61	5.86
Total from investment operations	6.70	(.79)	(4.26)	(3.63)	11.27	6.73
Distributions from net investment income	(.47)	(1.10)	(.99)	(1.66)	(.39)	(.96)
Distributions from net realized gain	-	(.48)	(2.46)	(6.95)	(4.96)	(.85)
Total distributions	(.47)	(1.58)	(3.45)	(8.61)	(5.35)	(1.81)
Net asset value, end of period	$50.43	$44.20	$46.57	$54.28	$66.52	$60.60
Total Return F,G,H	15.29%	(1.60)% E	(7.98)%	(6.28)%	18.75%	12.12%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.06% K	1.13%	1.13%	1.09%	1.11%	1.18%
Expenses net of fee waivers, if any	1.06 % K	1.13%	1.13%	1.09%	1.11%	1.17%
Expenses net of all reductions	1.06% K	1.12%	1.13%	1.09%	1.10%	1.17%
Net investment income (loss)	2.86% K	2.48%	1.89%	2.27% D	1.01%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$16,874	$16,323	$18,744	$22,023	$29,800	$21,376
Portfolio turnover rate L	29 % K	26%	24%	28%	58%	58%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.74%.
ENet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (1.68)%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Telecommunications Fund Class M

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$43.84	$46.21	$53.88	$66.09	$60.25	$55.40
Income from Investment Operations
Net investment income (loss) B,C	.59	.95	.80	1.29 D	.46	.70
Net realized and unrealized gain (loss)	6.01	(1.84) E	(5.14)	(5.08)	10.54	5.83
Total from investment operations	6.60	(.89)	(4.34)	(3.79)	11.00	6.53
Distributions from net investment income	(.43)	(1.00)	(.86)	(1.48)	(.20)	(.83)
Distributions from net realized gain	-	(.48)	(2.46)	(6.95)	(4.96)	(.85)
Total distributions	(.43)	(1.48)	(3.33) F	(8.42) F	(5.16)	(1.68)
Net asset value, end of period	$50.01	$43.84	$46.21	$53.88	$66.09	$60.25
Total Return G,H,I	15.16%	(1.84)% E	(8.21)%	(6.55)%	18.39%	11.81%
Ratios to Average Net Assets C,J,K
Expenses before reductions	1.31% L	1.38%	1.39%	1.39%	1.41%	1.46%
Expenses net of fee waivers, if any	1.31 % L	1.38%	1.38%	1.38%	1.41%	1.46%
Expenses net of all reductions	1.31% L	1.37%	1.38%	1.38%	1.40%	1.45%
Net investment income (loss)	2.61% L	2.23%	1.64%	1.97% D	.71%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$6,778	$6,380	$7,301	$7,733	$9,038	$6,919
Portfolio turnover rate M	29 % L	26%	24%	28%	58%	58%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.44%.
ENet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (1.92)%.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ITotal returns do not include the effect of the sales charges.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Telecommunications Fund Class C

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$44.05	$46.38	$54.04	$66.17	$60.32	$55.45
Income from Investment Operations
Net investment income (loss) B,C	.48	.74	.56	1.01 D	.17	.46
Net realized and unrealized gain (loss)	6.04	(1.85) E	(5.15)	(5.09)	10.54	5.82
Total from investment operations	6.52	(1.11)	(4.59)	(4.08)	10.71	6.28
Distributions from net investment income	(.29)	(.75)	(.61)	(1.10)	(.07)	(.56)
Distributions from net realized gain	-	(.48)	(2.46)	(6.95)	(4.79)	(.85)
Total distributions	(.29)	(1.22) F	(3.07)	(8.05)	(4.86)	(1.41)
Net asset value, end of period	$50.28	$44.05	$46.38	$54.04	$66.17	$60.32
Total Return G,H,I	14.88%	(2.33)% E	(8.66)%	(6.97)%	17.88%	11.34%
Ratios to Average Net Assets C,J,K
Expenses before reductions	1.81% L	1.88%	1.88%	1.83%	1.86%	1.88%
Expenses net of fee waivers, if any	1.81 % L	1.88%	1.87%	1.83%	1.86%	1.87%
Expenses net of all reductions	1.81% L	1.87%	1.87%	1.83%	1.84%	1.87%
Net investment income (loss)	2.11% L	1.73%	1.15%	1.52% D	.26%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$2,203	$2,547	$3,923	$5,254	$7,801	$6,491
Portfolio turnover rate M	29 % L	26%	24%	28%	58%	58%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .99%.
ENet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (2.41)%.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ITotal returns do not include the effect of the contingent deferred sales charge.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Telecommunications Portfolio

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$44.59	$46.97	$54.73	$67.04	$60.99	$56.04
Income from Investment Operations
Net investment income (loss) B,C	.73	1.20	1.09	1.71 D	.86	1.09
Net realized and unrealized gain (loss)	6.11	(1.87) E	(5.24)	(5.18)	10.71	5.90
Total from investment operations	6.84	(.67)	(4.15)	(3.47)	11.57	6.99
Distributions from net investment income	(.54)	(1.23)	(1.15)	(1.89)	(.57)	(1.19)
Distributions from net realized gain	-	(.48)	(2.46)	(6.95)	(4.96)	(.85)
Total distributions	(.54)	(1.71)	(3.61)	(8.84)	(5.52) F	(2.04)
Net asset value, end of period	$50.89	$44.59	$46.97	$54.73	$67.04	$60.99
Total Return G,H	15.48%	(1.33)% E	(7.71)%	(5.99)%	19.15%	12.50%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.77% K	.85%	.82%	.79%	.81%	.83%
Expenses net of fee waivers, if any	.76 % K	.84%	.82%	.79%	.81%	.82%
Expenses net of all reductions	.76% K	.84%	.82%	.79%	.79%	.82%
Net investment income (loss)	3.15% K	2.75%	2.20%	2.57% D	1.31%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$159,114	$147,413	$171,885	$199,560	$242,284	$219,854
Portfolio turnover rate L	29 % K	26%	24%	28%	58%	58%

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.04%.
ENet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (1.41)%.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Telecommunications Fund Class I

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$44.49	$46.84	$54.58	$66.84	$60.86	$55.84
Income from Investment Operations
Net investment income (loss) B,C	.73	1.23	1.10	1.74 D	.88	1.04
Net realized and unrealized gain (loss)	6.08	(1.87) E	(5.21)	(5.18)	10.66	5.91
Total from investment operations	6.81	(.64)	(4.11)	(3.44)	11.54	6.95
Distributions from net investment income	(.54)	(1.23)	(1.16)	(1.87)	(.60)	(1.08)
Distributions from net realized gain	-	(.48)	(2.46)	(6.95)	(4.96)	(.85)
Total distributions	(.54)	(1.71)	(3.63) F	(8.82)	(5.56)	(1.93)
Net asset value, end of period	$50.76	$44.49	$46.84	$54.58	$66.84	$60.86
Total Return G,H	15.47%	(1.25)% E	(7.67)%	(5.97)%	19.13%	12.47%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.76% K	.80%	.78%	.77%	.79%	.88%
Expenses net of fee waivers, if any	.76 % K	.79%	.78%	.77%	.79%	.88%
Expenses net of all reductions	.76% K	.79%	.78%	.77%	.78%	.88%
Net investment income (loss)	3.16% K	2.81%	2.25%	2.59% D	1.33%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$9,066	$6,344	$28,441	$12,038	$30,622	$12,428
Portfolio turnover rate L	29 % K	26%	24%	28%	58%	58%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.36 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.06%.
ENet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (1.33)%.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Telecommunications Fund Class Z

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$44.34	$46.72	$54.46	$66.75	$60.75	$55.84
Income from Investment Operations
Net investment income (loss) B,C	.75	1.26	1.18	1.83 D	.95	1.20
Net realized and unrealized gain (loss)	6.07	(1.86) E	(5.23)	(5.20)	10.67	5.86
Total from investment operations	6.82	(.60)	(4.05)	(3.37)	11.62	7.06
Distributions from net investment income	(.56)	(1.31)	(1.22)	(1.98)	(.67)	(1.30)
Distributions from net realized gain	-	(.48)	(2.46)	(6.95)	(4.96)	(.85)
Total distributions	(.56)	(1.78)	(3.69) F	(8.92) F	(5.62) F	(2.15)
Net asset value, end of period	$50.60	$44.34	$46.72	$54.46	$66.75	$60.75
Total Return G,H	15.54%	(1.16)% E	(7.56)%	(5.87)%	19.31%	12.68%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.65% K	.69%	.67%	.65%	.67%	.68%
Expenses net of fee waivers, if any	.65 % K	.68%	.66%	.65%	.67%	.67%
Expenses net of all reductions	.65% K	.68%	.66%	.65%	.65%	.67%
Net investment income (loss)	3.27% K	2.92%	2.36%	2.71% D	1.45%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$2,123	$2,296	$2,685	$5,587	$31,271	$25,223
Portfolio turnover rate L	29 % K	26%	24%	28%	58%	58%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.36 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.17%.
ENet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (1.24)%.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2024

1. Organization.
Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Telecommunications Portfolio, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$37,453,999
Gross unrealized depreciation	(11,289,002)
Net unrealized appreciation (depreciation)	$26,164,997
Tax cost	$195,324,146

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(2,815,930)
Long-term	(21,567,501)
Total capital loss carryforward	$(24,383,431)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Telecommunications Portfolio	25,861,504	43,321,301
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Telecommunications	.72
Class I	.67
Class Z	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Telecommunications	.67
Class I	.67
Class Z	.56

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	20,169	177
Class M	.25%	.25%	16,196	-
Class C	.75%	.25%	11,391	640
			47,756	817

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1,691
Class M	163
Class CA	16
1,870
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Telecommunications Portfolio	12,560

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Telecommunications Portfolio	4,876,756	2,329,964	(1,170,846)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Telecommunications Portfolio	158
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Telecommunications Portfolio	762	-	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,793.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2024	Year ended February 29, 2024
Telecommunications Portfolio
Distributions to shareholders
Class A	$166,472	$608,617
Class M	61,713	226,115
Class C	14,496	88,039
Telecommunications	1,706,511	5,963,168
Class I	75,146	598,796
Class Z	24,708	112,503
Total	$2,049,046	$7,597,238
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2024	Year ended February 29, 2024	Six months ended August 31, 2024	Year ended February 29, 2024
Telecommunications Portfolio
Class A
Shares sold	20,590	43,001	$936,825	$1,846,776
Reinvestment of distributions	3,550	13,440	160,072	586,014
Shares redeemed	(58,832)	(89,654)	(2,693,871)	(3,795,896)
Net increase (decrease)	(34,692)	(33,213)	$(1,596,974)	$(1,363,106)
Class M
Shares sold	15,647	29,602	$703,619	$1,262,425
Reinvestment of distributions	1,373	5,207	61,458	225,496
Shares redeemed	(27,012)	(47,271)	(1,218,751)	(2,010,396)
Net increase (decrease)	(9,992)	(12,462)	$(453,674)	$(522,475)
Class C
Shares sold	1,228	5,255	$55,150	$224,808
Reinvestment of distributions	313	1,964	14,120	86,122
Shares redeemed	(15,535)	(33,986)	(701,362)	(1,431,291)
Net increase (decrease)	(13,994)	(26,767)	$(632,092)	$(1,120,361)
Telecommunications
Shares sold	277,138	643,117	$13,143,732	$27,478,363
Reinvestment of distributions	34,643	125,072	1,574,503	5,494,243
Shares redeemed	(490,799)	(1,121,615)	(22,429,257)	(48,452,953)
Net increase (decrease)	(179,018)	(353,426)	$(7,711,022)	$(15,480,347)
Class I
Shares sold	78,665	92,263	$3,838,670	$3,962,229
Reinvestment of distributions	1,626	13,260	73,781	594,502
Shares redeemed	(44,272)	(570,092)	(2,028,692)	(23,438,458)
Net increase (decrease)	36,019	(464,569)	$1,883,759	$(18,881,727)
Class Z
Shares sold	5,919	45,276	$274,983	$1,933,594
Reinvestment of distributions	411	1,463	18,510	63,497
Shares redeemed	(16,159)	(52,424)	(715,966)	(2,198,837)
Net increase (decrease)	(9,829)	(5,685)	$(422,473)	$(201,746)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Wireless Portfolio
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
Broadline Retail - 2.9%
Broadline Retail - 2.9%
Amazon.com, Inc. (a)	55,300	9,871,050
Communications Equipment - 6.2%
Communications Equipment - 6.2%
Motorola Solutions, Inc.	36,668	16,208,723
Nokia Corp. sponsored ADR (b)	850,100	3,791,446
ViaSat, Inc. (a)(b)	63,901	1,003,246
		21,003,415
Diversified Telecommunication Services - 18.4%
Alternative Carriers - 3.0%
GCI Liberty, Inc. Class A (Escrow) (c)(g)	112,300	1
Iridium Communications, Inc.	49,900	1,287,420
Liberty Global Ltd. Class A	345,600	6,687,360
Liberty Latin America Ltd. Class C (a)	228,600	2,164,842
		10,139,623
Integrated Telecommunication Services - 15.4%
AT&T, Inc.	1,856,500	36,944,350
Cellnex Telecom SA (d)	85,915	3,317,615
Quebecor, Inc. Class A	64,833	1,606,813
Shenandoah Telecommunications Co.	300	4,536
Telefonica SA sponsored ADR (b)	729,049	3,295,301
Verizon Communications, Inc.	171,101	7,148,600
		52,317,215
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		62,456,838
Entertainment - 2.8%
Movies & Entertainment - 2.8%
Spotify Technology SA (a)	27,500	9,429,200
Equity Real Estate Investment Trusts (REITs) - 10.6%
Telecom Tower REITs - 10.6%
American Tower Corp.	130,792	29,305,256
Crown Castle, Inc.	12,901	1,445,170
SBA Communications Corp. Class A	23,000	5,213,180
		35,963,606
Ground Transportation - 1.5%
Passenger Ground Transportation - 1.5%
Uber Technologies, Inc. (a)	71,600	5,236,108
Interactive Media & Services - 4.6%
Interactive Media & Services - 4.6%
Bumble, Inc. Class A (a)	231,900	1,556,049
Match Group, Inc. (a)	14,500	539,545
Meta Platforms, Inc. Class A	16,600	8,653,746
Pinterest, Inc. Class A (a)	54,500	1,746,180
Snap, Inc. Class A (a)	325,800	3,042,972
		15,538,492
Media - 0.0%
Advertising - 0.0%
Ibotta, Inc.	100	5,719
Oil, Gas & Consumable Fuels - 1.3%
Oil & Gas Refining & Marketing - 1.3%
Reliance Industries Ltd.	119,400	4,300,095
Semiconductors & Semiconductor Equipment - 18.2%
Semiconductors - 18.2%
Marvell Technology, Inc.	325,200	24,793,248
NXP Semiconductors NV	26,500	6,793,540
Qorvo, Inc. (a)	71,200	8,251,368
Qualcomm, Inc.	93,850	16,451,905
STMicroelectronics NV (depository receipt)	173,200	5,533,740
		61,823,801
Software - 0.0%
Application Software - 0.0%
LivePerson, Inc. (a)	84,000	103,320
Technology Hardware, Storage & Peripherals - 22.0%
Technology Hardware, Storage & Peripherals - 22.0%
Apple, Inc.	291,720	66,803,880
Samsung Electronics Co. Ltd.	140,670	7,814,591
		74,618,471
Wireless Telecommunication Services - 10.6%
Wireless Telecommunication Services - 10.6%
Rogers Communications, Inc. Class B (non-vtg.)	183,000	7,418,313
Spok Holdings, Inc.	1	15
T-Mobile U.S., Inc.	78,816	15,662,316
U.S. Cellular Corp. (a)	184,500	10,261,890
Vodafone Group PLC sponsored ADR	285,981	2,794,034
		36,136,568
TOTAL COMMON STOCKS (Cost $221,078,404)		336,486,683

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	3,666,537	3,667,270
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	7,091,520	7,092,229
TOTAL MONEY MARKET FUNDS (Cost $10,759,499)		10,759,499

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $231,837,903)	347,246,182
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(7,620,246)
NET ASSETS - 100.0%	339,625,936

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,317,615 or 1.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	52,322,641	48,655,429	90,278	58	-	3,667,270	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	13,115,605	96,913,143	102,936,519	14,987	-	-	7,092,229	0.0%
Total	13,115,605	149,235,784	151,591,948	105,265	58	-	10,759,499

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	336,486,683	333,169,067	3,317,615	1

Money Market Funds	10,759,499	10,759,499	-	-
Total Investments in Securities:	347,246,182	343,928,566	3,317,615	1
Wireless Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,717,754) - See accompanying schedule:
Unaffiliated issuers (cost $221,078,404)	$336,486,683
Fidelity Central Funds (cost $10,759,499)	10,759,499

Total Investment in Securities (cost $231,837,903)		$347,246,182
Cash		1
Foreign currency held at value (cost $79,829)		79,829
Receivable for forward foreign currency contracts		70,485
Receivable for fund shares sold		47,151
Dividends receivable		178,592
Distributions receivable from Fidelity Central Funds		12,751
Prepaid expenses		665
Other receivables		11,556
Total assets		347,647,212
Liabilities
Payable for investments purchased	$244,008
Payable for forward foreign currency contracts	70,666
Payable for fund shares redeemed	55,751
Accrued management fee	184,625
Other payables and accrued expenses	373,927
Collateral on securities loaned	7,092,299
Total liabilities		8,021,276
Net Assets		$339,625,936
Net Assets consist of:
Paid in capital		$210,509,429
Total accumulated earnings (loss)		129,116,507
Net Assets		$339,625,936
Net Asset Value, offering price and redemption price per share ($339,625,936 ÷ 26,200,808 shares)		$12.96
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$2,995,350
Income from Fidelity Central Funds (including $14,987 from security lending)		105,265
Total income		3,100,615
Expenses
Management fee	$1,088,223
Custodian fees and expenses	6,707
Independent trustees' fees and expenses	684
Registration fees	33,469
Audit fees	43,909
Legal	78
Proxy fee	7,916
Miscellaneous	709
Total expenses before reductions	1,181,695
Expense reductions	(6,812)
Total expenses after reductions		1,174,883
Net Investment income (loss)		1,925,732
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $529,862)	15,710,073
Fidelity Central Funds	58
Foreign currency transactions	(5,687)
Total net realized gain (loss)		15,704,444
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $360,637)	20,778,213
Assets and liabilities in foreign currencies	3,218
Total change in net unrealized appreciation (depreciation)		20,781,431
Net gain (loss)		36,485,875
Net increase (decrease) in net assets resulting from operations		$38,411,607
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,925,732	$3,559,413
Net realized gain (loss)	15,704,444	13,398,132
Change in net unrealized appreciation (depreciation)	20,781,431	39,060,568
Net increase (decrease) in net assets resulting from operations	38,411,607	56,018,113
Distributions to shareholders	(10,285,564)	(7,837,214)

Share transactions
Proceeds from sales of shares	15,060,193	39,969,785
Reinvestment of distributions	9,517,308	7,189,424
Cost of shares redeemed	(37,184,228)	(73,439,523)

Net increase (decrease) in net assets resulting from share transactions	(12,606,727)	(26,280,314)
Total increase (decrease) in net assets	15,519,316	21,900,585

Net Assets
Beginning of period	324,106,620	302,206,035
End of period	$339,625,936	$324,106,620

Other Information
Shares
Sold	1,216,195	3,580,709
Issued in reinvestment of distributions	840,010	622,461
Redeemed	(3,084,722)	(6,688,166)
Net increase (decrease)	(1,028,517)	(2,484,996)

Financial Highlights
Wireless Portfolio

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$11.90	$10.17	$12.91	$13.34	$10.69	$8.93
Income from Investment Operations
Net investment income (loss) B,C	.07	.12	.09	.10	.10	.14
Net realized and unrealized gain (loss)	1.38	1.89	(1.95)	.54	3.50	1.93
Total from investment operations	1.45	2.01	(1.86)	.64	3.60	2.07
Distributions from net investment income	(.02)	(.11)	(.09)	(.09)	(.10)	(.12)
Distributions from net realized gain	(.37)	(.17)	(.79)	(.98)	(.86)	(.19)
Total distributions	(.39)	(.28)	(.88)	(1.07)	(.95) D	(.31)
Net asset value, end of period	$12.96	$11.90	$10.17	$12.91	$13.34	$10.69
Total Return E,F	12.67%	19.83%	(14.79)%	4.40%	36.09%	23.01%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.73% I	.81%	.79%	.77%	.79%	.81%
Expenses net of fee waivers, if any	.73 % I	.80%	.79%	.77%	.79%	.81%
Expenses net of all reductions	.73% I	.80%	.79%	.77%	.78%	.81%
Net investment income (loss)	1.19% I	1.16%	.85%	.69%	.80%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$339,626	$324,107	$302,206	$403,566	$440,296	$355,309
Portfolio turnover rate J	38 % I	22%	11%	30%	55%	78%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2024

1. Organization.
Wireless Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$143,926,454
Gross unrealized depreciation	(30,209,181)
Net unrealized appreciation (depreciation)	$113,717,273
Tax cost	$233,528,909

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Wireless Portfolio	60,720,872	74,901,989
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Wireless Portfolio	.72

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Wireless Portfolio	.67

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Wireless Portfolio	1,379

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Wireless Portfolio	2,837,255	820,849	(25,541)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Wireless Portfolio	285
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Wireless Portfolio	1,560	11	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $6,812.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	50,178,154,296.75	92.38
Withheld	4,136,551,415.53	7.62
TOTAL	54,314,705,712.27	100.00
Robert A. Lawrence
Affirmative	50,131,321,830.27	92.30
Withheld	4,183,383,882.00	7.70
TOTAL	54,314,705,712.27	100.00
Vijay C. Advani
Affirmative	50,021,870,319.77	92.10
Withheld	4,292,835,392.50	7.90
TOTAL	54,314,705,712.27	100.00
Thomas P. Bostick
Affirmative	50,057,248,681.17	92.16
Withheld	4,257,457,031.10	7.84
TOTAL	54,314,705,712.27	100.00
Donald F. Donahue
Affirmative	49,998,023,290.27	92.05
Withheld	4,316,682,422.00	7.95
TOTAL	54,314,705,712.27	100.00
Vicki L. Fuller
Affirmative	50,146,578,363.15	92.33
Withheld	4,168,127,349.12	7.67
TOTAL	54,314,705,712.27	100.00
Patricia L. Kampling
Affirmative	50,227,895,949.71	92.48
Withheld	4,086,809,762.56	7.52
TOTAL	54,314,705,712.27	100.00
Thomas A. Kennedy
Affirmative	50,080,160,698.34	92.20
Withheld	4,234,545,013.93	7.80
TOTAL	54,314,705,712.27	100.00
Oscar Munoz
Affirmative	49,879,616,445.58	91.83
Withheld	4,435,089,266.69	8.17
TOTAL	54,314,705,712.27	100.00
Karen B. Peetz
Affirmative	50,078,105,799.58	92.20
Withheld	4,236,599,912.69	7.80
TOTAL	54,314,705,712.27	100.00
David M. Thomas
Affirmative	50,013,939,190.36	92.08
Withheld	4,300,766,521.91	7.92
TOTAL	54,314,705,712.27	100.00
Susan Tomasky
Affirmative	50,109,134,188.50	92.26
Withheld	4,205,571,523.77	7.74
TOTAL	54,314,705,712.27	100.00
Michael E. Wiley
Affirmative	50,016,526,096.47	92.09
Withheld	4,298,179,615.80	7.91
TOTAL	54,314,705,712.27	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Telecommunications Portfolio
Wireless Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of the management fee and total expense ratio of the fund or, for Telecommunications Portfolio, a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees), as applicable; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under separate agreements.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect for each fund with each fund's management fee based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that, in exchange for the variable management fee, each class of each fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of each fund's management fee and total expense ratio (for the retail class for Telecommunications Portfolio), the Board considered each fund's (or the retail class's for Telecommunications Portfolio) pro rata management fee rate as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and fund paid 12b-1 fees (for Telecommunications Portfolio). The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.

Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund or, for Telecommunications Portfolio, the retail class relative to funds and classes in the mapped group that have a similar sales load structure of the applicable fund or class (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund or, for Telecommunications Portfolio, the retail class relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the applicable fund or class (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund or, for Telecommunications Portfolio, the retail class ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
For Telecommunications Portfolio, the Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that each fund's management contract incorporates a variable management fee structure, which provides for breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including, but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2025.

1.846053.117
SELTS-SANN-1024
Fidelity® Select Portfolios®
Industrials Sector

Defense and Aerospace Portfolio
Industrials Portfolio
Transportation Portfolio

Semi-Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Defense and Aerospace Portfolio
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
Aerospace & Defense - 96.0%
Aerospace & Defense - 96.0%
Axon Enterprise, Inc. (a)	181,900	66,388,043
BAE Systems PLC	495,300	8,905,390
Bombardier, Inc. Class B (sub. vtg.) (a)	265,700	18,248,946
BWX Technologies, Inc.	248,100	25,554,300
Curtiss-Wright Corp.	118,800	37,524,168
General Dynamics Corp.	334,500	100,135,920
General Electric Co.	1,608,100	280,806,422
HEICO Corp. Class A	430,300	86,098,727
Howmet Aerospace, Inc.	890,100	86,037,066
Huntington Ingalls Industries, Inc.	174,200	49,258,534
Kratos Defense & Security Solutions, Inc. (a)	1,200,978	27,550,435
L3Harris Technologies, Inc.	114,400	27,075,048
Leonardo DRS, Inc. (a)	377,700	10,779,558
Loar Holdings, Inc. (b)	1,600	118,656
Lockheed Martin Corp.	263,300	149,580,730
MTU Aero Engines AG	49,500	14,773,671
Northrop Grumman Corp.	152,900	79,998,809
Rolls-Royce Holdings PLC (a)	4,490,800	29,443,468
RTX Corp.	1,397,300	172,342,982
Spirit AeroSystems Holdings, Inc. Class A (a)	1,458,500	51,353,785
Textron, Inc.	460,100	41,961,120
Thales SA	77,700	13,055,216
The Boeing Co. (a)	1,024,900	178,066,126
TransDigm Group, Inc.	60,500	83,079,205
Triumph Group, Inc. (a)	1,554,000	21,647,220
Woodward, Inc.	204,300	34,046,595
		1,693,830,140
Metals & Mining - 1.8%
Steel - 1.8%
ATI, Inc. (a)	481,500	30,758,220
Professional Services - 0.8%
Research & Consulting Services - 0.8%
Leidos Holdings, Inc.	87,600	13,885,476
Trading Companies & Distributors - 0.5%
Trading Companies & Distributors - 0.5%
FTAI Aviation Ltd.	66,400	8,486,584
TOTAL COMMON STOCKS (Cost $1,014,162,069)		1,746,960,420

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	15,830,666	15,833,832
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	113,239	113,250
TOTAL MONEY MARKET FUNDS (Cost $15,947,082)		15,947,082

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,030,109,151)	1,762,907,502
NET OTHER ASSETS (LIABILITIES) - 0.0%	805,093
NET ASSETS - 100.0%	1,763,712,595

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	12,049,482	109,167,614	105,383,420	165,332	156	-	15,833,832	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	70,347,171	78,988,628	149,222,549	6,390	-	-	113,250	0.0%
Total	82,396,653	188,156,242	254,605,969	171,722	156	-	15,947,082

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	1,746,960,420	1,708,611,562	38,348,858	-

Money Market Funds	15,947,082	15,947,082	-	-
Total Investments in Securities:	1,762,907,502	1,724,558,644	38,348,858	-
Defense and Aerospace Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $111,240) - See accompanying schedule:
Unaffiliated issuers (cost $1,014,162,069)	$1,746,960,420
Fidelity Central Funds (cost $15,947,082)	15,947,082

Total Investment in Securities (cost $1,030,109,151)		$1,762,907,502
Receivable for investments sold		1,747,769
Receivable for fund shares sold		515,186
Dividends receivable		1,290,917
Distributions receivable from Fidelity Central Funds		30,037
Prepaid expenses		4,345
Other receivables		141,548
Total assets		1,766,637,304
Liabilities
Payable for fund shares redeemed	$1,697,441
Accrued management fee	917,738
Other payables and accrued expenses	196,280
Collateral on securities loaned	113,250
Total liabilities		2,924,709
Net Assets		$1,763,712,595
Net Assets consist of:
Paid in capital		$956,494,011
Total accumulated earnings (loss)		807,218,584
Net Assets		$1,763,712,595
Net Asset Value, offering price and redemption price per share ($1,763,712,595 ÷ 90,597,743 shares)		$19.47
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$6,833,959
Income from Fidelity Central Funds (including $6,390 from security lending)		171,722
Total income		7,005,681
Expenses
Management fee	$5,312,923
Custodian fees and expenses	6,061
Independent trustees' fees and expenses	3,365
Registration fees	25,973
Audit fees	20,660
Legal	389
Interest	10,438
Miscellaneous	34,190
Total expenses before reductions	5,413,999
Expense reductions	(32,243)
Total expenses after reductions		5,381,756
Net Investment income (loss)		1,623,925
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	74,350,549
Fidelity Central Funds	156
Foreign currency transactions	7,529
Total net realized gain (loss)		74,358,234
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	190,878,663
Assets and liabilities in foreign currencies	1,002
Total change in net unrealized appreciation (depreciation)		190,879,665
Net gain (loss)		265,237,899
Net increase (decrease) in net assets resulting from operations		$266,861,824
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,623,925	$9,524,259
Net realized gain (loss)	74,358,234	117,093,092
Change in net unrealized appreciation (depreciation)	190,879,665	59,158,675
Net increase (decrease) in net assets resulting from operations	266,861,824	185,776,026
Distributions to shareholders	(29,425,929)	(100,225,505)

Share transactions
Proceeds from sales of shares	81,597,995	192,254,318
Reinvestment of distributions	27,383,784	93,056,332
Cost of shares redeemed	(152,805,911)	(374,534,711)

Net increase (decrease) in net assets resulting from share transactions	(43,824,132)	(89,224,061)
Total increase (decrease) in net assets	193,611,763	(3,673,540)

Net Assets
Beginning of period	1,570,100,832	1,573,774,372
End of period	$1,763,712,595	$1,570,100,832

Other Information
Shares
Sold	4,568,990	11,931,270
Issued in reinvestment of distributions	1,627,082	5,576,080
Redeemed	(8,629,016)	(23,423,246)
Net increase (decrease)	(2,432,944)	(5,915,896)

Financial Highlights
Defense and Aerospace Portfolio

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$16.88	$15.91	$17.08	$16.28	$16.61	$17.27
Income from Investment Operations
Net investment income (loss) B,C	.02	.10 D	.09 E	.01	(.04)	.27 F
Net realized and unrealized gain (loss)	2.89	1.97	.12 G	2.12	.06	(.45)
Total from investment operations	2.91	2.07	.21	2.13	.02	(.18)
Distributions from net investment income	(.02)	(.11)	(.07)	-	(.05)	(.22)
Distributions from net realized gain	(.30)	(.99)	(1.31)	(1.33)	(.30)	(.26)
Total distributions	(.32)	(1.10)	(1.38)	(1.33)	(.35)	(.48)
Net asset value, end of period	$19.47	$16.88	$15.91	$17.08	$16.28	$16.61
Total Return H,I	17.55%	13.11%	1.54%	14.06%	.69%	(1.32)%
Ratios to Average Net Assets C,J,K
Expenses before reductions	.66% L	.74%	.75%	.74%	.77%	.75%
Expenses net of fee waivers, if any	.66 % L	.73%	.74%	.74%	.77%	.74%
Expenses net of all reductions	.66% L	.73%	.74%	.74%	.76%	.74%
Net investment income (loss)	.20% L	.63% D	.58% E	.06%	(.29)%	1.49% F
Supplemental Data
Net assets, end of period (000 omitted)	$1,763,713	$1,570,101	$1,573,774	$1,536,531	$1,638,194	$2,728,959
Portfolio turnover rate M	42 % L	16%	15%	52%	30%	40%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .45%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .44%.
FNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.18 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .48%.
GThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
HTotal returns for periods of less than one year are not annualized.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Industrials Portfolio
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
Aerospace & Defense - 22.7%
Aerospace & Defense - 22.7%
Axon Enterprise, Inc. (a)	4,800	1,751,856
General Dynamics Corp.	42,200	12,632,992
General Electric Co.	215,003	37,543,824
Howmet Aerospace, Inc.	288,737	27,909,318
Huntington Ingalls Industries, Inc.	14,300	4,043,611
Loar Holdings, Inc. (b)	600	44,496
Lockheed Martin Corp.	8,623	4,898,726
The Boeing Co. (a)	128,048	22,247,060
TransDigm Group, Inc.	16,637	22,846,095
		133,917,978
Air Freight & Logistics - 2.7%
Air Freight & Logistics - 2.7%
C.H. Robinson Worldwide, Inc.	13,000	1,345,630
FedEx Corp.	48,500	14,490,345
		15,835,975
Building Products - 11.5%
Building Products - 11.5%
Carlisle Companies, Inc.	19,600	8,306,480
Fortune Brands Innovations, Inc.	160,200	12,721,482
Johnson Controls International PLC	104,800	7,634,680
Simpson Manufacturing Co. Ltd.	32,680	5,982,401
The AZEK Co., Inc. Class A, (a)	210,600	8,977,878
Trane Technologies PLC	66,935	24,207,712
		67,830,633
Commercial Services & Supplies - 3.2%
Diversified Support Services - 1.0%
Cintas Corp.	7,300	5,877,376
Environmental & Facilities Services - 2.2%
Waste Connections, Inc. (United States)	68,500	12,775,250
TOTAL COMMERCIAL SERVICES & SUPPLIES		18,652,626
Construction & Engineering - 3.8%
Construction & Engineering - 3.8%
Comfort Systems U.S.A., Inc.	8,900	3,146,328
Quanta Services, Inc.	43,000	11,830,590
Willscot Holdings Corp. (a)	189,500	7,303,330
		22,280,248
Construction Materials - 1.1%
Construction Materials - 1.1%
Eagle Materials, Inc.	25,674	6,617,474
Electrical Equipment - 12.8%
Electrical Components & Equipment - 9.4%
AMETEK, Inc.	107,220	18,339,981
Eaton Corp. PLC	63,400	19,459,362
Regal Rexnord Corp.	88,170	14,795,808
Vertiv Holdings Co.	36,400	3,022,292
		55,617,443
Heavy Electrical Equipment - 3.4%
GE Vernova LLC	100,550	20,210,550
TOTAL ELECTRICAL EQUIPMENT		75,827,993
Ground Transportation - 13.2%
Cargo Ground Transportation - 5.1%
Knight-Swift Transportation Holdings, Inc.	210,400	11,020,752
Old Dominion Freight Lines, Inc.	55,800	10,758,240
XPO, Inc. (a)	73,100	8,378,722
		30,157,714
Passenger Ground Transportation - 2.6%
Uber Technologies, Inc. (a)	212,400	15,532,812
Rail Transportation - 5.5%
CSX Corp.	69,069	2,366,995
Union Pacific Corp.	116,700	29,885,703
		32,252,698
TOTAL GROUND TRANSPORTATION		77,943,224
Machinery - 19.6%
Agricultural & Farm Machinery - 1.5%
Deere & Co.	23,900	9,219,186
Construction Machinery & Heavy Transportation Equipment - 1.7%
Caterpillar, Inc.	20,800	7,406,880
Westinghouse Air Brake Tech Co.	14,400	2,441,808
		9,848,688
Industrial Machinery & Supplies & Components - 16.4%
Chart Industries, Inc. (a)(b)	65,300	7,992,720
Dover Corp.	94,681	17,613,506
Fortive Corp.	34,611	2,575,058
Ingersoll Rand, Inc.	277,664	25,392,373
ITT, Inc.	128,600	17,903,692
Parker Hannifin Corp.	42,600	25,568,520
		97,045,869
TOTAL MACHINERY		116,113,743
Professional Services - 3.4%
Research & Consulting Services - 3.4%
KBR, Inc.	127,500	8,843,400
Leidos Holdings, Inc.	71,589	11,347,572
		20,190,972
Trading Companies & Distributors - 5.6%
Trading Companies & Distributors - 5.6%
FTAI Aviation Ltd.	39,900	5,099,619
United Rentals, Inc.	19,600	14,528,696
W.W. Grainger, Inc.	8,109	7,986,716
Watsco, Inc.	12,200	5,800,124
		33,415,155
TOTAL COMMON STOCKS (Cost $417,434,336)		588,626,021

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	2,828,384	2,828,949
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	8,301,020	8,301,850
TOTAL MONEY MARKET FUNDS (Cost $11,130,799)		11,130,799

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $428,565,135)	599,756,820
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(8,631,181)
NET ASSETS - 100.0%	591,125,639

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	13,875,738	57,878,126	68,925,187	72,426	272	-	2,828,949	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	437,175	45,171,379	37,306,704	3,826	-	-	8,301,850	0.0%
Total	14,312,913	103,049,505	106,231,891	76,252	272	-	11,130,799

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	588,626,021	588,626,021	-	-

Money Market Funds	11,130,799	11,130,799	-	-
Total Investments in Securities:	599,756,820	599,756,820	-	-
Industrials Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,017,560) - See accompanying schedule:
Unaffiliated issuers (cost $417,434,336)	$588,626,021
Fidelity Central Funds (cost $11,130,799)	11,130,799

Total Investment in Securities (cost $428,565,135)		$599,756,820
Cash		25,010
Receivable for fund shares sold		321,082
Dividends receivable		395,577
Distributions receivable from Fidelity Central Funds		10,538
Prepaid expenses		1,527
Other receivables		137,809
Total assets		600,648,363
Liabilities
Payable for investments purchased	$587,595
Payable for fund shares redeemed	141,963
Accrued management fee	320,412
Other payables and accrued expenses	170,904
Collateral on securities loaned	8,301,850
Total liabilities		9,522,724
Net Assets		$591,125,639
Net Assets consist of:
Paid in capital		$400,444,634
Total accumulated earnings (loss)		190,681,005
Net Assets		$591,125,639
Net Asset Value, offering price and redemption price per share ($591,125,639 ÷ 14,399,308 shares)		$41.05
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$2,406,191
Income from Fidelity Central Funds (including $3,826 from security lending)		76,252
Total income		2,482,443
Expenses
Management fee	$1,951,745
Custodian fees and expenses	5,321
Independent trustees' fees and expenses	1,200
Registration fees	25,757
Audit fees	22,864
Legal	2,700
Interest	1,840
Miscellaneous	10,296
Total expenses before reductions	2,021,723
Expense reductions	(10,823)
Total expenses after reductions		2,010,900
Net Investment income (loss)		471,543
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	20,387,250
Fidelity Central Funds	272
Total net realized gain (loss)		20,387,522
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	25,087,602
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		25,087,600
Net gain (loss)		45,475,122
Net increase (decrease) in net assets resulting from operations		$45,946,665
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$471,543	$1,203,450
Net realized gain (loss)	20,387,522	46,886,649
Change in net unrealized appreciation (depreciation)	25,087,600	85,751,927
Net increase (decrease) in net assets resulting from operations	45,946,665	133,842,026
Distributions to shareholders	(596,010)	(28,983,021)

Share transactions
Proceeds from sales of shares	85,401,778	135,270,017
Reinvestment of distributions	560,281	27,273,715
Cost of shares redeemed	(102,938,283)	(158,177,022)

Net increase (decrease) in net assets resulting from share transactions	(16,976,224)	4,366,710
Total increase (decrease) in net assets	28,374,431	109,225,715

Net Assets
Beginning of period	562,751,208	453,525,493
End of period	$591,125,639	$562,751,208

Other Information
Shares
Sold	2,205,968	4,078,523
Issued in reinvestment of distributions	14,583	819,732
Redeemed	(2,660,111)	(4,885,103)
Net increase (decrease)	(439,560)	13,152

Financial Highlights
Industrials Portfolio

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$37.92	$30.59	$31.41	$37.17	$31.90	$33.84
Income from Investment Operations
Net investment income (loss) B,C	.03	.08 D	.04 E	(.04)	(.02)	.28 F
Net realized and unrealized gain (loss)	3.14	9.25	.30	3.70	6.38	(.76)
Total from investment operations	3.17	9.33	.34	3.66	6.36	(.48)
Distributions from net investment income	-	(.09)	(.04)	-	(.07) G	(.24)
Distributions from net realized gain	(.04)	(1.92)	(1.13)	(9.42)	(1.02) G	(1.23)
Total distributions	(.04)	(2.00) H	(1.16) H	(9.42)	(1.09)	(1.46) H
Net asset value, end of period	$41.05	$37.92	$30.59	$31.41	$37.17	$31.90
Total Return I,J	8.36%	31.48%	1.19%	9.33%	21.41%	(1.82)%
Ratios to Average Net Assets B,K,L
Expenses before reductions	.69% M	.74%	.76%	.74%	.76%	.76%
Expenses net of fee waivers, if any	.69 % M	.73%	.76%	.74%	.76%	.76%
Expenses net of all reductions	.69% M	.73%	.76%	.74%	.74%	.75%
Net investment income (loss)	.16% M	.26% D	.14% E	(.10)%	(.05)%	.81% F
Supplemental Data
Net assets, end of period (000 omitted)	$591,126	$562,751	$453,525	$359,765	$564,209	$529,023
Portfolio turnover rate N	37 % M	115% O	125%	151%	272%	143% O

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .11%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .03%.
FNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .64%.
GThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
HTotal distributions per share do not sum due to rounding.
ITotal returns for periods of less than one year are not annualized.
JTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
KFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
MAnnualized.
NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
OPortfolio turnover rate excludes securities received or delivered in-kind.
Transportation Portfolio
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.8%
	Shares	Value ($)
Air Freight & Logistics - 20.7%
Air Freight & Logistics - 20.7%
Air Transport Services Group, Inc. (a)(b)	209,937	3,539,538
C.H. Robinson Worldwide, Inc.	107,207	11,096,997
Expeditors International of Washington, Inc.	65,381	8,068,669
FedEx Corp.	88,721	26,507,173
GXO Logistics, Inc. (a)	26,031	1,302,852
Hub Group, Inc. Class A	50,876	2,397,786
United Parcel Service, Inc. Class B	459,926	59,123,487
		112,036,502
Energy Equipment & Services - 0.7%
Oil & Gas Equipment & Services - 0.7%
Tidewater, Inc. (a)	41,200	3,654,440
Ground Transportation - 53.7%
Cargo Ground Transportation - 7.4%
Covenant Transport Group, Inc. Class A	3,102	163,382
Knight-Swift Transportation Holdings, Inc.	162,829	8,528,983
Ryder System, Inc.	49,447	7,181,682
Saia, Inc. (a)(b)	31,777	11,942,750
TFI International, Inc. (Canada)	30,600	4,528,750
U-Haul Holding Co. Class N	110,236	7,534,631
Universal Logistics Holdings, Inc.	9,321	393,999
		40,274,177
Passenger Ground Transportation - 17.0%
Avis Budget Group, Inc. (b)	11,803	967,728
Localiza Rent a Car SA	493,800	3,624,678
Lyft, Inc. (a)	416,798	4,864,033
Uber Technologies, Inc. (a)	1,126,566	82,385,772
		91,842,211
Rail Transportation - 29.3%
CSX Corp.	777,401	26,641,532
FTAI Infrastructure LLC	347,962	3,458,742
Norfolk Southern Corp.	110,810	28,385,090
Union Pacific Corp.	389,485	99,743,214
		158,228,578
TOTAL GROUND TRANSPORTATION		290,344,966
Marine Transportation - 6.9%
Marine Transportation - 6.9%
Kirby Corp. (a)	192,346	23,066,132
Matson, Inc.	29,323	4,055,371
Navios Maritime Partners LP	33,000	1,769,130
Star Bulk Carriers Corp.	404,523	8,644,657
		37,535,290
Oil, Gas & Consumable Fuels - 1.6%
Oil & Gas Storage & Transportation - 1.6%
Cool Co. Ltd.	5,974	73,227
DHT Holdings, Inc.	330,992	3,584,643
International Seaways, Inc.	34,058	1,765,226
Navigator Holdings Ltd.	175,600	2,951,836
		8,374,932
Passenger Airlines - 14.2%
Passenger Airlines - 14.2%
Alaska Air Group, Inc. (a)(b)	384,843	13,896,681
Copa Holdings SA Class A	123,521	11,166,298
Delta Air Lines, Inc.	499,765	21,235,015
Ryanair Holdings PLC sponsored ADR	36,394	4,056,475
SkyWest, Inc. (a)	176,724	13,703,179
Sun Country Airlines Holdings, Inc. (a)(b)	724,694	7,957,140
United Airlines Holdings, Inc. (a)	113,508	4,998,892
		77,013,680
TOTAL COMMON STOCKS (Cost $321,221,328)		528,959,810

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	10,006,540	10,008,541
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	9,714,354	9,715,325
TOTAL MONEY MARKET FUNDS (Cost $19,723,866)		19,723,866

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $340,945,194)	548,683,676
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(7,622,268)
NET ASSETS - 100.0%	541,061,408

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,380,863	55,599,625	48,971,949	153,446	2	-	10,008,541	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	3,404,600	36,748,302	30,437,577	56,322	-	-	9,715,325	0.0%
Total	6,785,463	92,347,927	79,409,526	209,768	2	-	19,723,866

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	528,959,810	528,959,810	-	-

Money Market Funds	19,723,866	19,723,866	-	-
Total Investments in Securities:	548,683,676	548,683,676	-	-
Transportation Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,476,358) - See accompanying schedule:
Unaffiliated issuers (cost $321,221,328)	$528,959,810
Fidelity Central Funds (cost $19,723,866)	19,723,866

Total Investment in Securities (cost $340,945,194)		$548,683,676
Receivable for investments sold		37,598,949
Receivable for fund shares sold		73,629
Dividends receivable		1,694,530
Distributions receivable from Fidelity Central Funds		40,173
Prepaid expenses		1,132
Total assets		588,092,089
Liabilities
Payable for investments purchased	$36,272,808
Payable for fund shares redeemed	711,231
Accrued management fee	292,974
Other payables and accrued expenses	38,343
Collateral on securities loaned	9,715,325
Total liabilities		47,030,681
Net Assets		$541,061,408
Net Assets consist of:
Paid in capital		$304,631,210
Total accumulated earnings (loss)		236,430,198
Net Assets		$541,061,408
Net Asset Value, offering price and redemption price per share ($541,061,408 ÷ 4,943,571 shares)		$109.45
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$5,898,309
Interest		119
Income from Fidelity Central Funds (including $56,322 from security lending)		209,768
Total income		6,108,196
Expenses
Management fee	$1,908,791
Custodian fees and expenses	5,873
Independent trustees' fees and expenses	1,229
Registration fees	20,535
Audit fees	24,131
Legal	143
Interest	3,253
Miscellaneous	14,063
Total expenses before reductions	1,978,018
Expense reductions	(13,450)
Total expenses after reductions		1,964,568
Net Investment income (loss)		4,143,628
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	25,870,173
Fidelity Central Funds	2
Foreign currency transactions	(13,295)
Total net realized gain (loss)		25,856,880
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(34,942,563)
Assets and liabilities in foreign currencies	586
Total change in net unrealized appreciation (depreciation)		(34,941,977)
Net gain (loss)		(9,085,097)
Net increase (decrease) in net assets resulting from operations		$(4,941,469)
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,143,628	$10,430,731
Net realized gain (loss)	25,856,880	9,046,988
Change in net unrealized appreciation (depreciation)	(34,941,977)	71,232,396
Net increase (decrease) in net assets resulting from operations	(4,941,469)	90,710,115
Distributions to shareholders	(2,936,556)	(15,708,100)

Share transactions
Proceeds from sales of shares	12,938,256	63,903,075
Reinvestment of distributions	2,732,891	14,720,687
Cost of shares redeemed	(77,260,618)	(130,203,895)

Net increase (decrease) in net assets resulting from share transactions	(61,589,471)	(51,580,133)
Total increase (decrease) in net assets	(69,467,496)	23,421,882

Net Assets
Beginning of period	610,528,904	587,107,022
End of period	$541,061,408	$610,528,904

Other Information
Shares
Sold	119,455	637,059
Issued in reinvestment of distributions	25,197	143,382
Redeemed	(721,533)	(1,312,582)
Net increase (decrease)	(576,881)	(532,141)

Financial Highlights
Transportation Portfolio

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$110.59	$97.00	$105.82	$98.97	$82.12	$95.41
Income from Investment Operations
Net investment income (loss) B,C	.79	1.80	1.24	.64	1.06 D	.93
Net realized and unrealized gain (loss)	(1.39)	14.59	(2.12)	19.26	23.43	(10.43)
Total from investment operations	(.60)	16.39	(.88)	19.90	24.49	(9.50)
Distributions from net investment income	(.29)	(1.75)	(1.16)	(1.03)	(.76)	(1.10)
Distributions from net realized gain	(.25)	(1.05)	(6.78)	(12.03)	(6.88)	(2.70)
Total distributions	(.54)	(2.80)	(7.94)	(13.05) E	(7.64)	(3.79) E
Net asset value, end of period	$109.45	$110.59	$97.00	$105.82	$98.97	$82.12
Total Return F,G	(.54) %	17.13%	(.46)%	20.35%	34.62%	(10.49)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.70% J	.76%	.76%	.77%	.80%	.79%
Expenses net of fee waivers, if any	.69 % J	.75%	.76%	.77%	.80%	.79%
Expenses net of all reductions	.69% J	.75%	.76%	.77%	.80%	.79%
Net investment income (loss)	1.46% J	1.82%	1.28%	.60%	1.29% D	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$541,061	$610,529	$587,107	$679,303	$335,780	$310,441
Portfolio turnover rate K	24 % J	33%	23%	66% L	52%	78%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.34 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .88%.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LThe portfolio turnover rate does not include the assets acquired in the merger.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2024

1. Organization.
Defense and Aerospace Portfolio, Industrials Portfolio and Transportation Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Defense and Aerospace Portfolio	$141,548
Industrials Portfolio	137,613

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, deferred Trustee compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Defense and Aerospace Portfolio	1,031,553,210	741,042,929	(9,688,637)	731,354,292
Industrials Portfolio	429,347,806	176,719,308	(6,310,294)	170,409,014
Transportation Portfolio	341,400,139	224,842,501	(17,558,964)	207,283,537
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Defense and Aerospace Portfolio	344,718,162	424,485,092
Industrials Portfolio	108,483,432	125,009,028
Transportation Portfolio	68,515,954	136,114,848

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Industrials Portfolio	707,692	16,577,795	23,283,076
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Effective March 1, 2024, each Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean each "Fund" as each Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Defense and Aerospace Portfolio	.70
Industrials Portfolio	.67
Transportation Portfolio	.70

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Defense and Aerospace Portfolio	.65
Industrials Portfolio	.67
Transportation Portfolio	.67

Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Defense and Aerospace Portfolio	4,640
Industrials Portfolio	934
Transportation Portfolio	3,643

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Defense and Aerospace Portfolio	Borrower	22,488,000	5.57%	10,438
Industrials Portfolio	Borrower	5,936,500	5.58%	1,840
Transportation Portfolio	Borrower	4,197,800	5.58%	3,253

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Defense and Aerospace Portfolio	25,044,384	16,184,272	(2,248,312)
Industrials Portfolio	6,978,451	2,843,486	663,847
Transportation Portfolio	3,157,922	4,493,413	1,983,310
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Defense and Aerospace Portfolio	1,384
Industrials Portfolio	492
Transportation Portfolio	516
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Defense and Aerospace Portfolio	646	1	-
Industrials Portfolio	393	-	-
Transportation Portfolio	5,994	63	-
8. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Defense and Aerospace Portfolio	468
Transportation Portfolio	1,262

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount ($)
Defense and Aerospace Portfolio	31,775
Industrials Portfolio	10,823
Transportation Portfolio	12,188
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	50,178,154,296.75	92.38
Withheld	4,136,551,415.53	7.62
TOTAL	54,314,705,712.27	100.00
Robert A. Lawrence
Affirmative	50,131,321,830.27	92.30
Withheld	4,183,383,882.00	7.70
TOTAL	54,314,705,712.27	100.00
Vijay C. Advani
Affirmative	50,021,870,319.77	92.10
Withheld	4,292,835,392.50	7.90
TOTAL	54,314,705,712.27	100.00
Thomas P. Bostick
Affirmative	50,057,248,681.17	92.16
Withheld	4,257,457,031.10	7.84
TOTAL	54,314,705,712.27	100.00
Donald F. Donahue
Affirmative	49,998,023,290.27	92.05
Withheld	4,316,682,422.00	7.95
TOTAL	54,314,705,712.27	100.00
Vicki L. Fuller
Affirmative	50,146,578,363.15	92.33
Withheld	4,168,127,349.12	7.67
TOTAL	54,314,705,712.27	100.00
Patricia L. Kampling
Affirmative	50,227,895,949.71	92.48
Withheld	4,086,809,762.56	7.52
TOTAL	54,314,705,712.27	100.00
Thomas A. Kennedy
Affirmative	50,080,160,698.34	92.20
Withheld	4,234,545,013.93	7.80
TOTAL	54,314,705,712.27	100.00
Oscar Munoz
Affirmative	49,879,616,445.58	91.83
Withheld	4,435,089,266.69	8.17
TOTAL	54,314,705,712.27	100.00
Karen B. Peetz
Affirmative	50,078,105,799.58	92.20
Withheld	4,236,599,912.69	7.80
TOTAL	54,314,705,712.27	100.00
David M. Thomas
Affirmative	50,013,939,190.36	92.08
Withheld	4,300,766,521.91	7.92
TOTAL	54,314,705,712.27	100.00
Susan Tomasky
Affirmative	50,109,134,188.50	92.26
Withheld	4,205,571,523.77	7.74
TOTAL	54,314,705,712.27	100.00
Michael E. Wiley
Affirmative	50,016,526,096.47	92.09
Withheld	4,298,179,615.80	7.91
TOTAL	54,314,705,712.27	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Defense and Aerospace Portfolio
Industrials Portfolio
Transportation Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.

The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under separate agreements.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect for each fund with each fund's management fee based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that, in exchange for the variable management fee, each fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of each fund's management fee and total expenses, the Board considered each fund's pro rata management fee rate as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.

Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the mapped group that have a similar sales load structure of each fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that each fund's management contract incorporates a variable management fee structure, which provides for breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including, but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2025.

1.813660.119
SELCI-SANN-1024
Fidelity® Select Portfolios®
Consumer Staples Sector

Consumer Staples Portfolio

Semi-Annual Report
August 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Consumer Staples Portfolio
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
Beverages - 39.5%
Brewers - 3.0%
Boston Beer Co., Inc. Class A (a)	153,300	41,654,676
Distillers & Vintners - 5.1%
Brown-Forman Corp. Class B (non-vtg.) (b)	330,100	15,049,259
Constellation Brands, Inc. Class A (sub. vtg.)	151,084	36,367,430
Diageo PLC	596,807	19,379,124
Duckhorn Portfolio, Inc. (a)	97,900	619,707
		71,415,520
Soft Drinks & Non-alcoholic Beverages - 31.4%
Keurig Dr. Pepper, Inc.	3,751,727	137,350,725
Monster Beverage Corp. (a)	1,153,626	54,370,393
PepsiCo, Inc.	290,504	50,222,332
The Coca-Cola Co.	2,761,418	200,119,964
		442,063,414
TOTAL BEVERAGES		555,133,610
Consumer Staples Distribution & Retail - 10.8%
Consumer Staples Merchandise Retail - 8.8%
BJ's Wholesale Club Holdings, Inc. (a)	31,700	2,534,732
Target Corp.	282,400	43,382,288
Walmart, Inc.	1,000,500	77,268,615
		123,185,635
Drug Retail - 0.2%
Walgreens Boots Alliance, Inc.	383,700	3,549,225
Food Distributors - 0.6%
Sysco Corp.	108,356	8,448,517
Food Retail - 1.2%
Albertsons Companies, Inc.	864,500	16,961,490
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		152,144,867
Food Products - 14.3%
Agricultural Products & Services - 2.5%
Archer Daniels Midland Co.	493,100	30,074,169
Bunge Global SA	54,793	5,554,914
		35,629,083
Packaged Foods & Meats - 11.8%
General Mills, Inc.	117,400	8,486,846
Lamb Weston Holdings, Inc.	411,900	25,504,848
Mondelez International, Inc.	590,597	42,410,771
Nomad Foods Ltd.	781,459	14,691,429
The J.M. Smucker Co.	357,400	40,986,632
The Real Good Food Co. LLC:
Class B (a)(c)	54,867	1
Class B unit (a)(d)	54,867	25,787
The Simply Good Foods Co. (a)	79,800	2,520,882
TreeHouse Foods, Inc. (a)	413,808	17,003,371
Tyson Foods, Inc. Class A	220,366	14,171,737
		165,802,304
TOTAL FOOD PRODUCTS		201,431,387
Household Products - 18.7%
Household Products - 18.7%
Energizer Holdings, Inc.	1,665,989	53,978,044
Procter & Gamble Co.	1,159,382	198,880,388
Reckitt Benckiser Group PLC	37,000	2,128,669
The Clorox Co.	53,274	8,433,807
		263,420,908
Oil, Gas & Consumable Fuels - 0.2%
Oil & Gas Refining & Marketing - 0.2%
Parkland Corp.	81,700	2,210,959
Personal Care Products - 9.7%
Personal Care Products - 9.7%
Estee Lauder Companies, Inc. Class A	524,355	48,062,379
Kenvue, Inc.	4,025,700	88,364,115
		136,426,494
Tobacco - 6.5%
Tobacco - 6.5%
British American Tobacco PLC sponsored ADR	839,300	31,532,501
Philip Morris International, Inc.	480,782	59,275,613
		90,808,114
TOTAL COMMON STOCKS (Cost $1,063,242,826)		1,401,576,339

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	1,447,576	1,447,865
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	15,343,466	15,345,000
TOTAL MONEY MARKET FUNDS (Cost $16,792,865)		16,792,865

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $1,080,035,691)	1,418,369,204
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(13,162,863)
NET ASSETS - 100.0%	1,405,206,341

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,787 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,663,301	39,302,010	39,517,446	29,746	-	-	1,447,865	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	7,105,725	143,734,128	135,494,853	4,462	-	-	15,345,000	0.1%
Total	8,769,026	183,036,138	175,012,299	34,208	-	-	16,792,865

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	1,401,576,339	1,399,447,669	2,128,669	1

Money Market Funds	16,792,865	16,792,865	-	-
Total Investments in Securities:	1,418,369,204	1,416,240,534	2,128,669	1
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,044,700) - See accompanying schedule:
Unaffiliated issuers (cost $1,063,242,826)	$1,401,576,339
Fidelity Central Funds (cost $16,792,865)	16,792,865

Total Investment in Securities (cost $1,080,035,691)		$1,418,369,204
Receivable for investments sold		1,394,752
Receivable for fund shares sold		1,820,995
Dividends receivable		2,661,439
Distributions receivable from Fidelity Central Funds		3,448
Prepaid expenses		3,371
Other receivables		347,902
Total assets		1,424,601,111
Liabilities
Payable for investments purchased	$2,367,979
Payable for fund shares redeemed	395,336
Accrued management fee	762,909
Distribution and service plan fees payable	122,429
Other payables and accrued expenses	401,117
Collateral on securities loaned	15,345,000
Total liabilities		19,394,770
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$1,405,206,341
Net Assets consist of:
Paid in capital		$1,019,041,297
Total accumulated earnings (loss)		386,165,044
Net Assets		$1,405,206,341

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($306,320,472 ÷ 3,121,781 shares)(a)		$98.12
Maximum offering price per share (100/94.25 of $98.12)		$104.11
Class M :
Net Asset Value and redemption price per share ($59,715,878 ÷ 616,776 shares)(a)		$96.82
Maximum offering price per share (100/96.50 of $96.82)		$100.33
Class C :
Net Asset Value and offering price per share ($43,267,710 ÷ 456,598 shares)(a)		$94.76
Consumer Staples :
Net Asset Value, offering price and redemption price per share ($810,582,755 ÷ 8,146,629 shares)		$99.50
Class I :
Net Asset Value, offering price and redemption price per share ($139,400,188 ÷ 1,405,506 shares)		$99.18
Class Z :
Net Asset Value, offering price and redemption price per share ($45,919,338 ÷ 463,553 shares)		$99.06
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$20,307,053
Income from Fidelity Central Funds (including $4,462 from security lending)		34,208
Total income		20,341,261
Expenses
Management fee	$4,655,796
Distribution and service plan fees	748,869
Custodian fees and expenses	19,618
Independent trustees' fees and expenses	3,030
Registration fees	58,849
Audit fees	32,739
Legal	1,689
Interest	15,210
Miscellaneous	26,295
Total expenses before reductions	5,562,095
Expense reductions	(31,204)
Total expenses after reductions		5,530,891
Net Investment income (loss)		14,810,370
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	53,541,430
Foreign currency transactions	(5,383)
Total net realized gain (loss)		53,536,047
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	57,502,581
Unfunded commitments	(5,513)
Assets and liabilities in foreign currencies	1,901
Total change in net unrealized appreciation (depreciation)		57,498,969
Net gain (loss)		111,035,016
Net increase (decrease) in net assets resulting from operations		$125,845,386
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,810,370	$31,008,029
Net realized gain (loss)	53,536,047	74,735,039
Change in net unrealized appreciation (depreciation)	57,498,969	(33,606,653)
Net increase (decrease) in net assets resulting from operations	125,845,386	72,136,415
Distributions to shareholders	(21,535,744)	(76,670,402)

Share transactions - net increase (decrease)	(197,219,936)	(46,163,278)
Total increase (decrease) in net assets	(92,910,294)	(50,697,265)

Net Assets
Beginning of period	1,498,116,635	1,548,813,900
End of period	$1,405,206,341	$1,498,116,635

Financial Highlights
Fidelity Advisor® Consumer Staples Fund Class A

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$91.15	$91.25	$95.55	$89.40	$79.57	$76.88
Income from Investment Operations
Net investment income (loss) B,C	.91	1.68	1.38	1.40	1.34	1.40
Net realized and unrealized gain (loss)	7.45	2.68	(2.79)	14.98	11.24	3.54
Total from investment operations	8.36	4.36	(1.41)	16.38	12.58	4.94
Distributions from net investment income	(.90)	(1.50)	(1.36)	(1.55)	(1.42)	(1.35)
Distributions from net realized gain	(.49)	(2.96)	(1.53)	(8.68)	(1.33)	(.90)
Total distributions	(1.39)	(4.46)	(2.89)	(10.23)	(2.75)	(2.25)
Net asset value, end of period	$98.12	$91.15	$91.25	$95.55	$89.40	$79.57
Total Return D,E,F	9.30%	4.90%	(1.49)%	18.83%	16.00%	6.17%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.97% I	1.01%	1.01%	1.01%	1.04%	1.04%
Expenses net of fee waivers, if any	.97 % I	1.00%	1.01%	1.01%	1.04%	1.04%
Expenses net of all reductions	.97% I	1.00%	1.01%	1.01%	1.03%	1.04%
Net investment income (loss)	1.96% I	1.80%	1.51%	1.45%	1.57%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$306,320	$290,687	$297,850	$293,276	$248,234	$239,067
Portfolio turnover rate J	39 % I	54% K	46%	61%	51%	40%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Consumer Staples Fund Class M

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$89.96	$90.11	$94.39	$88.43	$78.74	$76.13
Income from Investment Operations
Net investment income (loss) B,C	.79	1.42	1.13	1.13	1.10	1.16
Net realized and unrealized gain (loss)	7.35	2.66	(2.76)	14.81	11.11	3.50
Total from investment operations	8.14	4.08	(1.63)	15.94	12.21	4.66
Distributions from net investment income	(.79)	(1.27)	(1.12)	(1.30)	(1.19)	(1.15)
Distributions from net realized gain	(.49)	(2.96)	(1.53)	(8.68)	(1.33)	(.90)
Total distributions	(1.28)	(4.23)	(2.65)	(9.98)	(2.52)	(2.05)
Net asset value, end of period	$96.82	$89.96	$90.11	$94.39	$88.43	$78.74
Total Return D,E,F	9.16%	4.63%	(1.74)%	18.51%	15.69%	5.88%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.22% I	1.27%	1.27%	1.28%	1.31%	1.31%
Expenses net of fee waivers, if any	1.22 % I	1.26%	1.27%	1.28%	1.31%	1.31%
Expenses net of all reductions	1.22% I	1.26%	1.27%	1.28%	1.30%	1.31%
Net investment income (loss)	1.71% I	1.54%	1.25%	1.18%	1.30%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$59,716	$58,373	$62,870	$64,707	$56,664	$55,954
Portfolio turnover rate J	39 % I	54% K	46%	61%	51%	40%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Consumer Staples Fund Class C

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$88.04	$88.22	$92.48	$86.73	$77.27	$74.79
Income from Investment Operations
Net investment income (loss) B,C	.54	.95	.67	.65	.68	.75
Net realized and unrealized gain (loss)	7.21	2.61	(2.69)	14.51	10.87	3.44
Total from investment operations	7.75	3.56	(2.02)	15.16	11.55	4.19
Distributions from net investment income	(.53)	(.78)	(.71)	(.79)	(.80)	(.81)
Distributions from net realized gain	(.49)	(2.96)	(1.53)	(8.62)	(1.30)	(.90)
Total distributions	(1.03) D	(3.74)	(2.24)	(9.41)	(2.09) D	(1.71)
Net asset value, end of period	$94.76	$88.04	$88.22	$92.48	$86.73	$77.27
Total Return E,F,G	8.89%	4.12%	(2.23)%	17.92%	15.14%	5.39%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.73% J	1.76%	1.77%	1.77%	1.79%	1.79%
Expenses net of fee waivers, if any	1.72 % J	1.75%	1.76%	1.76%	1.79%	1.79%
Expenses net of all reductions	1.72% J	1.75%	1.76%	1.76%	1.78%	1.79%
Net investment income (loss)	1.21% J	1.05%	.76%	.70%	.83%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$43,268	$52,661	$78,497	$88,645	$104,955	$117,328
Portfolio turnover rate K	39 % J	54% L	46%	61%	51%	40%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Consumer Staples Portfolio

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$92.39	$92.43	$96.75	$90.40	$80.42	$77.63
Income from Investment Operations
Net investment income (loss) B,C	1.07	1.96	1.66	1.69	1.60	1.66
Net realized and unrealized gain (loss)	7.55	2.73	(2.84)	15.16	11.39	3.59
Total from investment operations	8.62	4.69	(1.18)	16.85	12.99	5.25
Distributions from net investment income	(1.01)	(1.77)	(1.61)	(1.81)	(1.68)	(1.55)
Distributions from net realized gain	(.49)	(2.96)	(1.53)	(8.68)	(1.33)	(.90)
Total distributions	(1.51) D	(4.73)	(3.14)	(10.50) D	(3.01)	(2.46) D
Net asset value, end of period	$99.50	$92.39	$92.43	$96.75	$90.40	$80.42
Total Return E,F	9.46%	5.20%	(1.21)%	19.16%	16.34%	6.48%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.68% I	.73%	.73%	.73%	.75%	.75%
Expenses net of fee waivers, if any	.68 % I	.72%	.73%	.73%	.75%	.75%
Expenses net of all reductions	.68% I	.72%	.73%	.73%	.74%	.75%
Net investment income (loss)	2.25% I	2.08%	1.79%	1.74%	1.86%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$810,583	$895,019	$862,837	$1,032,956	$770,644	$773,437
Portfolio turnover rate J	39 % I	54% K	46%	61%	51%	40%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Consumer Staples Fund Class I

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$92.11	$92.16	$96.48	$90.17	$80.23	$77.45
Income from Investment Operations
Net investment income (loss) B,C	1.05	1.95	1.65	1.67	1.60	1.65
Net realized and unrealized gain (loss)	7.52	2.72	(2.83)	15.13	11.34	3.58
Total from investment operations	8.57	4.67	(1.18)	16.80	12.94	5.23
Distributions from net investment income	(1.01)	(1.76)	(1.61)	(1.80)	(1.67)	(1.55)
Distributions from net realized gain	(.49)	(2.96)	(1.53)	(8.68)	(1.33)	(.90)
Total distributions	(1.50)	(4.72)	(3.14)	(10.49) D	(3.00)	(2.45)
Net asset value, end of period	$99.18	$92.11	$92.16	$96.48	$90.17	$80.23
Total Return E,F	9.44%	5.19%	(1.22)%	19.15%	16.32%	6.48%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.71% I	.74%	.74%	.74%	.76%	.76%
Expenses net of fee waivers, if any	.71 % I	.73%	.74%	.74%	.75%	.76%
Expenses net of all reductions	.71% I	.73%	.74%	.74%	.75%	.76%
Net investment income (loss)	2.22% I	2.08%	1.78%	1.72%	1.86%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$139,400	$143,350	$158,019	$149,160	$132,898	$149,514
Portfolio turnover rate J	39 % I	54% K	46%	61%	51%	40%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Consumer Staples Fund Class Z

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$91.98	$92.05	$96.36	$90.08	$80.14	$77.36
Income from Investment Operations
Net investment income (loss) B,C	1.11	2.07	1.76	1.79	1.71	1.78
Net realized and unrealized gain (loss)	7.52	2.70	(2.82)	15.10	11.35	3.56
Total from investment operations	8.63	4.77	(1.06)	16.89	13.06	5.34
Distributions from net investment income	(1.06)	(1.88)	(1.73)	(1.93)	(1.79)	(1.66)
Distributions from net realized gain	(.49)	(2.96)	(1.53)	(8.68)	(1.33)	(.90)
Total distributions	(1.55)	(4.84)	(3.25) D	(10.61)	(3.12)	(2.56)
Net asset value, end of period	$99.06	$91.98	$92.05	$96.36	$90.08	$80.14
Total Return E,F	9.52%	5.31%	(1.09)%	19.29%	16.49%	6.61%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.58% I	.61%	.61%	.61%	.62%	.63%
Expenses net of fee waivers, if any	.58 % I	.60%	.61%	.61%	.62%	.63%
Expenses net of all reductions	.58% I	.60%	.61%	.61%	.62%	.62%
Net investment income (loss)	2.35% I	2.20%	1.91%	1.85%	1.99%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$45,919	$58,026	$88,741	$77,826	$43,591	$41,629
Portfolio turnover rate J	39 % I	54% K	46%	61%	51%	40%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2024

1. Organization.
Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Consumer Staples, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Consumer Staples Portfolio	$347,902

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in-kind, partnerships, deferred Trustee compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$399,612,274
Gross unrealized depreciation	(73,331,292)
Net unrealized appreciation (depreciation)	$326,280,982
Tax cost	$1,092,088,222

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Consumer Staples Portfolio	JUUL Labs, Inc. Class A	3,749,468	-

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Consumer Staples Portfolio	276,400,032	477,488,355

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Consumer Staples Portfolio	341,222	11,902,627	31,040,947

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.71
Class M	.72
Class C	.71
Consumer Staples	.68
Class I	.69
Class Z	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.70
Class M	.70
Class C	.70
Consumer Staples	.66
Class I	.69
Class Z	.56

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	368,001	1,761
Class M	.25%	.25%	145,782	-
Class C	.75%	.25%	235,086	14,378
			748,869	16,139

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	23,910
Class M	2,002
Class CA	424
26,336

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Consumer Staples Portfolio	8,748

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Consumer Staples Portfolio	Borrower	14,034,571	5.57%	15,210

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Consumer Staples Portfolio	17,486,007	24,586,991	1,160,745
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Consumer Staples Portfolio	1,286
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Consumer Staples Portfolio	475	7	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $31,204.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2024	Year ended February 29, 2024
Consumer Staples Portfolio
Distributions to shareholders
Class A	$4,402,446	$14,193,435
Class M	816,741	2,755,073
Class C	567,025	2,447,301
Consumer Staples	12,822,602	45,433,753
Class I	2,236,167	8,441,151
Class Z	690,763	3,399,689
Total	$21,535,744	$76,670,402
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2024	Year ended February 29, 2024	Six months ended August 31, 2024	Year ended February 29, 2024
Consumer Staples Portfolio
Class A
Shares sold	186,899	433,548	$17,362,359	$40,414,601
Reinvestment of distributions	46,596	152,629	4,248,143	13,731,692
Shares redeemed	(300,844)	(661,316)	(27,996,610)	(61,286,921)
Net increase (decrease)	(67,349)	(75,139)	$(6,386,108)	$(7,140,628)
Class M
Shares sold	15,648	30,160	$1,434,485	$2,769,669
Reinvestment of distributions	8,948	30,823	805,202	2,736,825
Shares redeemed	(56,712)	(109,826)	(5,211,794)	(10,088,961)
Net increase (decrease)	(32,116)	(48,843)	$(2,972,107)	$(4,582,467)
Class C
Shares sold	10,498	60,782	$942,421	$5,515,955
Reinvestment of distributions	6,366	27,847	560,532	2,419,449
Shares redeemed	(158,421)	(380,224)	(14,174,451)	(34,216,372)
Net increase (decrease)	(141,557)	(291,595)	$(12,671,498)	$(26,280,968)
Consumer Staples
Shares sold	346,037	2,481,700	$32,811,799	$235,907,480
Reinvestment of distributions	126,884	456,661	11,725,350	41,615,033
Shares redeemed	(2,014,023)	(2,585,591)	(189,695,510)	(241,614,760)
Net increase (decrease)	(1,541,102)	352,770	$(145,158,361)	$35,907,753
Class I
Shares sold	145,797	708,067	$13,655,333	$66,730,554
Reinvestment of distributions	23,042	88,639	2,122,577	8,056,704
Shares redeemed	(319,698)	(954,914)	(29,943,285)	(89,032,490)
Net increase (decrease)	(150,859)	(158,208)	$(14,165,375)	$(14,245,232)
Class Z
Shares sold	74,910	505,773	$7,014,245	$47,755,733
Reinvestment of distributions	6,073	33,052	558,700	3,005,014
Shares redeemed	(248,261)	(872,078)	(23,439,432)	(80,582,483)
Net increase (decrease)	(167,278)	(333,253)	$(15,866,487)	$(29,821,736)

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	50,178,154,296.75	92.38
Withheld	4,136,551,415.53	7.62
TOTAL	54,314,705,712.27	100.00
Robert A. Lawrence
Affirmative	50,131,321,830.27	92.30
Withheld	4,183,383,882.00	7.70
TOTAL	54,314,705,712.27	100.00
Vijay C. Advani
Affirmative	50,021,870,319.77	92.10
Withheld	4,292,835,392.50	7.90
TOTAL	54,314,705,712.27	100.00
Thomas P. Bostick
Affirmative	50,057,248,681.17	92.16
Withheld	4,257,457,031.10	7.84
TOTAL	54,314,705,712.27	100.00
Donald F. Donahue
Affirmative	49,998,023,290.27	92.05
Withheld	4,316,682,422.00	7.95
TOTAL	54,314,705,712.27	100.00
Vicki L. Fuller
Affirmative	50,146,578,363.15	92.33
Withheld	4,168,127,349.12	7.67
TOTAL	54,314,705,712.27	100.00
Patricia L. Kampling
Affirmative	50,227,895,949.71	92.48
Withheld	4,086,809,762.56	7.52
TOTAL	54,314,705,712.27	100.00
Thomas A. Kennedy
Affirmative	50,080,160,698.34	92.20
Withheld	4,234,545,013.93	7.80
TOTAL	54,314,705,712.27	100.00
Oscar Munoz
Affirmative	49,879,616,445.58	91.83
Withheld	4,435,089,266.69	8.17
TOTAL	54,314,705,712.27	100.00
Karen B. Peetz
Affirmative	50,078,105,799.58	92.20
Withheld	4,236,599,912.69	7.80
TOTAL	54,314,705,712.27	100.00
David M. Thomas
Affirmative	50,013,939,190.36	92.08
Withheld	4,300,766,521.91	7.92
TOTAL	54,314,705,712.27	100.00
Susan Tomasky
Affirmative	50,109,134,188.50	92.26
Withheld	4,205,571,523.77	7.74
TOTAL	54,314,705,712.27	100.00
Michael E. Wiley
Affirmative	50,016,526,096.47	92.09
Withheld	4,298,179,615.80	7.91
TOTAL	54,314,705,712.27	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Consumer Staples Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The fund underperformed its benchmark for the one-, three-, and five-year periods ended February 29, 2024, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.846045.117
SELCS-SANN-1024
Fidelity® Select Portfolios®
Health Care Sector

Biotechnology Portfolio
Health Care Portfolio
Health Care Services Portfolio
Medical Technology and Devices Portfolio
Pharmaceuticals Portfolio

Semi-Annual Report
August 31, 2024

Contents

Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Biotechnology Portfolio
Health Care Portfolio
Health Care Services Portfolio
Medical Technology and Devices Portfolio
Pharmaceuticals Portfolio
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Biotechnology Portfolio
Consolidated Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.8%
	Shares	Value ($)
Biotechnology - 91.3%
Biotechnology - 91.3%
AbbVie, Inc.	2,788,499	547,410,236
Absci Corp. (a)(b)	39,900	175,560
AC Immune SA (a)(b)	27,202	87,862
Adverum Biotechnologies, Inc. (a)	325,791	2,260,990
Alector, Inc. (a)	3,535,753	18,668,776
Allena Pharmaceuticals, Inc. (a)(c)	93,683	1
Allogene Therapeutics, Inc. (a)(b)	2,685,377	7,062,542
Alnylam Pharmaceuticals, Inc. (a)	657,270	172,658,256
ALX Oncology Holdings, Inc. (a)	835,504	1,938,369
Amgen, Inc.	1,433,850	478,662,146
Amicus Therapeutics, Inc. (a)	167,229	1,941,529
AnaptysBio, Inc. (a)	275,472	10,492,728
Annexon, Inc. (a)	216,944	1,236,581
Apellis Pharmaceuticals, Inc. (a)	956,079	37,191,473
Apogee Therapeutics, Inc. (a)(b)	392,132	20,065,394
Arcellx, Inc. (a)(b)	1,269,090	87,237,247
Arcturus Therapeutics Holdings, Inc. (a)(b)	399,330	8,425,863
Arcus Biosciences, Inc. (a)(b)	2,142,862	36,685,797
Argenx SE ADR (a)	174,804	90,429,605
ArriVent Biopharma, Inc. (b)(d)	1,798,400	48,071,232
Arrowhead Pharmaceuticals, Inc. (a)	694,370	16,546,837
Ars Pharmaceuticals, Inc. (a)(b)	1,082,956	14,056,769
Ascendis Pharma A/S sponsored ADR (a)	659,409	91,295,176
Astria Therapeutics, Inc. (a)	596,256	7,292,211
Astria Therapeutics, Inc. warrants (a)	115,136	789,363
aTyr Pharma, Inc. (a)(b)	2,524,394	4,720,617
Aura Biosciences, Inc. (a)(b)	229,592	1,825,256
Autolus Therapeutics PLC ADR (a)	1,242,833	4,884,334
Avidity Biosciences, Inc. (a)	1,148,217	50,521,548
Axcella Health, Inc. (a)(c)	66,454	1
Beam Therapeutics, Inc. (a)(b)	39,350	1,049,858
BeiGene Ltd. ADR (a)	9,198	1,763,992
BioCryst Pharmaceuticals, Inc. (a)(b)	1,787,181	15,530,603
Biohaven Ltd. (a)(b)	1,812,012	71,393,273
Biomea Fusion, Inc. (a)(b)	392,129	2,874,306
Blueprint Medicines Corp. (a)	610,252	58,303,476
Boundless Bio, Inc. (b)	23,700	85,794
BridgeBio Pharma, Inc. (a)	226,196	6,299,559
BridgeBio Pharma, Inc. (e)	733,408	20,425,413
Cargo Therapeutics, Inc.	213,400	4,024,724
Cartesian Therapeutics, Inc. (b)	652,491	9,108,774
Cartesian Therapeutics, Inc. (e)	375,000	5,235,000
Cartesian Therapeutics, Inc. rights (a)(c)	5,385,728	2,315,863
Celldex Therapeutics, Inc. (a)	635,264	26,255,461
Centessa Pharmaceuticals PLC ADR (a)(b)	2,787,194	37,627,119
CG Oncology, Inc. (b)	101,500	3,743,320
Chinook Therapeutics, Inc. rights (a)(c)	115,821	1
Codiak Biosciences, Inc. (a)(b)(c)	448,539	4
Codiak Biosciences, Inc. warrants 9/15/27 (a)(c)	46,000	0
Cogent Biosciences, Inc. (a)	1,357,394	14,578,412
Crinetics Pharmaceuticals, Inc. (a)	1,053,750	55,911,975
CRISPR Therapeutics AG (a)(b)	202,007	9,639,774
Cyclerion Therapeutics, Inc. (a)	41,864	113,451
Cyclerion Therapeutics, Inc. (a)(e)	4,740	12,845
Cytokinetics, Inc. (a)	335,052	19,124,768
Day One Biopharmaceuticals, Inc. (a)(b)	1,067,999	14,781,106
Denali Therapeutics, Inc. (a)	1,054,292	25,766,896
Design Therapeutics, Inc. (a)(b)	705,900	3,353,025
Dianthus Therapeutics, Inc. (a)	153,693	4,430,969
Disc Medicine, Inc. (a)(b)	403,920	20,527,214
Disc Medicine, Inc. rights (a)(c)	1,555,907	16
Dyne Therapeutics, Inc. (a)	995,018	45,860,380
Entrada Therapeutics, Inc. (a)(b)	569,869	10,086,681
Exelixis, Inc. (a)	179,454	4,671,188
Foghorn Therapeutics, Inc. (a)(b)	907,441	7,513,611
Geron Corp. (a)	6,269,312	29,779,232
Geron Corp. warrants 12/31/25 (a)	2,100,000	3,822,000
Gilead Sciences, Inc.	1,656,603	130,871,637
Gossamer Bio, Inc. (a)(b)	7,914,394	6,947,255
Gritstone Bio, Inc. (a)	852,288	406,371
Gritstone Bio, Inc. warrants (a)(c)	1,333,333	13
Ideaya Biosciences, Inc. (a)(b)	939,157	37,096,702
Idorsia Ltd. (a)(b)	2,176,303	5,483,961
IGM Biosciences, Inc. (a)(b)	809,982	8,253,717
Immunocore Holdings PLC ADR (a)(b)	191,705	6,878,375
Immunome, Inc. (a)(b)	394,182	5,983,683
Immunovant, Inc. (a)	665,621	20,567,689
Inozyme Pharma, Inc. (a)(b)	2,471,087	13,689,822
Insmed, Inc. (a)	1,051,719	80,424,952
Intellia Therapeutics, Inc. (a)(b)	925,311	20,763,979
IO Biotech, Inc. (a)	314,600	471,900
Ionis Pharmaceuticals, Inc. (a)	794,877	37,899,735
Janux Therapeutics, Inc. (a)	366,399	17,213,425
Keros Therapeutics, Inc. (a)	299,129	13,565,500
Korro Bio, Inc. (a)(b)	51,138	2,440,305
Korro Bio, Inc. (a)(e)	32,866	1,568,366
Krystal Biotech, Inc. (a)(b)(d)	1,877,722	366,381,117
Kymera Therapeutics, Inc. (a)	295,041	14,268,183
Legend Biotech Corp. ADR (a)	372,310	21,426,441
Lexicon Pharmaceuticals, Inc. (a)	4,314,500	7,464,085
Madrigal Pharmaceuticals, Inc. (a)(b)	111,424	27,536,213
MannKind Corp. (a)(b)	4,406,401	27,584,070
Merus BV (a)(b)	1,264,364	64,469,920
Moderna, Inc. (a)	775,151	59,996,687
Monte Rosa Therapeutics, Inc. (a)	540,520	3,335,008
Moonlake Immunotherapeutics Class A (a)	249,741	11,685,381
Natera, Inc. (a)	357,132	42,234,430
Neurogene, Inc. (a)	178,800	6,690,696
Nurix Therapeutics, Inc. (a)	104,146	2,624,479
Nuvalent, Inc. Class A (a)	249,799	21,265,389
Omega Therapeutics, Inc. (a)(b)	245,003	360,154
ORIC Pharmaceuticals, Inc. (a)(b)	117,400	1,217,438
PepGen, Inc. (a)(b)	60,164	579,379
Perspective Therapeutics, Inc. (a)	239,135	3,778,333
Poseida Therapeutics, Inc. (a)	223,383	638,875
Praxis Precision Medicines, Inc. (a)(b)	290,810	15,456,552
Protagonist Therapeutics, Inc. (a)	423,913	18,181,629
Prothena Corp. PLC (a)(b)	738,117	16,437,866
PTC Therapeutics, Inc. (a)	595,011	21,015,789
Q32 Bio, Inc. (a)(b)	99,900	4,343,652
Rallybio Corp. (a)(b)	581,092	668,256
RAPT Therapeutics, Inc. (a)(b)	802,700	1,649,549
Recursion Pharmaceuticals, Inc. Class A (a)(b)	149,900	1,091,272
Regeneron Pharmaceuticals, Inc. (a)	219,783	260,374,722
Regulus Therapeutics, Inc. (a)(b)	641,817	1,078,253
Replimune Group, Inc. (a)	532,215	5,412,627
Revolution Medicines, Inc. (a)	673,198	28,698,431
Rhythm Pharmaceuticals, Inc. (a)(b)	15,603	737,866
Rocket Pharmaceuticals, Inc. (a)(b)	486,536	9,171,204
Roivant Sciences Ltd. (a)	2,340,719	28,626,993
Sage Therapeutics, Inc. (a)	342,487	2,887,165
Sana Biotechnology, Inc. (a)(b)	338,094	2,045,469
Sarepta Therapeutics, Inc. (a)	185,689	25,212,852
Scholar Rock Holding Corp. (a)(b)	1,632,599	15,183,171
Scholar Rock Holding Corp. warrants 12/31/25 (a)(e)	17,850	57,688
Sensorion SA (a)(d)	20,279,025	15,243,175
Seres Therapeutics, Inc. (a)(b)	854,347	683,990
Shattuck Labs, Inc. (a)	481,542	1,728,736
SpringWorks Therapeutics, Inc. (a)	373,409	15,574,889
Spyre Therapeutics, Inc. (a)	261,553	7,519,649
Stoke Therapeutics, Inc. (a)(b)	392,470	5,710,439
Summit Therapeutics, Inc. (a)(b)	3,684,429	47,823,888
Tango Therapeutics, Inc. (a)	176,588	2,089,036
Tango Therapeutics, Inc. (e)	466,637	5,520,316
Taysha Gene Therapies, Inc. (a)(b)	6,825,091	15,288,204
Tectonic Therapeutic, Inc. (e)	215,508	4,137,754
Tenaya Therapeutics, Inc. (a)	1,230,913	3,298,847
TG Therapeutics, Inc. (a)(b)	1,139,220	26,760,278
Twist Bioscience Corp. (a)	166,525	7,200,541
Tyra Biosciences, Inc. (a)	191,396	4,356,173
Ultragenyx Pharmaceutical, Inc. (a)	633,030	35,943,443
uniQure B.V. (a)	520,081	3,042,474
United Therapeutics Corp. (a)	163,393	59,401,525
Vaxcyte, Inc. (a)	799,180	64,541,777
Vera Therapeutics, Inc. (a)	309,178	11,693,112
Vertex Pharmaceuticals, Inc. (a)	445,009	220,675,513
Viking Therapeutics, Inc. (a)	445,557	28,569,115
Viridian Therapeutics, Inc. (a)	1,005,738	14,764,234
Vor Biopharma, Inc. (a)(b)	614,602	537,285
Xenon Pharmaceuticals, Inc. (a)	539,634	21,768,836
Zealand Pharma A/S (a)	752,230	98,820,690
Zentalis Pharmaceuticals, Inc. (a)	370,433	1,285,403
		4,575,018,375
Consumer Staples Distribution & Retail - 0.0%
Drug Retail - 0.0%
MedAvail Holdings, Inc. (a)	55	0
Health Care Equipment & Supplies - 0.0%
Health Care Equipment - 0.0%
Aradigm Corp. (a)(c)	148,009	1
Aradigm Corp. (a)(c)	11,945	0
Glaukos Corp. (a)	5,700	763,173
Novocure Ltd. (a)	11,113	216,037
		979,211
Health Care Technology - 0.2%
Health Care Technology - 0.2%
Schrodinger, Inc. (a)(b)	374,501	7,875,756
Life Sciences Tools & Services - 0.1%
Life Sciences Tools & Services - 0.1%
10X Genomics, Inc. Class A (a)	112,400	2,624,540
Pharmaceuticals - 7.2%
Pharmaceuticals - 7.2%
Adimab LLC (a)(c)(e)(f)	1,954,526	36,217,367
Adimab LLC (a)(c)(e)(f)	1,954,526	10,300,352
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(c)	8,274,568	1,654,914
Alto Neuroscience, Inc. (b)	168,700	2,161,047
Arvinas Holding Co. LLC (a)	14,995	392,269
Atea Pharmaceuticals, Inc. (a)	958,300	3,689,455
Axsome Therapeutics, Inc. (a)(b)	95,903	8,521,941
Contineum Therapeutics, Inc. Class A	58,800	1,146,012
Corcept Therapeutics, Inc. (a)(b)	822,199	29,023,625
Edgewise Therapeutics, Inc. (a)	476,985	8,943,469
Enliven Therapeutics, Inc. (a)	479,038	10,481,351
Fulcrum Therapeutics, Inc. (a)(b)	1,141,892	9,763,177
Galderma Group AG	82,220	7,960,362
GH Research PLC (a)(b)	174,461	1,831,841
Harmony Biosciences Holdings, Inc. (a)	91,925	3,307,462
Intra-Cellular Therapies, Inc. (a)	49,599	3,634,615
Longboard Pharmaceuticals, Inc. (a)	1,711,289	61,743,307
Novo Nordisk A/S Series B sponsored ADR	51,700	7,194,572
Nuvation Bio, Inc. Class A (a)(b)	3,123,214	10,056,749
OptiNose, Inc. (a)(b)	449,131	467,096
OptiNose, Inc. warrants 11/23/2027 (a)	91,712	12,489
Pharvaris BV (a)	112,407	2,023,326
Phathom Pharmaceuticals, Inc. (a)	167,988	2,775,162
Pliant Therapeutics, Inc. (a)	15,631	207,736
Rapport Therapeutics, Inc. (b)	171,463	3,729,320
Structure Therapeutics, Inc. ADR (a)(b)	259,176	9,882,381
UCB SA	546,274	98,850,455
Ventyx Biosciences, Inc. (a)(b)	81,600	181,968
Verona Pharma PLC ADR (a)(b)	716,588	19,691,838
Verrica Pharmaceuticals, Inc. (a)(b)	1,108,069	2,603,962
WAVE Life Sciences (a)	333,211	1,912,631
		360,362,251
TOTAL COMMON STOCKS (Cost $2,882,177,390)		4,946,860,133

Convertible Preferred Stocks - 1.0%
	Shares	Value ($)
Biotechnology - 0.7%
Biotechnology - 0.7%
Cardurion Pharmaceuticals, Inc. Series B (c)(e)	1,020,908	5,012,658
ElevateBio LLC Series C (a)(c)(e)	216,600	710,448
National Resilience, Inc. Series B (a)(c)(e)	732,064	24,992,665
SalioGen Therapeutics, Inc. Series B (a)(c)(e)	94,461	6,625,495
		37,341,266
Health Care Providers & Services - 0.3%
Health Care Services - 0.3%
Scorpion Therapeutics, Inc.:
Series B (a)(c)(e)	3,099,905	7,501,770
Series C1 (c)(e)	2,066,543	5,001,034
		12,502,804
Health Care Technology - 0.0%
Health Care Technology - 0.0%
Candid Therapeutics Series B (c)(e)	1,666,667	2,000,000
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals, Inc. Series C (a)(c)(e)	8,274,568	83
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $40,408,650)		51,844,153

Money Market Funds - 5.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	12,813,815	12,816,377
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	275,329,695	275,357,228
TOTAL MONEY MARKET FUNDS (Cost $288,152,754)		288,173,605

TOTAL INVESTMENT IN SECURITIES - 105.6% (Cost $3,210,738,794)	5,286,877,891
NET OTHER ASSETS (LIABILITIES) - (5.6)%	(278,661,666)
NET ASSETS - 100.0%	5,008,216,225

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Affiliated company
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $135,319,254 or 2.7% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/14 - 6/05/15	23,546,682

Adimab LLC	9/17/14 - 6/05/15	7,861,206

Afferent Pharmaceuticals, Inc. Series C	7/01/15	0

BridgeBio Pharma, Inc.	9/25/23	20,000,036

Candid Therapeutics Series B	8/27/24	2,000,000

Cardurion Pharmaceuticals, Inc. Series B	7/10/24	4,999,999

Cartesian Therapeutics, Inc.	7/02/24	7,500,000

Cyclerion Therapeutics, Inc.	4/02/19	1,404,026

ElevateBio LLC Series C	3/09/21	908,637

Korro Bio, Inc.	7/14/23	1,854,573

National Resilience, Inc. Series B	12/01/20	9,999,994

SalioGen Therapeutics, Inc. Series B	12/10/21	10,000,019

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Scorpion Therapeutics, Inc. Series B	1/08/21	7,500,000

Scorpion Therapeutics, Inc. Series C1	7/01/24	5,000,001

Tango Therapeutics, Inc.	8/09/23	2,403,181

Tectonic Therapeutic, Inc.	1/30/24	5,000,003

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	17,016,519	343,029,707	347,229,667	223,703	(182)	-	12,816,377	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	286,197,060	929,134,516	939,974,348	3,333,689	5,760	(5,760)	275,357,228	1.2%
Total	303,213,579	1,272,164,223	1,287,204,015	3,557,392	5,578	(5,760)	288,173,605

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
ArriVent Biopharma, Inc.	38,737,536	-	-	-	-	9,333,696	48,071,232
Cartesian Therapeutics, Inc.	8,198,668	4,944,511	-	-	-	(4,034,405)	-
Cartesian Therapeutics, Inc. rights	700,145	-	-	-	-	1,615,718	-
Krystal Biotech, Inc.	316,567,405	-	18,810,710	-	10,755,711	57,868,711	366,381,117
Longboard Pharmaceuticals, Inc.	39,446,886	-	2,343,042	-	770,085	23,869,379	-
Regulus Therapeutics, Inc.	4,296,222	-	4,022,121	-	(744,438)	1,548,589	-
Sensorion SA	5,544,514	10,014,758	-	-	-	(316,097)	15,243,175
Taysha Gene Therapies, Inc.	34,737,254	999,900	12,529,159	-	7,778,319	(15,698,111)	-
Total	448,228,630	15,959,169	37,705,032	-	18,559,677	74,187,480	429,695,524

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	4,946,860,133	4,895,512,060	859,540	50,488,533

Convertible Preferred Stocks	51,844,153	-	-	51,844,153

Money Market Funds	288,173,605	288,173,605	-	-
Total Investments in Securities:	5,286,877,891	5,183,685,665	859,540	102,332,686
The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Common Stocks
Beginning Balance	$57,175,954
Net Realized Gain (Loss) on Investment Securities	67,185
Net Unrealized Gain (Loss) on Investment Securities	(1,725,515)
Cost of Purchases	38,248
Proceeds of Sales	(67,336)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(5,000,003)
Ending Balance	$50,488,533
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2024	$(1,725,515)
Other Investments in Securities
Beginning Balance	$47,066,704
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(7,222,551)
Cost of Purchases	12,000,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$51,844,153
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2024	$(7,222,551)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Biotechnology Portfolio
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $267,379,921) - See accompanying schedule:
Unaffiliated issuers (cost $2,804,844,965)	$4,569,008,762
Fidelity Central Funds (cost $288,152,754)	288,173,605
Other affiliated issuers (cost $117,741,075)	429,695,524

Total Investment in Securities (cost $3,210,738,794)		$5,286,877,891
Receivable for investments sold		35,522,675
Receivable for fund shares sold		469,680
Dividends receivable		3,440,119
Distributions receivable from Fidelity Central Funds		574,821
Prepaid expenses		12,566
Other receivables		1,380,584
Total assets		5,328,278,336
Liabilities
Payable to custodian bank	$1,163,810
Payable for investments purchased	31,097,580
Payable for fund shares redeemed	1,813,921
Accrued management fee	2,534,478
Deferred taxes	6,695,874
Other payables and accrued expenses	1,560,288
Collateral on securities loaned	275,196,160
Total liabilities		320,062,111
Net Assets		$5,008,216,225
Net Assets consist of:
Paid in capital		$3,271,815,543
Total accumulated earnings (loss)		1,736,400,682
Net Assets		$5,008,216,225
Net Asset Value, offering price and redemption price per share ($5,008,216,225 ÷ 235,117,070 shares)		$21.30
Consolidated Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$19,356,245
Income from Fidelity Central Funds (including $3,333,689 from security lending)		3,557,392
Total income		22,913,637
Expenses
Management fee	$14,775,519
Custodian fees and expenses	139,211
Independent trustees' fees and expenses	9,877
Registration fees	36,501
Audit fees	60,812
Legal	3,973
Miscellaneous	85,888
Total expenses before reductions	15,111,781
Expense reductions	(100,209)
Total expenses after reductions		15,011,572
Net Investment income (loss)		7,902,065
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	100,645,783
Fidelity Central Funds	5,578
Other affiliated issuers	18,559,677
Foreign currency transactions	(33,372)
Total net realized gain (loss)		119,177,666
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred taxes of $440,333)	223,951,417
Fidelity Central Funds	(5,760)
Other affiliated issuers	74,187,480
Assets and liabilities in foreign currencies	9,658
Total change in net unrealized appreciation (depreciation)		298,142,795
Net gain (loss)		417,320,461
Net increase (decrease) in net assets resulting from operations		$425,222,526
Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,902,065	$7,038,061
Net realized gain (loss)	119,177,666	337,216,108
Change in net unrealized appreciation (depreciation)	298,142,795	586,430,769
Net increase (decrease) in net assets resulting from operations	425,222,526	930,684,938
Distributions to shareholders	(15,560,050)	(20,921,962)

Share transactions
Proceeds from sales of shares	105,523,225	355,598,248
Reinvestment of distributions	14,463,937	19,492,812
Cost of shares redeemed	(435,964,812)	(1,339,429,723)

Net increase (decrease) in net assets resulting from share transactions	(315,977,650)	(964,338,663)
Total increase (decrease) in net assets	93,684,826	(54,575,687)

Net Assets
Beginning of period	4,914,531,399	4,969,107,086
End of period	$5,008,216,225	$4,914,531,399

Other Information
Shares
Sold	5,354,530	22,190,655
Issued in reinvestment of distributions	792,111	1,243,749
Redeemed	(22,605,371)	(83,162,823)
Net increase (decrease)	(16,458,730)	(59,728,419)

Consolidated Financial Highlights
Biotechnology Portfolio

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$19.53	$15.96	$15.78	$25.52	$21.02	$21.14
Income from Investment Operations
Net investment income (loss) B,C	.03	.03	(.01)	(.03)	(.01)	.05
Net realized and unrealized gain (loss)	1.80	3.62	.19	(6.91)	9.41	1.79
Total from investment operations	1.83	3.65	.18	(6.94)	9.40	1.84
Distributions from net investment income	(.06)	(.08)	-	(.03)	(.07)	(.03)
Distributions from net realized gain	-	-	-	(2.77)	(4.84)	(1.93)
Total distributions	(.06)	(.08)	-	(2.80)	(4.90) D	(1.96)
Net asset value, end of period	$21.30	$19.53	$15.96	$15.78	$25.52	$21.02
Total Return E,F	9.44%	22.99%	1.14%	(29.49)%	47.35%	8.57%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.64% I	.71%	.72%	.69%	.70%	.72%
Expenses net of fee waivers, if any	.64 % I	.71%	.71%	.69%	.70%	.72%
Expenses net of all reductions	.64% I	.71%	.71%	.69%	.69%	.72%
Net investment income (loss)	.34% I	.15%	(.05)%	(.14)%	(.03)%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$5,008,216	$4,914,531	$4,969,107	$5,280,692	$8,873,624	$6,624,752
Portfolio turnover rate J	31 % I	52% K	51%	46%	78%	50%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Health Care Portfolio
Consolidated Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($)
Biotechnology - 22.8%
Biotechnology - 22.8%
Acumen Pharmaceuticals, Inc. (a)	1,140,000	3,123,600
Allogene Therapeutics, Inc. (a)(b)	4,350,000	11,440,500
Alnylam Pharmaceuticals, Inc. (a)	670,000	176,002,300
Apogee Therapeutics, Inc. (a)	52,600	2,691,542
Arcellx, Inc. (a)	400,000	27,496,000
Arcus Biosciences, Inc. (a)	700,000	11,984,000
Argenx SE ADR (a)	280,000	144,849,600
Ascendis Pharma A/S sponsored ADR (a)	820,000	113,529,000
Avidity Biosciences, Inc. (a)	500,000	22,000,000
Blueprint Medicines Corp. (a)	650,000	62,101,000
Cargo Therapeutics, Inc. (b)	995,805	18,780,882
Caris Life Sciences, Inc. (a)(c)(d)	1,420,479	4,517,123
Cartesian Therapeutics, Inc. (c)	368,992	5,151,128
Celldex Therapeutics, Inc. (a)	550,000	22,731,500
Cytokinetics, Inc. (a)(b)	1,240,000	70,779,200
Day One Biopharmaceuticals, Inc. (a)(b)	370,652	5,129,824
Dyne Therapeutics, Inc. (a)	241,766	11,142,995
Exact Sciences Corp. (a)(b)	1,670,000	103,022,300
Immunocore Holdings PLC ADR (a)(b)	411,288	14,757,013
Intellia Therapeutics, Inc. (a)(b)	560,000	12,566,400
Janux Therapeutics, Inc. (a)	650,000	30,537,000
Keros Therapeutics, Inc. (a)	650,000	29,477,500
Legend Biotech Corp. ADR (a)	2,500,000	143,875,000
Merus BV (a)	1,000,000	50,990,000
Moonlake Immunotherapeutics Class A (a)	500,000	23,395,000
Nuvalent, Inc. Class A (a)	670,000	57,037,100
Oruka Therapeutics, Inc. (e)	10,647,058	25,552,939
Perspective Therapeutics, Inc. (a)(b)	434,289	6,861,766
Poseida Therapeutics, Inc. (a)	2,387,521	6,828,310
Regeneron Pharmaceuticals, Inc. (a)	280,000	331,713,200
Soleno Therapeutics, Inc. (a)(b)	300,000	14,685,000
Spyre Therapeutics, Inc. (a)	500,000	14,375,000
Summit Therapeutics, Inc. (a)(b)	1,100,000	14,278,000
Vaxcyte, Inc. (a)	1,400,000	113,064,000
Viking Therapeutics, Inc. (a)	64,927	4,163,119
Viridian Therapeutics, Inc. (a)	1,500,000	22,020,000
Xenon Pharmaceuticals, Inc. (a)	1,200,000	48,408,000
Zealand Pharma A/S (a)	14,600	1,918,007
		1,782,974,848
Health Care Equipment & Supplies - 24.0%
Health Care Equipment - 24.0%
Boston Scientific Corp. (a)	9,000,000	736,110,000
DexCom, Inc. (a)	140,000	9,707,600
Glaukos Corp. (a)	850,000	113,806,500
Inspire Medical Systems, Inc. (a)(b)	445,000	80,019,900
Insulet Corp. (a)	969,000	196,484,130
Intuitive Surgical, Inc. (a)	215,000	105,915,450
Masimo Corp. (a)	970,000	113,994,400
Medical Microinstruments, Inc. warrants 2/16/31 (a)(c)(d)	15,815	192,152
Penumbra, Inc. (a)	1,350,000	273,132,000
PROCEPT BioRobotics Corp. (a)	600,000	47,400,000
Stryker Corp.	555,000	200,033,100
		1,876,795,232
Health Care Providers & Services - 22.4%
Health Care Distributors - 1.8%
McKesson Corp.	254,000	142,514,320
Health Care Facilities - 1.5%
Surgery Partners, Inc. (a)	3,600,000	115,020,000
Health Care Services - 6.2%
agilon health, Inc. (a)(b)	5,000,000	20,400,000
BrightSpring Health Services, Inc. (b)	2,850,000	35,767,500
Cigna Group	690,000	249,648,900
CVS Health Corp.	1,000,000	57,240,000
LifeStance Health Group, Inc. (a)	6,700,000	42,277,000
Privia Health Group, Inc. (a)	4,000,000	80,560,000
		485,893,400
Managed Health Care - 12.9%
Alignment Healthcare, Inc. (a)	5,600,000	50,456,000
Centene Corp. (a)	1,000,000	78,830,000
Humana, Inc.	100,000	35,447,000
UnitedHealth Group, Inc.	1,420,000	838,084,000
		1,002,817,000
TOTAL HEALTH CARE PROVIDERS & SERVICES		1,746,244,720
Health Care Technology - 1.7%
Health Care Technology - 1.7%
Phreesia, Inc. (a)	1,449,451	37,265,385
Veeva Systems, Inc. Class A (a)	452,820	98,008,361
		135,273,746
Life Sciences Tools & Services - 10.6%
Life Sciences Tools & Services - 10.6%
10X Genomics, Inc.:
Class A (a)	1,996,356	46,614,913
Class B (a)(f)	500,000	11,675,000
Bruker Corp.	1,180,000	79,284,200
Danaher Corp.	1,700,000	457,827,000
IQVIA Holdings, Inc. (a)	370,000	93,073,500
Thermo Fisher Scientific, Inc.	165,000	101,486,550
West Pharmaceutical Services, Inc.	108,000	33,872,040
		823,833,203
Pharmaceuticals - 16.6%
Pharmaceuticals - 16.6%
AstraZeneca PLC (United Kingdom)	690,000	120,933,289
Contineum Therapeutics, Inc. Class A	200,000	3,898,000
Eli Lilly & Co.	675,000	648,013,500
Enliven Therapeutics, Inc. (a)	500,000	10,940,000
Merck & Co., Inc.	2,500,000	296,125,000
Pharvaris BV (a)	740,755	13,333,590
Rapport Therapeutics, Inc. (b)	276,132	6,005,871
Royalty Pharma PLC Class A	2,200,000	63,866,000
Structure Therapeutics, Inc. ADR (a)	670,000	25,547,100
UCB SA	590,000	106,762,848
		1,295,425,198
TOTAL COMMON STOCKS (Cost $4,314,934,868)		7,660,546,947

Convertible Preferred Stocks - 1.5%
	Shares	Value ($)
Biotechnology - 0.7%
Biotechnology - 0.7%
Asimov, Inc. Series B (a)(c)(d)	101,438	4,289,813
Caris Life Sciences, Inc. Series D (a)(c)(d)	3,206,021	10,195,147
Cleerly, Inc. Series C (a)(c)(d)	1,285,367	13,959,086
Element Biosciences, Inc.:
Series C (a)(c)(d)	572,265	6,134,681
Series D (c)(d)	413,355	3,244,837
Series D1 (c)(d)	413,355	3,244,837
ElevateBio LLC Series C (a)(c)(d)	254,900	836,072
Endeavor BioMedicines, Inc. Series C (c)(d)	1,366,212	9,809,402
Inscripta, Inc. Series E (a)(c)(d)	1,282,228	3,859,506
		55,573,381
Financial Services - 0.1%
Specialized Finance - 0.1%
Saluda Medical, Inc. Series E (a)(c)(d)	1,155,359	8,122,174
Health Care Equipment & Supplies - 0.3%
Health Care Equipment - 0.3%
Insightec Ltd. Series G (c)(d)	11,853,768	10,668,391
Medical Microinstruments, Inc. Series C (c)(d)	316,310	10,501,492
		21,169,883
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(d)	380,451	1,906,060
Thriveworks TopCo LLC Series B (a)(c)(d)(g)	473,270	4,249,965
		6,156,025
Health Care Technology - 0.3%
Health Care Technology - 0.3%
Aledade, Inc.:
Series B1 (a)(c)(d)	201,220	7,962,275
Series E1 (a)(c)(d)	56,664	2,242,194
Candid Therapeutics Series B (c)(d)	3,162,302	3,794,762
Omada Health, Inc. Series E (a)(c)(d)	2,153,073	8,224,739
Wugen, Inc. Series B (a)(c)(d)	454,342	1,890,063
		24,114,033
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (a)(c)(d)	3,696,429	3,141,965
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $176,741,061)		118,277,461

Convertible Bonds - 0.1%
	Principal Amount (h)	Value ($)
Health Care Technology - 0.0%
Health Care Technology - 0.0%
Wugen, Inc. 10% 6/14/25 (c)(d)	2,299,153	2,374,335
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Galvanize Therapeutics 6% 2/28/27 (c)(d)	3,306,100	3,494,217
TOTAL CONVERTIBLE BONDS (Cost $5,605,253)		5,868,552

Preferred Securities - 0.2%
	Principal Amount (h)	Value ($)
Health Care Equipment & Supplies - 0.2%
Health Care Supplies - 0.2%
Kardium, Inc. 10% 12/31/26 (c)(d) (Cost $12,154,428)	12,154,428	12,246,532

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i)	9,411,029	9,412,911
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	56,968,270	56,973,967
TOTAL MONEY MARKET FUNDS (Cost $66,385,128)		66,386,878

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $4,575,820,738)	7,863,326,370
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(52,507,958)
NET ASSETS - 100.0%	7,810,818,412

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $146,252,948 or 1.9% of net assets.

(d)	Level 3 security
(e)	Affiliated company
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,675,000 or 0.1% of net assets.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	7,704,855

Aledade, Inc. Series E1	5/20/22	2,822,683

Asimov, Inc. Series B	10/29/21	9,401,345

Candid Therapeutics Series B	8/27/24	3,794,762

Caris Life Sciences, Inc.	10/06/22	7,954,682

Caris Life Sciences, Inc. Series D	5/11/21	25,968,770

Cartesian Therapeutics, Inc.	7/02/24	7,379,840

Cleerly, Inc. Series C	7/08/22	15,142,394

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	5,403,602

Element Biosciences, Inc. Series C	6/21/21	11,763,880

Element Biosciences, Inc. Series D	6/28/24	3,242,067

Element Biosciences, Inc. Series D1	6/28/24	3,242,067

ElevateBio LLC Series C	3/09/21	1,069,306

Endeavor BioMedicines, Inc. Series C	4/22/24	8,913,987

Galvanize Therapeutics Series B	3/29/22	6,399,572

Galvanize Therapeutics 6% 2/28/27	2/28/24	3,306,100

Inscripta, Inc. Series E	3/30/21	11,322,073

Insightec Ltd. Series G	6/17/24	10,523,775

Kardium, Inc. 10% 12/31/26	5/31/24	12,154,428

Medical Microinstruments, Inc. warrants 2/16/31	2/16/24	0

Medical Microinstruments, Inc. Series C	2/16/24	10,543,783

Omada Health, Inc. Series E	12/22/21	12,908,103

Saluda Medical, Inc. Series E	4/06/23	9,328,137

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	13,584,368

Wugen, Inc. Series B	7/09/21	3,523,377

Wugen, Inc. 10% 6/14/25	6/14/24	2,299,153

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,213,126	374,884,977	368,685,864	206,141	672	-	9,412,911	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	90,247,976	339,448,239	372,722,249	250,801	-	1	56,973,967	0.2%
Total	93,461,102	714,333,216	741,408,113	456,942	672	1	66,386,878

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Oruka Therapeutics, Inc.	-	-	-	-	-	16,933,153	25,552,939
Total	-	-	-	-	-	16,933,153	25,552,939

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	7,660,546,947	7,534,904,383	120,933,289	4,709,275

Convertible Preferred Stocks	118,277,461	-	-	118,277,461

Convertible Bonds	5,868,552	-	-	5,868,552

Preferred Securities	12,246,532	-	-	12,246,532

Money Market Funds	66,386,878	66,386,878	-	-
Total Investments in Securities:	7,863,326,370	7,601,291,261	120,933,289	141,101,820
The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Convetible Preferred Stocks
Beginning Balance	$94,829,920
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(6,356,866)
Cost of Purchases	29,804,407
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$118,277,461
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2024	$(6,356,866)
Other Investments in Securities
Beginning Balance	$7,270,228
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	1,100,550
Cost of Purchases	14,453,581
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$22,824,359
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2024	$1,100,550

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Health Care Portfolio
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $56,106,301) - See accompanying schedule:
Unaffiliated issuers (cost $4,500,815,823)	$7,771,386,553
Fidelity Central Funds (cost $66,385,128)	66,386,878
Other affiliated issuers (cost $8,619,787)	25,552,939

Total Investment in Securities (cost $4,575,820,738)		$7,863,326,370
Receivable for investments sold		9,601,889
Receivable for fund shares sold		1,362,035
Dividends receivable		5,715,545
Interest receivable		453,579
Distributions receivable from Fidelity Central Funds		71,972
Prepaid expenses		15,317
Other receivables		904,543
Total assets		7,881,451,250
Liabilities
Payable for investments purchased	$4,776,563
Payable for fund shares redeemed	3,921,072
Accrued management fee	3,892,747
Other payables and accrued expenses	1,090,314
Collateral on securities loaned	56,952,142
Total liabilities		70,632,838
Net Assets		$7,810,818,412
Net Assets consist of:
Paid in capital		$4,247,616,085
Total accumulated earnings (loss)		3,563,202,327
Net Assets		$7,810,818,412
Net Asset Value, offering price and redemption price per share ($7,810,818,412 ÷ 246,843,391 shares)		$31.64
Consolidated Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$21,208,217
Interest		149,565
Income from Fidelity Central Funds (including $250,801 from security lending)		456,942
Total income		21,814,724
Expenses
Management fee	$23,517,028
Custodian fees and expenses	93,479
Independent trustees' fees and expenses	16,100
Registration fees	34,862
Audit fees	35,225
Legal	4,728
Interest	29,891
Miscellaneous	112,334
Total expenses before reductions	23,843,647
Expense reductions	(162,450)
Total expenses after reductions		23,681,197
Net Investment income (loss)		(1,866,473)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	306,802,750
Fidelity Central Funds	672
Foreign currency transactions	18,071
Total net realized gain (loss)		306,821,493
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	231,499,828
Fidelity Central Funds	1
Other affiliated issuers	16,933,152
Assets and liabilities in foreign currencies	125,110
Total change in net unrealized appreciation (depreciation)		248,558,091
Net gain (loss)		555,379,584
Net increase (decrease) in net assets resulting from operations		$553,513,111
Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,866,473)	$(4,761,758)
Net realized gain (loss)	306,821,493	321,000,314
Change in net unrealized appreciation (depreciation)	248,558,091	530,618,894
Net increase (decrease) in net assets resulting from operations	553,513,111	846,857,450
Distributions to shareholders	(238,172,866)	-

Share transactions
Proceeds from sales of shares	117,931,118	489,323,946
Reinvestment of distributions	216,875,836	-
Cost of shares redeemed	(752,271,119)	(1,576,703,467)

Net increase (decrease) in net assets resulting from share transactions	(417,464,165)	(1,087,379,521)
Total increase (decrease) in net assets	(102,123,920)	(240,522,071)

Net Assets
Beginning of period	7,912,942,332	8,153,464,403
End of period	$7,810,818,412	$7,912,942,332

Other Information
Shares
Sold	4,001,410	17,502,505
Issued in reinvestment of distributions	7,660,750	-
Redeemed	(25,620,006)	(56,642,005)
Net increase (decrease)	(13,957,846)	(39,139,500)

Consolidated Financial Highlights
Health Care Portfolio

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$30.34	$27.18	$28.30	$32.18	$26.53	$24.48
Income from Investment Operations
Net investment income (loss) B,C	(.01)	(.02)	(.03)	(.03)	- D	.04
Net realized and unrealized gain (loss)	2.24	3.18	(.50)	(.92)	9.23	2.40
Total from investment operations	2.23	3.16	(.53)	(.95)	9.23	2.44
Distributions from net investment income	-	-	-	(.04) E	(.18)	(.03)
Distributions from net realized gain	(.93)	-	(.59)	(2.89) E	(3.40)	(.36)
Total distributions	(.93)	-	(.59)	(2.93)	(3.58)	(.39)
Net asset value, end of period	$31.64	$30.34	$27.18	$28.30	$32.18	$26.53
Total Return F,G	7.71%	11.63%	(2.05)%	(3.67)%	36.00%	9.84%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.63% J	.69%	.69%	.68%	.69%	.70%
Expenses net of fee waivers, if any	.63 % J	.68%	.68%	.67%	.69%	.70%
Expenses net of all reductions	.63% J	.68%	.68%	.67%	.69%	.70%
Net investment income (loss)	(.05)% J	(.06)%	(.10)%	(.10)%	(.01)%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$7,810,818	$7,912,942	$8,153,464	$8,999,209	$10,353,077	$7,220,187
Portfolio turnover rate K	35 % J	46%	40%	31%	52%	36% L

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Health Care Services Portfolio
Consolidated Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
Health Care Providers & Services - 99.5%
Health Care Distributors - 9.8%
Cencora, Inc.	255,600	61,234,092
McKesson Corp.	133,800	75,072,504
		136,306,596
Health Care Facilities - 18.8%
Acadia Healthcare Co., Inc. (a)	560,700	45,938,151
Encompass Health Corp.	450,600	41,928,330
HCA Holdings, Inc.	118,000	46,679,620
Surgery Partners, Inc. (a)(b)	944,236	30,168,340
Tenet Healthcare Corp. (a)	257,400	42,687,216
U.S. Physical Therapy, Inc. (b)	163,300	13,978,480
Universal Health Services, Inc. Class B	173,300	41,240,201
		262,620,338
Health Care Services - 29.5%
agilon health, Inc. (a)(b)	3,926,860	16,021,589
Astrana Health, Inc. (a)	153,738	7,347,139
BrightSpring Health Services, Inc. (b)	1,414,900	17,756,995
Chemed Corp.	72,300	42,380,091
Cigna Group	360,672	130,494,736
CVS Health Corp.	2,025,870	115,960,799
LifeStance Health Group, Inc. (a)(b)	4,179,459	26,372,386
Option Care Health, Inc. (a)	770,400	24,668,208
Privia Health Group, Inc. (a)(b)	1,502,363	30,257,591
		411,259,534
Managed Health Care - 41.4%
Alignment Healthcare, Inc. (a)	1,141,222	10,282,410
Centene Corp. (a)	611,684	48,219,050
Elevance Health, Inc.	110,302	61,426,081
Humana, Inc.	175,000	62,032,250
Molina Healthcare, Inc. (a)	149,500	52,293,605
UnitedHealth Group, Inc.	582,650	343,880,030
		578,133,426
TOTAL COMMON STOCKS (Cost $830,892,491)		1,388,319,894

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
Thriveworks TopCo LLC Series B (a)(c)(d)(e)	69,639	625,358
Health Care Technology - 0.4%
Health Care Technology - 0.4%
Aledade, Inc.:
Series B1 (a)(d)(e)	52,232	2,066,820
Series E1 (a)(d)(e)	40,149	1,588,696
Series F (a)(d)(e)	59,859	2,368,621
		6,024,137
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,136,999)		6,649,495

Money Market Funds - 4.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	3,985,426	3,986,223
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	60,510,501	60,516,552
TOTAL MONEY MARKET FUNDS (Cost $64,502,775)		64,502,775

TOTAL INVESTMENT IN SECURITIES - 104.6% (Cost $904,532,265)	1,459,472,164
NET OTHER ASSETS (LIABILITIES) - (4.6)%	(63,787,667)
NET ASSETS - 100.0%	1,395,684,497

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,649,495 or 0.5% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	2,000,000

Aledade, Inc. Series E1	5/20/22	1,999,998

Aledade, Inc. Series F	6/07/23	2,999,983

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	1,998,863

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	8,504,694	175,773,043	180,292,068	189,920	554	-	3,986,223	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	87,877,224	402,904,470	430,265,142	75,348	-	-	60,516,552	0.3%
Total	96,381,918	578,677,513	610,557,210	265,268	554	-	64,502,775

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	1,388,319,894	1,388,319,894	-	-

Convertible Preferred Stocks	6,649,495	-	-	6,649,495

Money Market Funds	64,502,775	64,502,775	-	-
Total Investments in Securities:	1,459,472,164	1,452,822,669	-	6,649,495
Health Care Services Portfolio
Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $58,428,270) - See accompanying schedule:
Unaffiliated issuers (cost $840,029,490)	$1,394,969,389
Fidelity Central Funds (cost $64,502,775)	64,502,775

Total Investment in Securities (cost $904,532,265)		$1,459,472,164
Receivable for investments sold		6,938,913
Receivable for fund shares sold		184,478
Dividends receivable		167,020
Distributions receivable from Fidelity Central Funds		17,990
Prepaid expenses		2,510
Other receivables		104,307
Total assets		1,466,887,382
Liabilities
Payable for investments purchased	$8,793,500
Payable for fund shares redeemed	990,731
Accrued management fee	749,520
Other payables and accrued expenses	156,010
Collateral on securities loaned	60,513,124
Total liabilities		71,202,885
Net Assets		$1,395,684,497
Net Assets consist of:
Paid in capital		$737,115,689
Total accumulated earnings (loss)		658,568,808
Net Assets		$1,395,684,497
Net Asset Value, offering price and redemption price per share ($1,395,684,497 ÷ 10,400,387 shares)		$134.20
Consolidated Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$7,994,017
Income from Fidelity Central Funds (including $75,348 from security lending)		265,268
Total income		8,259,285
Expenses
Management fee	$4,613,545
Custodian fees and expenses	5,726
Independent trustees' fees and expenses	3,083
Registration fees	29,120
Audit fees	20,004
Legal	1,423
Miscellaneous	32,405
Total expenses before reductions	4,705,306
Expense reductions	(32,388)
Total expenses after reductions		4,672,918
Net Investment income (loss)		3,586,367
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	114,165,698
Fidelity Central Funds	554
Foreign currency transactions	(51,562)
Total net realized gain (loss)		114,114,690
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(75,672,206)
Assets and liabilities in foreign currencies	(25)
Total change in net unrealized appreciation (depreciation)		(75,672,231)
Net gain (loss)		38,442,459
Net increase (decrease) in net assets resulting from operations		$42,028,826
Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,586,367	$6,477,255
Net realized gain (loss)	114,114,690	81,216,159
Change in net unrealized appreciation (depreciation)	(75,672,231)	37,012,719
Net increase (decrease) in net assets resulting from operations	42,028,826	124,706,133
Distributions to shareholders	(50,457,716)	(9,047,588)

Share transactions
Proceeds from sales of shares	62,871,888	267,755,314
Reinvestment of distributions	44,946,671	8,038,404
Cost of shares redeemed	(248,721,904)	(555,137,698)

Net increase (decrease) in net assets resulting from share transactions	(140,903,345)	(279,343,980)
Total increase (decrease) in net assets	(149,332,235)	(163,685,435)

Net Assets
Beginning of period	1,545,016,732	1,708,702,167
End of period	$1,395,684,497	$1,545,016,732

Other Information
Shares
Sold	494,624	2,082,554
Issued in reinvestment of distributions	367,662	60,870
Redeemed	(1,959,814)	(4,340,224)
Net increase (decrease)	(1,097,528)	(2,196,800)

Consolidated Financial Highlights
Health Care Services Portfolio

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$134.37	$124.77	$131.98	$121.44	$94.72	$89.28
Income from Investment Operations
Net investment income (loss) B,C	.33	.52	.28	.29	.06	.23
Net realized and unrealized gain (loss)	4.05	9.84	(.47)	20.01	27.59	5.50
Total from investment operations	4.38	10.36	(.19)	20.30	27.65	5.73
Distributions from net investment income	(.01)	(.46)	(.31)	(.22) D	(.93)	(.29)
Distributions from net realized gain	(4.54)	(.30)	(6.71)	(9.55) D	-	-
Total distributions	(4.55)	(.76)	(7.02)	(9.76) E	(.93)	(.29)
Net asset value, end of period	$134.20	$134.37	$124.77	$131.98	$121.44	$94.72
Total Return F,G	3.59%	8.32%	(.64)%	16.85%	29.43%	6.39%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.67% J	.73%	.73%	.71%	.73%	.75%
Expenses net of fee waivers, if any	.67 % J	.73%	.73%	.71%	.73%	.75%
Expenses net of all reductions	.67% J	.73%	.73%	.71%	.73%	.75%
Net investment income (loss)	.51% J	.41%	.21%	.22%	.05%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$1,395,684	$1,545,017	$1,708,702	$1,214,032	$1,100,913	$1,003,206
Portfolio turnover rate K	66 % J	32%	30%	35%	34%	37%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Medical Technology and Devices Portfolio
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.5%
	Shares	Value ($)
Biotechnology - 3.2%
Biotechnology - 3.2%
Exact Sciences Corp. (a)	1,400,000	86,366,000
Natera, Inc. (a)	350,000	41,391,000
Repligen Corp. (a)	180,000	27,167,400
Vericel Corp. (a)	307,635	15,889,348
		170,813,748
Financial Services - 0.0%
Specialized Finance - 0.0%
Saluda Medical, Inc. warrants 1/20/27 (a)(b)(c)	235,185	376,296
Health Care Equipment & Supplies - 54.8%
Health Care Equipment - 52.2%
Abbott Laboratories	2,280,000	258,255,600
Boston Scientific Corp. (a)	8,500,000	695,215,001
DexCom, Inc. (a)	1,120,000	77,660,800
Edwards Lifesciences Corp. (a)	1,160,000	81,153,600
Glaukos Corp. (a)	860,000	115,145,400
Inspire Medical Systems, Inc. (a)	460,000	82,717,200
Insulet Corp. (a)	1,120,000	227,102,400
Intuitive Surgical, Inc. (a)	900,000	443,367,000
Masimo Corp. (a)	1,150,000	135,148,000
Outset Medical, Inc. (a)(d)(e)	3,300,000	1,749,000
Penumbra, Inc. (a)	1,210,000	244,807,200
PROCEPT BioRobotics Corp. (a)(d)	900,000	71,100,000
Stryker Corp.	1,000,000	360,420,000
		2,793,841,201
Health Care Supplies - 2.6%
Alcon, Inc.	900,000	87,912,000
Align Technology, Inc. (a)	75,000	17,791,500
ASAHI INTECC Co. Ltd.	1,000,000	18,267,323
ICU Medical, Inc. (a)	90,000	14,879,700
		138,850,523
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		2,932,691,724
Health Care Providers & Services - 1.6%
Health Care Services - 1.6%
agilon health, Inc. (a)	2,000,000	8,160,000
LifeStance Health Group, Inc. (a)(d)	6,000,000	37,860,000
Privia Health Group, Inc. (a)	2,000,000	40,280,000
		86,300,000
Health Care Technology - 4.9%
Health Care Technology - 4.9%
DNA Script (a)(b)(c)	1,220	94,064
DNA Script (a)(b)(c)	4,668	360,272
Doximity, Inc. Class A (a)(d)	1,120,000	41,193,600
Phreesia, Inc. (a)	2,269,933	58,359,977
PrognomiQ, Inc. (a)(c)	445,258	111,315
Veeva Systems, Inc. Class A (a)	762,343	165,001,519
		265,120,747
Life Sciences Tools & Services - 32.0%
Life Sciences Tools & Services - 32.0%
10X Genomics, Inc.:
Class A (a)	2,001,065	46,724,868
Class B (a)(f)	392,772	9,171,226
Agilent Technologies, Inc.	280,000	40,017,600
Bio-Techne Corp.	280,000	20,717,200
Bruker Corp.	1,600,000	107,504,000
Danaher Corp.	2,500,000	673,275,000
IQVIA Holdings, Inc. (a)	650,000	163,507,500
QIAGEN NV (Germany)	650,000	29,796,610
Sartorius Stedim Biotech	144,000	29,288,678
Thermo Fisher Scientific, Inc.	820,000	504,357,400
West Pharmaceutical Services, Inc.	280,000	87,816,400
		1,712,176,482
TOTAL COMMON STOCKS (Cost $2,715,321,727)		5,167,478,997

Convertible Preferred Stocks - 2.4%
	Shares	Value ($)
Biotechnology - 0.8%
Biotechnology - 0.8%
Asimov, Inc. Series B (a)(b)(c)	97,985	4,143,786
Caris Life Sciences, Inc. Series D (a)(b)(c)	2,803,935	8,916,513
Element Biosciences, Inc. Series B (a)(b)(c)	2,385,223	18,270,808
ElevateBio LLC Series C (a)(b)(c)	214,700	704,216
Inscripta, Inc. Series D (a)(b)(c)	3,938,731	9,374,180
		41,409,503
Financial Services - 0.3%
Specialized Finance - 0.3%
Saluda Medical, Inc. Series D (a)(b)(c)	1,567,904	14,126,815
Health Care Equipment & Supplies - 0.2%
Health Care Supplies - 0.2%
Kardium, Inc. Series D6 (a)(b)(c)	13,783,189	9,786,064
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
Conformal Medical, Inc.:
Series C (a)(b)(c)	2,605,625	9,901,375
Series D (a)(b)(c)	525,299	2,348,087
dMed Biopharmaceutical Co. Ltd. Series C (a)(b)(c)	309,255	1,549,368
		13,798,830
Health Care Technology - 0.5%
Health Care Technology - 0.5%
Aledade, Inc.:
Series B1 (a)(b)(c)	175,232	6,933,930
Series E1 (a)(b)(c)	58,567	2,317,496
DNA Script:
Series B (a)(b)(c)	59	5,134
Series C (a)(b)(c)	28,249	9,176,515
Omada Health, Inc. Series E (a)(b)(c)	2,182,939	8,338,827
		26,771,902
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (a)(b)(c)	3,641,139	3,094,968
Textiles, Apparel & Luxury Goods - 0.4%
Textiles - 0.4%
Freenome, Inc.:
Series C (a)(b)(c)	2,268,156	13,223,349
Series D (a)(b)(c)	1,325,855	8,246,818
		21,470,167
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $192,448,987)		130,458,249

Convertible Bonds - 0.1%
	Principal Amount (g)	Value ($)
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Galvanize Therapeutics 6% 2/28/27 (b)(c) (Cost $2,433,800)	2,433,800	2,572,283

Preferred Securities - 0.3%
	Principal Amount (g)	Value ($)
Health Care Equipment & Supplies - 0.3%
Health Care Supplies - 0.3%
Kardium, Inc. 0% (b)(c)(h) (Cost $19,551,861)	19,551,861	13,666,751

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i)	29,975,631	29,981,626
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	29,679,370	29,682,338
TOTAL MONEY MARKET FUNDS (Cost $59,663,964)		59,663,964

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $2,989,420,339)	5,373,840,244
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(20,894,690)
NET ASSETS - 100.0%	5,352,945,554

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $147,527,915 or 2.8% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Affiliated company
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,171,226 or 0.2% of net assets.

(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series B1	5/07/21	6,709,756

Aledade, Inc. Series E1	5/20/22	2,917,480

Asimov, Inc. Series B	10/29/21	9,081,318

Caris Life Sciences, Inc. Series D	5/11/21	22,711,874

Conformal Medical, Inc. Series C	7/24/20	9,554,996

Conformal Medical, Inc. Series D	5/26/23	2,668,340

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	4,392,395

DNA Script	12/17/21	4,714,776

DNA Script Series B	12/17/21	47,244

DNA Script Series C	10/01/21	24,572,393

Element Biosciences, Inc. Series B	12/13/19	12,500,000

ElevateBio LLC Series C	3/09/21	900,667

Freenome, Inc. Series C	8/14/20	14,999,996

Freenome, Inc. Series D	11/22/21	9,999,996

Galvanize Therapeutics Series B	3/29/22	6,303,849

Galvanize Therapeutics 6% 2/28/27	2/28/24	2,433,800

Inscripta, Inc. Series D	11/13/20	18,000,001

Kardium, Inc. Series D6	12/30/20	14,001,515

Kardium, Inc. 0%	12/30/20	19,551,861

Omada Health, Inc. Series E	12/22/21	13,087,156

Saluda Medical, Inc. warrants 1/20/27	1/20/22	0

Saluda Medical, Inc. Series D	1/20/22	20,000,011

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	18,516,986	526,056,739	514,591,752	437,499	(347)	-	29,981,626	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	149,430,952	330,059,157	449,807,771	38,518	-	-	29,682,338	0.1%
Total	167,947,938	856,115,896	964,399,523	476,017	(347)	-	59,663,964

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Outset Medical, Inc.	8,820,000	1,911,671	-	-	-	(8,982,671)	1,749,000
Total	8,820,000	1,911,671	-	-	-	(8,982,671)	1,749,000

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation
The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	5,167,478,997	5,166,537,050	-	941,947

Convertible Preferred Stocks	130,458,249	-	-	130,458,249

Convertible Bonds	2,572,283	-	-	2,572,283

Preferred Securities	13,666,751	-	-	13,666,751

Money Market Funds	59,663,964	59,663,964	-	-
Total Investments in Securities:	5,373,840,244	5,226,201,014	-	147,639,230
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$169,510,494
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(39,052,245)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$130,458,249
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2024	$(39,052,243)
Other Investments in Securities
Beginning Balance	$18,634,694
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(1,453,713)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$17,180,981
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2024	$(1,453,713)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Medical Technology and Devices Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $28,657,727) - See accompanying schedule:
Unaffiliated issuers (cost $2,906,499,061)	$5,312,427,280
Fidelity Central Funds (cost $59,663,964)	59,663,964
Other affiliated issuers (cost $23,257,314)	1,749,000

Total Investment in Securities (cost $2,989,420,339)		$5,373,840,244
Receivable for investments sold		15,734,096
Receivable for fund shares sold		1,979,359
Dividends receivable		446,525
Interest receivable		74,014
Distributions receivable from Fidelity Central Funds		74,973
Prepaid expenses		10,363
Other receivables		291,400
Total assets		5,392,450,974
Liabilities
Payable for investments purchased	$2,677,620
Payable for fund shares redeemed	4,032,199
Accrued management fee	2,704,007
Other payables and accrued expenses	417,821
Collateral on securities loaned	29,673,773
Total liabilities		39,505,420
Net Assets		$5,352,945,554
Net Assets consist of:
Paid in capital		$2,667,958,414
Total accumulated earnings (loss)		2,684,987,140
Net Assets		$5,352,945,554
Net Asset Value, offering price and redemption price per share ($5,352,945,554 ÷ 79,923,686 shares)		$66.98
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$6,888,318
Interest		74,264
Income from Fidelity Central Funds (including $38,518 from security lending)		476,017
Total income		7,438,599
Expenses
Management fee	$17,187,310
Custodian fees and expenses	24,855
Independent trustees' fees and expenses	11,899
Registration fees	18,114
Audit fees	28,825
Legal	1,995
Interest	10,928
Miscellaneous	104,771
Total expenses before reductions	17,388,697
Expense reductions	(120,445)
Total expenses after reductions		17,268,252
Net Investment income (loss)		(9,829,653)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	329,040,764
Fidelity Central Funds	(347)
Foreign currency transactions	125,427
Total net realized gain (loss)		329,165,844
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(128,446,659)
Affiliated issuers	(8,982,671)
Assets and liabilities in foreign currencies	13,547
Total change in net unrealized appreciation (depreciation)		(137,415,783)
Net gain (loss)		191,750,061
Net increase (decrease) in net assets resulting from operations		$181,920,408
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(9,829,653)	$(25,332,939)
Net realized gain (loss)	329,165,844	445,977,093
Change in net unrealized appreciation (depreciation)	(137,415,783)	(75,000,073)
Net increase (decrease) in net assets resulting from operations	181,920,408	345,644,081
Distributions to shareholders	(114,084,139)	-

Share transactions
Proceeds from sales of shares	75,904,693	313,528,922
Reinvestment of distributions	104,856,750	-
Cost of shares redeemed	(758,770,939)	(1,707,538,891)

Net increase (decrease) in net assets resulting from share transactions	(578,009,496)	(1,394,009,969)
Total increase (decrease) in net assets	(510,173,227)	(1,048,365,888)

Net Assets
Beginning of period	5,863,118,781	6,911,484,669
End of period	$5,352,945,554	$5,863,118,781

Other Information
Shares
Sold	1,177,508	5,030,213
Issued in reinvestment of distributions	1,635,321	-
Redeemed	(11,825,612)	(28,227,475)
Net increase (decrease)	(9,012,783)	(23,197,262)

Financial Highlights
Medical Technology and Devices Portfolio

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$65.92	$61.64	$70.83	$74.99	$55.88	$52.92
Income from Investment Operations
Net investment income (loss) B,C	(.12)	(.25)	(.24)	(.37)	(.24)	(.08)
Net realized and unrealized gain (loss)	2.50	4.53	(7.84)	2.97	24.19	4.10
Total from investment operations	2.38	4.28	(8.08)	2.60	23.95	4.02
Distributions from net realized gain	(1.32)	-	(1.11)	(6.76)	(4.84)	(1.06)
Total distributions	(1.32)	-	(1.11)	(6.76)	(4.84)	(1.06)
Net asset value, end of period	$66.98	$65.92	$61.64	$70.83	$74.99	$55.88
Total Return D,E	3.69%	6.94%	(11.64)%	2.95%	44.20%	7.46%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.64% H	.70%	.70%	.68%	.70%	.71%
Expenses net of fee waivers, if any	.63 % H	.70%	.70%	.68%	.70%	.71%
Expenses net of all reductions	.63% H	.70%	.70%	.68%	.70%	.71%
Net investment income (loss)	(.36)% H	(.40)%	(.38)%	(.46)%	(.36)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$5,352,946	$5,863,119	$6,911,485	$8,905,834	$8,673,299	$6,058,766
Portfolio turnover rate I	34 % H	42%	37%	32%	58%	35%

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Pharmaceuticals Portfolio
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.2%
	Shares	Value ($)
Biotechnology - 20.3%
Biotechnology - 20.3%
Alnylam Pharmaceuticals, Inc. (a)	14,671	3,853,925
Annexon, Inc. (a)	291,889	1,663,767
Arcellx, Inc. (a)	41,100	2,825,214
Arcus Biosciences, Inc. (a)	520,300	8,907,536
ArriVent Biopharma, Inc.	151,600	4,052,268
Ascendis Pharma A/S sponsored ADR (a)	36,100	4,998,045
Avidity Biosciences, Inc. (a)	820,100	36,084,400
Beam Therapeutics, Inc. (a)(b)	177,800	4,743,704
Biogen, Inc. (a)	77,100	15,786,996
BioNTech SE ADR (a)	145,405	12,827,629
bluebird bio, Inc. (a)(b)	2,226,000	1,249,899
Blueprint Medicines Corp. (a)	229,400	21,916,876
CRISPR Therapeutics AG (a)(b)	53,000	2,529,160
Cytokinetics, Inc. (a)	23,100	1,318,548
Dyne Therapeutics, Inc. (a)	925,800	42,670,122
Galapagos NV sponsored ADR (a)	36,900	1,074,528
Generation Bio Co. (a)(b)	715,276	1,888,329
Gilead Sciences, Inc.	777,500	61,422,500
Insmed, Inc. (a)	101,200	7,738,764
Intellia Therapeutics, Inc. (a)	172,900	3,879,876
Leap Therapeutics, Inc. warrants 1/31/26 (a)	60,600	72
Legend Biotech Corp. ADR (a)	834,200	48,008,210
Merus BV (a)	108,000	5,506,920
Moderna, Inc. (a)	443,700	34,342,380
Monte Rosa Therapeutics, Inc. (a)	796,400	4,913,788
NewAmsterdam Pharma Co. NV (a)(b)	330,200	5,421,884
Prothena Corp. PLC (a)	75,800	1,688,066
PTC Therapeutics, Inc. (a)	260,900	9,214,988
Sarepta Therapeutics, Inc. (a)	176,500	23,965,170
Spyre Therapeutics, Inc. (a)	148,742	4,276,333
Xenon Pharmaceuticals, Inc. (a)	226,000	9,116,840
		387,886,737
Consumer Staples Distribution & Retail - 0.0%
Drug Retail - 0.0%
MedAvail Holdings, Inc. (a)	66	0
Health Care Equipment & Supplies - 0.9%
Health Care Equipment - 0.9%
Ion Beam Applications SA (b)	478,300	6,355,128
Nyxoah SA (a)(b)	298,200	2,412,894
Nyxoah SA (a)(b)	157,311	1,258,488
Pulmonx Corp. (a)(b)	864,000	6,324,480
		16,350,990
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
agilon health, Inc. (a)	1,141,429	4,657,030
Life Sciences Tools & Services - 1.0%
Life Sciences Tools & Services - 1.0%
Gerresheimer AG	170,900	19,552,481
Pharmaceuticals - 73.8%
Pharmaceuticals - 73.8%
Agomab Therapeutics SA warrants 10/10/33 (a)(c)(d)	10	0
Arvinas Holding Co. LLC (a)	26,300	688,008
AstraZeneca PLC sponsored ADR	1,919,600	168,195,352
Axsome Therapeutics, Inc. (a)(b)	58,400	5,189,424
Bristol-Myers Squibb Co.	1,897,900	94,800,105
Catalent, Inc. (a)	228,900	13,953,744
Edgewise Therapeutics, Inc. (a)	346,900	6,504,375
Elanco Animal Health, Inc. (a)	1,581,000	24,458,070
Eli Lilly & Co.	477,361	458,276,107
Financiere de Tubize SA	70,400	9,416,239
Fulcrum Therapeutics, Inc. (a)(b)	683,600	5,844,780
Galderma Group AG	92,240	8,930,477
GSK PLC sponsored ADR	1,954,860	85,837,903
Harmony Biosciences Holdings, Inc. (a)	130,677	4,701,758
Merck & Co., Inc.	681,136	80,680,559
Merck KGaA	146,300	28,438,466
Novo Nordisk A/S Series B sponsored ADR	1,833,400	255,135,944
Ocular Therapeutix, Inc. (a)(b)	427,500	3,770,550
Royalty Pharma PLC Class A	1,192,000	34,603,760
Sandoz Group AG ADR (b)	4,979	219,176
Structure Therapeutics, Inc. ADR (a)	54,000	2,059,020
UCB SA	502,000	90,838,898
Zoetis, Inc. Class A	172,100	31,578,629
		1,414,121,344
TOTAL COMMON STOCKS (Cost $1,212,410,863)		1,842,568,582

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
Biotechnology - 0.1%
Biotechnology - 0.1%
Castle Creek Biosciences, Inc.:
Series C (a)(c)(d)	200	51,214
Series D1 (a)(c)(d)	6,308	1,446,487
Series D2 (a)(c)(d)	85	17,447
		1,515,148
Financial Services - 0.1%
Diversified Financial Services - 0.1%
Paragon Biosciences Emalex Capital, Inc.:
Series C (a)(c)(d)	158,879	1,982,810
Series D1 (a)(c)(d)	14,400	180,288
Series D2 (a)(c)(d)	22,477	267,926
		2,431,024
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Agomab Therapeutics SA Series C (c)(d)	7,729	2,041,673
Software - 0.1%
Systems Software - 0.1%
Evozyne, Inc.:
Series A (a)(c)(d)	5,900	106,731
Series B (c)(d)	56,643	1,024,105
		1,130,836
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,200,752)		7,118,681

Convertible Bonds - 0.0%
	Principal Amount (e)	Value ($)
Software - 0.0%
Systems Software - 0.0%
Evozyne, Inc. 6% 9/13/28 pay-in-kind (c)(d) (Cost $921,287)	921,287	1,033,684

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	57,807,149	57,818,710
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	16,801,725	16,803,405
TOTAL MONEY MARKET FUNDS (Cost $74,622,115)		74,622,115

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $1,294,155,017)	1,925,343,062
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(10,505,012)
NET ASSETS - 100.0%	1,914,838,050

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,152,365 or 0.4% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Agomab Therapeutics SA warrants 10/10/33	10/03/23	0

Agomab Therapeutics SA Series C	10/03/23	1,687,596

Castle Creek Biosciences, Inc. Series C	12/09/19	82,370

Castle Creek Biosciences, Inc. Series D1	4/19/22	1,356,409

Castle Creek Biosciences, Inc. Series D2	6/28/21	14,700

Evozyne, Inc. Series A	4/09/21	132,573

Evozyne, Inc. Series B	9/14/23	877,400

Evozyne, Inc. 6% 9/13/28 pay-in-kind	9/14/23 - 6/30/24	921,287

Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	1,700,005

Paragon Biosciences Emalex Capital, Inc. Series D1	10/21/22	155,952

Paragon Biosciences Emalex Capital, Inc. Series D2	5/18/22	193,747

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	14,130,101	370,454,482	326,766,031	550,120	158	-	57,818,710	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	43,199,783	165,094,386	191,490,764	276,837	-	-	16,803,405	0.1%
Total	57,329,884	535,548,868	518,256,795	826,957	158	-	74,622,115

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	1,842,568,582	1,842,568,510	72	-

Convertible Preferred Stocks	7,118,681	-	-	7,118,681

Convertible Bonds	1,033,684	-	-	1,033,684

Money Market Funds	74,622,115	74,622,115	-	-
Total Investments in Securities:	1,925,343,062	1,917,190,625	72	8,152,365
Pharmaceuticals Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,670,027) - See accompanying schedule:
Unaffiliated issuers (cost $1,219,532,902)	$1,850,720,947
Fidelity Central Funds (cost $74,622,115)	74,622,115

Total Investment in Securities (cost $1,294,155,017)		$1,925,343,062
Foreign currency held at value (cost $12,485)		12,485
Receivable for fund shares sold		3,521,135
Dividends receivable		2,658,969
Reclaims receivable		2,273,460
Interest receivable		9,668
Distributions receivable from Fidelity Central Funds		190,352
Prepaid expenses		2,911
Other receivables		188,464
Total assets		1,934,200,506
Liabilities
Payable for investments purchased	$288,104
Payable for fund shares redeemed	1,050,909
Accrued management fee	963,234
Other payables and accrued expenses	257,512
Collateral on securities loaned	16,802,697
Total liabilities		19,362,456
Net Assets		$1,914,838,050
Net Assets consist of:
Paid in capital		$1,289,006,452
Total accumulated earnings (loss)		625,831,598
Net Assets		$1,914,838,050
Net Asset Value, offering price and redemption price per share ($1,914,838,050 ÷ 60,629,162 shares)		$31.58
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$11,078,540
Foreign Tax Reclaims		576,339
Interest		12,750
Income from Fidelity Central Funds (including $276,837 from security lending)		826,957
Income before foreign taxes withheld		$12,494,586
Less foreign taxes withheld		(1,168,509)
Total income		11,326,077
Expenses
Management fee	$4,904,149
Custodian fees and expenses	28,114
Independent trustees' fees and expenses	2,727
Registration fees	111,211
Audit fees	28,445
Legal	1,903
Miscellaneous	29,076
Total expenses before reductions	5,105,625
Expense reductions	(20,618)
Total expenses after reductions		5,085,007
Net Investment income (loss)		6,241,070
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,512,777)
Fidelity Central Funds	158
Foreign currency transactions	(18,536)
Total net realized gain (loss)		(1,531,155)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	252,450,810
Assets and liabilities in foreign currencies	53,109
Total change in net unrealized appreciation (depreciation)		252,503,919
Net gain (loss)		250,972,764
Net increase (decrease) in net assets resulting from operations		$257,213,834
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,241,070	$7,478,391
Net realized gain (loss)	(1,531,155)	29,394,060
Change in net unrealized appreciation (depreciation)	252,503,919	219,936,230
Net increase (decrease) in net assets resulting from operations	257,213,834	256,808,681
Distributions to shareholders	(10,989,056)	(66,635,724)

Share transactions
Proceeds from sales of shares	763,888,333	272,144,354
Reinvestment of distributions	10,273,882	62,149,467
Cost of shares redeemed	(185,828,906)	(205,365,814)

Net increase (decrease) in net assets resulting from share transactions	588,333,309	128,928,007
Total increase (decrease) in net assets	834,558,087	319,100,964

Net Assets
Beginning of period	1,080,279,963	761,178,999
End of period	$1,914,838,050	$1,080,279,963

Other Information
Shares
Sold	26,648,084	11,175,456
Issued in reinvestment of distributions	386,818	2,733,902
Redeemed	(6,498,707)	(8,784,018)
Net increase (decrease)	20,536,195	5,125,340

Financial Highlights
Pharmaceuticals Portfolio

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$26.94	$21.77	$22.53	$23.92	$21.71	$21.07
Income from Investment Operations
Net investment income (loss) B,C	.12	.21	.23	.27	.27	.29
Net realized and unrealized gain (loss)	4.75	6.87	.19	.97	4.04	2.29
Total from investment operations	4.87	7.08	.42	1.24	4.31	2.58
Distributions from net investment income	(.05)	(.15)	(.30)	(.28)	(.31)	(.31)
Distributions from net realized gain	(.17)	(1.76)	(.88)	(2.35)	(1.79)	(1.64)
Total distributions	(.23) D	(1.91)	(1.18)	(2.63)	(2.10)	(1.94) D
Net asset value, end of period	$31.58	$26.94	$21.77	$22.53	$23.92	$21.71
Total Return E,F	18.23%	34.35%	1.60%	5.15%	20.46%	12.06%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.68% I	.74%	.76%	.75%	.77%	.78%
Expenses net of fee waivers, if any	.68 % I	.74%	.76%	.75%	.77%	.78%
Expenses net of all reductions	.68% I	.74%	.76%	.75%	.76%	.77%
Net investment income (loss)	.83% I	.88%	.99%	1.10%	1.13%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$1,914,838	$1,080,280	$761,179	$934,748	$833,380	$764,285
Portfolio turnover rate J	14 % I	44%	45%	29%	32%	52%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2024

1. Organization.
Biotechnology Portfolio, Health Care Portfolio, Health Care Services Portfolio, Medical Technology and Devices Portfolio and Pharmaceuticals Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The financial statements for Biotechnology Portfolio, Health Care Portfolio and Health Care Services Portfolio have been consolidated to include the Subsidiary accounts (see Consolidated Subsidiary note below).

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Biotechnology Portfolio:

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$102,332,686	Recovery Value	Recovery Value	$0.00	Increase
		Market Approach	Transaction price	$0.00 - $60.73 / $37.18	Increase
			Discount rate	10.0% - 40.0% / 33.7%	Decrease
		Market comparable	Enterprise value/Revenue multiple (EV/R)	15.0	Increase
		Discounted cash flow	Discount rate	4.3% - 12.6% / 9.7%	Decrease
			Probability rate	0.0% - 100.0% / 50.8%	Increase
			Term	0.2 - 6.7 / 3.2	Increase
		Black scholes	Discount rate	3.9%	Increase
			Volatility	75.0% - 80.0% / 77.4%	Increase
			Term	2.0 - 3.0 / 2.8	Increase

Health Care Portfolio:

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$122,986,736	Market Approach	Transaction price	$1.20 - $33.33 / $13.02	Increase
			Discount rate	10.0% - 70.0% / 23.7%	Decrease
			Premium rate	10.0%	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	2.00 - 15.00 / 4.50	Increase
		Black scholes	Discount rate	3.7% - 4.1% / 3.8%	Increase
			Volatility	45.0% - 90.0% / 66.6%	Increase
			Term	1.5 - 5.0 / 3.1	Increase
Corporate Bonds	$5,868,552	Market Approach	Transaction price	$100.00	Increase
			Discount rate	23.5%	Decrease
			Profitability rate	0.0% - 33.3% / 16.7%	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	7.0	Increase
			Discount rate	25.0%	Decrease
			Profitability rate	0.0% - 25.0% / 13.8%	Increase
		Black scholes	Discount rate	4.4%	Increase
			Volatility	55.0%	Increase
			Term	1.0	Increase
Preferred Securities	$12,246,532	Market Approach	Transaction price	$100.00	Increase
			Discount rate	36.1%	Decrease
			Profitability rate	0.0% - 50.0% / 25.0%	Increase
		Black scholes	Discount rate	3.8%	Increase
			Volatility	70.0%	Increase
			Term	2.3	Increase

Medical Technology and Devices Portfolio:

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$131,400,196	Market Approach	Transaction price	$0.61 - $8.83 / $6.42	Increase
			Discount rate	5.0% - 70.0% / 24.9%	Decrease
		Market comparable	Enterprise value/Revenue multiple (EV/R)	2.5 - 15.0 / 6.4	Increase
		Black scholes	Discount rate	3.7% - 4.1% / 3.8%	Increase
			Volatility	55.0% - 80.0% / 71.3%	Increase
			Term	1.5 - 4.0 / 2.8	Increase
Corporate Bonds	$2,572,283	Market comparable	Enterprise value/Revenue multiple (EV/R)	7.0	Increase
			Discount rate	25.0%	Decrease
			Profitability rate	0.0% - 25.0% / 13.8%	Increase
		Black scholes	Discount rate	4.4%	Increase
			Volatility	55.0%	Increase
			Term	1.0	Increase
Preferred Securities	$13,666,751	Market Approach	Transaction price	$100.00	Increase
			Discount rate	5.0%	Decrease
		Black scholes	Discount rate	3.7%	Increase
			Volatility	70.0%	Increase
			Term	3.0	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Biotechnology Portfolio	$1,380,583
Health Care Portfolio	904,543
Health Care Services Portfolio	101,979
Medical Technology and Devices Portfolio	291,400
Pharmaceuticals Portfolio	188,464

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, deferred Trustee compensation, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Biotechnology Portfolio	3,231,791,722	2,318,665,029	(263,578,859)	2,055,086,170
Health Care Portfolio	4,591,413,843	3,632,822,813	(360,910,286)	3,271,912,527
Health Care Services Portfolio	916,513,944	633,445,833	(90,487,613)	542,958,220
Medical Technology and Devices Portfolio	3,007,295,535	2,637,612,782	(271,068,073)	2,366,544,709
Pharmaceuticals Portfolio	1,299,690,061	690,195,104	(64,542,103)	625,653,001

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Biotechnology Portfolio	(413,076,732)	(-)	(413,076,732)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2023 to February 29, 2024 and, ordinary losses recognized during the period January 1, 2024 to February 29, 2024. Loss deferrals were as follows:

	Capital losses ($)	Ordinary losses ($)
Health Care Portfolio	(-)	(1,458,063)
Medical Technology and Devices Portfolio	(-)	(4,981,744)
Pharmaceuticals Portfolio	(3,384,865)	(-)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Biotechnology Portfolio	46,517,719.93
Health Care Portfolio	4,249,965.05
Health Care Services Portfolio	625,358.04

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Biotechnology Portfolio	741,943,268	1,069,021,159
Health Care Portfolio	1,330,790,285	1,996,459,892
Health Care Services Portfolio	468,009,497	646,536,037
Medical Technology and Devices Portfolio	924,735,049	1,629,334,483
Pharmaceuticals Portfolio	635,361,087	105,333,418

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Biotechnology Portfolio	10,305,851	82,617,211	154,175,532
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Effective March 1, 2024, each Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean each "Fund" as each Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Biotechnology Portfolio	.67
Health Care Portfolio	.65
Health Care Services Portfolio	.69
Medical Technology and Devices Portfolio	.66
Pharmaceuticals Portfolio	.70

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Biotechnology Portfolio	.63
Health Care Portfolio	.62
Health Care Services Portfolio	.66
Medical Technology and Devices Portfolio	.63
Pharmaceuticals Portfolio	.65

Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Biotechnology Portfolio	60,055
Health Care Portfolio	22,615
Health Care Services Portfolio	9,963
Medical Technology and Devices Portfolio	16,843
Pharmaceuticals Portfolio	9,856

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Health Care Portfolio	Borrower	5,331,829	5.57%	28,510
Medical Technology and Devices Portfolio	Borrower	5,431,077	5.57%	10,928

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Biotechnology Portfolio	24,040,608	75,020,563	9,469,138
Health Care Portfolio	124,774,472	189,716,441	43,245,712
Health Care Services Portfolio	25,386,904	59,098,100	3,218,577
Medical Technology and Devices Portfolio	40,022,511	105,668,369	30,763,189
Pharmaceuticals Portfolio	80,406,527	4,844,242	1,358,397

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
Biotechnology Portfolio	36,218

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Biotechnology Portfolio	4,121
Health Care Portfolio	6,758
Health Care Services Portfolio	1,308
Medical Technology and Devices Portfolio	5,040
Pharmaceuticals Portfolio	1,056

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Biotechnology Portfolio	356,781	40,327	258,171
Health Care Portfolio	26,602	2,598	20,400
Health Care Services Portfolio	7,896	20	-
Medical Technology and Devices Portfolio	3,967	20	-
Pharmaceuticals Portfolio	29,725	7	8,448

Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Health Care Portfolio	4,263,000	5.83%	1,381

8. Expense Reductions.
Through arrangements with each applicable Fund's custodian credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Biotechnology Portfolio	3,021
Health Care Services Portfolio	407

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount ($)
Biotechnology Portfolio	97,188
Health Care Portfolio	162,450
Health Care Services Portfolio	31,981
Medical Technology and Devices Portfolio	120,445
Pharmaceuticals Portfolio	20,618

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	50,178,154,296.75	92.38
Withheld	4,136,551,415.53	7.62
TOTAL	54,314,705,712.27	100.00
Robert A. Lawrence
Affirmative	50,131,321,830.27	92.30
Withheld	4,183,383,882.00	7.70
TOTAL	54,314,705,712.27	100.00
Vijay C. Advani
Affirmative	50,021,870,319.77	92.10
Withheld	4,292,835,392.50	7.90
TOTAL	54,314,705,712.27	100.00
Thomas P. Bostick
Affirmative	50,057,248,681.17	92.16
Withheld	4,257,457,031.10	7.84
TOTAL	54,314,705,712.27	100.00
Donald F. Donahue
Affirmative	49,998,023,290.27	92.05
Withheld	4,316,682,422.00	7.95
TOTAL	54,314,705,712.27	100.00
Vicki L. Fuller
Affirmative	50,146,578,363.15	92.33
Withheld	4,168,127,349.12	7.67
TOTAL	54,314,705,712.27	100.00
Patricia L. Kampling
Affirmative	50,227,895,949.71	92.48
Withheld	4,086,809,762.56	7.52
TOTAL	54,314,705,712.27	100.00
Thomas A. Kennedy
Affirmative	50,080,160,698.34	92.20
Withheld	4,234,545,013.93	7.80
TOTAL	54,314,705,712.27	100.00
Oscar Munoz
Affirmative	49,879,616,445.58	91.83
Withheld	4,435,089,266.69	8.17
TOTAL	54,314,705,712.27	100.00
Karen B. Peetz
Affirmative	50,078,105,799.58	92.20
Withheld	4,236,599,912.69	7.80
TOTAL	54,314,705,712.27	100.00
David M. Thomas
Affirmative	50,013,939,190.36	92.08
Withheld	4,300,766,521.91	7.92
TOTAL	54,314,705,712.27	100.00
Susan Tomasky
Affirmative	50,109,134,188.50	92.26
Withheld	4,205,571,523.77	7.74
TOTAL	54,314,705,712.27	100.00
Michael E. Wiley
Affirmative	50,016,526,096.47	92.09
Withheld	4,298,179,615.80	7.91
TOTAL	54,314,705,712.27	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts
Biotechnology Portfolio
Health Care Portfolio
Health Care Services Portfolio
Medial Technology and Devices Portfolio
Pharmaceuticals Portfolio
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for each fund, including each fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of each fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of each fund into a single fee based on tiered schedules and subject to a maximum rate (the Unified Fee). In exchange for the Unified Fee, each fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each fund would be no higher than the sum of (i) the lowest contractual management fee rate under each fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to each fund for the same services. The Board noted that certain expenses such as third-party expenses and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including each fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not each fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of each fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of each fund's assets or the day-to-day management of each fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of each fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to each fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of each fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that each fund's management fee structure is fair and reasonable, and that the funds' Advisory Contracts should be approved.

1.813645.119
SELHC-SANN-1024
Fidelity® Select Portfolios®
Consumer Discretionary Sector

Automotive Portfolio
Communication Services Portfolio
Construction and Housing Portfolio
Consumer Discretionary Portfolio
Leisure Portfolio
Retailing Portfolio

Semi-Annual Report
August 31, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Automotive Portfolio
Communication Services Portfolio
Construction and Housing Portfolio
Consumer Discretionary Portfolio
Leisure Portfolio
Retailing Portfolio
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Automotive Portfolio
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
Automobile Components - 10.9%
Automotive Parts & Equipment - 10.9%
Aptiv PLC (a)	49,517	3,541,951
Autoliv, Inc.	19,414	1,989,353
BorgWarner, Inc.	42,779	1,457,481
Gentex Corp.	17,658	553,225
Lear Corp.	4,915	573,335
Novem Group SA	15,177	72,811
		8,188,156
Automobiles - 53.7%
Automobile Manufacturers - 53.7%
Ferrari NV	12,243	6,082,200
Ford Motor Co.	203,290	2,274,815
General Motors Co.	123,227	6,134,240
Honda Motor Co. Ltd. sponsored ADR	101,299	3,337,802
Li Auto, Inc. ADR (a)(b)	160,777	3,128,720
NIO, Inc. sponsored ADR (a)(b)	74,259	300,006
Rivian Automotive, Inc. Class A (a)(b)	111,926	1,581,514
Stellantis NV (b)	121,548	2,039,575
Tesla, Inc. (a)	39,638	8,486,892
Toyota Motor Corp. sponsored ADR	35,516	6,740,937
XPeng, Inc. ADR (a)(b)	20,415	164,341
		40,271,042
Commercial Services & Supplies - 6.3%
Diversified Support Services - 6.3%
ACV Auctions, Inc. Class A (a)	70,232	1,314,041
Copart, Inc. (a)	64,064	3,392,829
		4,706,870
Consumer Staples Distribution & Retail - 0.3%
Food Retail - 0.3%
Maplebear, Inc. (NASDAQ)	5,765	206,906
Distributors - 4.5%
Distributors - 4.5%
Genuine Parts Co.	16,691	2,391,153
LKQ Corp.	23,609	981,898
		3,373,051
Ground Transportation - 1.9%
Passenger Ground Transportation - 1.9%
Uber Technologies, Inc. (a)	19,747	1,444,098
Specialty Retail - 21.1%
Automotive Retail - 21.1%
Advance Auto Parts, Inc.	10,091	457,223
AutoNation, Inc. (a)	6,121	1,089,416
AutoZone, Inc. (a)	1,092	3,474,176
Carvana Co. Class A (a)	17,356	2,614,161
Group 1 Automotive, Inc.	1,263	475,848
Lithia Motors, Inc. Class A (sub. vtg.)	3,197	962,553
O'Reilly Automotive, Inc. (a)	5,992	6,770,780
		15,844,157
Trading Companies & Distributors - 0.7%
Trading Companies & Distributors - 0.7%
Rush Enterprises, Inc. Class A	10,428	549,556
TOTAL COMMON STOCKS (Cost $40,921,938)		74,583,836

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
Electronic Equipment, Instruments & Components - 0.0%
Electronic Components - 0.0%
CelLink Corp. Series D (a)(c)(d) (Cost $77,048)	3,700	25,197

Money Market Funds - 8.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	180,075	180,111
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	6,401,295	6,401,935
TOTAL MONEY MARKET FUNDS (Cost $6,582,046)		6,582,046

TOTAL INVESTMENT IN SECURITIES - 108.2% (Cost $47,581,032)	81,191,079
NET OTHER ASSETS (LIABILITIES) - (8.2)%	(6,136,784)
NET ASSETS - 100.0%	75,054,295

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,197 or 0.0% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CelLink Corp. Series D	1/20/22	77,048

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	7,421,118	7,241,040	3,107	33	-	180,111	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	18,677,977	130,539,084	142,815,126	45,624	-	-	6,401,935	0.0%
Total	18,677,977	137,960,202	150,056,166	48,731	33	-	6,582,046

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	74,583,836	74,583,836	-	-

Convertible Preferred Stocks	25,197	-	-	25,197

Money Market Funds	6,582,046	6,582,046	-	-
Total Investments in Securities:	81,191,079	81,165,882	-	25,197
Automotive Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,184,003) - See accompanying schedule:
Unaffiliated issuers (cost $40,998,986)	$74,609,033
Fidelity Central Funds (cost $6,582,046)	6,582,046

Total Investment in Securities (cost $47,581,032)		$81,191,079
Receivable for investments sold		324,150
Receivable for fund shares sold		3,445
Dividends receivable		41,420
Distributions receivable from Fidelity Central Funds		1,831
Prepaid expenses		154
Other receivables		2,181
Total assets		81,564,260
Liabilities
Payable for fund shares redeemed	$38,166
Accrued management fee	40,998
Other payables and accrued expenses	29,276
Collateral on securities loaned	6,401,525
Total liabilities		6,509,965
Net Assets		$75,054,295
Net Assets consist of:
Paid in capital		$49,533,355
Total accumulated earnings (loss)		25,520,940
Net Assets		$75,054,295
Net Asset Value, offering price and redemption price per share ($75,054,295 ÷ 1,416,409 shares)		$52.99
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$779,634
Income from Fidelity Central Funds (including $45,624 from security lending)		48,731
Total income		828,365
Expenses
Management fee	$285,758
Custodian fees and expenses	12,161
Independent trustees' fees and expenses	192
Registration fees	18,200
Audit fees	21,096
Legal	1,302
Miscellaneous	4,349
Total expenses before reductions	343,058
Expense reductions	(1,990)
Total expenses after reductions		341,068
Net Investment income (loss)		487,297
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,741,215
Fidelity Central Funds	33
Foreign currency transactions	(1,658)
Total net realized gain (loss)		2,739,590
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(8,992,157)
Assets and liabilities in foreign currencies	133
Total change in net unrealized appreciation (depreciation)		(8,992,024)
Net gain (loss)		(6,252,434)
Net increase (decrease) in net assets resulting from operations		$(5,765,137)
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$487,297	$936,094
Net realized gain (loss)	2,739,590	3,177,049
Change in net unrealized appreciation (depreciation)	(8,992,024)	14,599,782
Net increase (decrease) in net assets resulting from operations	(5,765,137)	18,712,925
Distributions to shareholders	-	(934,081)

Share transactions
Proceeds from sales of shares	5,309,024	62,471,091
Reinvestment of distributions	-	852,504
Cost of shares redeemed	(23,030,227)	(89,040,975)

Net increase (decrease) in net assets resulting from share transactions	(17,721,203)	(25,717,380)
Total increase (decrease) in net assets	(23,486,340)	(7,938,536)

Net Assets
Beginning of period	98,540,635	106,479,171
End of period	$75,054,295	$98,540,635

Other Information
Shares
Sold	98,027	1,216,841
Issued in reinvestment of distributions	-	16,302
Redeemed	(438,562)	(1,791,277)
Net increase (decrease)	(340,535)	(558,134)

Financial Highlights
Automotive Portfolio

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$56.09	$45.99	$56.56	$54.21	$34.91	$33.29
Income from Investment Operations
Net investment income (loss) B,C	.30	.41	.34 D	.23 E	.05 F	.46 G
Net realized and unrealized gain (loss)	(3.40)	10.14	(9.86)	3.82	23.73	2.67 H
Total from investment operations	(3.10)	10.55	(9.52)	4.05	23.78	3.13
Distributions from net investment income	-	(.45)	(.28)	(.29)	(.01)	(.49) I
Distributions from net realized gain	-	-	(.77)	(1.40)	(4.47)	(1.02) I
Total distributions	-	(.45)	(1.05)	(1.70) J	(4.48)	(1.51)
Net asset value, end of period	$52.99	$56.09	$45.99	$56.56	$54.21	$34.91
Total Return K,L	(5.53) %	23.02%	(16.92)%	7.20%	78.19%	9.14% H
Ratios to Average Net Assets C,M,N
Expenses before reductions	.81% O	.88%	.89%	.80%	.88%	1.00%
Expenses net of fee waivers, if any	.81 % O	.87%	.88%	.80%	.88%	1.00%
Expenses net of all reductions	.81% O	.87%	.88%	.80%	.87%	.99%
Net investment income (loss)	1.15% O	.83%	.73% D	.37% E	.10% F	1.33% G
Supplemental Data
Net assets, end of period (000 omitted)	$75,054	$98,541	$106,479	$165,176	$198,225	$36,480
Portfolio turnover rate P	64 % O	60%	54%	69%	56%	45%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .54%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .20%.
FNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.21)%.
GNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.07%.
HNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.19 per share. Excluding these litigation proceeds, the total return would have been 8.58%.
IThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
JTotal distributions per share do not sum due to rounding.
KTotal returns for periods of less than one year are not annualized.
LTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
MFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
NExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
OAnnualized.
PAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Communication Services Portfolio
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
Broadline Retail - 5.3%
Broadline Retail - 5.3%
Amazon.com, Inc. (a)	405,200	72,328,200
PDD Holdings, Inc. ADR (a)	112,300	10,793,153
		83,121,353
Consumer Staples Distribution & Retail - 0.0%
Food Retail - 0.0%
Maplebear, Inc. (NASDAQ)	2,700	96,903
Diversified Telecommunication Services - 7.9%
Alternative Carriers - 3.1%
GCI Liberty, Inc. Class A (Escrow) (b)(c)	158,132	2
Liberty Global Ltd. Class C (d)	1,012,000	19,906,040
Liberty Latin America Ltd. Class C (a)(d)	3,036,486	28,755,522
		48,661,564
Integrated Telecommunication Services - 4.8%
AT&T, Inc.	3,754,200	74,708,580
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		123,370,144
Entertainment - 22.6%
Interactive Home Entertainment - 4.9%
Capcom Co. Ltd.	342,900	7,442,518
Roblox Corp. Class A (a)	501,400	22,056,586
Sea Ltd. ADR Class A (a)	246,800	19,326,908
Skillz, Inc. (a)(d)	1,330	7,847
Take-Two Interactive Software, Inc. (a)	112,500	18,192,375
Ubisoft Entertainment SA (a)	539,000	10,241,984
		77,268,218
Movies & Entertainment - 17.7%
Atlanta Braves Holdings, Inc. Class C, (a)	8,052	345,270
Liberty Media Corp. Liberty Formula One Class A	505,462	35,695,726
Liberty Media Corp. Liberty Live Series A	12,132	480,427
Lions Gate Entertainment Corp.:
Class A (a)(d)	34,500	268,065
Class B (a)	819,034	5,667,715
Lionsgate Studios Corp.	84,400	579,828
Lionsgate Studios Corp. (b)	199,404	1,369,905
Live Nation Entertainment, Inc. (a)	52,600	5,137,442
Marcus Corp. (d)	447,500	6,332,125
Netflix, Inc. (a)	102,200	71,677,970
Roku, Inc. Class A (a)	293,800	19,910,826
Spotify Technology SA (a)	55,600	19,064,128
The Walt Disney Co.	801,071	72,400,797
TKO Group Holdings, Inc.	232,700	27,512,121
Warner Music Group Corp. Class A (d)	335,600	9,601,516
		276,043,861
TOTAL ENTERTAINMENT		353,312,079
Ground Transportation - 2.5%
Passenger Ground Transportation - 2.5%
Uber Technologies, Inc. (a)	534,900	39,117,237
Interactive Media & Services - 52.5%
Interactive Media & Services - 52.5%
Alphabet, Inc. Class A	2,156,800	352,377,984
Angi, Inc. Class A, (a)(d)	3,447,200	9,307,440
Bumble, Inc. Class A (a)	1,161,200	7,791,652
Match Group, Inc. (a)	435,070	16,188,955
Meta Platforms, Inc. Class A	743,400	387,541,855
Pinterest, Inc. Class A (a)	643,300	20,611,332
Reddit, Inc.:
Class A	10,700	642,321
Class B (a)	58,000	3,481,740
Snap, Inc. Class A (a)	2,414,200	22,548,628
		820,491,907
IT Services - 0.0%
Internet Services & Infrastructure - 0.0%
X Holdings Corp. Class A (a)(b)(c)	17,240	367,040
Media - 8.1%
Advertising - 0.1%
Ibotta, Inc. (d)	700	40,033
S4 Capital PLC (a)(d)	929,800	678,935
		718,968
Broadcasting - 0.2%
Paramount Global Class B (d)	338,500	3,544,095
Cable & Satellite - 7.8%
Altice U.S.A., Inc. Class A (a)(d)	6,329,211	11,645,748
Charter Communications, Inc. Class A (a)	117,000	40,662,180
Comcast Corp. Class A	893,500	35,355,795
Liberty Broadband Corp. Class A (a)	560,923	34,356,534
		122,020,257
TOTAL MEDIA		126,283,320
Software - 0.0%
Application Software - 0.0%
Klaviyo, Inc. Class A (d)	2,700	84,942
TOTAL COMMON STOCKS (Cost $1,025,286,419)		1,546,244,925

Money Market Funds - 4.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	20,112,780	20,116,803
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	45,875,325	45,879,912
TOTAL MONEY MARKET FUNDS (Cost $65,996,715)		65,996,715

TOTAL INVESTMENT IN SECURITIES - 103.1% (Cost $1,091,283,134)	1,612,241,640
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(48,006,414)
NET ASSETS - 100.0%	1,564,235,226

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,736,947 or 0.1% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Lionsgate Studios Corp.	12/22/23	1,920,261

X Holdings Corp. Class A	10/27/21	1,266,192

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	52,326,536	259,974,376	292,188,734	365,648	4,625	-	20,116,803	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	24,398,716	164,795,526	143,314,330	17,221	-	-	45,879,912	0.2%
Total	76,725,252	424,769,902	435,503,064	382,869	4,625	-	65,996,715

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	1,546,244,925	1,545,877,883	-	367,042

Money Market Funds	65,996,715	65,996,715	-	-
Total Investments in Securities:	1,612,241,640	1,611,874,598	-	367,042
Communication Services Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $44,481,742) - See accompanying schedule:
Unaffiliated issuers (cost $1,025,286,419)	$1,546,244,925
Fidelity Central Funds (cost $65,996,715)	65,996,715

Total Investment in Securities (cost $1,091,283,134)		$1,612,241,640
Receivable for fund shares sold		315,324
Dividends receivable		91,732
Distributions receivable from Fidelity Central Funds		48,308
Prepaid expenses		2,740
Total assets		1,612,699,744
Liabilities
Payable for fund shares redeemed	$1,661,206
Accrued management fee	838,231
Distribution and service plan fees payable	29,063
Other payables and accrued expenses	57,000
Collateral on securities loaned	45,879,018
Total liabilities		48,464,518
Net Assets		$1,564,235,226
Net Assets consist of:
Paid in capital		$1,026,122,666
Total accumulated earnings (loss)		538,112,560
Net Assets		$1,564,235,226

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($64,776,445 ÷ 654,711 shares)(a)		$98.94
Maximum offering price per share (100/94.25 of $98.94)		$104.98
Class M :
Net Asset Value and redemption price per share ($10,584,855 ÷ 108,258 shares)(a)		$97.77
Maximum offering price per share (100/96.50 of $97.77)		$101.32
Class C :
Net Asset Value and offering price per share ($13,707,067 ÷ 144,060 shares)(a)		$95.15
Communication Services :
Net Asset Value, offering price and redemption price per share ($1,333,096,253 ÷ 13,270,321 shares)		$100.46
Class I :
Net Asset Value, offering price and redemption price per share ($59,466,899 ÷ 592,107 shares)		$100.43
Class Z :
Net Asset Value, offering price and redemption price per share ($82,603,707 ÷ 816,865 shares)		$101.12
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$4,412,379
Income from Fidelity Central Funds (including $17,221 from security lending)		382,869
Total income		4,795,248
Expenses
Management fee	$5,118,394
Distribution and service plan fees	171,114
Custodian fees and expenses	6,686
Independent trustees' fees and expenses	3,221
Registration fees	68,520
Audit fees	30,929
Legal	372
Interest	25,999
Miscellaneous	31,520
Total expenses before reductions	5,456,755
Expense reductions	(30,884)
Total expenses after reductions		5,425,871
Net Investment income (loss)		(630,623)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	36,479,271
Fidelity Central Funds	4,625
Foreign currency transactions	(2,705)
Total net realized gain (loss)		36,481,191
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	78,386,111
Unfunded commitments	113,461
Total change in net unrealized appreciation (depreciation)		78,499,572
Net gain (loss)		114,980,763
Net increase (decrease) in net assets resulting from operations		$114,350,140
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(630,623)	$(2,769,920)
Net realized gain (loss)	36,481,191	84,949,756
Change in net unrealized appreciation (depreciation)	78,499,572	369,931,130
Net increase (decrease) in net assets resulting from operations	114,350,140	452,110,966
Distributions to shareholders	(40,220,650)	-

Share transactions - net increase (decrease)	(26,141,282)	302,888,039

Total increase (decrease) in net assets	47,988,208	754,999,005

Net Assets
Beginning of period	1,516,247,018	761,248,013
End of period	$1,564,235,226	$1,516,247,018

Financial Highlights
Fidelity Advisor® Communication Services Fund Class A

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$94.42	$62.24	$78.37	$87.31	$60.63	$74.85
Income from Investment Operations
Net investment income (loss) B,C	(.17)	(.40) D	(.48)	(.60)	(.59)	(.30)
Net realized and unrealized gain (loss)	7.28	32.58	(15.65)	(3.18)	30.37	8.77
Total from investment operations	7.11	32.18	(16.13)	(3.78)	29.78	8.47
Distributions from net realized gain	(2.59)	-	-	(5.16)	(3.10)	(22.69)
Total distributions	(2.59)	-	-	(5.16)	(3.10)	(22.69)
Net asset value, end of period	$98.94	$94.42	$62.24	$78.37	$87.31	$60.63
Total Return E,F,G	7.64%	51.70%	(20.58)%	(5.05)%	50.81%	11.90%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.97% J	1.05%	1.07%	1.03%	1.08%	1.07%
Expenses net of fee waivers, if any	.96 % J	1.04%	1.07%	1.03%	1.08%	1.07%
Expenses net of all reductions	.96% J	1.04%	1.07%	1.03%	1.07%	1.06%
Net investment income (loss)	(.35)% J	(.51)% D	(.74)%	(.65)%	(.81)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$64,776	$56,157	$24,285	$33,679	$22,962	$9,947
Portfolio turnover rate K	39 % J	45% L	45%	57%	63%	73%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.57)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Communication Services Fund Class M

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$93.45	$61.75	$77.94	$86.94	$60.52	$74.82
Income from Investment Operations
Net investment income (loss) B,C	(.29)	(.59) D	(.63)	(.82)	(.77)	(.48)
Net realized and unrealized gain (loss)	7.20	32.29	(15.56)	(3.15)	30.29	8.75
Total from investment operations	6.91	31.70	(16.19)	(3.97)	29.52	8.27
Distributions from net realized gain	(2.59)	-	-	(5.03)	(3.10)	(22.57)
Total distributions	(2.59)	-	-	(5.03)	(3.10)	(22.57)
Net asset value, end of period	$97.77	$93.45	$61.75	$77.94	$86.94	$60.52
Total Return E,F,G	7.50%	51.34%	(20.77)%	(5.28)%	50.47%	11.58%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.22% J	1.30%	1.31%	1.27%	1.32%	1.35%
Expenses net of fee waivers, if any	1.21 % J	1.29%	1.31%	1.27%	1.32%	1.35%
Expenses net of all reductions	1.21% J	1.29%	1.31%	1.27%	1.32%	1.34%
Net investment income (loss)	(.60)% J	(.76)% D	(.98)%	(.88)%	(1.06)%	(.75)%
Supplemental Data
Net assets, end of period (000 omitted)	$10,585	$9,725	$3,499	$5,817	$5,386	$2,264
Portfolio turnover rate K	39 % J	45% L	45%	57%	63%	73%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.82)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Communication Services Fund Class C

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$91.23	$60.57	$76.81	$86.05	$60.20	$74.76
Income from Investment Operations
Net investment income (loss) B,C	(.52)	(.93) D	(.90)	(1.27)	(1.12)	(.81)
Net realized and unrealized gain (loss)	7.03	31.59	(15.34)	(3.07)	30.07	8.74
Total from investment operations	6.51	30.66	(16.24)	(4.34)	28.95	7.93
Distributions from net realized gain	(2.59)	-	-	(4.90)	(3.10)	(22.49)
Total distributions	(2.59)	-	-	(4.90)	(3.10)	(22.49)
Net asset value, end of period	$95.15	$91.23	$60.57	$76.81	$86.05	$60.20
Total Return E,F,G	7.24%	50.62%	(21.14)%	(5.76)%	49.77%	11.01%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.72% J	1.77%	1.78%	1.78%	1.80%	1.86%
Expenses net of fee waivers, if any	1.71 % J	1.77%	1.78%	1.78%	1.80%	1.86%
Expenses net of all reductions	1.71% J	1.77%	1.78%	1.78%	1.79%	1.85%
Net investment income (loss)	(1.10)% J	(1.24)% D	(1.45)%	(1.39)%	(1.53)%	(1.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$13,707	$13,074	$7,478	$8,938	$6,856	$1,982
Portfolio turnover rate K	39 % J	45% L	45%	57%	63%	73%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.30)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Communication Services Portfolio

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$95.69	$62.90	$78.98	$87.88	$60.82	$74.88
Income from Investment Operations
Net investment income (loss) B,C	(.03)	(.18) D	(.30)	(.34)	(.36)	(.12)
Net realized and unrealized gain (loss)	4.80	32.97	(15.78)	(3.22)	30.52	8.79
Total from investment operations	4.77	32.79	(16.08)	(3.56)	30.16	8.67
Distributions from net realized gain	-	-	-	(5.34)	(3.10)	(22.73)
Total distributions	-	-	-	(5.34)	(3.10)	(22.73)
Net asset value, end of period	$100.46	$95.69	$62.90	$78.98	$87.88	$60.82
Total Return E,F	7.80%	52.13%	(20.36)%	(4.79)%	51.29%	12.22%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.67% I	.77%	.80%	.75%	.77%	.78%
Expenses net of fee waivers, if any	.67 % I	.76%	.79%	.74%	.77%	.78%
Expenses net of all reductions	.67% I	.76%	.79%	.74%	.76%	.77%
Net investment income (loss)	(.06)% I	(.23)% D	(.47)%	(.36)%	(.51)%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,333,096	$1,359,432	$710,710	$958,304	$859,871	$577,157
Portfolio turnover rate J	39 % I	45% K	45%	57%	63%	73%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.29)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Communication Services Fund Class I

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$95.69	$62.89	$78.93	$87.86	$60.80	$74.89
Income from Investment Operations
Net investment income (loss) B,C	(.05)	(.17) D	(.28)	(.34)	(.39)	(.11)
Net realized and unrealized gain (loss)	7.38	32.97	(15.76)	(3.22)	30.55	8.78
Total from investment operations	7.33	32.80	(16.04)	(3.56)	30.16	8.67
Distributions from net realized gain	(2.59)	-	-	(5.37)	(3.10)	(22.76)
Total distributions	(2.59)	-	-	(5.37)	(3.10)	(22.76)
Net asset value, end of period	$100.43	$95.69	$62.89	$78.93	$87.86	$60.80
Total Return E,F	7.77%	52.15%	(20.32)%	(4.79)%	51.31%	12.22%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.71% I	.76%	.76%	.75%	.78%	.77%
Expenses net of fee waivers, if any	.71 % I	.75%	.75%	.75%	.77%	.77%
Expenses net of all reductions	.71% I	.75%	.75%	.75%	.77%	.76%
Net investment income (loss)	(.09)% I	(.22)% D	(.43)%	(.37)%	(.51)%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$59,467	$43,534	$11,961	$32,089	$26,521	$2,493
Portfolio turnover rate J	39 % I	45% K	45%	57%	63%	73%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.28)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Communication Services Fund Class Z

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$96.26	$63.18	$79.20	$88.04	$60.85	$74.89
Income from Investment Operations
Net investment income (loss) B,C	.02	(.07) D	(.19)	(.22)	(.28)	(.03)
Net realized and unrealized gain (loss)	7.43	33.15	(15.83)	(3.23)	30.57	8.80
Total from investment operations	7.45	33.08	(16.02)	(3.45)	30.29	8.77
Distributions from net realized gain	(2.59)	-	-	(5.39)	(3.10)	(22.81)
Total distributions	(2.59)	-	-	(5.39)	(3.10)	(22.81)
Net asset value, end of period	$101.12	$96.26	$63.18	$79.20	$88.04	$60.85
Total Return E,F	7.85%	52.36%	(20.23)%	(4.65)%	51.48%	12.38%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.58% I	.62%	.62%	.62%	.64%	.65%
Expenses net of fee waivers, if any	.58 % I	.61%	.62%	.61%	.64%	.65%
Expenses net of all reductions	.58% I	.61%	.62%	.61%	.63%	.64%
Net investment income (loss)	.03% I	(.08)% D	(.29)%	(.23)%	(.38)%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$82,604	$34,325	$3,314	$6,477	$3,817	$1,833
Portfolio turnover rate J	39 % I	45% K	45%	57%	63%	73%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.14)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Construction and Housing Portfolio
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
Building Products - 22.3%
Building Products - 22.3%
AAON, Inc.	77,840	7,434,498
American Woodmark Corp. (a)	20,780	1,862,096
Apogee Enterprises, Inc.	37,000	2,470,860
Armstrong World Industries, Inc.	43,300	5,488,708
Builders FirstSource, Inc. (a)	110,865	19,290,510
Carlisle Companies, Inc.	38,440	16,290,872
Carrier Global Corp.	287,960	20,957,729
Fortune Brands Innovations, Inc.	139,970	11,115,018
Johnson Controls International PLC	512,131	37,308,743
Simpson Manufacturing Co. Ltd.	48,980	8,966,279
The AZEK Co., Inc. Class A, (a)	210,230	8,962,105
Trane Technologies PLC	110,940	40,122,560
UFP Industries, Inc.	13,056	1,588,524
		181,858,502
Chemicals - 0.3%
Specialty Chemicals - 0.3%
Sherwin-Williams Co.	6,320	2,334,418
Construction & Engineering - 9.0%
Construction & Engineering - 9.0%
AECOM	122,230	12,240,112
Comfort Systems U.S.A., Inc.	17,600	6,221,952
EMCOR Group, Inc.	29,700	11,673,882
Fluor Corp. (a)	107,040	5,359,493
Quanta Services, Inc.	78,699	21,652,456
Willscot Holdings Corp. (a)	417,270	16,081,586
		73,229,481
Construction Materials - 8.7%
Construction Materials - 8.7%
CRH PLC	348,920	31,671,468
Eagle Materials, Inc.	28,910	7,451,553
Martin Marietta Materials, Inc.	47,120	25,169,619
Vulcan Materials Co.	26,676	6,541,222
		70,833,862
Equity Real Estate Investment Trusts (REITs) - 10.7%
Multi-Family Residential REITs - 5.9%
Elme Communities (SBI)	737,540	13,024,956
Equity Residential (SBI)	68,300	5,114,304
Essex Property Trust, Inc.	44,480	13,423,619
Mid-America Apartment Communities, Inc.	100,790	16,365,272
		47,928,151
Single-Family Residential REITs - 4.8%
Invitation Homes, Inc.	616,580	22,714,807
Sun Communities, Inc.	125,950	17,033,478
		39,748,285
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		87,676,436
Ground Transportation - 0.2%
Cargo Ground Transportation - 0.2%
U-Haul Holding Co. Class N	25,900	1,770,265
Household Durables - 14.4%
Home Furnishings - 1.7%
Tempur Sealy International, Inc.	266,850	13,990,946
Homebuilding - 12.6%
Beazer Homes U.S.A., Inc. (a)	57,200	1,789,216
Blu Investments LLC (a)(b)(c)	11,990,913	3,717
D.R. Horton, Inc.	65,776	12,415,878
KB Home	91,990	7,700,483
Lennar Corp. Class A	37,210	6,774,453
Meritage Homes Corp.	25,500	5,050,785
NVR, Inc. (a)	1,386	12,713,030
PulteGroup, Inc.	175,125	23,055,206
Toll Brothers, Inc.	109,020	15,706,511
TopBuild Corp. (a)	44,470	17,477,599
		102,686,878
Household Appliances - 0.1%
Whirlpool Corp. (d)	10,390	1,042,013
TOTAL HOUSEHOLD DURABLES		117,719,837
Real Estate Management & Development - 0.3%
Diversified Real Estate Activities - 0.1%
The RMR Group, Inc. Class A	37,460	954,855
Real Estate Services - 0.2%
Cushman & Wakefield PLC (a)	107,785	1,401,205
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		2,356,060
Specialty Retail - 33.2%
Home Improvement Retail - 32.2%
Floor & Decor Holdings, Inc. Class A (a)(d)	136,170	15,310,955
Lowe's Companies, Inc.	432,385	107,447,673
The Home Depot, Inc.	379,190	139,731,515
		262,490,143
Homefurnishing Retail - 1.0%
Williams-Sonoma, Inc.	62,260	8,363,386
TOTAL SPECIALTY RETAIL		270,853,529
Trading Companies & Distributors - 0.4%
Trading Companies & Distributors - 0.4%
Watsco, Inc.	6,500	3,090,230
TOTAL COMMON STOCKS (Cost $464,228,528)		811,722,620

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	4,168,043	4,168,877
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	5,349,790	5,350,325
TOTAL MONEY MARKET FUNDS (Cost $9,519,202)		9,519,202

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $473,747,730)	821,241,822
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(5,971,080)
NET ASSETS - 100.0%	815,270,742

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,717 or 0.0% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Blu Investments LLC	5/21/20	20,739

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	5,003,395	80,842,743	81,677,823	107,504	562	-	4,168,877	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	18,901,475	100,465,478	114,016,628	5,320	-	-	5,350,325	0.0%
Total	23,904,870	181,308,221	195,694,451	112,824	562	-	9,519,202

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	811,722,620	811,718,903	-	3,717

Money Market Funds	9,519,202	9,519,202	-	-
Total Investments in Securities:	821,241,822	821,238,105	-	3,717
Construction and Housing Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,283,219) - See accompanying schedule:
Unaffiliated issuers (cost $464,228,528)	$811,722,620
Fidelity Central Funds (cost $9,519,202)	9,519,202

Total Investment in Securities (cost $473,747,730)		$821,241,822
Receivable for investments sold		1,281,138
Receivable for fund shares sold		675,675
Dividends receivable		1,089,208
Distributions receivable from Fidelity Central Funds		12,361
Prepaid expenses		1,335
Total assets		824,301,539
Liabilities
Payable for investments purchased	$2,845,900
Payable for fund shares redeemed	357,315
Accrued management fee	435,857
Other payables and accrued expenses	41,400
Collateral on securities loaned	5,350,325
Total liabilities		9,030,797
Net Assets		$815,270,742
Net Assets consist of:
Paid in capital		$448,027,976
Total accumulated earnings (loss)		367,242,766
Net Assets		$815,270,742
Net Asset Value, offering price and redemption price per share ($815,270,742 ÷ 6,553,569 shares)		$124.40
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$6,422,307
Income from Fidelity Central Funds (including $5,320 from security lending)		112,824
Total income		6,535,131
Expenses
Management fee	$2,593,960
Custodian fees and expenses	5,532
Independent trustees' fees and expenses	1,581
Registration fees	37,206
Audit fees	20,160
Legal	184
Miscellaneous	18,556
Total expenses before reductions	2,677,179
Expense reductions	(14,399)
Total expenses after reductions		2,662,780
Net Investment income (loss)		3,872,351
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	17,889,531
Fidelity Central Funds	562
Total net realized gain (loss)		17,890,093
Change in net unrealized appreciation (depreciation) on investment securities		39,617,387
Net gain (loss)		57,507,480
Net increase (decrease) in net assets resulting from operations		$61,379,831
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,872,351	$5,419,345
Net realized gain (loss)	17,890,093	21,744,771
Change in net unrealized appreciation (depreciation)	39,617,387	140,302,275
Net increase (decrease) in net assets resulting from operations	61,379,831	167,466,391
Distributions to shareholders	(7,431,325)	(5,426,559)

Share transactions
Proceeds from sales of shares	139,060,779	282,431,549
Reinvestment of distributions	6,816,021	4,899,398
Cost of shares redeemed	(126,985,502)	(205,636,762)

Net increase (decrease) in net assets resulting from share transactions	18,891,298	81,694,185
Total increase (decrease) in net assets	72,839,804	243,734,017

Net Assets
Beginning of period	742,430,938	498,696,921
End of period	$815,270,742	$742,430,938

Other Information
Shares
Sold	1,186,752	2,864,855
Issued in reinvestment of distributions	59,963	45,759
Redeemed	(1,105,323)	(2,134,851)
Net increase (decrease)	141,392	775,763

Financial Highlights
Construction and Housing Portfolio

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$115.78	$88.48	$89.80	$77.53	$58.56	$54.22
Income from Investment Operations
Net investment income (loss) B,C	.58	.90	.76	.57	.59	.53
Net realized and unrealized gain (loss)	9.15	27.28	(1.42)	17.59	21.82	8.71
Total from investment operations	9.73	28.18	(.66)	18.16	22.41	9.24
Distributions from net investment income	-	(.88)	(.66)	(.53)	(.61)	(.60)
Distributions from net realized gain	(1.11)	-	-	(5.36)	(2.83)	(4.31)
Total distributions	(1.11)	(.88)	(.66)	(5.89)	(3.44)	(4.90) D
Net asset value, end of period	$124.40	$115.78	$88.48	$89.80	$77.53	$58.56
Total Return E,F	8.49%	31.93%	(.70)%	22.95%	41.70%	17.10%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.69% I	.77%	.77%	.75%	.78%	.79%
Expenses net of fee waivers, if any	.69 % I	.76%	.76%	.75%	.78%	.79%
Expenses net of all reductions	.69% I	.76%	.76%	.75%	.77%	.79%
Net investment income (loss)	1.01% I	.93%	.90%	.60%	.94%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$815,271	$742,431	$498,697	$713,338	$343,461	$318,905
Portfolio turnover rate J	31 % I	27%	20%	70%	93%	161%

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Consumer Discretionary Portfolio
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
Automobile Components - 2.7%
Automotive Parts & Equipment - 2.7%
Aptiv PLC (a)	145,420	10,401,893
Magna International, Inc. (b)	61,720	2,594,092
		12,995,985
Automobiles - 11.7%
Automobile Manufacturers - 11.7%
General Motors Co.	165,450	8,236,101
Tesla, Inc. (a)	220,106	47,126,896
		55,362,997
Broadline Retail - 26.0%
Broadline Retail - 26.0%
Amazon.com, Inc. (a)	630,235	112,496,947
Etsy, Inc. (a)	41,700	2,297,253
MercadoLibre, Inc. (a)	2,175	4,484,111
Ollie's Bargain Outlet Holdings, Inc. (a)	35,482	3,177,768
		122,456,079
Building Products - 0.8%
Building Products - 0.8%
The AZEK Co., Inc. Class A, (a)	84,926	3,620,395
Commercial Services & Supplies - 0.2%
Diversified Support Services - 0.2%
Vestis Corp.	75,177	1,057,740
Consumer Staples Distribution & Retail - 1.0%
Consumer Staples Merchandise Retail - 0.4%
Dollar Tree, Inc. (a)	23,660	1,999,033
Food Distributors - 0.6%
Performance Food Group Co. (a)	34,398	2,567,467
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		4,566,500
Food Products - 0.5%
Packaged Foods & Meats - 0.5%
Lamb Weston Holdings, Inc.	36,800	2,278,656
Hotels, Restaurants & Leisure - 19.3%
Casinos & Gaming - 2.8%
Caesars Entertainment, Inc. (a)	77,158	2,904,227
Churchill Downs, Inc.	27,752	3,856,695
Penn Entertainment, Inc. (a)	79,174	1,474,220
Red Rock Resorts, Inc.	87,760	5,114,653
		13,349,795
Hotels, Resorts & Cruise Lines - 7.7%
Booking Holdings, Inc.	2,484	9,710,527
Hilton Worldwide Holdings, Inc.	64,061	14,070,358
Marriott International, Inc. Class A	32,189	7,554,436
Royal Caribbean Cruises Ltd.	28,440	4,681,793
		36,017,114
Restaurants - 8.8%
Aramark	70,034	2,565,345
Brinker International, Inc. (a)	22,610	1,617,067
Chipotle Mexican Grill, Inc. (a)	141,740	7,948,779
Domino's Pizza, Inc.	18,744	7,763,952
McDonald's Corp.	42,535	12,278,153
Restaurant Brands International, Inc.	61,200	4,251,962
Starbucks Corp.	54,290	5,134,205
		41,559,463
TOTAL HOTELS, RESTAURANTS & LEISURE		90,926,372
Household Durables - 5.4%
Home Furnishings - 2.0%
Tempur Sealy International, Inc.	177,967	9,330,810
Homebuilding - 3.4%
KB Home	39,470	3,304,034
PulteGroup, Inc.	51,270	6,749,696
TopBuild Corp. (a)	15,100	5,934,602
		15,988,332
TOTAL HOUSEHOLD DURABLES		25,319,142
Specialty Retail - 23.9%
Apparel Retail - 5.0%
Aritzia, Inc. (a)	96,000	3,283,939
Burlington Stores, Inc. (a)	10,617	2,847,904
TJX Companies, Inc.	149,797	17,566,694
		23,698,537
Automotive Retail - 1.7%
Advance Auto Parts, Inc.	18,400	833,704
Group 1 Automotive, Inc.	8,300	3,127,108
O'Reilly Automotive, Inc. (a)	3,445	3,892,747
		7,853,559
Home Improvement Retail - 11.0%
Floor & Decor Holdings, Inc. Class A (a)(b)	59,737	6,716,828
Lowe's Companies, Inc.	89,171	22,158,994
The Home Depot, Inc.	61,751	22,755,244
		51,631,066
Homefurnishing Retail - 1.5%
Wayfair LLC Class A (a)	16,831	716,159
Williams-Sonoma, Inc.	47,800	6,420,974
		7,137,133
Other Specialty Retail - 4.7%
Academy Sports & Outdoors, Inc.	101,200	5,614,576
Dick's Sporting Goods, Inc.	45,877	10,871,014
Five Below, Inc. (a)	23,800	1,795,234
JD Sports Fashion PLC	1,115,500	2,020,948
Sally Beauty Holdings, Inc. (a)	158,149	2,063,844
		22,365,616
TOTAL SPECIALTY RETAIL		112,685,911
Textiles, Apparel & Luxury Goods - 8.2%
Apparel, Accessories & Luxury Goods - 3.9%
Capri Holdings Ltd. (a)	46,400	1,657,408
lululemon athletica, Inc. (a)	14,950	3,879,077
LVMH Moet Hennessy Louis Vuitton SE	2,433	1,810,923
PVH Corp.	47,608	4,698,434
Tapestry, Inc.	107,768	4,415,255
VF Corp. (b)	119,040	2,167,718
		18,628,815
Footwear - 4.3%
Deckers Outdoor Corp. (a)	7,077	6,788,895
NIKE, Inc. Class B	127,932	10,659,294
On Holding AG (a)(b)	26,893	1,263,433
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	22,400	1,533,952
		20,245,574
TOTAL TEXTILES, APPAREL & LUXURY GOODS		38,874,389
TOTAL COMMON STOCKS (Cost $252,516,806)		470,144,166

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	1,631,958	1,632,284
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	12,848,679	12,849,964
TOTAL MONEY MARKET FUNDS (Cost $14,482,248)		14,482,248

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $266,999,054)	484,626,414
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(12,966,830)
NET ASSETS - 100.0%	471,659,584

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	626,349	45,861,720	44,856,149	24,174	364	-	1,632,284	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	12,432,064	96,038,500	95,620,600	5,028	-	-	12,849,964	0.1%
Total	13,058,413	141,900,220	140,476,749	29,202	364	-	14,482,248

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	470,144,166	468,333,243	1,810,923	-

Money Market Funds	14,482,248	14,482,248	-	-
Total Investments in Securities:	484,626,414	482,815,491	1,810,923	-
Consumer Discretionary Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,647,913) - See accompanying schedule:
Unaffiliated issuers (cost $252,516,806)	$470,144,166
Fidelity Central Funds (cost $14,482,248)	14,482,248

Total Investment in Securities (cost $266,999,054)		$484,626,414
Cash		44,633
Receivable for investments sold		4,713,752
Receivable for fund shares sold		85,328
Dividends receivable		254,073
Distributions receivable from Fidelity Central Funds		5,621
Prepaid expenses		1,225
Other receivables		14,871
Total assets		489,745,917
Liabilities
Payable for investments purchased	$4,760,947
Payable for fund shares redeemed	189,248
Accrued management fee	255,865
Other payables and accrued expenses	34,598
Collateral on securities loaned	12,845,675
Total liabilities		18,086,333
Net Assets		$471,659,584
Net Assets consist of:
Paid in capital		$222,411,382
Total accumulated earnings (loss)		249,248,202
Net Assets		$471,659,584
Net Asset Value, offering price and redemption price per share ($471,659,584 ÷ 7,645,754 shares)		$61.69
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$1,921,138
Income from Fidelity Central Funds (including $5,028 from security lending)		29,202
Total income		1,950,340
Expenses
Management fee	$1,670,735
Custodian fees and expenses	8,514
Independent trustees' fees and expenses	1,088
Registration fees	22,763
Audit fees	21,004
Legal	761
Interest	5,010
Miscellaneous	9,724
Total expenses before reductions	1,739,599
Expense reductions	(11,040)
Total expenses after reductions		1,728,559
Net Investment income (loss)		221,781
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	32,010,343
Fidelity Central Funds	364
Foreign currency transactions	(379)
Total net realized gain (loss)		32,010,328
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(29,895,399)
Assets and liabilities in foreign currencies	(386)
Total change in net unrealized appreciation (depreciation)		(29,895,785)
Net gain (loss)		2,114,543
Net increase (decrease) in net assets resulting from operations		$2,336,324
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$221,781	$244,258
Net realized gain (loss)	32,010,328	15,874,554
Change in net unrealized appreciation (depreciation)	(29,895,785)	121,150,975
Net increase (decrease) in net assets resulting from operations	2,336,324	137,269,787
Distributions to shareholders	(6,774,899)	(11,238,228)

Share transactions
Proceeds from sales of shares	24,931,886	143,615,966
Reinvestment of distributions	6,338,179	10,508,748
Cost of shares redeemed	(110,494,810)	(149,624,716)

Net increase (decrease) in net assets resulting from share transactions	(79,224,745)	4,499,998
Total increase (decrease) in net assets	(83,663,320)	130,531,557

Net Assets
Beginning of period	555,322,904	424,791,347
End of period	$471,659,584	$555,322,904

Other Information
Shares
Sold	411,514	2,643,490
Issued in reinvestment of distributions	107,118	199,520
Redeemed	(1,829,867)	(2,822,396)
Net increase (decrease)	(1,311,235)	20,614

Financial Highlights
Consumer Discretionary Portfolio

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$62.00	$47.54	$63.23	$68.01	$45.58	$44.31
Income from Investment Operations
Net investment income (loss) B,C	.03	.03	.01	(.16)	(.03)	.11
Net realized and unrealized gain (loss)	.45	15.70	(9.85)	1.92	23.23	2.26
Total from investment operations	.48	15.73	(9.84)	1.76	23.20	2.37
Distributions from net investment income	-	(.02)	(.02)	-	-	(.11)
Distributions from net realized gain	(.79)	(1.25)	(5.83)	(6.54)	(.77)	(.99)
Total distributions	(.79)	(1.27)	(5.85)	(6.54)	(.77)	(1.10)
Net asset value, end of period	$61.69	$62.00	$47.54	$63.23	$68.01	$45.58
Total Return D,E	.82%	33.59%	(16.87)%	1.88%	50.96%	5.30%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70% H	.75%	.76%	.73%	.76%	.76%
Expenses net of fee waivers, if any	.70 % H	.74%	.76%	.73%	.76%	.76%
Expenses net of all reductions	.70% H	.74%	.76%	.73%	.75%	.76%
Net investment income (loss)	.09% H	.05%	.02%	(.22)%	(.06)%	.23%
Supplemental Data
Net assets, end of period (000 omitted)	$471,660	$555,323	$424,791	$418,675	$583,938	$402,403
Portfolio turnover rate I	23 % H	33%	46%	38%	55%	41% J

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Leisure Portfolio
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
Consumer Staples Distribution & Retail - 1.4%
Food Distributors - 1.4%
U.S. Foods Holding Corp. (a)	149,900	8,875,579
Diversified Consumer Services - 1.2%
Specialized Consumer Services - 1.2%
European Wax Center, Inc. Class A (a)(b)	156,600	1,080,540
Service Corp. International (b)	82,000	6,418,140
		7,498,680
Entertainment - 0.6%
Movies & Entertainment - 0.6%
TKO Group Holdings, Inc.	30,800	3,641,484
Financial Services - 0.2%
Transaction & Payment Processing Services - 0.2%
Toast, Inc. (a)	57,000	1,417,020
Food Products - 0.5%
Packaged Foods & Meats - 0.5%
Lamb Weston Holdings, Inc.	52,400	3,244,608
Hotels, Restaurants & Leisure - 94.8%
Casinos & Gaming - 11.4%
Caesars Entertainment, Inc. (a)	265,149	9,980,208
Churchill Downs, Inc.	94,996	13,201,594
Draftkings Holdings, Inc. Class A (a)	94,300	3,253,350
Flutter Entertainment PLC (a)	52,700	11,212,167
Flutter Entertainment PLC (a)	6,700	1,423,147
Las Vegas Sands Corp.	317,900	12,394,921
Penn Entertainment, Inc. (a)	134,800	2,509,976
Red Rock Resorts, Inc.	245,400	14,301,912
Wynn Resorts Ltd.	48,300	3,713,304
		71,990,579
Hotels, Resorts & Cruise Lines - 36.5%
Airbnb, Inc. Class A (a)	255,900	30,019,629
Booking Holdings, Inc.	17,561	68,649,988
Carnival Corp. (a)	961,600	15,866,400
Hilton Worldwide Holdings, Inc.	232,532	51,073,328
Marriott International, Inc. Class A	156,825	36,805,259
Royal Caribbean Cruises Ltd.	166,500	27,409,230
Viking Holdings Ltd.	7,200	241,560
		230,065,394
Leisure Facilities - 1.3%
Planet Fitness, Inc. (a)	79,044	6,419,163
Vail Resorts, Inc.	10,082	1,831,899
		8,251,062
Restaurants - 45.6%
Aramark	331,000	12,124,530
Brinker International, Inc. (a)	87,900	6,286,608
Chipotle Mexican Grill, Inc. (a)	544,550	30,538,364
Darden Restaurants, Inc. (b)	10,500	1,660,575
Domino's Pizza, Inc.	35,842	14,846,115
Doordash, Inc. (a)	47,000	6,049,370
Dutch Bros, Inc. Class A (a)	385,486	11,950,066
First Watch Restaurant Group, Inc. (a)(b)	135,700	2,240,407
McDonald's Corp.	353,661	102,087,787
Restaurant Brands International, Inc.	255,274	17,735,543
Starbucks Corp.	591,256	55,915,080
Wingstop, Inc.	6,300	2,432,493
Yum! Brands, Inc.	175,700	23,705,444
		287,572,382
TOTAL HOTELS, RESTAURANTS & LEISURE		597,879,417
Leisure Products - 1.1%
Leisure Products - 1.1%
BRP, Inc.	93,000	6,744,941
TOTAL COMMON STOCKS (Cost $370,368,043)		629,301,729

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	1,783,690	1,784,047
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	8,130,237	8,131,050
TOTAL MONEY MARKET FUNDS (Cost $9,915,097)		9,915,097

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $380,283,140)	639,216,826
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(8,631,206)
NET ASSETS - 100.0%	630,585,620

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	5,328,603	30,339,183	33,883,821	30,941	82	-	1,784,047	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	7,464,044	173,558,287	172,891,281	16,923	-	-	8,131,050	0.0%
Total	12,792,647	203,897,470	206,775,102	47,864	82	-	9,915,097

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	629,301,729	629,301,729	-	-

Money Market Funds	9,915,097	9,915,097	-	-
Total Investments in Securities:	639,216,826	639,216,826	-	-
Leisure Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,895,006) - See accompanying schedule:
Unaffiliated issuers (cost $370,368,043)	$629,301,729
Fidelity Central Funds (cost $9,915,097)	9,915,097

Total Investment in Securities (cost $380,283,140)		$639,216,826
Foreign currency held at value (cost $540)		542
Receivable for investments sold		697,574
Receivable for fund shares sold		34,230
Dividends receivable		279,403
Distributions receivable from Fidelity Central Funds		7,987
Prepaid expenses		1,286
Total assets		640,237,848
Liabilities
Payable for investments purchased	$313,096
Payable for fund shares redeemed	829,879
Accrued management fee	341,808
Other payables and accrued expenses	36,395
Collateral on securities loaned	8,131,050
Total liabilities		9,652,228
Net Assets		$630,585,620
Net Assets consist of:
Paid in capital		$347,104,807
Total accumulated earnings (loss)		283,480,813
Net Assets		$630,585,620
Net Asset Value, offering price and redemption price per share ($630,585,620 ÷ 32,201,612 shares)		$19.58
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$3,185,069
Income from Fidelity Central Funds (including $16,923 from security lending)		47,864
Total income		3,232,933
Expenses
Management fee	$2,162,439
Custodian fees and expenses	7,314
Independent trustees' fees and expenses	1,380
Registration fees	22,743
Audit fees	20,611
Legal	160
Miscellaneous	11,789
Total expenses before reductions	2,226,436
Expense reductions	(13,686)
Total expenses after reductions		2,212,750
Net Investment income (loss)		1,020,183
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	27,261,745
Fidelity Central Funds	82
Foreign currency transactions	3,011
Total net realized gain (loss)		27,264,838
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(9,725,397)
Assets and liabilities in foreign currencies	258
Total change in net unrealized appreciation (depreciation)		(9,725,139)
Net gain (loss)		17,539,699
Net increase (decrease) in net assets resulting from operations		$18,559,882
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,020,183	$3,167,060
Net realized gain (loss)	27,264,838	13,485,965
Change in net unrealized appreciation (depreciation)	(9,725,139)	113,946,785
Net increase (decrease) in net assets resulting from operations	18,559,882	130,599,810
Distributions to shareholders	(8,285,415)	(10,718,757)

Share transactions
Proceeds from sales of shares	16,650,624	132,223,221
Reinvestment of distributions	7,579,347	9,852,039
Cost of shares redeemed	(80,616,058)	(148,639,749)

Net increase (decrease) in net assets resulting from share transactions	(56,386,087)	(6,564,489)
Total increase (decrease) in net assets	(46,111,620)	113,316,564

Net Assets
Beginning of period	676,697,240	563,380,676
End of period	$630,585,620	$676,697,240

Other Information
Shares
Sold	876,316	7,794,705
Issued in reinvestment of distributions	405,747	558,619
Redeemed	(4,243,929)	(8,732,561)
Net increase (decrease)	(2,961,866)	(379,237)

Financial Highlights
Leisure Portfolio

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$19.24	$15.85	$16.38	$18.94	$13.89	$14.53
Income from Investment Operations
Net investment income (loss) B,C	.03	.09	.07	.01	.07	.12
Net realized and unrealized gain (loss)	.55	3.60	(.12)	1.41	5.40	.25
Total from investment operations	.58	3.69	(.05)	1.42	5.47	.37
Distributions from net investment income	(.03)	(.07)	(.05)	(.02)	(.08)	(.11)
Distributions from net realized gain	(.21)	(.23)	(.42)	(3.96)	(.34)	(.89)
Total distributions	(.24)	(.30)	(.48) D	(3.98)	(.42)	(1.01) D
Net asset value, end of period	$19.58	$19.24	$15.85	$16.38	$18.94	$13.89
Total Return E,F	3.09%	23.47%	(.22)%	7.53%	41.30%	1.76%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.69% I	.73%	.74%	.73%	.77%	.76%
Expenses net of fee waivers, if any	.69 % I	.73%	.74%	.73%	.77%	.75%
Expenses net of all reductions	.69% I	.73%	.74%	.73%	.76%	.75%
Net investment income (loss)	.32% I	.51%	.45%	.05%	.48%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$630,586	$676,697	$563,381	$646,800	$653,709	$431,146
Portfolio turnover rate J	42 % I	39%	46%	79%	72%	53%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Retailing Portfolio
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
Automobile Components - 0.3%
Automotive Parts & Equipment - 0.3%
Aptiv PLC (a)	115,000	8,225,950
Broadline Retail - 30.1%
Broadline Retail - 30.1%
Amazon.com, Inc. (a)	4,072,000	726,851,999
Dollarama, Inc.	92,800	9,399,473
Etsy, Inc. (a)	755,160	41,601,764
MercadoLibre, Inc. (a)	22,900	47,212,014
Ollie's Bargain Outlet Holdings, Inc. (a)	490,007	43,885,027
		868,950,277
Consumer Staples Distribution & Retail - 17.7%
Consumer Staples Merchandise Retail - 14.8%
BJ's Wholesale Club Holdings, Inc. (a)	948,900	75,874,044
Costco Wholesale Corp.	90,000	80,314,200
Dollar Tree, Inc. (a)	489,000	41,315,610
Target Corp.	197,600	30,355,312
Walmart, Inc.	2,560,700	197,762,861
		425,622,027
Food Retail - 2.9%
Albertsons Companies, Inc.	1,675,200	32,867,424
Alimentation Couche-Tard, Inc. (multi-vtg.)	498,300	28,445,234
Maplebear, Inc. (NASDAQ) (b)	223,800	8,032,182
Sprouts Farmers Market LLC (a)	148,900	15,493,045
		84,837,885
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		510,459,912
Hotels, Restaurants & Leisure - 0.5%
Hotels, Resorts & Cruise Lines - 0.5%
Hilton Worldwide Holdings, Inc.	67,500	14,825,700
Household Durables - 0.9%
Household Appliances - 0.9%
SharkNinja, Inc.	277,200	26,561,304
Interactive Media & Services - 1.3%
Interactive Media & Services - 1.3%
Pinterest, Inc. Class A (a)(b)	1,163,000	37,262,520
Specialty Retail - 36.5%
Apparel Retail - 8.8%
American Eagle Outfitters, Inc.	643,200	13,237,056
Aritzia, Inc. (a)	2,165,600	74,080,184
Ross Stores, Inc.	215,400	32,441,394
TJX Companies, Inc.	1,143,432	134,090,271
		253,848,905
Automotive Retail - 7.3%
Carvana Co. Class A (a)	36,700	5,527,754
Lithia Motors, Inc. Class A (sub. vtg.) (b)	120,100	36,159,708
Murphy U.S.A., Inc.	78,406	40,742,110
O'Reilly Automotive, Inc. (a)	94,700	107,008,159
Valvoline, Inc. (a)(b)	528,700	22,311,140
		211,748,871
Home Improvement Retail - 14.1%
Lowe's Companies, Inc.	762,000	189,357,000
The Home Depot, Inc.	587,400	216,456,900
		405,813,900
Homefurnishing Retail - 1.1%
RH (a)	102,700	26,054,990
Wayfair LLC Class A (a)	119,781	5,096,682
		31,151,672
Other Specialty Retail - 5.2%
Academy Sports & Outdoors, Inc.	306,250	16,990,750
Dick's Sporting Goods, Inc. (b)	289,500	68,599,920
Five Below, Inc. (a)	450,600	33,988,758
JD Sports Fashion PLC	16,023,200	29,029,189
		148,608,617
TOTAL SPECIALTY RETAIL		1,051,171,965
Textiles, Apparel & Luxury Goods - 12.5%
Apparel, Accessories & Luxury Goods - 5.6%
adidas AG	87,100	22,337,039
Capri Holdings Ltd. (a)	394,700	14,098,684
Gildan Activewear, Inc.	476,800	21,730,461
LVMH Moet Hennessy Louis Vuitton SE	40,400	30,070,396
PVH Corp.	335,800	33,140,102
Tapestry, Inc.	965,100	39,540,147
		160,916,829
Footwear - 6.9%
Deckers Outdoor Corp. (a)	80,200	76,935,058
NIKE, Inc. Class B	1,459,200	121,580,544
		198,515,602
TOTAL TEXTILES, APPAREL & LUXURY GOODS		359,432,431
TOTAL COMMON STOCKS (Cost $1,431,550,347)		2,876,890,059

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	6,395,279	6,396,558
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	6,087,195	6,087,804
TOTAL MONEY MARKET FUNDS (Cost $12,484,362)		12,484,362

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,444,034,709)	2,889,374,421
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(5,912,490)
NET ASSETS - 100.0%	2,883,461,931

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	5,903,685	259,546,864	259,054,623	470,559	632	-	6,396,558	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	51,153,922	348,271,757	393,337,875	26,823	-	-	6,087,804	0.0%
Total	57,057,607	607,818,621	652,392,498	497,382	632	-	12,484,362

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	2,876,890,059	2,846,819,663	30,070,396	-

Money Market Funds	12,484,362	12,484,362	-	-
Total Investments in Securities:	2,889,374,421	2,859,304,025	30,070,396	-
Retailing Portfolio
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,929,831) - See accompanying schedule:
Unaffiliated issuers (cost $1,431,550,347)	$2,876,890,059
Fidelity Central Funds (cost $12,484,362)	12,484,362

Total Investment in Securities (cost $1,444,034,709)		$2,889,374,421
Receivable for fund shares sold		255,251
Dividends receivable		2,703,838
Distributions receivable from Fidelity Central Funds		177,405
Prepaid expenses		5,809
Total assets		2,892,516,724
Liabilities
Payable for fund shares redeemed	$1,415,077
Accrued management fee	1,480,360
Other payables and accrued expenses	75,886
Collateral on securities loaned	6,083,470
Total liabilities		9,054,793
Net Assets		$2,883,461,931
Net Assets consist of:
Paid in capital		$1,311,356,031
Total accumulated earnings (loss)		1,572,105,900
Net Assets		$2,883,461,931
Net Asset Value, offering price and redemption price per share ($2,883,461,931 ÷ 146,215,520 shares)		$19.72
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$13,359,539
Interest		369
Income from Fidelity Central Funds (including $26,823 from security lending)		497,382
Total income		13,857,290
Expenses
Management fee	$9,384,243
Custodian fees and expenses	19,645
Independent trustees' fees and expenses	6,281
Registration fees	24,794
Audit fees	22,520
Legal	727
Interest	32,297
Miscellaneous	53,491
Total expenses before reductions	9,543,998
Expense reductions	(61,280)
Total expenses after reductions		9,482,718
Net Investment income (loss)		4,374,572
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	124,440,477
Fidelity Central Funds	632
Foreign currency transactions	(11,907)
Total net realized gain (loss)		124,429,202
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(89,747,927)
Assets and liabilities in foreign currencies	2,130
Total change in net unrealized appreciation (depreciation)		(89,745,797)
Net gain (loss)		34,683,405
Net increase (decrease) in net assets resulting from operations		$39,057,977
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,374,572	$7,884,589
Net realized gain (loss)	124,429,202	409,111,819
Change in net unrealized appreciation (depreciation)	(89,745,797)	396,248,537
Net increase (decrease) in net assets resulting from operations	39,057,977	813,244,945
Distributions to shareholders	(191,151,987)	(201,789,393)

Share transactions
Proceeds from sales of shares	63,254,473	128,364,813
Reinvestment of distributions	177,522,761	187,029,758
Cost of shares redeemed	(283,938,736)	(622,223,066)

Net increase (decrease) in net assets resulting from share transactions	(43,161,502)	(306,828,495)
Total increase (decrease) in net assets	(195,255,512)	304,627,057

Net Assets
Beginning of period	3,078,717,443	2,774,090,386
End of period	$2,883,461,931	$3,078,717,443

Other Information
Shares
Sold	3,189,255	7,015,849
Issued in reinvestment of distributions	9,299,254	10,002,332
Redeemed	(14,498,319)	(34,394,310)
Net increase (decrease)	(2,009,810)	(17,376,129)

Financial Highlights
Retailing Portfolio

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$20.77	$16.75	$19.92	$23.50	$15.71	$15.01
Income from Investment Operations
Net investment income (loss) B,C	.03	.05	.05	(.02)	(.01)	.04
Net realized and unrealized gain (loss)	.22	5.36	(2.76)	.11	9.35	1.02
Total from investment operations	.25	5.41	(2.71)	.09	9.34	1.06
Distributions from net investment income	-	(.06)	(.06)	-	-	(.05)
Distributions from net realized gain	(1.30)	(1.33)	(.41)	(3.67)	(1.55)	(.31)
Total distributions	(1.30)	(1.39)	(.46) D	(3.67)	(1.55)	(.36)
Net asset value, end of period	$19.72	$20.77	$16.75	$19.92	$23.50	$15.71
Total Return E,F	1.43%	33.23%	(13.86)%	(1.23)%	59.90%	7.02%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.65% I	.72%	.72%	.70%	.73%	.74%
Expenses net of fee waivers, if any	.64 % I	.71%	.72%	.70%	.73%	.74%
Expenses net of all reductions	.64% I	.71%	.72%	.70%	.73%	.74%
Net investment income (loss)	.30% I	.28%	.31%	(.07)%	(.07)%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$2,883,462	$3,078,717	$2,774,090	$3,704,191	$4,055,939	$2,698,998
Portfolio turnover rate J	29 % I	49%	32%	33%	46%	17%

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2024

1. Organization.
Automotive Portfolio, Communication Services Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Leisure Portfolio, and Retailing Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers a single class of shares, with the exception of Communication Services Portfolio. Communication Services Portfolio offers Class A, Class M, Class C, Communication Services, Class I and Class Z shares. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class of Communication Services Portfolio has equal rights as to assets and voting privileges, and each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Share transactions on the Statement of Changes in Net Assets and Share Transactions note may contain exchanges between affiliated funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

For Communication Services Portfolio, investment income, realized and unrealized capital gains and losses, common expenses, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Automotive Portfolio	47,770,313	35,706,543	(2,285,777)	33,420,766
Communication Services Portfolio	1,102,142,551	606,165,259	(96,066,170)	510,099,089
Construction and Housing Portfolio	476,532,991	353,835,439	(9,126,608)	344,708,831
Consumer Discretionary Portfolio	267,787,316	229,089,275	(12,250,177)	216,839,098
Leisure Portfolio	383,674,424	266,705,136	(11,162,734)	255,542,402
Retailing Portfolio	1,444,317,531	1,549,036,445	(103,979,555)	1,445,056,890

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Automotive Portfolio	(10,193,715)	(100,246)	(10,293,961)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2023 to February 29, 2024, and ordinary losses recognized during the period January 1, 2024 to February 29, 2024. Loss deferrals were as follows:

	Capital losses	Ordinary losses
Communication Services Portfolio	$-	$(2,672)
Consumer Discretionary Portfolio	-	(38,541)
Leisure Portfolio	(229,130)	-
Retailing Portfolio	-	(1,058,220)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, Communication Services Portfolio had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Automotive Portfolio	27,088,358	44,525,956
Communication Services Portfolio	303,700,470	302,527,232
Construction and Housing Portfolio	137,158,213	119,410,791
Consumer Discretionary Portfolio	56,974,510	140,985,388
Leisure Portfolio	137,141,247	196,704,759
Retailing Portfolio	423,702,239	599,313,861

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Communication Services Portfolio	363,454	17,676,083	29,268,956
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Effective March 1, 2024, each Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean each "Fund" as each Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Automotive Portfolio	.72
Communication Services Portfolio
Class A	.72
Class M	.72
Class C	.71
Communication Services	.71
Class I	.69
Class Z	.56
Construction and Housing Portfolio	.70
Consumer Discretionary Portfolio	.68
Leisure Portfolio	.68
Retailing Portfolio	.68

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Automotive Portfolio	.67
Communication Services Portfolio
Class A	.70
Class M	.70
Class C	.70
Communication Services	.65
Class I	.69
Class Z	.56
Construction and Housing Portfolio	.67
Consumer Discretionary Portfolio	.67
Leisure Portfolio	.67
Retailing Portfolio	.64

Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, Communication Services Portfolio has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Communication Services Portfolio
Class A	- %	.25%	77,079	-
Class M	.25%	.25%	25,696	-
Class C	.75%	.25%	68,339	12,452
			171,114	12,452

Sales Load. For Communication Services Portfolio, FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Communication Services Portfolio
Class A	15,611
Class M	867
Class C A	29
16,507

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Automotive Portfolio	1,011
Communication Services Portfolio	7,151
Construction and Housing Portfolio	1,516
Consumer Discretionary Portfolio	1,199
Leisure Portfolio	2,544
Retailing Portfolio	8,692

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Communication Services Portfolio	Borrower	23,375,429	5.57%	25,317
Consumer Discretionary Portfolio	Borrower	6,476,600	5.57%	5,010
Retailing Portfolio	Borrower	7,346,464	5.57%	31,839

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Automotive Portfolio	1,426,634	117,842	22,567
Communication Services Portfolio	7,746,583	34,577,997	3,352,937
Construction and Housing Portfolio	5,944,403	11,216,457	644,098
Consumer Discretionary Portfolio	5,853,088	4,819,401	1,302,979
Leisure Portfolio	4,841,394	11,922,121	1,923,963
Retailing Portfolio	20,231,053	53,286,743	4,208,109
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Automotive Portfolio	82
Communication Services Portfolio	1,315
Construction and Housing Portfolio	649
Consumer Discretionary Portfolio	458
Leisure Portfolio	578
Retailing Portfolio	2,615
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Automotive Portfolio	4,788	-	-
Communication Services Portfolio	1,734	49	-
Construction and Housing Portfolio	554	1	-
Consumer Discretionary Portfolio	524	-	-
Leisure Portfolio	1,776	1	-
Retailing Portfolio	2,788	1	-
8. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Communication Services Portfolio	4,211,000	5.83%	682
Retailing Portfolio	2,829,000	5.83%	458
9. Expense Reductions.
Through arrangements with each custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Communication Services Portfolio	553

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount ($)
Automotive Portfolio	1,990
Construction and Housing Portfolio	14,399
Consumer Discretionary Portfolio	11,040
Leisure Portfolio	13,686
Retailing Portfolio	61,280

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount ($)
Communication Services Portfolio	30,331
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2024	Year ended February 29, 2024
Communication Services Portfolio
Distributions to shareholders
Class A	$1,548,051	$ -
Class M	268,042	-
Class C	370,566	-
Communication Services	35,800,577	-
Class I	1,334,867	-
Class Z	898,547	-
Total	$40,220,650	$ -
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2024	Year ended February 29, 2024	Six months ended August 31, 2024	Year ended February 29, 2024
Communication Services Portfolio
Class A
Shares sold	106,035	317,300	$10,340,369	$24,925,001
Reinvestment of distributions	16,183	-	1,538,667	-
Shares redeemed	(62,258)	(112,735)	(6,023,189)	(8,858,369)
Net increase (decrease)	59,960	204,565	$5,855,847	$16,066,632
Class M
Shares sold	12,103	80,572	$1,168,726	$6,303,994
Reinvestment of distributions	2,845	-	267,524	-
Shares redeemed	(10,757)	(33,170)	(1,020,460)	(2,739,823)
Net increase (decrease)	4,191	47,402	$415,790	$3,564,171
Class C
Shares sold	10,385	48,612	$968,950	$3,667,088
Reinvestment of distributions	3,674	-	336,861	-
Shares redeemed	(13,302)	(28,772)	(1,250,928)	(2,122,323)
Net increase (decrease)	757	19,840	$54,883	$1,544,765
Communication Services
Shares sold	1,218,740	6,986,402	$120,942,125	$562,879,038
Reinvestment of distributions	344,407	-	33,207,701	-
Shares redeemed	(2,499,479)	(4,078,788)	(246,148,280)	(326,562,337)
Net increase (decrease)	(936,332)	2,907,614	$(91,998,454)	$236,316,701
Class I
Shares sold	194,169	398,197	$19,240,202	$31,583,310
Reinvestment of distributions	13,766	-	1,327,330	-
Shares redeemed	(70,799)	(133,425)	(6,962,137)	(10,868,462)
Net increase (decrease)	137,136	264,772	$13,605,395	$20,714,848
Class Z
Shares sold	540,368	357,479	$53,946,722	$29,101,658
Reinvestment of distributions	3,601	-	349,439	-
Shares redeemed	(83,672)	(53,367)	(8,370,904)	(4,420,736)
Net increase (decrease)	460,297	304,112	$45,925,257	$24,680,922
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	50,178,154,296.75	92.38
Withheld	4,136,551,415.53	7.62
TOTAL	54,314,705,712.27	100.00
Robert A. Lawrence
Affirmative	50,131,321,830.27	92.30
Withheld	4,183,383,882.00	7.70
TOTAL	54,314,705,712.27	100.00
Vijay C. Advani
Affirmative	50,021,870,319.77	92.10
Withheld	4,292,835,392.50	7.90
TOTAL	54,314,705,712.27	100.00
Thomas P. Bostick
Affirmative	50,057,248,681.17	92.16
Withheld	4,257,457,031.10	7.84
TOTAL	54,314,705,712.27	100.00
Donald F. Donahue
Affirmative	49,998,023,290.27	92.05
Withheld	4,316,682,422.00	7.95
TOTAL	54,314,705,712.27	100.00
Vicki L. Fuller
Affirmative	50,146,578,363.15	92.33
Withheld	4,168,127,349.12	7.67
TOTAL	54,314,705,712.27	100.00
Patricia L. Kampling
Affirmative	50,227,895,949.71	92.48
Withheld	4,086,809,762.56	7.52
TOTAL	54,314,705,712.27	100.00
Thomas A. Kennedy
Affirmative	50,080,160,698.34	92.20
Withheld	4,234,545,013.93	7.80
TOTAL	54,314,705,712.27	100.00
Oscar Munoz
Affirmative	49,879,616,445.58	91.83
Withheld	4,435,089,266.69	8.17
TOTAL	54,314,705,712.27	100.00
Karen B. Peetz
Affirmative	50,078,105,799.58	92.20
Withheld	4,236,599,912.69	7.80
TOTAL	54,314,705,712.27	100.00
David M. Thomas
Affirmative	50,013,939,190.36	92.08
Withheld	4,300,766,521.91	7.92
TOTAL	54,314,705,712.27	100.00
Susan Tomasky
Affirmative	50,109,134,188.50	92.26
Withheld	4,205,571,523.77	7.74
TOTAL	54,314,705,712.27	100.00
Michael E. Wiley
Affirmative	50,016,526,096.47	92.09
Withheld	4,298,179,615.80	7.91
TOTAL	54,314,705,712.27	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Automotive Portfolio
Communication Services Portfolio
Construction and Housing Portfolio
Consumer Discretionary Portfolio
Leisure Portfolio
Retailing Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of the management fee and total expense ratio of the fund or, for Communication Services Portfolio, a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under separate agreements.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of each fund (the retail class with respect to Communication Services Portfolio), the Board considered a pro forma management fee rate as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of each fund or the retail class of Communications Equipment Portfolio, as applicable, relative to funds and classes in the mapped group that have a similar sales load structure of the applicable fund or class (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of each fund or the retail class of Communications Equipment Portfolio, as applicable, relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the applicable fund or class (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of each fund (or the retail class for Communication Services Portfolio) ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
For Communication Services Portfolio, the Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Other Contractual Arrangements. The Board considered that Fidelity has contractually agreed to reimburse the Automotive Portfolio to the extent that total operating expenses to the extent that total operating expenses, with certain exceptions, exceed 0.90% through June 30, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that each fund's management contract incorporates a variable management fee structure, which provides for breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including, but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2025.

1.813637.119
SELCON-SANN-1024
Fidelity® Environment and Alternative Energy Fund
Fidelity® Natural Resources Fund

Semi-Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Environment and Alternative Energy Fund
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
Aerospace & Defense - 1.1%
Aerospace & Defense - 1.1%
General Electric Co.	13,810	2,411,502
Woodward, Inc.	21,350	3,557,978
		5,969,480
Automobiles - 9.4%
Automobile Manufacturers - 9.4%
Rivian Automotive, Inc. Class A (a)(b)	256,820	3,628,867
Tesla, Inc. (a)	227,940	48,804,233
		52,433,100
Building Products - 6.0%
Building Products - 6.0%
Advanced Drain Systems, Inc.	15,930	2,497,187
Builders FirstSource, Inc. (a)	32,040	5,574,960
Fortune Brands Innovations, Inc.	47,850	3,799,769
The AZEK Co., Inc. Class A, (a)	100,060	4,265,558
Trane Technologies PLC	48,080	17,388,613
		33,526,087
Chemicals - 9.0%
Commodity Chemicals - 0.3%
PureCycle Technologies, Inc. (a)(b)	225,910	1,378,051
Diversified Chemicals - 0.5%
The Chemours Co. LLC	149,670	2,909,585
Industrial Gases - 7.1%
Linde PLC	83,100	39,742,575
Specialty Chemicals - 1.1%
Aspen Aerogels, Inc. (a)	150,152	4,307,861
Eastman Chemical Co.	18,610	1,905,106
		6,212,967
TOTAL CHEMICALS		50,243,178
Commercial Services & Supplies - 5.1%
Environmental & Facilities Services - 5.1%
Clean Harbors, Inc. (a)	18,190	4,472,921
Republic Services, Inc.	85,370	17,774,888
Tetra Tech, Inc.	22,600	5,372,924
Veralto Corp.	8,416	946,211
		28,566,944
Communications Equipment - 2.8%
Communications Equipment - 2.8%
Arista Networks, Inc. (a)	44,300	15,654,734
Construction & Engineering - 1.8%
Construction & Engineering - 1.8%
AECOM	48,610	4,867,805
Quanta Services, Inc.	19,680	5,414,558
		10,282,363
Containers & Packaging - 1.7%
Metal, Glass & Plastic Containers - 1.7%
Ball Corp.	152,350	9,721,454
Electric Utilities - 4.4%
Electric Utilities - 4.4%
Kansai Electric Power Co., Inc.	257,130	4,546,693
PG&E Corp.	625,560	12,323,532
Southern Co.	90,620	7,829,568
		24,699,793
Electrical Equipment - 8.0%
Electrical Components & Equipment - 6.1%
Array Technologies, Inc. (a)	138,450	929,000
Eaton Corp. PLC	68,200	20,932,626
Fluence Energy, Inc. Class A (a)(b)	97,980	1,799,893
Nextracker, Inc. Class A (a)	70,340	2,860,728
Sungrow Power Supply Co. Ltd. (A Shares)	54,880	595,954
Sunrun, Inc. (a)(b)	176,890	3,629,783
Vertiv Holdings Co.	38,820	3,223,225
		33,971,209
Heavy Electrical Equipment - 1.9%
Bloom Energy Corp. Class A (a)(b)	98,140	1,168,847
GE Vernova LLC	24,990	5,022,990
Vestas Wind Systems A/S (a)	194,740	4,449,416
		10,641,253
TOTAL ELECTRICAL EQUIPMENT		44,612,462
Electronic Equipment, Instruments & Components - 0.9%
Electronic Components - 0.9%
Coherent Corp. (a)	64,160	5,001,272
Energy Equipment & Services - 0.9%
Oil & Gas Equipment & Services - 0.9%
Baker Hughes Co. Class A	138,630	4,875,617
Equity Real Estate Investment Trusts (REITs) - 4.3%
Industrial REITs - 4.3%
Prologis, Inc.	185,980	23,771,964
Ground Transportation - 4.7%
Rail Transportation - 4.7%
Union Pacific Corp.	101,710	26,046,914
Household Durables - 1.5%
Homebuilding - 1.5%
KB Home	23,530	1,969,696
TopBuild Corp. (a)	15,650	6,150,763
		8,120,459
Independent Power and Renewable Electricity Producers - 2.9%
Independent Power Producers & Energy Traders - 1.9%
RWE AG	83,410	3,008,532
The AES Corp.	254,780	4,364,381
Vistra Corp.	36,570	3,124,175
		10,497,088
Renewable Electricity - 1.0%
Sunnova Energy International, Inc. (a)(b)	526,440	5,848,748
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		16,345,836
IT Services - 6.8%
IT Consulting & Other Services - 6.8%
Amdocs Ltd.	59,450	5,170,367
IBM Corp.	162,620	32,870,381
		38,040,748
Life Sciences Tools & Services - 2.6%
Life Sciences Tools & Services - 2.6%
Agilent Technologies, Inc.	20,180	2,884,126
Danaher Corp.	42,320	11,397,199
		14,281,325
Machinery - 4.4%
Agricultural & Farm Machinery - 0.6%
Deere & Co.	9,290	3,583,525
Construction Machinery & Heavy Transportation Equipment - 2.7%
Cummins, Inc.	40,482	12,664,794
Westinghouse Air Brake Tech Co.	12,570	2,131,495
		14,796,289
Industrial Machinery & Supplies & Components - 1.1%
Parker Hannifin Corp.	9,930	5,959,986
TOTAL MACHINERY		24,339,800
Metals & Mining - 1.1%
Steel - 1.1%
ATI, Inc. (a)	48,440	3,094,347
Carpenter Technology Corp.	11,560	1,673,541
Commercial Metals Co.	28,470	1,525,707
		6,293,595
Oil, Gas & Consumable Fuels - 0.3%
Coal & Consumable Fuels - 0.3%
Cameco Corp.	37,900	1,547,836
Professional Services - 1.4%
Research & Consulting Services - 1.4%
KBR, Inc.	111,400	7,726,704
Semiconductors & Semiconductor Equipment - 7.9%
Semiconductor Materials & Equipment - 1.4%
AEHR Test Systems (a)(b)	90,900	1,382,589
Enphase Energy, Inc. (a)	40,460	4,897,278
SolarEdge Technologies, Inc. (a)(b)	58,040	1,412,113
		7,691,980
Semiconductors - 6.5%
Allegro MicroSystems LLC (a)	59,900	1,469,347
First Solar, Inc. (a)	41,020	9,326,717
NXP Semiconductors NV	51,390	13,174,340
ON Semiconductor Corp. (a)	76,550	5,960,949
Universal Display Corp.	29,420	5,699,242
Wolfspeed, Inc. (a)(b)	55,350	539,663
		36,170,258
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		43,862,238
Software - 10.8%
Systems Software - 10.8%
Microsoft Corp.	143,560	59,884,615
TOTAL COMMON STOCKS (Cost $386,779,484)		555,848,518

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
Electronic Equipment, Instruments & Components - 0.0%
Electronic Components - 0.0%
CelLink Corp. Series D (a)(c)(d) (Cost $295,699)	14,200	96,702

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f) (Cost $18,630,600)	18,628,737	18,630,600

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $405,705,783)	574,575,820
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(17,656,146)
NET ASSETS - 100.0%	556,919,674

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $96,702 or 0.0% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CelLink Corp. Series D	1/20/22	295,699

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	144,254	42,307,169	42,451,170	28,743	(253)	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	8,819,875	64,747,571	54,936,846	107,711	-	-	18,630,600	0.1%
Total	8,964,129	107,054,740	97,388,016	136,454	(253)	-	18,630,600

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	555,848,518	551,399,102	4,449,416	-

Convertible Preferred Stocks	96,702	-	-	96,702

Money Market Funds	18,630,600	18,630,600	-	-
Total Investments in Securities:	574,575,820	570,029,702	4,449,416	96,702
Fidelity® Environment and Alternative Energy Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,348,673) - See accompanying schedule:
Unaffiliated issuers (cost $387,075,183)	$555,945,220
Fidelity Central Funds (cost $18,630,600)	18,630,600

Total Investment in Securities (cost $405,705,783)		$574,575,820
Foreign currency held at value (cost $5,478)		5,438
Receivable for investments sold		576,217
Receivable for fund shares sold		160,312
Dividends receivable		854,215
Distributions receivable from Fidelity Central Funds		12,720
Prepaid expenses		927
Total assets		576,185,649
Liabilities
Payable to custodian bank	$66,124
Payable for fund shares redeemed	227,877
Accrued management fee	300,574
Other payables and accrued expenses	40,800
Collateral on securities loaned	18,630,600
Total liabilities		19,265,975
Net Assets		$556,919,674
Net Assets consist of:
Paid in capital		$473,208,869
Total accumulated earnings (loss)		83,710,805
Net Assets		$556,919,674
Net Asset Value, offering price and redemption price per share ($556,919,674 ÷ 14,617,563 shares)		$38.10
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$3,228,518
Income from Fidelity Central Funds (including $107,711 from security lending)		136,454
Total income		3,364,972
Expenses
Management fee	$1,799,003
Custodian fees and expenses	8,356
Independent trustees' fees and expenses	1,112
Registration fees	22,805
Audit fees	33,024
Legal	889
Miscellaneous	16,987
Total expenses before reductions	1,882,176
Expense reductions	(10,568)
Total expenses after reductions		1,871,608
Net Investment income (loss)		1,493,364
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	30,096,267
Fidelity Central Funds	(253)
Foreign currency transactions	(5,431)
Total net realized gain (loss)		30,090,583
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	22,155,356
Assets and liabilities in foreign currencies	3,556
Total change in net unrealized appreciation (depreciation)		22,158,912
Net gain (loss)		52,249,495
Net increase (decrease) in net assets resulting from operations		$53,742,859
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,493,364	$2,913,215
Net realized gain (loss)	30,090,583	12,126,714
Change in net unrealized appreciation (depreciation)	22,158,912	91,351,520
Net increase (decrease) in net assets resulting from operations	53,742,859	106,391,449
Distributions to shareholders	(150,494)	(2,019,768)

Share transactions
Proceeds from sales of shares	42,792,010	82,337,401
Reinvestment of distributions	139,009	1,855,046
Cost of shares redeemed	(63,380,261)	(137,391,407)

Net increase (decrease) in net assets resulting from share transactions	(20,449,242)	(53,198,960)
Total increase (decrease) in net assets	33,143,123	51,172,721

Net Assets
Beginning of period	523,776,551	472,603,830
End of period	$556,919,674	$523,776,551

Other Information
Shares
Sold	1,190,273	2,685,092
Issued in reinvestment of distributions	4,028	56,695
Redeemed	(1,772,781)	(4,514,624)
Net increase (decrease)	(578,480)	(1,772,837)

Financial Highlights
Fidelity® Environment and Alternative Energy Fund

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$34.47	$27.85	$30.97	$30.16	$23.80	$24.92
Income from Investment Operations
Net investment income (loss) B,C	.10	.18	.15	.11	.24	.27
Net realized and unrealized gain (loss)	3.54	6.57	(3.09)	3.46	8.02	(.81)
Total from investment operations	3.64	6.75	(2.94)	3.57	8.26	(.54)
Distributions from net investment income	(.01)	(.13)	(.18)	(.10)	(.26)	(.23)
Distributions from net realized gain	-	-	-	(2.66)	(1.64)	(.35)
Total distributions	(.01)	(.13)	(.18)	(2.76)	(1.90)	(.58)
Net asset value, end of period	$38.10	$34.47	$27.85	$30.97	$30.16	$23.80
Total Return D,E	10.56%	24.26%	(9.46)%	11.02%	38.97%	(2.35)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.70% H	.81%	.79%	.79%	.85%	.85%
Expenses net of fee waivers, if any	.70 % H	.80%	.79%	.79%	.85%	.85%
Expenses net of all reductions	.70% H	.80%	.79%	.79%	.85%	.85%
Net investment income (loss)	.56% H	.60%	.52%	.33%	.95%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$556,920	$523,777	$472,604	$755,742	$373,982	$181,456
Portfolio turnover rate I	36 % H	35%	34%	89%	28%	49%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Natural Resources Fund
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
Containers & Packaging - 6.3%
Metal, Glass & Plastic Containers - 3.9%
Aptargroup, Inc.	73,400	11,244,146
Crown Holdings, Inc.	89,500	8,091,695
Greif, Inc. Class A	92,000	5,751,840
		25,087,681
Paper & Plastic Packaging Products & Materials - 2.4%
Avery Dennison Corp.	54,100	12,002,085
International Paper Co.	75,000	3,631,500
		15,633,585
TOTAL CONTAINERS & PACKAGING		40,721,266
Energy Equipment & Services - 4.9%
Oil & Gas Equipment & Services - 4.9%
Expro Group Holdings NV (a)	470,000	9,334,200
TechnipFMC PLC	425,100	11,409,684
Weatherford International PLC	104,264	10,941,464
		31,685,348
Metals & Mining - 18.0%
Copper - 5.5%
Capstone Copper Corp. (a)	307,400	2,205,734
First Quantum Minerals Ltd.	1,266,700	15,950,654
Freeport-McMoRan, Inc.	399,800	17,703,144
		35,859,532
Diversified Metals & Mining - 4.2%
Altius Minerals Corp.	124,200	2,239,498
Ivanhoe Mines Ltd. (a)(b)	1,092,300	14,565,081
Teck Resources Ltd. Class B	217,000	10,394,300
		27,198,879
Gold - 7.4%
Agnico Eagle Mines Ltd. (United States)	211,000	17,190,170
Alamos Gold, Inc. Class A	208,600	4,021,808
Franco-Nevada Corp.	75,900	9,268,062
Newmont Corp.	138,000	7,367,820
Wheaton Precious Metals Corp.	169,350	10,467,524
		48,315,384
Silver - 0.9%
Hecla Mining Co.	942,700	5,590,211
TOTAL METALS & MINING		116,964,006
Oil, Gas & Consumable Fuels - 70.1%
Integrated Oil & Gas - 44.4%
Exxon Mobil Corp.	1,237,259	145,922,327
Galp Energia SGPS SA	1,493,600	30,973,237
Imperial Oil Ltd. (b)	756,800	56,999,369
Shell PLC ADR	750,300	53,766,498
		287,661,431
Oil & Gas Exploration & Production - 15.0%
Africa Oil Corp.	7,982,100	12,201,333
Athabasca Oil Corp. (a)	5,056,500	20,336,311
Greenfire Resources Ltd.	400,400	2,958,956
Hess Corp.	116,400	16,070,184
Kosmos Energy Ltd. (a)(b)	1,509,000	7,348,830
MEG Energy Corp.	1,828,539	36,417,458
Sintana Energy, Inc. (a)	2,685,800	2,212,175
		97,545,247
Oil & Gas Refining & Marketing - 8.9%
PBF Energy, Inc. Class A	125,200	4,264,312
Phillips 66 Co.	155,016	21,750,295
Valero Energy Corp.	214,500	31,473,585
		57,488,192
Oil & Gas Storage & Transportation - 1.8%
Cheniere Energy, Inc.	26,600	4,927,916
Energy Transfer LP	428,900	6,905,290
		11,833,206
TOTAL OIL, GAS & CONSUMABLE FUELS		454,528,076
TOTAL COMMON STOCKS (Cost $428,287,320)		643,898,696

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	2,391,518	2,391,997
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	24,263,719	24,266,145
TOTAL MONEY MARKET FUNDS (Cost $26,658,142)		26,658,142

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $454,945,462)	670,556,838
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(22,330,034)
NET ASSETS - 100.0%	648,226,804

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	7,576,529	77,534,512	82,719,319	117,996	275	-	2,391,997	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	23,963,865	158,593,277	158,290,997	27,082	-	-	24,266,145	0.1%
Total	31,540,394	236,127,789	241,010,316	145,078	275	-	26,658,142

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	643,898,696	643,898,696	-	-

Money Market Funds	26,658,142	26,658,142	-	-
Total Investments in Securities:	670,556,838	670,556,838	-	-
Fidelity® Natural Resources Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,879,763) - See accompanying schedule:
Unaffiliated issuers (cost $428,287,320)	$643,898,696
Fidelity Central Funds (cost $26,658,142)	26,658,142

Total Investment in Securities (cost $454,945,462)		$670,556,838
Foreign currency held at value (cost $6)		6
Receivable for investments sold		440,320
Receivable for fund shares sold		329,660
Dividends receivable		2,310,994
Distributions receivable from Fidelity Central Funds		20,436
Prepaid expenses		1,537
Other receivables		106,306
Total assets		673,766,097
Liabilities
Payable for investments purchased	$385,600
Payable for fund shares redeemed	375,792
Accrued management fee	357,448
Other payables and accrued expenses	154,308
Collateral on securities loaned	24,266,145
Total liabilities		25,539,293
Net Assets		$648,226,804
Net Assets consist of:
Paid in capital		$607,789,985
Total accumulated earnings (loss)		40,436,819
Net Assets		$648,226,804
Net Asset Value, offering price and redemption price per share ($648,226,804 ÷ 13,859,244 shares)		$46.77
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$7,895,532
Income from Fidelity Central Funds (including $27,082 from security lending)		145,078
Total income		8,040,610
Expenses
Management fee	$2,204,522
Custodian fees and expenses	14,160
Independent trustees' fees and expenses	1,350
Registration fees	27,282
Audit fees	27,737
Legal	864
Miscellaneous	17,770
Total expenses before reductions	2,293,685
Expense reductions	(11,985)
Total expenses after reductions		2,281,700
Net Investment income (loss)		5,758,910
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	34,851,466
Fidelity Central Funds	275
Foreign currency transactions	(1,661)
Total net realized gain (loss)		34,850,080
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	25,862,430
Assets and liabilities in foreign currencies	(401)
Total change in net unrealized appreciation (depreciation)		25,862,029
Net gain (loss)		60,712,109
Net increase (decrease) in net assets resulting from operations		$66,471,019
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,758,910	$10,597,230
Net realized gain (loss)	34,850,080	57,563,145
Change in net unrealized appreciation (depreciation)	25,862,029	(41,700,396)
Net increase (decrease) in net assets resulting from operations	66,471,019	26,459,979
Distributions to shareholders	-	(10,079,753)

Share transactions
Proceeds from sales of shares	100,708,791	175,332,712
Reinvestment of distributions	-	9,365,908
Cost of shares redeemed	(107,195,476)	(425,265,456)

Net increase (decrease) in net assets resulting from share transactions	(6,486,685)	(240,566,836)
Total increase (decrease) in net assets	59,984,334	(224,186,610)

Net Assets
Beginning of period	588,242,470	812,429,080
End of period	$648,226,804	$588,242,470

Other Information
Shares
Sold	2,150,867	4,251,604
Issued in reinvestment of distributions	-	228,353
Redeemed	(2,317,953)	(10,775,156)
Net increase (decrease)	(167,086)	(6,295,199)

Financial Highlights
Fidelity® Natural Resources Fund

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$41.94	$39.98	$34.22	$23.21	$20.59	$25.55
Income from Investment Operations
Net investment income (loss) B,C	.41	.65	.83	.51	.30	.30
Net realized and unrealized gain (loss)	4.42	1.96	5.87	10.91	2.69	(4.88)
Total from investment operations	4.83	2.61	6.70	11.42	2.99	(4.58)
Distributions from net investment income	-	(.65)	(.94)	(.41)	(.37)	(.30)
Distributions from net realized gain	-	-	-	-	-	(.08)
Total distributions	-	(.65)	(.94)	(.41)	(.37)	(.38)
Net asset value, end of period	$46.77	$41.94	$39.98	$34.22	$23.21	$20.59
Total Return D,E	11.52%	6.57%	19.78%	49.71%	14.76%	(18.25)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.70% H	.77%	.77%	.82%	.89%	.84%
Expenses net of fee waivers, if any	.70 % H	.76%	.77%	.81%	.89%	.84%
Expenses net of all reductions	.70% H	.76%	.77%	.81%	.88%	.84%
Net investment income (loss)	1.76% H	1.60%	2.21%	1.84%	1.62%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$648,227	$588,242	$812,429	$598,034	$292,887	$315,533
Portfolio turnover rate I	56 % H	50%	74%	98%	90%	8%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2024

1. Organization.
Fidelity Environment and Alternative Energy Fund and Fidelity Natural Resources Fund (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Fidelity Natural Resources Fund may also invest in certain precious metals.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Natural Resources Fund	106,306

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred Trustee compensation and capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Environment and Alternative Energy Fund	406,493,761	179,444,511	(11,362,452)	168,082,059
Fidelity Natural Resources Fund	455,452,748	224,940,678	(9,836,588)	215,104,090

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Environment and Alternative Energy Fund	(92,561,271)	(23,013,764)	(115,575,035)
Fidelity Natural Resources Fund	(109,009,339)	(104,002,974)	(213,012,313)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Environment and Alternative Energy Fund	96,947,165	114,517,746
Fidelity Natural Resources Fund	180,095,777	181,670,611

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee.

Effective March 1, 2024, each Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean each "Fund" as each Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating each Fund out of each class's management fee. Each class of each Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once each Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of each Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Environment and Alternative Energy Fund	.72
Fidelity Natural Resources Fund	.71

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of each Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Environment and Alternative Energy Fund	.67
Fidelity Natural Resources Fund	.67

Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Environment and Alternative Energy Fund	2,145
Fidelity Natural Resources Fund	5,516

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below. During the period, there were no interfund trades.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Environment and Alternative Energy Fund	2,487,759	9,011,528	2,789,622
Fidelity Natural Resources Fund	3,816,852	13,289,676	2,930,624

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Environment and Alternative Energy Fund	458
Fidelity Natural Resources Fund	553
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Environment and Alternative Energy Fund	11,406	3,549	-
Fidelity Natural Resources Fund	2,972	-	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount ($)
Fidelity Environment and Alternative Energy Fund	10,568
Fidelity Natural Resources Fund	11,985
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	50,178,154,296.75	92.38
Withheld	4,136,551,415.53	7.62
TOTAL	54,314,705,712.27	100.00
Robert A. Lawrence
Affirmative	50,131,321,830.27	92.30
Withheld	4,183,383,882.00	7.70
TOTAL	54,314,705,712.27	100.00
Vijay C. Advani
Affirmative	50,021,870,319.77	92.10
Withheld	4,292,835,392.50	7.90
TOTAL	54,314,705,712.27	100.00
Thomas P. Bostick
Affirmative	50,057,248,681.17	92.16
Withheld	4,257,457,031.10	7.84
TOTAL	54,314,705,712.27	100.00
Donald F. Donahue
Affirmative	49,998,023,290.27	92.05
Withheld	4,316,682,422.00	7.95
TOTAL	54,314,705,712.27	100.00
Vicki L. Fuller
Affirmative	50,146,578,363.15	92.33
Withheld	4,168,127,349.12	7.67
TOTAL	54,314,705,712.27	100.00
Patricia L. Kampling
Affirmative	50,227,895,949.71	92.48
Withheld	4,086,809,762.56	7.52
TOTAL	54,314,705,712.27	100.00
Thomas A. Kennedy
Affirmative	50,080,160,698.34	92.20
Withheld	4,234,545,013.93	7.80
TOTAL	54,314,705,712.27	100.00
Oscar Munoz
Affirmative	49,879,616,445.58	91.83
Withheld	4,435,089,266.69	8.17
TOTAL	54,314,705,712.27	100.00
Karen B. Peetz
Affirmative	50,078,105,799.58	92.20
Withheld	4,236,599,912.69	7.80
TOTAL	54,314,705,712.27	100.00
David M. Thomas
Affirmative	50,013,939,190.36	92.08
Withheld	4,300,766,521.91	7.92
TOTAL	54,314,705,712.27	100.00
Susan Tomasky
Affirmative	50,109,134,188.50	92.26
Withheld	4,205,571,523.77	7.74
TOTAL	54,314,705,712.27	100.00
Michael E. Wiley
Affirmative	50,016,526,096.47	92.09
Withheld	4,298,179,615.80	7.91
TOTAL	54,314,705,712.27	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Environment and Alternative Energy Fund
Fidelity Natural Resources Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of each fund; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect for each fund with each fund's management fee based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that, in exchange for the variable management fee, each fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of each fund's management fee and total expenses, the Board considered each fund's pro rata management fee rate as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.

Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the mapped group that have a similar sales load structure of each fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that each fund's management contract incorporates a variable management fee structure, which provides for breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including, but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through May 31, 2025.

1.9901476.103
EAE-NRF-SANN-1024
Fidelity® Select Portfolios®
Energy Sector

Energy Portfolio

Semi-Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Energy Portfolio
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.6%
	Shares	Value ($)
Energy Equipment & Services - 15.7%
Oil & Gas Drilling - 3.3%
Noble Corp. PLC	282,800	10,788,820
Odfjell Drilling Ltd.	1,485,118	7,449,640
Patterson-UTI Energy, Inc.	197,112	1,815,402
Shelf Drilling Ltd. (a)(b)(c)	1,347,589	2,127,040
Valaris Ltd. (a)	790,800	48,286,248
		70,467,150
Oil & Gas Equipment & Services - 12.4%
Halliburton Co.	596,300	18,538,967
Liberty Energy, Inc. Class A	573,500	11,808,365
National Energy Services Reunited Corp. (a)	3,888,920	37,916,970
Oceaneering International, Inc. (a)	560,630	15,131,404
Schlumberger Ltd.	2,462,469	108,324,011
Subsea 7 SA	119,300	2,128,258
TechnipFMC PLC	2,444,472	65,609,628
Tidewater, Inc. (a)	57,800	5,126,860
Vallourec SA (a)	192,800	3,087,059
		267,671,522
TOTAL ENERGY EQUIPMENT & SERVICES		338,138,672
Independent Power and Renewable Electricity Producers - 1.6%
Independent Power Producers & Energy Traders - 1.6%
Vistra Corp.	413,300	35,308,219
Machinery - 0.8%
Industrial Machinery & Supplies & Components - 0.8%
Chart Industries, Inc. (a)(b)	143,200	17,527,680
Oil, Gas & Consumable Fuels - 80.5%
Integrated Oil & Gas - 42.2%
Cenovus Energy, Inc. (Canada)	6,862,406	127,252,273
Chevron Corp.	722,817	106,940,775
Exxon Mobil Corp.	4,554,172	537,119,047
Imperial Oil Ltd.	388,200	29,237,784
Occidental Petroleum Corp.	1,382,515	78,775,705
Occidental Petroleum Corp. warrants 8/3/27 (a)	99,550	3,486,241
Suncor Energy, Inc.	720,600	29,227,170
		912,038,995
Oil & Gas Exploration & Production - 20.3%
Antero Resources Corp. (a)	964,400	26,029,156
Canadian Natural Resources Ltd.	2,869,460	103,863,955
Chord Energy Corp.	78,652	11,674,316
ConocoPhillips Co.	583,266	66,369,838
Devon Energy Corp.	81,900	3,667,482
Diamondback Energy, Inc.	365,500	71,312,705
EOG Resources, Inc.	83,664	10,777,596
Hess Corp.	408,100	56,342,286
Northern Oil & Gas, Inc.	123,860	4,927,151
Ovintiv, Inc.	987,900	42,311,757
Permian Resource Corp. Class A	745,400	10,614,496
Range Resources Corp.	763,200	22,804,416
SM Energy Co.	183,300	8,363,979
		439,059,133
Oil & Gas Refining & Marketing - 9.7%
Marathon Petroleum Corp.	599,392	106,164,311
Phillips 66 Co.	174,673	24,508,369
Valero Energy Corp.	529,900	77,752,227
		208,424,907
Oil & Gas Storage & Transportation - 8.3%
Cheniere Energy, Inc.	508,012	94,114,303
Energy Transfer LP	4,304,800	69,307,280
Golar LNG Ltd.	83,533	2,780,814
Targa Resources Corp.	79,400	11,663,860
		177,866,257
TOTAL OIL, GAS & CONSUMABLE FUELS		1,737,389,292
TOTAL COMMON STOCKS (Cost $1,169,146,738)		2,128,363,863

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	1,488,016	1,488,313
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	17,925,966	17,927,759
TOTAL MONEY MARKET FUNDS (Cost $19,416,072)		19,416,072

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $1,188,562,810)	2,147,779,935
NET OTHER ASSETS (LIABILITIES) - 0.5%	11,839,741
NET ASSETS - 100.0%	2,159,619,676

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,127,040 or 0.1% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	392,136	119,667,369	118,571,436	128,347	244	-	1,488,313	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	29,770,054	515,825,467	527,667,762	35,421	-	-	17,927,759	0.1%
Total	30,162,190	635,492,836	646,239,198	163,768	244	-	19,416,072

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	2,128,363,863	2,128,363,863	-	-

Money Market Funds	19,416,072	19,416,072	-	-
Total Investments in Securities:	2,147,779,935	2,147,779,935	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,309,226) - See accompanying schedule:
Unaffiliated issuers (cost $1,169,146,738)	$2,128,363,863
Fidelity Central Funds (cost $19,416,072)	19,416,072

Total Investment in Securities (cost $1,188,562,810)		$2,147,779,935
Receivable for investments sold		21,717,217
Receivable for fund shares sold		2,616,534
Dividends receivable		7,929,325
Distributions receivable from Fidelity Central Funds		17,561
Prepaid expenses		4,412
Other receivables		489,858
Total assets		2,180,554,842
Liabilities
Payable for fund shares redeemed	$1,349,314
Accrued management fee	1,141,055
Other payables and accrued expenses	517,646
Collateral on securities loaned	17,927,151
Total liabilities		20,935,166
Net Assets		$2,159,619,676
Net Assets consist of:
Paid in capital		$2,055,851,052
Total accumulated earnings (loss)		103,768,624
Net Assets		$2,159,619,676
Net Asset Value, offering price and redemption price per share ($2,159,619,676 ÷ 35,279,714 shares)		$61.21
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$29,335,314
Income from Fidelity Central Funds (including $35,421 from security lending)		163,768
Total income		29,499,082
Expenses
Management fee	$7,303,942
Custodian fees and expenses	28,171
Independent trustees' fees and expenses	4,770
Registration fees	60,644
Audit fees	38,708
Legal	4,404
Interest	31,294
Miscellaneous	53,893
Total expenses before reductions	7,525,826
Expense reductions	(43,233)
Total expenses after reductions		7,482,593
Net Investment income (loss)		22,016,489
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	83,940,609
Fidelity Central Funds	244
Foreign currency transactions	9,451
Total net realized gain (loss)		83,950,304
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	31,381,455
Assets and liabilities in foreign currencies	9
Total change in net unrealized appreciation (depreciation)		31,381,464
Net gain (loss)		115,331,768
Net increase (decrease) in net assets resulting from operations		$137,348,257
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,016,489	$47,706,355
Net realized gain (loss)	83,950,304	257,847,130
Change in net unrealized appreciation (depreciation)	31,381,464	(191,126,185)
Net increase (decrease) in net assets resulting from operations	137,348,257	114,427,300
Distributions to shareholders	(2,439,681)	(42,949,687)

Share transactions
Proceeds from sales of shares	336,857,915	545,563,294
Reinvestment of distributions	2,247,605	39,788,327
Cost of shares redeemed	(445,956,575)	(1,365,976,841)

Net increase (decrease) in net assets resulting from share transactions	(106,851,055)	(780,625,220)
Total increase (decrease) in net assets	28,057,521	(709,147,607)

Net Assets
Beginning of period	2,131,562,155	2,840,709,762
End of period	$2,159,619,676	$2,131,562,155

Other Information
Shares
Sold	5,334,901	9,594,074
Issued in reinvestment of distributions	34,462	711,141
Redeemed	(7,176,642)	(24,924,355)
Net increase (decrease)	(1,807,279)	(14,619,140)

Financial Highlights
Energy Portfolio

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$57.47	$54.94	$45.24	$29.25	$26.79	$37.50
Income from Investment Operations
Net investment income (loss) B,C	.60	1.12	1.46	.96	.99 D	.71
Net realized and unrealized gain (loss)	3.21	2.51	9.64	15.82	2.27	(10.76)
Total from investment operations	3.81	3.63	11.10	16.78	3.26	(10.05)
Distributions from net investment income	(.07)	(1.10)	(1.40)	(.79)	(.80)	(.64)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	(.07)	(1.10)	(1.40)	(.79)	(.80)	(.66)
Net asset value, end of period	$61.21	$57.47	$54.94	$45.24	$29.25	$26.79
Total Return E,F	6.61%	6.66%	24.63%	58.37%	13.03%	(27.24)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.66% I	.74%	.73%	.77%	.85%	.81%
Expenses net of fee waivers, if any	.66 % I	.73%	.73%	.77%	.85%	.81%
Expenses net of all reductions	.66% I	.73%	.73%	.77%	.84%	.80%
Net investment income (loss)	1.93% I	2.00%	2.75%	2.79%	4.50% D	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$2,159,620	$2,131,562	$2,840,710	$2,407,641	$980,644	$676,312
Portfolio turnover rate J	19 % I	17%	43%	56% K	31%	79%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.82%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KThe portfolio turnover rate does not include the assets acquired in the merger.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2024

1. Organization.
Energy Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Energy Portfolio	$436,405

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred Trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$978,232,705
Gross unrealized depreciation	(22,595,564)
Net unrealized appreciation (depreciation)	$955,637,141
Tax cost	$1,192,142,794

Due to a merger in a prior period, approximately $386,682,087 of the Fund's realized losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $2,077,904 of those capital losses per year to offset gains. These realized losses were acquired from Select Natural Gas Portfolio when it merged into the Fund on November 19, 2021.

Due to a merger in a prior period, approximately $317,098,512 of the Fund's realized losses and a portion of the Fund's unrealized losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $3,367,549 of those capital losses per year to offset gains. These realized and unrealized losses were acquired from Select Energy Service Portfolio when it merged into the Fund on November 19, 2021.

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(484,417,665)
Long-term	(467,923,776)
Total capital loss carryforward	$(952,341,441)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Energy Portfolio	213,656,890	326,670,838

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Energy Portfolio	.70

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Energy Portfolio	.64

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Energy Portfolio	8,104

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Energy Portfolio	Borrower	4,265,289	5.57%	29,686

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Energy Portfolio	18,705,813	18,090,720	3,628,020

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Energy Portfolio	1,962

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Energy Portfolio	3,751	-	-

8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Energy Portfolio	993,000	5.83%	1,608

9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $43,233.

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	50,178,154,296.75	92.38
Withheld	4,136,551,415.53	7.62
TOTAL	54,314,705,712.27	100.00
Robert A. Lawrence
Affirmative	50,131,321,830.27	92.30
Withheld	4,183,383,882.00	7.70
TOTAL	54,314,705,712.27	100.00
Vijay C. Advani
Affirmative	50,021,870,319.77	92.10
Withheld	4,292,835,392.50	7.90
TOTAL	54,314,705,712.27	100.00
Thomas P. Bostick
Affirmative	50,057,248,681.17	92.16
Withheld	4,257,457,031.10	7.84
TOTAL	54,314,705,712.27	100.00
Donald F. Donahue
Affirmative	49,998,023,290.27	92.05
Withheld	4,316,682,422.00	7.95
TOTAL	54,314,705,712.27	100.00
Vicki L. Fuller
Affirmative	50,146,578,363.15	92.33
Withheld	4,168,127,349.12	7.67
TOTAL	54,314,705,712.27	100.00
Patricia L. Kampling
Affirmative	50,227,895,949.71	92.48
Withheld	4,086,809,762.56	7.52
TOTAL	54,314,705,712.27	100.00
Thomas A. Kennedy
Affirmative	50,080,160,698.34	92.20
Withheld	4,234,545,013.93	7.80
TOTAL	54,314,705,712.27	100.00
Oscar Munoz
Affirmative	49,879,616,445.58	91.83
Withheld	4,435,089,266.69	8.17
TOTAL	54,314,705,712.27	100.00
Karen B. Peetz
Affirmative	50,078,105,799.58	92.20
Withheld	4,236,599,912.69	7.80
TOTAL	54,314,705,712.27	100.00
David M. Thomas
Affirmative	50,013,939,190.36	92.08
Withheld	4,300,766,521.91	7.92
TOTAL	54,314,705,712.27	100.00
Susan Tomasky
Affirmative	50,109,134,188.50	92.26
Withheld	4,205,571,523.77	7.74
TOTAL	54,314,705,712.27	100.00
Michael E. Wiley
Affirmative	50,016,526,096.47	92.09
Withheld	4,298,179,615.80	7.91
TOTAL	54,314,705,712.27	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Energy Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.813654.119
SELNR-SANN-1024
Fidelity® Select Portfolios®
Utilities Sector

Utilities Portfolio

Semi-Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Utilities Portfolio
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
Electric Utilities - 62.1%
Electric Utilities - 62.1%
American Electric Power Co., Inc.	836,127	83,846,816
Constellation Energy Corp.	375,522	73,865,177
Edison International	1,055,321	91,844,587
Entergy Corp.	618,263	74,618,161
Evergy, Inc.	98,100	5,801,634
Eversource Energy	1,027,299	69,373,501
FirstEnergy Corp.	1,463,245	64,265,720
Hawaiian Electric Industries, Inc. (a)	707,685	7,593,460
NextEra Energy, Inc.	2,474,950	199,258,229
NRG Energy, Inc.	399,518	33,963,025
PG&E Corp.	4,848,492	95,515,292
Pinnacle West Capital Corp. (a)	157,065	13,746,329
PPL Corp.	1,737,706	55,450,198
Southern Co.	518,695	44,815,248
Xcel Energy, Inc.	684,179	41,892,280
		955,849,657
Gas Utilities - 2.1%
Gas Utilities - 2.1%
Southwest Gas Holdings, Inc.	190,859	13,879,266
UGI Corp.	739,177	18,412,899
		32,292,165
Independent Power and Renewable Electricity Producers - 9.5%
Independent Power Producers & Energy Traders - 7.4%
Talen Energy Corp. (b)	194,400	29,084,184
The AES Corp.	1,435,133	24,583,828
Vistra Corp.	696,164	59,473,291
		113,141,303
Renewable Electricity - 2.1%
Clearway Energy, Inc. Class A	166,124	4,463,752
NextEra Energy Partners LP	1,118,569	28,020,153
		32,483,905
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		145,625,208
Multi-Utilities - 25.2%
Multi-Utilities - 25.2%
Ameren Corp.	487,395	40,214,961
CenterPoint Energy, Inc.	1,659,001	45,290,727
Consolidated Edison, Inc.	293,431	29,800,852
Dominion Energy, Inc.	636,700	35,591,530
NiSource, Inc.	1,424,976	47,109,707
Public Service Enterprise Group, Inc.	1,002,108	80,920,221
Sempra	1,333,008	109,546,597
		388,474,595
TOTAL COMMON STOCKS (Cost $1,118,213,148)		1,522,241,625

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	13,134,035	13,136,662
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	18,170,833	18,172,650
TOTAL MONEY MARKET FUNDS (Cost $31,309,312)		31,309,312

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $1,149,522,460)	1,553,550,937
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(14,794,288)
NET ASSETS - 100.0%	1,538,756,649

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	4,516,166	255,630,998	247,009,890	505,920	(612)	-	13,136,662	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	43,358,278	208,029,481	233,215,109	9,665	-	-	18,172,650	0.1%
Total	47,874,444	463,660,479	480,224,999	515,585	(612)	-	31,309,312

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks	1,522,241,625	1,522,241,625	-	-

Money Market Funds	31,309,312	31,309,312	-	-
Total Investments in Securities:	1,553,550,937	1,553,550,937	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,701,662) - See accompanying schedule:
Unaffiliated issuers (cost $1,118,213,148)	$1,522,241,625
Fidelity Central Funds (cost $31,309,312)	31,309,312

Total Investment in Securities (cost $1,149,522,460)		$1,553,550,937
Receivable for investments sold		195,062
Receivable for fund shares sold		3,056,741
Dividends receivable		5,228,082
Distributions receivable from Fidelity Central Funds		61,529
Prepaid expenses		2,493
Total assets		1,562,094,844
Liabilities
Payable for investments purchased	$3,222,781
Payable for fund shares redeemed	1,093,659
Accrued management fee	799,416
Other payables and accrued expenses	49,689
Collateral on securities loaned	18,172,650
Total liabilities		23,338,195
Net Assets		$1,538,756,649
Net Assets consist of:
Paid in capital		$1,118,246,044
Total accumulated earnings (loss)		420,510,605
Net Assets		$1,538,756,649
Net Asset Value, offering price and redemption price per share ($1,538,756,649 ÷ 12,990,479 shares)		$118.45
Statement of Operations
Six months ended August 31, 2024 (Unaudited)
Investment Income
Dividends		$21,763,963
Income from Fidelity Central Funds (including $9,665 from security lending)		515,585
Total income		22,279,548
Expenses
Management fee	$4,391,019
Custodian fees and expenses	5,955
Independent trustees' fees and expenses	2,651
Registration fees	47,489
Audit fees	23,279
Legal	307
Miscellaneous	27,947
Total expenses before reductions	4,498,647
Expense reductions	(23,566)
Total expenses after reductions		4,475,081
Net Investment income (loss)		17,804,467
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	18,760,906
Fidelity Central Funds	(612)
Foreign currency transactions	6,800
Total net realized gain (loss)		18,767,094
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	243,950,525
Assets and liabilities in foreign currencies	666
Total change in net unrealized appreciation (depreciation)		243,951,191
Net gain (loss)		262,718,285
Net increase (decrease) in net assets resulting from operations		$280,522,752
Statement of Changes in Net Assets

	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,804,467	$28,798,168
Net realized gain (loss)	18,767,094	38,799,103
Change in net unrealized appreciation (depreciation)	243,951,191	4,858,933
Net increase (decrease) in net assets resulting from operations	280,522,752	72,456,204
Distributions to shareholders	(51,939,004)	(46,638,898)

Share transactions
Proceeds from sales of shares	294,686,051	299,175,604
Reinvestment of distributions	47,008,999	42,202,004
Cost of shares redeemed	(189,555,680)	(561,927,330)

Net increase (decrease) in net assets resulting from share transactions	152,139,370	(220,549,722)
Total increase (decrease) in net assets	380,723,118	(194,732,416)

Net Assets
Beginning of period	1,158,033,531	1,352,765,947
End of period	$1,538,756,649	$1,158,033,531

Other Information
Shares
Sold	2,648,189	3,004,338
Issued in reinvestment of distributions	453,193	425,669
Redeemed	(1,743,355)	(5,699,536)
Net increase (decrease)	1,358,027	(2,269,529)

Financial Highlights
Utilities Portfolio

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$99.55	$97.31	$100.38	$86.55	$91.20	$85.32
Income from Investment Operations
Net investment income (loss) B,C	1.46	2.21	1.82	1.92	1.61	2.09
Net realized and unrealized gain (loss)	21.88	3.57	.04	14.72	(1.81)	5.99
Total from investment operations	23.34	5.78	1.86	16.64	(.20)	8.08
Distributions from net investment income	(1.11)	(2.13)	(1.75)	(1.71)	(2.12)	(1.94)
Distributions from net realized gain	(3.33)	(1.42)	(3.18)	(1.10)	(2.34)	(.26)
Total distributions	(4.44)	(3.54) D	(4.93)	(2.81)	(4.45) D	(2.20)
Net asset value, end of period	$118.45	$99.55	$97.31	$100.38	$86.55	$91.20
Total Return E,F	24.11%	6.01%	1.46%	19.19%	(.05)%	9.34%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.68% I	.74%	.74%	.74%	.76%	.75%
Expenses net of fee waivers, if any	.67 % I	.73%	.74%	.73%	.76%	.75%
Expenses net of all reductions	.67% I	.73%	.74%	.73%	.75%	.74%
Net investment income (loss)	2.67% I	2.23%	1.74%	1.96%	1.88%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$1,538,757	$1,158,034	$1,352,766	$1,072,056	$896,285	$1,247,009
Portfolio turnover rate J	55 % I	83%	53%	37%	64%	65% K

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2024

1. Organization.
Utilities Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$421,922,292
Gross unrealized depreciation	(24,445,553)
Net unrealized appreciation (depreciation)	$397,476,739
Tax cost	$1,156,074,198
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Utilities Portfolio	500,215,930	362,526,968
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Utilities Portfolio	.69

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Utilities Portfolio	.66

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Utilities Portfolio	7,699

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Utilities Portfolio	8,094,599	24,687,029	(614,327)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Utilities Portfolio	1,081
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Utilities Portfolio	1,003	-	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $23,566.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	50,178,154,296.75	92.38
Withheld	4,136,551,415.53	7.62
TOTAL	54,314,705,712.27	100.00
Robert A. Lawrence
Affirmative	50,131,321,830.27	92.30
Withheld	4,183,383,882.00	7.70
TOTAL	54,314,705,712.27	100.00
Vijay C. Advani
Affirmative	50,021,870,319.77	92.10
Withheld	4,292,835,392.50	7.90
TOTAL	54,314,705,712.27	100.00
Thomas P. Bostick
Affirmative	50,057,248,681.17	92.16
Withheld	4,257,457,031.10	7.84
TOTAL	54,314,705,712.27	100.00
Donald F. Donahue
Affirmative	49,998,023,290.27	92.05
Withheld	4,316,682,422.00	7.95
TOTAL	54,314,705,712.27	100.00
Vicki L. Fuller
Affirmative	50,146,578,363.15	92.33
Withheld	4,168,127,349.12	7.67
TOTAL	54,314,705,712.27	100.00
Patricia L. Kampling
Affirmative	50,227,895,949.71	92.48
Withheld	4,086,809,762.56	7.52
TOTAL	54,314,705,712.27	100.00
Thomas A. Kennedy
Affirmative	50,080,160,698.34	92.20
Withheld	4,234,545,013.93	7.80
TOTAL	54,314,705,712.27	100.00
Oscar Munoz
Affirmative	49,879,616,445.58	91.83
Withheld	4,435,089,266.69	8.17
TOTAL	54,314,705,712.27	100.00
Karen B. Peetz
Affirmative	50,078,105,799.58	92.20
Withheld	4,236,599,912.69	7.80
TOTAL	54,314,705,712.27	100.00
David M. Thomas
Affirmative	50,013,939,190.36	92.08
Withheld	4,300,766,521.91	7.92
TOTAL	54,314,705,712.27	100.00
Susan Tomasky
Affirmative	50,109,134,188.50	92.26
Withheld	4,205,571,523.77	7.74
TOTAL	54,314,705,712.27	100.00
Michael E. Wiley
Affirmative	50,016,526,096.47	92.09
Withheld	4,298,179,615.80	7.91
TOTAL	54,314,705,712.27	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Utilities Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with a fee based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the management fee, the fund will receive investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered the fund's pro forma management fee rate as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.813630.119
SELUTL-SANN-1024

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2024